UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:              811-04852

Victory Portfolios

(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor, Brooklyn, Ohio	44144
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, Ohio 43219

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-539-3863

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Stockholders.

June 30, 2023
Semi Annual Report
Victory RS Partners Fund
Victory RS Value Fund
Victory RS Large Cap Alpha Fund
Victory RS Investors Fund
Victory Global Energy Transition Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
Victory RS Partners Fund
8
Victory RS Value Fund
10
Victory RS Large Cap Alpha Fund
12
Victory RS Investors Fund
14
Victory Global Energy Transition Fund
16
Financial Statements
Statements of Assets and Liabilities
18
Statements of Operations
20
Statements of Changes in Net Assets
22
Financial Highlights
27
Notes to Financial Statements 48
Proxy Voting and Portfolio Holdings Information
58
Expense Examples
58
Advisory Contract Approval
60
Liquidity Risk Management Program
62
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Portfolios
Victory RS Partners Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Primerica, Inc.
3.9%
Kemper Corp.
3.9%
Globe Life, Inc.
3.1%
Equity Commonwealth
2.6%
Verint Systems, Inc.
2.4%
Northern Oil and Gas, Inc.
2.4%
Encompass Health Corp.
2.4%
U.S. Foods Holding Corp.
2.4%
First Bancorp
2.4%
Integer Holdings Corp.
2.3%

4
Victory Portfolios
Victory RS Value Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Vistra Corp.
3.6%
The Progressive Corp.
3.2%
Globe Life, Inc.
3.2%
Markel Group, Inc.
3.1%
Equity Commonwealth
2.7%
Fairfax Financial Holdings Ltd.
2.6%
Encompass Health Corp.
2.5%
U.S. Foods Holding Corp.
2.4%
Brown & Brown, Inc.
2.3%
Verint Systems, Inc.
2.2%

5
Victory Portfolios
Victory RS Large Cap Alpha Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Fairfax Financial Holdings Ltd.
6.0%
Markel Group, Inc.
4.7%
The Progressive Corp.
4.0%
Vistra Corp.
3.8%
Merck & Co., Inc.
3.3%
Brown & Brown, Inc.
3.1%
Cboe Global Markets, Inc.
3.0%
Alphabet, Inc., Class A
3.0%
Keurig Dr Pepper, Inc.
2.8%
The Cigna Group
2.4%

6
Victory Portfolios
Victory RS Investors Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Fairfax Financial Holdings Ltd.
5.5%
Vistra Corp.
5.3%
Markel Group, Inc.
5.0%
The Progressive Corp.
4.7%
Cboe Global Markets, Inc.
3.9%
White Mountains Insurance Group Ltd.
3.9%
Encompass Health Corp.
3.9%
Verint Systems, Inc.
3.6%
Brown & Brown, Inc.
3.4%
U.S. Foods Holding Corp.
3.2%

7
Victory Portfolios
Victory Global Energy Transition Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Cameco Corp.
10.5%
First Quantum Minerals Ltd.
9.7%
Enterprise Products Partners LP
9.6%
Ivanhoe Electric, Inc.
7.5%
Whitecap Resources, Inc.
7.3%
Linde PLC
4.9%
Iluka Resources Ltd.
4.8%
Norsk Hydro ASA
4.7%
NextEra Energy, Inc.
4.6%
Newmont Corp.
4.3%

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Partners Fund
8
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.9%)
Communication Services (2.0%):
Madison Square Garden Sports Corp. ........................................ 44,660 $ 8,398,313
Consumer Discretionary (8.3%):
Adient PLC (a) ......................................................... 55,770 2,137,106
Columbia Sportswear Co. ................................................. 55,550 4,290,682
Light & Wonder, Inc. (a) .................................................. 76,440 5,256,014
Modine Manufacturing Co. (a) .............................................. 196,580 6,491,072
Taylor Morrison Home Corp. (a) ............................................ 63,700 3,106,649
The Wendy's Co. ....................................................... 413,080 8,984,490
Under Armour, Inc. , Class C (a) ............................................. 600,180 4,027,208
34,293,221
Consumer Staples (4.7%):
Nomad Foods Ltd. (a) .................................................... 525,840 9,212,717
U.S. Foods Holding Corp. (a) ............................................... 226,180 9,951,920
19,164,637
Energy (7.2%):
California Resources Corp. ................................................ 125,920 5,702,917
Gulfport Energy Corp. (a) ................................................. 53,640 5,635,955
Northern Oil and Gas, Inc. ................................................ 290,690 9,976,481
Plains GP Holdings LP , Class A (b) ........................................... 562,710 8,344,989
29,660,342
Financials (24.6%):
Federated Hermes, Inc. ................................................... 185,130 6,636,910
First Bancorp .......................................................... 791,520 9,672,374
Globe Life, Inc. ........................................................ 117,780 12,911,044
Kemper Corp. ......................................................... 331,720 16,008,807
Old National Bancorp (b) .................................................. 294,520 4,105,609
Pinnacle Financial Partners, Inc. ............................................ 69,750 3,951,338
PJT Partners, Inc. , Class A ................................................ 111,320 7,752,325
Primerica, Inc. ......................................................... 81,923 16,201,092
Safety Insurance Group, Inc. ............................................... 31,350 2,248,422
SouthState Corp. ....................................................... 114,590 7,540,022
Stellar Bancorp, Inc. (b) ................................................... 112,450 2,573,981
The Bank of NT Butterfield & Son Ltd. ....................................... 143,270 3,919,867
White Mountains Insurance Group Ltd. ....................................... 5,590 7,764,007
101,285,798
Health Care (9.2%):
Bausch + Lomb Corp. (a) (b) ............................................... 376,920 7,564,785
Encompass Health Corp. .................................................. 147,130 9,962,172
Fortrea Holdings, Inc. (a) .................................................. 59,130 2,011,011
Integer Holdings Corp. (a) ................................................. 107,560 9,530,892
The Ensign Group, Inc. ................................................... 91,420 8,726,953
37,795,813
Industrials (16.0%):
Applied Industrial Technologies, Inc. ......................................... 38,970 5,644,025
ArcBest Corp. ......................................................... 58,830 5,812,404
Atkore, Inc. (a) ......................................................... 21,540 3,358,948
Crane NXT Co. ........................................................ 55,380 3,125,647
Finning International, Inc. ................................................. 156,930 4,827,795
Fluor Corp. (a) ......................................................... 224,350 6,640,760
Gates Industrial Corp. PLC (a) .............................................. 158,880 2,141,702
Granite Construction, Inc. ................................................. 159,520 6,345,706
Hayward Holdings, Inc. (a) ................................................ 132,440 1,701,854
ICF International, Inc. ................................................... 44,110 5,486,843
Mueller Water Products, Inc. , Class A ........................................ 326,660 5,301,692
The Timken Co. ........................................................ 56,080 5,133,002
Titan Machinery, Inc. (a) .................................................. 126,690 3,737,355
Verra Mobility Corp. (a) .................................................. 172,140 3,394,601

Victory Portfolios
Victory RS Partners Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Werner Enterprises, Inc. .................................................. 69,660 $ 3,077,579
65,729,913
Information Technology (5.2%):
Belden, Inc. ........................................................... 61,580 5,890,127
CommVault Systems, Inc. (a) ............................................... 76,950 5,588,109
Verint Systems, Inc. (a) ................................................... 287,360 10,074,841
21,553,077
Materials (7.7%):
Axalta Coating Systems Ltd. (a) ............................................. 124,630 4,089,110
Constellium SE (a) ...................................................... 356,100 6,124,920
Ecovyst, Inc. (a) ........................................................ 166,490 1,907,975
Graphic Packaging Holding Co. ............................................ 263,770 6,338,393
Olin Corp. ............................................................ 128,240 6,590,254
Summit Materials, Inc. , Class A (a) .......................................... 181,332 6,863,416
31,914,068
Real Estate (8.2%):
Corporate Office Properties Trust ............................................ 291,230 6,916,713
Equity Commonwealth ................................................... 528,250 10,702,345
Four Corners Property Trust, Inc. ............................................ 295,360 7,502,144
The Howard Hughes Corp. (a) .............................................. 109,860 8,670,151
33,791,353
Utilities (3.8%):
ALLETE, Inc. ......................................................... 82,990 4,810,930
Black Hills Corp. ....................................................... 95,005 5,725,002
ONE Gas, Inc. ......................................................... 68,220 5,239,978
15,775,910
Total Common Stocks (Cost $336,179,191) 399,362,445
Preferred Stocks (0.2%)
Health Care (0.2%):
WellDoc, Inc. Series B (c) ................................................. 1,587,483 587,369
Total Preferred Stocks (Cost $1,942,921) 587,369
Collateral for Securities Loaned (2.2%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (d) ........ 2,291,408 2,291,408
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (d) ............ 2,291,408 2,291,408
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (d) ............... 2,291,408 2,291,408
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (d) . 2,291,408 2,291,408
Total Collateral for Securities Loaned (Cost $9,165,632) 9,165,632
Total Investments (Cost $347,287,744) — 99.3% 409,115,446
Other assets in excess of liabilities — 0.7% 3,081,306
NET ASSETS - 100.00% $ 412,196,752
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Rate disclosed is the daily yield on June 30, 2023.
LP—Limited Partnership
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Value Fund
10
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (96.9%)
Communication Services (1.2%):
Endeavor Group Holdings, Inc., Class A(a) .................................... 140,800 $ 3,367,936
Consumer Discretionary (8.1%):
Columbia Sportswear Co. ................................................. 34,590 2,671,732
Darden Restaurants, Inc. .................................................. 8,640 1,443,571
LKQ Corp. ........................................................... 100,130 5,834,575
Mattel, Inc.(a) ......................................................... 217,650 4,252,881
The Wendy's Co. ....................................................... 261,480 5,687,190
Toll Brothers, Inc. ...................................................... 40,680 3,216,568
23,106,517
Consumer Staples (6.8%):
Keurig Dr Pepper, Inc. ................................................... 200,465 6,268,540
Nomad Foods Ltd.(a) .................................................... 355,740 6,232,565
U.S. Foods Holding Corp.(a) ............................................... 155,430 6,838,920
19,340,025
Energy (4.7%):
Baker Hughes Co. ...................................................... 97,760 3,090,194
Chesapeake Energy Corp. ................................................. 35,830 2,998,254
Marathon Oil Corp. ..................................................... 181,790 4,184,806
The Williams Cos., Inc. .................................................. 95,780 3,125,301
13,398,555
Financials (21.6%):
Brown & Brown, Inc. .................................................... 96,540 6,645,813
Cboe Global Markets, Inc. ................................................ 44,390 6,126,264
Fairfax Financial Holdings Ltd. ............................................. 9,750 7,303,961
Federated Hermes, Inc. ................................................... 78,780 2,824,263
Fiserv, Inc.(a) .......................................................... 39,860 5,028,339
Globe Life, Inc. ........................................................ 81,980 8,986,648
Kemper Corp. ......................................................... 58,570 2,826,588
Markel Group, Inc.(a) .................................................... 6,470 8,949,175
The Progressive Corp. ................................................... 67,970 8,997,189
White Mountains Insurance Group Ltd. ....................................... 2,700 3,750,057
61,438,297
Health Care (9.5%):
Bausch + Lomb Corp.(a)(b) ............................................... 205,360 4,121,575
Bio-Rad Laboratories, Inc., Class A(a) ........................................ 3,760 1,425,491
Encompass Health Corp. .................................................. 106,830 7,233,459
Henry Schein, Inc.(a) .................................................... 52,250 4,237,475
Humana, Inc. .......................................................... 10,880 4,864,775
Zimmer Biomet Holdings, Inc. ............................................. 35,530 5,173,168
27,055,943
Industrials (19.1%):
AGCO Corp. .......................................................... 43,540 5,722,027
API Group Corp.(a) ..................................................... 104,520 2,849,215
Curtiss-Wright Corp. .................................................... 24,130 4,431,716
Fluor Corp.(a) ......................................................... 181,290 5,366,184
Leidos Holdings, Inc. .................................................... 67,920 6,009,562
nVent Electric PLC ...................................................... 58,920 3,044,396
Parker-Hannifin Corp. ................................................... 11,860 4,625,874
Regal Rexnord Corp. .................................................... 22,070 3,396,573
Sensata Technologies Holding PLC .......................................... 93,640 4,212,864
TFI International, Inc. .................................................... 43,440 4,950,422
The Timken Co. ........................................................ 64,370 5,891,786
WESCO International, Inc. ................................................ 22,130 3,962,598
54,463,217
Information Technology (5.2%):
Lam Research Corp. ..................................................... 4,120 2,648,583

Victory Portfolios
Victory RS Value Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Littelfuse, Inc. ......................................................... 9,210 $ 2,682,965
Verint Systems, Inc.(a) ................................................... 180,160 6,316,410
Zebra Technologies Corp.(a) ............................................... 10,680 3,159,464
14,807,422
Materials (6.2%):
Graphic Packaging Holding Co. ............................................ 181,230 4,354,957
Olin Corp. ............................................................ 90,390 4,645,142
Sealed Air Corp. ....................................................... 98,940 3,957,600
Summit Materials, Inc., Class A(a) .......................................... 120,243 4,551,198
17,508,897
Real Estate (7.6%):
Alexandria Real Estate Equities, Inc. ......................................... 29,890 3,392,216
Equity Commonwealth ................................................... 379,360 7,685,834
Equity LifeStyle Properties, Inc. ............................................ 52,590 3,517,745
Invitation Homes, Inc. ................................................... 103,140 3,548,016
NNN REIT, Inc. ........................................................ 83,560 3,575,532
21,719,343
Utilities (6.9%):
FirstEnergy Corp. ....................................................... 140,830 5,475,471
The AES Corp. ........................................................ 189,110 3,920,250
Vistra Corp. ........................................................... 391,180 10,268,475
19,664,196
Total Common Stocks (Cost $230,568,480) 275,870,348
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(c) ........ 1,003,823 1,003,823
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(c) ............ 1,003,823 1,003,823
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(c) ............... 1,003,823 1,003,823
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(c) . 1,003,823 1,003,823
Total Collateral for Securities Loaned (Cost $4,015,292) 4,015,292
Total Investments (Cost $234,583,772) — 98.3% 279,885,640
Other assets in excess of liabilities — 1.7% 4,818,969
NET ASSETS - 100.00% $ 284,704,609
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Large Cap Alpha Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.3%)
Communication Services (3.0%):
Alphabet, Inc., Class A(a) ................................................. 116,470 $ 13,941,459
Consumer Discretionary (4.2%):
Amazon.com, Inc.(a) .................................................... 15,950 2,079,242
Darden Restaurants, Inc. .................................................. 28,200 4,711,656
LKQ Corp. ........................................................... 134,370 7,829,740
Mattel, Inc.(a) ......................................................... 262,130 5,122,020
19,742,658
Consumer Staples (8.2%):
Diageo PLC, ADR ...................................................... 25,310 4,390,779
Keurig Dr Pepper, Inc. ................................................... 411,490 12,867,292
Mondelez International, Inc., Class A ......................................... 149,880 10,932,247
U.S. Foods Holding Corp.(a) ............................................... 232,390 10,225,160
38,415,478
Energy (7.5%):
Chevron Corp. ......................................................... 48,200 7,584,270
Enterprise Products Partners LP ............................................. 350,040 9,223,554
Exxon Mobil Corp. ..................................................... 102,470 10,989,907
Hess Corp. ............................................................ 53,930 7,331,784
35,129,515
Financials (24.1%):
Brown & Brown, Inc. .................................................... 210,330 14,479,117
Cboe Global Markets, Inc. ................................................ 101,350 13,987,314
Fairfax Financial Holdings Ltd. ............................................. 37,200 27,867,423
FleetCor Technologies, Inc.(a) .............................................. 31,900 8,009,452
JPMorgan Chase & Co. .................................................. 52,680 7,661,779
Markel Group, Inc.(a) .................................................... 16,050 22,200,039
The Progressive Corp. ................................................... 139,700 18,492,089
112,697,213
Health Care (18.2%):
AbbVie, Inc. .......................................................... 82,650 11,135,435
GE HealthCare Technologies, Inc. ........................................... 69,810 5,671,364
Humana, Inc. .......................................................... 13,210 5,906,587
Johnson & Johnson ..................................................... 47,780 7,908,546
McKesson Corp. ....................................................... 14,040 5,999,433
Medtronic PLC ........................................................ 118,970 10,481,257
Merck & Co., Inc. ...................................................... 132,680 15,309,945
The Cigna Group ....................................................... 40,530 11,372,718
UnitedHealth Group, Inc. ................................................. 23,155 11,129,219
84,914,504
Industrials (12.8%):
Eaton Corp. PLC ....................................................... 37,260 7,492,986
FedEx Corp. .......................................................... 30,390 7,533,681
Johnson Controls International PLC .......................................... 83,360 5,680,150
Leidos Holdings, Inc. .................................................... 115,940 10,258,371
PACCAR, Inc. ......................................................... 57,975 4,849,609
Parker-Hannifin Corp. ................................................... 21,160 8,253,246
Raytheon Technologies Corp. .............................................. 64,972 6,364,657
Sensata Technologies Holding PLC .......................................... 204,940 9,220,251
59,652,951
Information Technology (5.3%):
Amphenol Corp., Class A ................................................. 85,310 7,247,085
Analog Devices, Inc. .................................................... 24,010 4,677,388
Applied Materials, Inc. ................................................... 53,560 7,741,562
Salesforce, Inc.(a) ...................................................... 24,780 5,235,023
24,901,058

Victory Portfolios
Victory RS Large Cap Alpha Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Materials (3.3%):
PPG Industries, Inc. ..................................................... 64,690 $ 9,593,527
Sealed Air Corp. ....................................................... 149,832 5,993,280
15,586,807
Real Estate (3.6%):
Alexandria Real Estate Equities, Inc. ......................................... 45,640 5,179,684
Equity LifeStyle Properties, Inc. ............................................ 78,790 5,270,263
Invitation Homes, Inc. ................................................... 190,120 6,540,128
16,990,075
Utilities (7.1%):
Constellation Energy Corp. ................................................ 66,503 6,088,349
Exelon Corp. .......................................................... 224,870 9,161,204
Vistra Corp. ........................................................... 684,220 17,960,775
33,210,328
Total Common Stocks (Cost $362,582,448) 455,182,046
Total Investments (Cost $362,582,448) — 97.3% 455,182,046
Other assets in excess of liabilities — 2.7% 12,661,628
NET ASSETS - 100.00% $ 467,843,674
(a) Non-income producing security.
ADR—American Depositary Receipt
LP—Limited Partnership
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Investors Fund
14
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (95.1%)
Capital Markets (6.3%):
Cboe Global Markets, Inc. ................................................ 11,920 $ 1,645,079
Federated Hermes, Inc. ................................................... 27,390 981,932
2,627,011
Communication Services (3.0%):
Alphabet, Inc. , Class A (a) ................................................. 10,590 1,267,623
Consumer Discretionary (5.6%):
LKQ Corp. ........................................................... 20,750 1,209,102
The Wendy's Co. ....................................................... 51,700 1,124,475
2,333,577
Consumer Staples (9.4%):
Keurig Dr Pepper, Inc. ................................................... 41,730 1,304,897
Nomad Foods Ltd. (a) .................................................... 73,080 1,280,362
U.S. Foods Holding Corp. (a) ............................................... 30,690 1,350,360
3,935,619
Energy (5.5%):
Northern Oil and Gas, Inc. ................................................ 30,750 1,055,340
Plains GP Holdings LP , Class A (b) ........................................... 86,100 1,276,863
2,332,203
Health Care (14.9%):
Bausch + Lomb Corp. (a) (b) ............................................... 57,350 1,151,014
Encompass Health Corp. .................................................. 24,180 1,637,228
Humana, Inc. .......................................................... 2,560 1,144,653
Merck & Co., Inc. ...................................................... 10,530 1,215,057
Zimmer Biomet Holdings, Inc. ............................................. 7,800 1,135,680
6,283,632
Industrials (9.2%):
Fluor Corp. (a) ......................................................... 36,020 1,066,192
Granite Construction, Inc. ................................................. 21,890 870,784
Leidos Holdings, Inc. .................................................... 8,430 745,886
Sensata Technologies Holding PLC .......................................... 26,750 1,203,483
3,886,345
Information Technology (3.6%):
Verint Systems, Inc. (a) ................................................... 43,630 1,529,668
Insurance (22.5%):
Brown & Brown, Inc. .................................................... 20,430 1,406,401
Fairfax Financial Holdings Ltd. ............................................. 3,110 2,329,776
Markel Group, Inc. (a) .................................................... 1,520 2,102,434
The Progressive Corp. ................................................... 15,060 1,993,492
White Mountains Insurance Group Ltd. ....................................... 1,180 1,638,914
9,471,017
Materials (4.5%):
Graphic Packaging Holding Co. ............................................ 33,800 812,214
Olin Corp. ............................................................ 20,960 1,077,134
1,889,348
Real Estate (5.3%):
Equity Commonwealth ................................................... 59,660 1,208,712
Four Corners Property Trust, Inc. ............................................ 39,340 999,236
2,207,948
Utilities (5.3%):
Vistra Corp. ........................................................... 85,290 2,238,862
Total Common Stocks (Cost $33,553,550) 40,002,853
Collateral for Securities Loaned (5.3%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares , 5 .02% (c) ........ 557,008 557,008
HSBC U.S. Government Money Market Fund, Institutional Shares , 5 .02% (c) ............ 557,008 557,008
Invesco Government & Agency Portfolio, Institutional Shares , 5 .08% (c) ............... 557,008 557,008

Victory Portfolios
Victory RS Investors Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares , 5 .04% (c) . 557,008 $ 557,008
Total Collateral for Securities Loaned (Cost $2,228,032) 2,228,032
Total Investments (Cost $35,781,582) — 100.4% 42,230,885
Liabilities in excess of other assets — (0.4)% (147,890)
NET ASSETS - 100.00% $ 42,082,995
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
LP—Limited Partnership
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Global Energy Transition Fund
16
(Unaudited)
See notes to financial statements.
Security Name
Acquisition Date
Cost
Metals Acquisition Ltd. .......................................
4/14/2023
$ 14,051,480
Metals Acquisition Ltd., Class A .................................
4/14/2023
–
Security Description Shares Value
Common Stocks (92.7%)
Chemicals (6.9%):
Linde PLC ............................................................ 50,529 $ 19,255,591
Nutrien Ltd. ........................................................... 132,411 7,818,870
27,074,461
Industrials (4.3%):
Energy Vault Holdings, Inc.(a)(b) ........................................... 3,128,547 8,540,933
NuScale Power Corp.(a)(b) ................................................ 1,192,849 8,111,373
16,652,306
Metals & Mining (38.9%):
First Quantum Minerals Ltd. ............................................... 1,606,738 38,015,377
Iluka Resources Ltd. ..................................................... 2,513,940 18,747,465
Ivanhoe Electric, Inc.(a)(b) ................................................ 3,209,918 41,857,331
Metals Acquisition Ltd.(a)(c)(d) ............................................ 1,405,148 13,928,249
Metals Acquisition Ltd., Class A(a)(c)(d)(e) .................................... 63,231 592,702
Newmont Corp. ........................................................ 396,225 16,902,958
Norsk Hydro ASA ...................................................... 3,099,116 18,428,016
Sunrise Energy Metals Ltd.(a)(b)(f) .......................................... 5,786,876 4,094,989
152,567,087
Oil, Gas & Consumable Fuels (38.0%):
Antero Resources Corp.(a) ................................................ 486,030 11,193,271
Cameco Corp. ......................................................... 1,314,332 41,168,379
Cheniere Energy, Inc. .................................................... 24,196 3,686,503
Enterprise Products Partners LP ............................................. 1,428,364 37,637,391
Peyto Exploration & Development Corp. ...................................... 876,861 7,255,320
Range Resources Corp. ................................................... 306,616 9,014,510
Tourmaline Oil Corp. .................................................... 227,024 10,698,202
Whitecap Resources, Inc. ................................................. 4,081,769 28,565,603
149,219,179
Utilities (4.6%):
NextEra Energy, Inc. .................................................... 244,210 18,120,382
Total Common Stocks (Cost $289,934,694) 363,633,415
Collateral for Securities Loaned (4.7%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(g) ........ 4,631,645 4,631,645
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(g) ............ 4,631,645 4,631,645
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(g) ............... 4,631,645 4,631,645
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(g) . 4,631,645 4,631,645
Total Collateral for Securities Loaned (Cost $18,526,580) 18,526,580
Total Investments (Cost $308,461,274) — 97.4% 382,159,995
Other assets in excess of liabilities — 2.6% 10,203,085
NET ASSETS - 100.00% $ 392,363,080
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Restricted security that is not registered under the Securities Act of 1933.
(d) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
(e) Security or a portion of the security purchased on a delayed-delivery and/or when-issued basis.
(f) Affiliated security. (See Note 9 in the Notes to Financial Statements)
(g) Rate disclosed is the daily yield on June 30, 2023.

Victory Portfolios
Victory Global Energy Transition Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
LP—Limited Partnership
PLC—Public Limited Company

Statements of Assets and Liabilities
June 30, 2023
18
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Assets:
Investments, at value (Cost $347,287,744, $234,583,772 and $362,582,448) $ 409,115,446(a) $ 279,885,640(b) $ 455,182,046
Cash 14,246,602 8,370,485 13,358,040
Receivables:
Interest and dividends 388,733 175,866 517,122
Capital shares issued 172,582 66,824 44,572
Investments sold 6,284,097 3,565,582 —
From Adviser 53,416 19,726 32,721
Prepaid expenses 62,665 31,814 31,265
Total Assets 430,323,541 292,115,937 469,165,766
Liabilities:
Payables:
Collateral received on loaned securities 9,165,632 4,015,292 —
Investments purchased 8,337,964 2,933,733 —
Capital shares redeemed 217,080 167,259 981,288
Accrued expenses and other payables:
Investment advisory fees 275,276 194,840 188,607
Administration fees 17,736 12,223 20,132
Custodian fees 4,761 3,839 5,663
Transfer agent fees 65,436 47,252 63,136
Compliance fees 295 207 341
Trustees' fees 117 — —
12b-1 fees 18,818 17,747 46,330
Other accrued expenses 23,674 18,936 16,595
Total Liabilities 18,126,789 7,411,328 1,322,092
Commitments and contingencies (Note 5 )
Net Assets:
Capital 342,582,821 227,347,571 372,376,365
Total accumulated earnings/(loss) 69,613,931 57,357,038 95,467,309
Net Assets $ 412,196,752 $ 284,704,609 $ 467,843,674
Net Assets
Class A $ 181,411,421 $ 168,809,750 $ 439,280,977
Class C — 1,391,540 2,029,901
Class R 2,137,989 660,992 5,488,381
Class R6 34,111 — —
Class Y 223,157,260 113,842,327 21,044,415
Member Class 5,455,971 — —
Total $ 412,196,752 $ 284,704,609 $ 467,843,674
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 7,231,333 6,782,814 8,748,937
Class C — 66,909 51,226
Class R 99,221 28,706 110,459
Class R6 1,248 — —
Class Y 8,092,966 4,406,074 420,875
Member Class 216,852 — —
Total 15,641,620 11,284,503 9,331,497
Net asset value, offering (except Class A) and redemption price per share:
Class A $ 25.09 $ 24.89 $ 50.21
Class C(c) — 20.80 39.63
Class R 21.55 23.03 49.69
Class R6 27.33 — —
Class Y 27.57 25.84 50.00
Member Class 25.16 — —
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 26.62 $ 26.41 $ 53.27
(a) Includes $9,143,609 of securities on loan.
(b) Includes $4,080,351 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2023
19
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Assets:
Affiliated investments, at value (Cost $— and $9,152,667) $ — $ 4,094,989
Unaffiliated investments, at value (Cost $35,781,582 and $299,308,607) 42,230,885(a) 378,065,006(b)
Foreign currency, at value (Cost $— and $37,879) — 37,879
Cash 1,671,234 20,701,293
Receivables:
Interest and dividends 59,160 511,151
Capital shares issued 20,002 217,380
Investments sold 339,017 9,141,029
From Adviser 25,031 45,050
Prepaid expenses 20,760 52,686
Total Assets 44,366,089 412,866,463
Liabilities:
Payables:
Collateral received on loaned securities 2,228,032 18,526,580
Investments purchased — 209,678
Capital shares redeemed 758 1,339,197
Accrued expenses and other payables:
Investment advisory fees 34,190 326,756
Administration fees 1,835 17,319
Custodian fees 1,079 7,202
Transfer agent fees 7,984 54,097
Compliance fees 29 288
12b-1 fees 2,127 10,156
Other accrued expenses 7,060 12,110
Total Liabilities 2,283,094 20,503,383
Commitments and contingencies (Note 5 )
Net Assets:
Capital 35,754,450 2,080,665,365
Total accumulated earnings/(loss) 6,328,545 (1,688,302,285)
Net Assets $ 42,082,995 $ 392,363,080
Net Assets
Class A $ 15,636,068 $ 84,664,386
Class C 898,886 2,244,874
Class R 840,041 1,761,381
Class Y 24,708,000 303,692,439
Total $ 42,082,995 $ 392,363,080
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,134,399 2,719,345
Class C 78,448 81,980
Class R 71,560 60,619
Class Y 1,722,778 9,315,412
Total 3,007,185 12,177,356
Net asset value, offering (except Class A) and redemption price per share:
Class A $ 13.78 $ 31.13
Class C(c) 11.46 27.38
Class R 11.74 29.06
Class Y 14.34 32.60
Maximum Sales Charge — Class A 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 14.62 $ 33.03
(a) Includes $2,220,284 of securities on loan.
(b) Includes $17,202,072 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2023
20
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Partners
Fund
Victory RS Value
Fund
Victory RS Large
Cap Alpha Fund
Investment Income:
Dividends $ 4,631,561 $ 3,430,164 $ 4,472,311
Interest 166,645 93,249 173,096
Securities lending (net of fees) 18,578 15,364 5,009
Foreign tax withholding (24,456) (29,255) (63,480)
Total Income 4,792,328 3,509,522 4,586,936
Expenses:
Investment advisory fees 1,869,827 1,220,643 1,153,739
Administration fees 106,200 79,160 127,203
Sub-Administration fees 8,426 8,426 6,692
12b-1 fees — Class A 218,111 211,767 540,460
12b-1 fees — Class C — 7,129 13,828
12b-1 fees — Class R 4,284 1,624 13,806
Custodian fees 9,650 7,878 11,539
Transfer agent fees — Class A 113,762 104,004 178,265
Transfer agent fees — Class C — 698 679
Transfer agent fees — Class R 1,448 808 4,862
Transfer agent fees — Class R6(a) 55 — —
Transfer agent fees — Class Y 106,274 61,444 7,488
Transfer agent fees — Member Class 4,510 — —
Trustees' fees 13,501 10,720 16,536
Compliance fees 1,720 1,320 2,107
Legal and audit fees 15,997 13,353 17,650
State registration and filing fees 39,162 28,804 29,904
Other expenses 30,886 22,165 18,769
Recoupment of prior expenses waived/reimbursed by Adviser — 17 —
Total Expenses 2,543,813 1,779,960 2,143,527
Expenses waived/reimbursed by Adviser (140,295) (45,579) (90,624)
Net Expenses 2,403,518 1,734,381 2,052,903
Net Investment Income (Loss) 2,388,810 1,775,141 2,534,033
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions 7,951,495 9,209,619 (4,265,554)
Net change in unrealized appreciation/depreciation on investment securities 13,902,009 (862,052) 23,400,306
Net realized/unrealized gains (losses) on investments 21,853,504 8,347,567 19,134,752
Change in net assets resulting from operations $ 24,242,314 $ 10,122,708 $ 21,668,785
(a) Victory RS Partners Fund Class R6 commenced operations on June 2, 2023.

Statements of Operations
For the Six Months Ended June 30, 2023
21
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Investors
Fund
Victory Global
Energy Transition
Fund
Investment Income:
Dividends $ 353,898 $ 5,960,322
Interest 21,250 863,148
Securities lending (net of fees) 6,611 241,188
Foreign tax withholding (5,430) (721,105)
Total Income 376,329 6,343,553
Expenses:
Investment advisory fees 214,492 2,012,555
Administration fees 11,822 110,945
Sub-Administration fees 6,691 6,721
12b-1 fees — Class A 19,294 110,899
12b-1 fees — Class C 4,135 11,483
12b-1 fees — Class R 2,072 4,556
Custodian fees 2,179 12,402
Transfer agent fees — Class A 8,309 70,792
Transfer agent fees — Class C 210 1,185
Transfer agent fees — Class R 747 1,282
Transfer agent fees — Class Y 16,221 135,831
Trustees' fees 2,361 14,503
Compliance fees 196 1,837
Legal and audit fees 7,314 30,574
State registration and filing fees 25,987 37,484
Interfund lending 810 —
Other expenses 7,148 26,598
Total Expenses 329,988 2,589,647
Expenses waived/reimbursed by Adviser (74,499) (109,952)
Net Expenses 255,489 2,479,695
Net Investment Income (Loss) 120,840 3,863,858
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (269,358) (740,667)
Net change in unrealized appreciation/depreciation on affiliated investment securities — (3,468,113)
Net change in unrealized appreciation/depreciation on unaffiliated investment securities 2,455,240 10,804,537
Net realized/unrealized gains (losses) on investments 2,185,882 6,595,757
Change in net assets resulting from operations $ 2,306,722 $ 10,459,615

22
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,388,810 $ 1,822,953 $ 1,775,141 $ 678,266 $ 2,534,033 $ 3,733,310
Net realized gains (losses) 7,951,495 20,984,463 9,209,619 8,930,820 (4,265,554) 20,320,447
Net change in unrealized
appreciation/depreciation 13,902,009 (41,210,672) (862,052) (19,220,752) 23,400,306 (48,052,387)
Change in net assets resulting from
operations 24,242,314 (18,403,256) 10,122,708 (9,611,666) 21,668,785 (23,998,630)
Distributions to Shareholders:
Class A — (14,065,471) — (10,380,392) — (40,238,962)
Class C — — — (78,057) — (381,095)
Class R — (139,039) — (39,545) — (512,985)
Class R6(a) — — — — — —
Class Y — (13,746,011) — (7,328,104) — (2,018,146)
Member Class — (395,123) — — — —
Change in net assets resulting from
distributions to shareholders — (28,345,644) — (17,826,098) — (43,151,188)
Change in net assets resulting from
capital transactions 39,241,961 18,483,829 (20,337,175) (12,342,276) (22,109,609) 6,717,073
Change in net assets 63,484,275 (28,265,071) (10,214,467) (39,780,040) (440,824) (60,432,745)
Net Assets:
Beginning of period 348,712,477 376,977,548 294,919,076 334,699,116 468,284,498 528,717,243
End of period $ 412,196,752 $ 348,712,477 $ 284,704,609 $ 294,919,076 $ 467,843,674 $ 468,284,498

23
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 13,000,235 $ 12,294,532 $ 4,086,317 $ 8,885,625 $ 5,232,343 $ 11,263,699
Distributions reinvested — 13,743,907 — 10,159,035 — 39,263,142
Cost of shares redeemed (12,478,920) (28,715,098) (13,518,241) (19,542,267) (24,121,808) (45,886,188)
Total Class A $ 521,315 $ (2,676,659) $ (9,431,924) $ (497,607) $ (18,889,465) $ 4,640,653
Class C
Proceeds from shares issued $ — $ — $ 474,937 $ 440,819 $ 31,120 $ 502,720
Distributions reinvested — — — 78,057 — 366,127
Cost of shares redeemed — — (399,315) (506,372) (1,706,677) (2,850,908)
Total Class C $ — $ — $ 75,622 $ 12,504 $ (1,675,557) $ (1,982,061)
Class R
Proceeds from shares issued $ 553,561 $ 133,590 $ 20,980 $ 84,996 $ 289,358 $ 516,818
Distributions reinvested — 139,039 — 38,186 — 511,021
Cost of shares redeemed (49,822) (187,821) (28,724) (53,416) (796,784) (851,859)
Total Class R $ 503,739 $ 84,808 $ (7,744) $ 69,766 $ (507,426) $ 175,980
Class R6(a)
Proceeds from shares issued $ 31,980 $ — $ — $ — $ — $ —
Total Class R6 $ 31,980 $ — $ — $ — $ — $ —
Class Y
Proceeds from shares issued $ 76,067,541 $ 67,817,832 $ 2,109,251 $ 8,544,926 $ 2,038,533 $ 5,469,114
Distributions reinvested — 13,720,213 — 7,239,739 — 1,977,089
Cost of shares redeemed (38,294,310) (62,763,872) (13,082,380) (27,711,604) (3,075,694) (3,563,702)
Total Class Y $ 37,773,231 $ 18,774,173 $ (10,973,129) $ (11,926,939) $ (1,037,161) $ 3,882,501
Member Class
Proceeds from shares issued $ 1,111,358 $ 2,720,707 $ — $ — $ — $ —
Distributions reinvested — 395,123 — — — —
Cost of shares redeemed (699,662) (814,323) — — — —
Total Member Class $ 411,696 $ 2,301,507 $ — $ — $ — $ —
Change in net assets resulting from
capital transactions $ 39,241,961 $ 18,483,829 $ (20,337,175) $ (12,342,276) $ (22,109,609) $ 6,717,073

24
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Partners Fund Victory RS Value Fund Victory RS Large Cap Alpha Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Share Transactions:
Class A
Issued 537,195 481,262 167,735 355,513 107,098 211,002
Reinvested — 571,496 — 416,820 — 801,682
Redeemed (512,258) (1,118,378) (557,754) (773,903) (495,371) (864,956)
Total Class A 24,937 (65,620) (390,019) (1,570) (388,273) 147,728
Class C
Issued — — 23,236 21,134 804 11,796
Reinvested — — — 3,832 — 9,478
Redeemed — — (19,903) (23,831) (44,252) (65,919)
Total Class C — — 3,333 1,135 (43,448) (44,645)
Class R
Issued 26,651 6,032 929 3,628 6,005 9,762
Reinvested — 6,728 — 1,694 — 10,550
Redeemed (2,406) (8,341) (1,284) (2,254) (16,897) (16,389)
Total Class R 24,245 4,419 (355) 3,068 (10,892) 3,923
Class R6(a)
Issued 1,248 — — — — —
Total Class R6 1,248 — — — — —
Class Y
Issued 2,833,356 2,441,288 84,158 329,333 42,526 101,669
Reinvested — 519,303 — 286,099 — 40,522
Redeemed (1,432,572) (2,338,046) (516,060) (1,057,340) (63,620) (67,594)
Total Class Y 1,400,784 622,545 (431,902) (441,908) (21,094) 74,597
Member Class
Issued 45,678 104,185 — — — —
Reinvested — 16,381 — — — —
Redeemed (28,947) (31,891) — — — —
Total Member Class 16,731 88,675 — — — —
Change in Shares 1,467,945 650,019 (818,943) (439,275) (463,707) 181,603
(a) Victory RS Partners Fund Class R6 commenced operations June 2, 2023.

25
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 120,840 $ 26,339 $ 3,863,858 $ 4,560,713
Net realized gains (losses) (269,358) 1,702,383 (740,667) 134,414,758
Net change in unrealized appreciation/depreciation 2,455,240 (1,723,505) 7,336,424 (39,895,610)
Change in net assets resulting from operations 2,306,722 5,217 10,459,615 99,079,861
Distributions to Shareholders:
Class A — (593,474) — (714,418)
Class C — (41,908) — (189)
Class R — (37,686) — (11,014)
Class Y — (1,114,859) — (3,323,209)
Change in net assets resulting from distributions to shareholders — (1,787,927) — (4,048,830)
Change in net assets resulting from capital transactions (5,367,152) 15,802,450 (27,985,534) 21,689,145
Change in net assets (3,060,430) 14,019,740 (17,525,919) 116,720,176
Net Assets:
Beginning of period 45,143,425 31,123,685 409,888,999 293,168,823
End of period $ 42,082,995 $ 45,143,425 $ 392,363,080 $ 409,888,999

26
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Investors Fund
Victory Global Energy Transition
Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 626,090 $ 2,946,002 $ 6,694,090 $ 42,038,478
Distributions reinvested — 564,633 — 689,192
Cost of shares redeemed (1,033,034) (2,406,749) (15,831,663) (55,481,662)
Total Class A $ (406,944) $ 1,103,886 $ (9,137,573) $ (12,753,992)
Class C
Proceeds from shares issued $ 305,263 $ 120,210 $ 252,209 $ 242,268
Distributions reinvested — 41,908 — 189
Cost of shares redeemed (357,005) (1,839,725) (456,910) (1,979,269)
Total Class C $ (51,742) $ (1,677,607) $ (204,701) $ (1,736,812)
Class R
Proceeds from shares issued $ 21,842 $ 88,122 $ 48,962 $ 675,055
Distributions reinvested — 37,686 — 11,014
Cost of shares redeemed (63,117) (32,776) (201,819) (167,974)
Total Class R $ (41,275) $ 93,032 $ (152,857) $ 518,095
Class Y
Proceeds from shares issued $ 5,165,960 $ 19,799,022 $ 29,447,093 $ 169,662,076
Distributions reinvested — 1,113,618 — 2,993,315
Cost of shares redeemed (10,033,151) (4,629,501) (47,937,496) (136,993,537)
Total Class Y $ (4,867,191) $ 16,283,139 $ (18,490,403) $ 35,661,854
Change in net assets resulting from capital transactions $ (5,367,152) $ 15,802,450 $ (27,985,534) $ 21,689,145
Share Transactions:
Class A
Issued 46,274 217,087 216,922 1,436,545
Reinvested — 42,556 — 23,011
Redeemed (75,928) (177,774) (517,841) (1,901,168)
Total Class A (29,654) 81,869 (300,919) (441,612)
Class C
Issued 26,986 10,737 9,299 9,549
Reinvested — 3,786 — 7
Redeemed (31,667) (161,053) (16,881) (82,155)
Total Class C (4,681) (146,530) (7,582) (72,599)
Class R
Issued 1,896 7,591 1,709 23,316
Reinvested — 3,323 — 393
Redeemed (5,530) (2,781) (6,874) (6,335)
Total Class R (3,634) 8,133 (5,165) 17,374
Class Y
Issued 370,075 1,441,483 909,462 5,366,764
Reinvested — 80,652 — 95,633
Redeemed (714,564) (327,694) (1,509,695) (4,455,045)
Total Class Y (344,489) 1,194,441 (600,233) 1,007,352
Change in Shares (382,458) 1,137,913 (913,899) 510,515

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
27
See notes to financial statements.
Victory RS Partners Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $23.54 $26.82 $24.21 $24.47 $20.66 $29.21
Investment Activities:
Net investment income (loss)(a) 0.13 0.08 (0.09) 0.04 0.12 0.04
Net realized and unrealized gains (losses) 1.42 (1.26) 7.14 0.07 6.12 (3.52)
Total from Investment Activities 1.55 (1.18) 7.05 0.11 6.24 (3.48)
Distributions to Shareholders from:
Net investment income — (0.12) — — (0.21) (0.08)
Net realized gains — (1.98) (4.44) (0.37) (2.22) (4.99)
Total Distributions — (2.10) (4.44) (0.37) (2.43) (5.07)
Net Asset Value, End of Period $25.09 $23.54 $26.82 $24.21 $24.47 $20.66
Total Return (excludes sales charge)(b)(c) 6.58% (4.54)% 29.58% 0.46% 30.69% (12.04)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.43% 1.45% 1.45% 1.45% 1.45% 1.45%
Net Investment Income (Loss)(d) 1.08% 0.33% (0.29)% 0.20% 0.49% 0.14%
Gross Expenses(d)(e) 1.46% 1.49% 1.49% 1.53% 1.52% 1.52%
Supplemental Data:
Net Assets at end of period (000's) $181,411 $169,628 $195,053 $156,629 $193,630 $175,723
Portfolio Turnover(b)(f) 41% 98% 64% 108%(g) 57% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects an increase in trading activity due to asset allocation shifts.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS Partners Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $20.25 $23.41 $21.65 $22.01 $18.79 $27.09
Investment Activities:
Net investment income (loss)(a) 0.07 (0.01) (0.17) (0.03) 0.03 (0.04)
Net realized and unrealized gains (losses) 1.23 (1.10) 6.37 0.04 5.55 (3.27)
Total from Investment Activities 1.30 (1.11) 6.20 0.01 5.58 (3.31)
Distributions to Shareholders from:
Net investment income — (0.07) — — (0.14) —
Net realized gains — (1.98) (4.44) (0.37) (2.22) (4.99)
Total Distributions — (2.05) (4.44) (0.37) (2.36) (4.99)
Net Asset Value, End of Period $21.55 $20.25 $23.41 $21.65 $22.01 $18.79
Total Return(b)(c) 6.37% (4.86)% 29.15% 0.06% 30.26% (12.39)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.79% 1.81% 1.81% 1.81% 1.81% 1.81%
Net Investment Income (Loss)(d) 0.69% (0.03)% (0.65)% (0.15)% 0.12% (0.16)%
Gross Expenses(d)(e) 2.38% 2.54% 2.48% 2.87% 2.63% 2.37%
Supplemental Data:
Net Assets at end of period (000's) $2,138 $1,519 $1,652 $1,421 $1,510 $1,207
Portfolio Turnover(b)(f) 41% 98% 64% 108%(g) 57% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects an increase in trading activity due to asset allocation shifts.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS
Partners
Fund
Class R6
June 2,
2023(a)
through
June 30, 2023
(Unaudited)
Net Asset Value, Beginning of Period $25.62
Investment Activities:
Net investment income (loss)(b) 0.01
Net realized and unrealized gains (losses) 1.70
Total from Investment Activities 1.71
Net Asset Value, End of Period $27.33
Total Return(c)(d) 6.67%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.89%
Net Investment Income (Loss)(e) 0.66%
Gross Expenses(e)(f) 17.55%
Supplemental Data:
Net Assets at end of period (000's) $34
Portfolio Turnover(c)(g) 41%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Partners Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $25.83 $29.21 $25.99 $26.17 $21.94 $30.67
Investment Activities:
Net investment income (loss)(a) 0.18 0.19 0.02 0.12 0.21 0.14
Net realized and unrealized gains (losses) 1.56 (1.39) 7.69 0.07 6.52 (3.71)
Total from Investment Activities 1.74 (1.20) 7.71 0.19 6.73 (3.57)
Distributions to Shareholders from:
Net investment income — (0.20) (0.05) — (0.28) (0.17)
Net realized gains — (1.98) (4.44) (0.37) (2.22) (4.99)
Total Distributions — (2.18) (4.49) (0.37) (2.50) (5.16)
Net Asset Value, End of Period $27.57 $25.83 $29.21 $25.99 $26.17 $21.94
Total Return(b)(c) 6.74% (4.23)% 30.03% 0.77% 31.18% (11.77)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.09% 1.12% 1.12% 1.12% 1.12% 1.12%
Net Investment Income (Loss)(d) 1.38% 0.67% 0.05% 0.54% 0.82% 0.48%
Gross Expenses(d)(e) 1.19% 1.21% 1.19% 1.23% 1.21% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $223,157 $172,847 $177,278 $168,087 $232,432 $250,709
Portfolio Turnover(b)(f) 41% 98% 64% 108%(g) 57% 62%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects an increase in trading activity due to asset allocation shifts.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Partners Fund
Member Class
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 2,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $23.58 $26.87 $24.22 $19.64
Investment Activities:
Net investment income (loss)(b) 0.15 0.15 (0.04) 0.01
Net realized and unrealized gains (losses) 1.43 (1.29) 7.17 4.94
Total from Investment Activities 1.58 (1.14) 7.13 4.95
Distributions to Shareholders from:
Net investment income — (0.17) (0.04) —
Net realized gains — (1.98) (4.44) (0.37)
Total Distributions — (2.15) (4.48) (0.37)
Net Asset Value, End of Period $25.16 $23.58 $26.87 $24.22
Total Return(c)(d) 6.70% (4.36)% 29.90% 25.22%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.23% 1.25% 1.25% 1.25%
Net Investment Income (Loss)(e) 1.26% 0.59% (0.14)% 0.36%
Gross Expenses(e)(f) 1.57% 1.78% 3.05% 33.63%
Supplemental Data:
Net Assets at end of period (000's) $5,456 $4,719 $2,994 $102
Portfolio Turnover(c)(g) 41% 98% 64% 108%(h)
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects an increase in trading activity due to asset allocation shifts.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Value Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $24.04 $26.33 $23.68 $24.79 $20.28 $26.21
Investment Activities:
Net investment income (loss)(a) 0.14 0.03 0.03 0.03 0.07 0.06
Net realized and unrealized gains (losses) 0.71 (0.80) 6.34 (0.68) 6.28 (2.85)
Total from Investment Activities 0.85 (0.77) 6.37 (0.65) 6.35 (2.79)
Distributions to Shareholders from:
Net investment income — (0.12) (0.11) — (0.14) (0.14)
Net realized gains — (1.40) (3.61) (0.46) (1.70) (3.00)
Total Distributions — (1.52) (3.72) (0.46) (1.84) (3.14)
Net Asset Value, End of Period $24.89 $24.04 $26.33 $23.68 $24.79 $20.28
Total Return (excludes sales charge)(b)(c) 3.54% (2.97)% 27.31% (2.59)% 31.35% (10.75)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.30% 1.30% 1.30% 1.30% 1.30% 1.30%
Net Investment Income (Loss)(d) 1.14% 0.13% 0.12% 0.14% 0.28% 0.24%
Gross Expenses(d)(e) 1.33% 1.32% 1.34% 1.37% 1.35% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $168,810 $172,406 $188,881 $162,145 $207,200 $179,535
Portfolio Turnover(b)(f) 31% 71% 69% 73% 54% 65%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $20.16 $22.38 $20.65 $21.85 $18.08 $23.76
Investment Activities:
Net investment income (loss)(a) 0.04 (0.14) (0.16) (0.11) (0.11) (0.13)
Net realized and unrealized gains (losses) 0.60 (0.68) 5.50 (0.63) 5.58 (2.55)
Total from Investment Activities 0.64 (0.82) 5.34 (0.74) 5.47 (2.68)
Distributions to Shareholders from:
Net realized gains — (1.40) (3.61) (0.46) (1.70) (3.00)
Total Distributions — (1.40) (3.61) (0.46) (1.70) (3.00)
Net Asset Value, End of Period $20.80 $20.16 $22.38 $20.65 $21.85 $18.08
Total Return (excludes contingent deferred sales
charge)(b)(c) 3.17% (3.71)% 26.28% (3.35)% 30.32% (11.41)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.07% 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss)(d) 0.38% (0.65)% (0.67)% (0.62)% (0.50)% (0.54)%
Gross Expenses(d)(e) 2.85% 3.00% 2.33% 2.60% 2.29% 2.14%
Supplemental Data:
Net Assets at end of period (000's) $1,392 $1,282 $1,398 $2,618 $4,872 $9,428
Portfolio Turnover(b)(f) 31% 71% 69% 73% 54% 65%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Value Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $22.28 $24.54 $22.27 $23.44 $19.26 $25.06
Investment Activities:
Net investment income (loss)(a) 0.08 (0.06) (0.07) (0.05) (0.03) (0.03)
Net realized and unrealized gains (losses) 0.67 (0.75) 5.95 (0.66) 5.95 (2.72)
Total from Investment Activities 0.75 (0.81) 5.88 (0.71) 5.92 (2.75)
Distributions to Shareholders from:
Net investment income — (0.05) —(b) — (0.04) (0.05)
Net realized gains — (1.40) (3.61) (0.46) (1.70) (3.00)
Total Distributions — (1.45) (3.61) (0.46) (1.74) (3.05)
Net Asset Value, End of Period $23.03 $22.28 $24.54 $22.27 $23.44 $19.26
Total Return(c)(d) 3.37% (3.38)% 26.77% (2.95)% 30.89% (11.12)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.69% 1.69% 1.69% 1.69% 1.69% 1.69%
Net Investment Income (Loss)(e) 0.75% (0.26)% (0.27)% (0.23)% (0.13)% (0.11)%
Gross Expenses(e)(f) 3.44% 3.07% 1.80% 4.03% 3.47% 2.82%
Supplemental Data:
Net Assets at end of period (000's) $661 $648 $638 $677 $1,022 $1,019
Portfolio Turnover(c)(g) 31% 71% 69% 73% 54% 65%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Value Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $24.92 $27.23 $24.38 $25.45 $20.77 $26.77
Investment Activities:
Net investment income (loss)(a) 0.17 0.09 0.10 0.08 0.13 0.13
Net realized and unrealized gains (losses) 0.75 (0.82) 6.53 (0.69) 6.44 (2.92)
Total from Investment Activities 0.92 (0.73) 6.63 (0.61) 6.57 (2.79)
Distributions to Shareholders from:
Net investment income — (0.18) (0.17) — (0.19) (0.21)
Net realized gains — (1.40) (3.61) (0.46) (1.70) (3.00)
Total Distributions — (1.58) (3.78) (0.46) (1.89) (3.21)
Net Asset Value, End of Period $25.84 $24.92 $27.23 $24.38 $25.45 $20.77
Total Return(b)(c) 3.65% (2.71)% 27.57% (2.37)% 31.69% (10.54)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.06% 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss)(d) 1.39% 0.36% 0.36% 0.38% 0.51% 0.49%
Gross Expenses(d)(e) 1.07% 1.06% 1.06% 1.10% 1.07% 1.06%
Supplemental Data:
Net Assets at end of period (000's) $113,842 $120,583 $143,783 $142,515 $176,749 $166,538
Portfolio Turnover(b)(f) 31% 71% 69% 73% 54% 65%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $47.92 $55.16 $50.59 $53.11 $42.20 $56.61
Investment Activities:
Net investment income (loss)(a) 0.26 0.40 0.65 0.52 0.51 0.44
Net realized and unrealized gains (losses) 2.03 (2.88) 10.81 (1.12) 12.44 (5.67)
Total from Investment Activities 2.29 (2.48) 11.46 (0.60) 12.95 (5.23)
Distributions to Shareholders from:
Net investment income — (0.43) (0.57) (0.15) (0.37) (0.38)
Net realized gains — (4.33) (6.32) (1.77) (1.67) (8.80)
Total Distributions — (4.76) (6.89) (1.92) (2.04) (9.18)
Net Asset Value, End of Period $50.21 $47.92 $55.16 $50.59 $53.11 $42.20
Total Return (excludes sales charge)(b)(c) 4.78% (4.62)% 23.00% (1.03)% 30.73% (9.31)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.89% 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(d) 1.10% 0.76% 1.13% 1.13% 1.03% 0.77%
Gross Expenses(d)(e) 0.92% 0.92% 0.93% 0.95% 0.95% 0.93%
Supplemental Data:
Net Assets at end of period (000's) $439,281 $437,855 $495,890 $444,160 $520,159 $439,035
Portfolio Turnover(b)(f) 19% 61% 52% 95% 51% 59%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $37.97 $44.72 $42.07 $44.70 $35.78 $49.50
Investment Activities:
Net investment income (loss)(a) 0.05 (0.03) 0.13 0.14 0.10 (0.03)
Net realized and unrealized gains (losses) 1.61 (2.32) 8.97 (1.00) 10.50 (4.89)
Total from Investment Activities 1.66 (2.35) 9.10 (0.86) 10.60 (4.92)
Distributions to Shareholders from:
Net investment income — (0.07) (0.13) — (0.01) —(b)
Net realized gains — (4.33) (6.32) (1.77) (1.67) (8.80)
Total Distributions — (4.40) (6.45) (1.77) (1.68) (8.80)
Net Asset Value, End of Period $39.63 $37.97 $44.72 $42.07 $44.70 $35.78
Total Return (excludes contingent deferred sales
charge)(c)(d) 4.37% (5.39)% 22.05% (1.85)% 29.70% (10.03)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.69% 1.69% 1.69% 1.69% 1.69% 1.69%
Net Investment Income (Loss)(e) 0.28% (0.07)% 0.27% 0.37% 0.24% (0.06)%
Gross Expenses(e)(f) 2.06% 1.92% 1.80% 1.79% 1.74% 1.75%
Supplemental Data:
Net Assets at end of period (000's) $2,030 $3,595 $6,230 $11,326 $17,028 $18,227
Portfolio Turnover(c)(g) 19% 61% 52% 95% 51% 59%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $47.51 $54.74 $50.28 $52.83 $42.01 $56.35
Investment Activities:
Net investment income (loss)(a) 0.17 0.21 0.43 0.35 0.32 0.22
Net realized and unrealized gains (losses) 2.01 (2.86) 10.73 (1.13) 12.36 (5.61)
Total from Investment Activities 2.18 (2.65) 11.16 (0.78) 12.68 (5.39)
Distributions to Shareholders from:
Net investment income — (0.25) (0.38) — (0.19) (0.15)
Net realized gains — (4.33) (6.32) (1.77) (1.67) (8.80)
Total Distributions — (4.58) (6.70) (1.77) (1.86) (8.95)
Net Asset Value, End of Period $49.69 $47.51 $54.74 $50.28 $52.83 $42.01
Total Return(b)(c) 4.59% (4.97)% 22.55% (1.41)% 30.23% (9.63)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.26% 1.26% 1.26% 1.26% 1.26% 1.26%
Net Investment Income (Loss)(d) 0.73% 0.39% 0.75% 0.77% 0.66% 0.38%
Gross Expenses(d)(e) 1.47% 1.44% 1.44% 1.50% 1.48% 1.40%
Supplemental Data:
Net Assets at end of period (000's) $5,488 $5,765 $6,428 $6,066 $7,232 $6,348
Portfolio Turnover(b)(f) 19% 61% 52% 95% 51% 59%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Large Cap Alpha Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $47.67 $54.90 $50.37 $52.87 $42.01 $56.38
Investment Activities:
Net investment income (loss)(a) 0.31 0.52 0.78 0.62 0.61 0.55
Net realized and unrealized gains (losses) 2.02 (2.89) 10.76 (1.10) 12.38 (5.64)
Total from Investment Activities 2.33 (2.37) 11.54 (0.48) 12.99 (5.09)
Distributions to Shareholders from:
Net investment income — (0.53) (0.69) (0.25) (0.46) (0.48)
Net realized gains — (4.33) (6.32) (1.77) (1.67) (8.80)
Total Distributions — (4.86) (7.01) (2.02) (2.13) (9.28)
Net Asset Value, End of Period $50.00 $47.67 $54.90 $50.37 $52.87 $42.01
Total Return(b)(c) 4.89% (4.43)% 23.28% (0.83)% 30.99% (9.11)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.68% 0.68% 0.68% 0.68% 0.68% 0.68%
Net Investment Income (Loss)(d) 1.31% 0.98% 1.35% 1.34% 1.24% 0.96%
Gross Expenses(d)(e) 0.72% 0.71% 0.68% 0.82% 0.78% 0.75%
Supplemental Data:
Net Assets at end of period (000's) $21,044 $21,070 $20,169 $16,011 $20,021 $21,827
Portfolio Turnover(b)(f) 19% 61% 52% 95% 51% 59%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory RS Investors Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $13.10 $13.90 $12.84 $13.10 $10.68 $13.86
Investment Activities:
Net investment income (loss)(a) 0.03 (0.01) 0.02 (0.01) —(b) —(b)
Net realized and unrealized gains (losses) 0.65 (0.26) 3.25 (0.21) 2.99 (1.27)
Total from Investment Activities 0.68 (0.27) 3.27 (0.22) 2.99 (1.27)
Distributions to Shareholders from:
Net investment income — (0.01) —(b) — — —
Net realized gains — (0.52) (2.21) (0.04) (0.57) (1.91)
Total Distributions — (0.53) (2.21) (0.04) (0.57) (1.91)
Net Asset Value, End of Period $13.78 $13.10 $13.90 $12.84 $13.10 $10.68
Total Return (excludes sales charge)(c)(d) 5.19% (2.01)% 25.74% (1.68)% 28.01% (9.36)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.33% 1.33% 1.33% 1.33% 1.33% 1.33%
Net Investment Income (Loss)(e) 0.41% (0.05)% 0.13% (0.08)% 0.03% (0.03)%
Gross Expenses(e)(f) 1.63% 1.64% 1.66% 1.71% 1.62% 1.58%
Supplemental Data:
Net Assets at end of period (000's) $15,636 $15,250 $15,039 $12,663 $16,906 $15,682
Portfolio Turnover(c)(g) 21% 69% 68% 66% 64% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $10.93 $11.76 $11.22 $11.54 $9.53 $12.68
Investment Activities:
Net investment income (loss)(a) (0.02) (0.10) (0.08) (0.08) (0.08) (0.10)
Net realized and unrealized gains (losses) 0.55 (0.21) 2.83 (0.20) 2.66 (1.14)
Total from Investment Activities 0.53 (0.31) 2.75 (0.28) 2.58 (1.24)
Distributions to Shareholders from:
Net realized gains — (0.52) (2.21) (0.04) (0.57) (1.91)
Total Distributions — (0.52) (2.21) (0.04) (0.57) (1.91)
Net Asset Value, End of Period $11.46 $10.93 $11.76 $11.22 $11.54 $9.53
Total Return (excludes contingent deferred sales
charge)(b)(c) 4.85% (2.69)% 24.78% (2.43)% 27.08% (10.08)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.07% 2.07% 2.07% 2.07% 2.07% 2.07%
Net Investment Income (Loss)(d) (0.33)% (0.90)% (0.64)% (0.85)% (0.73)% (0.82)%
Gross Expenses(d)(e) 3.63% 2.95% 2.42% 2.75% 2.54% 2.44%
Supplemental Data:
Net Assets at end of period (000's) $899 $909 $2,702 $3,306 $6,898 $7,282
Portfolio Turnover(b)(f) 21% 69% 68% 66% 64% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory RS Investors Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $11.19 $12.02 $11.41 $11.72 $9.66 $12.81
Investment Activities:
Net investment income (loss)(a) (0.01) (0.08) (0.06) (0.07) (0.07) (0.08)
Net realized and unrealized gains (losses) 0.56 (0.23) 2.88 (0.20) 2.70 (1.16)
Total from Investment Activities 0.55 (0.31) 2.82 (0.27) 2.63 (1.24)
Distributions to Shareholders from:
Net realized gains — (0.52) (2.21) (0.04) (0.57) (1.91)
Total Distributions — (0.52) (2.21) (0.04) (0.57) (1.91)
Net Asset Value, End of Period $11.74 $11.19 $12.02 $11.41 $11.72 $9.66
Total Return(b)(c) 4.92% (2.63)% 25.00% (2.30)% 27.24% (9.91)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.95% 1.95% 1.95% 1.95% 1.95% 1.95%
Net Investment Income (Loss)(d) (0.21)% (0.67)% (0.49)% (0.71)% (0.59)% (0.64)%
Gross Expenses(d)(e) 3.24% 2.98% 1.96% 4.41% 3.85% 3.15%
Supplemental Data:
Net Assets at end of period (000's) $840 $842 $806 $655 $844 $831
Portfolio Turnover(b)(f) 21% 69% 68% 66% 64% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Investors Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $13.61 $14.41 $13.24 $13.47 $10.94 $14.10
Investment Activities:
Net investment income (loss)(a) 0.05 0.04 0.06 0.02 0.03 0.03
Net realized and unrealized gains (losses) 0.68 (0.28) 3.36 (0.21) 3.07 (1.28)
Total from Investment Activities 0.73 (0.24) 3.42 (0.19) 3.10 (1.25)
Distributions to Shareholders from:
Net investment income — (0.04) (0.04) — — —
Net realized gains — (0.52) (2.21) (0.04) (0.57) (1.91)
Total Distributions — (0.56) (2.25) (0.04) (0.57) (1.91)
Net Asset Value, End of Period $14.34 $13.61 $14.41 $13.24 $13.47 $10.94
Total Return(b)(c) 5.36% (1.73)% 26.07% (1.41)% 28.35% (9.06)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.05% 1.05% 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(d) 0.71% 0.30% 0.40% 0.17% 0.27% 0.18%
Gross Expenses(d)(e) 1.36% 1.36% 1.32% 1.50% 1.43% 1.37%
Supplemental Data:
Net Assets at end of period (000's) $24,708 $28,143 $12,577 $11,253 $19,146 $14,669
Portfolio Turnover(b)(f) 21% 69% 68% 66% 64% 56%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory Global Energy Transition Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $30.30 $22.62 $12.36 $9.71 $12.86 $23.73
Investment Activities:
Net investment income (loss)(a) 0.26 0.25 (0.04) (0.01) —(b) (0.14)
Net realized and unrealized gains (losses) 0.57 7.67 10.30 2.67 (3.15) (10.73)
Total from Investment Activities 0.83 7.92 10.26 2.66 (3.15) (10.87)
Distributions to Shareholders from:
Net investment income — (0.24) — (0.01) — —
Total Distributions — (0.24) — (0.01) — —
Net Asset Value, End of Period $31.13 $30.30 $22.62 $12.36 $9.71 $12.86
Total Return (excludes sales charge)(c)(d) 2.74% 35.01% 83.01% 27.35% (24.49)% (45.81)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.48% 1.48% 1.48% 1.48% 1.48% 1.48%
Net Investment Income (Loss)(e) 1.67% 0.88% (0.21)% (0.15)% 0.00%(g) (0.65)%
Gross Expenses(e)(f) 1.54% 1.53% 1.58% 1.79% 1.69% 1.54%
Supplemental Data:
Net Assets at end of period (000's) $84,664 $91,521 $78,317 $36,803 $32,630 $64,001
Portfolio Turnover(c)(h) 15% 64% 79% 46% 24% 26%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Amount is less than 0.005%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

45
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $26.76 $19.98 $11.00 $8.71 $11.63 $21.63
Investment Activities:
Net investment income (loss)(a) 0.12 0.01 (0.17) (0.07) (0.08) (0.28)
Net realized and unrealized gains (losses) 0.50 6.77 9.15 2.36 (2.84) (9.72)
Total from Investment Activities 0.62 6.78 8.98 2.29 (2.92) (10.00)
Distributions to Shareholders from:
Net investment income — —(b) — — — —
Total Distributions — —(b) — — — —
Net Asset Value, End of Period $27.38 $26.76 $19.98 $11.00 $8.71 $11.63
Total Return (excludes contingent deferred sales
charge)(c)(d) 2.32% 33.94% 81.64% 26.29% (25.11)% (46.26)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.28% 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss)(e) 0.86% 0.03% (1.02)% (0.92)% (0.81)% (1.42)%
Gross Expenses(e)(f) 2.71% 2.64% 2.41% 3.32% 2.75% 2.38%
Supplemental Data:
Net Assets at end of period (000's) $2,245 $2,396 $3,240 $2,385 $2,949 $6,939
Portfolio Turnover(c)(g) 15% 64% 79% 46% 24% 26%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory Global Energy Transition Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $28.33 $21.19 $11.62 $9.16 $12.18 $22.56
Investment Activities:
Net investment income (loss)(a) 0.19 0.16 (0.12) (0.04) (0.04) (0.20)
Net realized and unrealized gains (losses) 0.54 7.15 9.69 2.50 (2.98) (10.18)
Total from Investment Activities 0.73 7.31 9.57 2.46 (3.02) (10.38)
Distributions to Shareholders from:
Net investment income — (0.17) — — — —
Total Distributions — (0.17) — — — —
Net Asset Value, End of Period $29.06 $28.33 $21.19 $11.62 $9.16 $12.18
Total Return(b)(c) 2.58% 34.50% 82.36% 26.86% (24.79)% (46.01)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.86% 1.86% 1.86% 1.86% 1.86% 1.86%
Net Investment Income (Loss)(d) 1.30% 0.57% (0.70)% (0.51)% (0.37)% (0.99)%
Gross Expenses(d)(e) 2.36% 2.32% 1.89% 5.74% 4.31% 2.50%
Supplemental Data:
Net Assets at end of period (000's) $1,761 $1,864 $1,026 $680 $621 $920
Portfolio Turnover(b)(f) 15% 64% 79% 46% 24% 26%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Global Energy Transition Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $31.68 $23.64 $12.88 $10.11 $13.38 $24.60
Investment Activities:
Net investment income (loss)(a) 0.32 0.38 0.02 0.02 0.03 (0.06)
Net realized and unrealized gains (losses) 0.60 8.00 10.75 2.78 (3.27) (11.16)
Total from Investment Activities 0.92 8.38 10.77 2.80 (3.24) (11.22)
Distributions to Shareholders from:
Net investment income — (0.34) (0.01) (0.03) (0.03) —
Total Distributions — (0.34) (0.01) (0.03) (0.03) —
Net Asset Value, End of Period $32.60 $31.68 $23.64 $12.88 $10.11 $13.38
Total Return(b)(c) 2.90% 35.46% 83.62% 27.73% (24.25)% (45.63)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.15% 1.15% 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(d) 2.00% 1.24% 0.10% 0.18% 0.27% (0.29)%
Gross Expenses(d)(e) 1.20% 1.19% 1.21% 1.28% 1.26% 1.20%
Supplemental Data:
Net Assets at end of period (000's) $303,692 $314,108 $210,586 $119,237 $114,972 $393,581
Portfolio Turnover(b)(f) 15% 64% 79% 46% 24% 26%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2023
Victory Portfolios
48
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund, with the exception of Victory RS Investors Fund and Victory Global Energy Transition Fund, is classified as diversified under the 1940 Act.
* Commenced operations June 2, 2023.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Partners Fund RS Partners Fund A, R, R6*, Y, and Member Class
Victory RS Value Fund RS Value Fund A, C, R, and Y
Victory RS Large Cap Alpha Fund RS Large Cap Alpha Fund A, C, R, and Y
Victory RS Investors Fund RS Investors Fund A, C, R, and Y
Victory Global Energy Transition Fund Global Energy Transition Fund A, C, R, and Y

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
49
(Unaudited)
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of June 30, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Special Purpose Acquisition Companies (“SPACs”):
The Funds may invest in stock, warrants and other securities of SPACs. SPAC typically is a publicly traded company that raises funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s
IPO. If the Fund purchases shares of a SPAC in an IPO it generally will bear a sales commission, which may be significant. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until a transaction is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Funds’ other investments. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses, and any rights or warrants issued by the SPAC will expire worthless.
Level 1 Level 2 Level 3 Total
RS Partners Fund
Common Stocks ............................ $ 399,362,445 $ — $ — $ 399,362,445
Preferred Stocks ............................ — — 587,369 587,369
Collateral for Securities Loaned ................ 9,165,632 — — 9,165,632
Total .................................... $ 408,528,077 $ — $ 587,369 $ 409,115,446
RS Value Fund
Common Stocks ............................ 275,870,348 — — 275,870,348
Collateral for Securities Loaned ................ 4,015,292 — — 4,015,292
Total .................................... $ 279,885,640 $ — $ — $ 279,885,640
RS Large Cap Alpha Fund
Common Stocks ............................ 455,182,046 — — 455,182,046
Total .................................... $ 455,182,046 $ — $ — $ 455,182,046
RS Investors Fund
Common Stocks ............................ 40,002,853 — — 40,002,853
Collateral for Securities Loaned ................ 2,228,032 — — 2,228,032
Total .................................... $ 42,230,885 $ — $ — $ 42,230,885
Global Energy Transition Fund
Common Stocks ............................ 307,841,994 55,791,421 — 363,633,415
Collateral for Securities Loaned ................ 18,526,580 — — 18,526,580
Total .................................... $ 326,368,574 $ 55,791,421 $ — $ 382,159,995

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
50
(Unaudited)
Private Investments in Public Equities:
The Funds may acquire common stock or a security convertible into common stock, such as a warrant or convertible preferred stock, directly from an issuer seeking to raise capital in a private placement pursuant to Regulation D under the 1933 Act. These transactions are commonly referred to as a private placement in a publicly held company, or “PIPE.” The issuer’s common stock is usually publicly traded on a U.S.
securities exchange or in the over-the-counter market, but the securities acquired will be subject to restrictions on resale imposed by U.S.
securities laws absent an effective registration statement. In recognition of the illiquid nature of the securities being acquired, the purchase price paid in a PIPE transaction (or the conversion price of the convertible securities being acquired) will typically be fixed at a discount to the prevailing market price of the issuer’s common stock at the time of the transaction. As part of a PIPE transaction, the issuer usually will be contractually obligated to seek to register, within an agreed upon period of time for public resale under the U.S. securities laws, the common stock or the shares of common stock issuable upon conversion of the convertible securities. PIPE transactions typically involve the purchase of securities directly from a publicly traded company or its affiliates in a private placement transaction, including through a SPAC, typically at a discount to the market price of the issuer’s securities. If the issuer fails to so register the shares within that period, the buyer may be entitled to additional consideration from the issuer (e.g., warrants to acquire additional shares of common stock), but the buyer may not be able to sell its shares unless and until the registration process is successfully completed. Thus, PIPE transactions present certain risks not associated with open market purchases of equities.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2023, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
51
(Unaudited)
five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Partners Fund ................................................. $ 9,143,609 $ — $ 9,165,632
RS Value Fund ................................................... 4,080,351 — 4,015,292
RS Investors Fund ................................................ 2,220,284 — 2,228,032
Global Energy Transition Fund ....................................... 17,202,072 — 18,526,580
Excluding U.S. Government Securities
Purchases Sales
RS Partners Fund ................................................................... $ 196,346,011 $ 153,668,292
RS Value Fund ..................................................................... 86,515,328 108,558,763
RS Large Cap Alpha Fund ............................................................ 86,090,191 105,212,084
RS Investors Fund .................................................................. 8,635,430 13,794,921
Global Energy Transition Fund ......................................................... 81,666,922 49,549,878

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
52
(Unaudited)
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of June
30, 2023, certain fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM has entered into a Sub-Advisory Agreement with SailingStone Capital Partners LLC (“SailingStone”). SailingStone is responsible for providing day-to-day investment advisory services to the Global Energy Transition Fund, subject to the oversight of the Board. Sub-investment advisory fees paid by VCM to SailingStone do not represent a separate or additional expense to the Funds.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the
“Victory Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
RS Partners Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.2
Global Energy Transition Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4
Flat Rate
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.83%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
53
(Unaudited)
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2023, the Distributor received $4,652 from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
* In effect June 1, 2023, through at least May 31, 2024.
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
Class A Class C Class R
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% N/A 0.50%
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
In effect until April 30, 2024
Class A Class C Class R Class R6 Class Y
Member
Class
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33%* N/A 1.69%* 0.89%* 0.94%* 1.13%*
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.30% 2.07% 1.69% N/A 1.06% N/A
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.89% 1.69% 1.26% N/A 0.68% N/A
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.33% 2.07% 1.95% N/A 1.05% N/A
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.48% 2.28% 1.86% N/A 1.15% N/A
Was in effect until May 31, 2023
Class A Class C Class R Class Y
Member
Class
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.45% N/A 1.81% 1.12% 1.25%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
54
(Unaudited)
For the year ended June 30, 2023, the following recoupment amounts were paid to the Adviser.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2023.
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Private Investments in Public Equities Risk — The risks associated with PIPE transactions that the RS Science and Technology Fund invests is that the issuer may be unable to register the shares for public resale in a timely manner or at all, in which case the shares may be sold only in a privately negotiated transaction, typically at a price less than that paid, assuming a suitable buyer can be found. Disposing of the securities may involve time-consuming negotiation and legal expenses, and selling them promptly at an acceptable price may be difficult or impossible.
Even if the shares are registered for public resale, the market for the issuer’s securities may nevertheless be “thin” or illiquid, making the sale of securities at desired prices or in desired quantities difficult or impossible. While private placements may offer attractive opportunities not otherwise available in the open market, the securities purchased are usually “restricted securities” or are “not readily marketable.” Restricted securities cannot be sold without being registered under the 1933 Act, unless they are sold pursuant to an exemption from registration (such as
Rules 144 or 144A under the 1933 Act). Securities that are not readily marketable are subject to other legal or contractual restrictions on resale.
Special Purpose Acquisition Company Risk — An investment in a SPAC is subject to a variety of risks, including that (1) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses; (2) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (3) an attractive acquisition or merger target may not be identified at all or a proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; (4) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be redeemed by the SPAC at an unfavorable price; (5) the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (6) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (7) while a SPAC is seeking a transaction target, its stock may be thinly traded and/or illiquid and there can be no assurance that a market will develop, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value, (8) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; and (9) the values of investments in SPACs may be highly volatile and may depreciate significantly over time. The proceeds of a SPAC IPO that are placed in trust are subject to risks, including the risk of insolvency of the custodian of the funds, fraud by the trustee, interest rate risk and credit and liquidity risk relating to the securities and money market funds in which the proceeds are invested.
Amount
RS Value Fund ....................................................................................... $ 17
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
RS Partners Fund ........................................... $ 124,253 $ 229,651 $ 263,864 $ 140,295 $ 758,063
RS Value Fund ............................................. 76,032 70,218 59,177 45,579 251,006
RS Large Cap Alpha Fund .................................... 138,127 211,774 167,620 90,624 608,145
RS Investors Fund .......................................... 67,185 90,433 122,672 74,499 354,789
Global Energy Transition Fund ................................. 76,007 186,151 189,737 109,952 561,847

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
55
(Unaudited)
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
Concentration Risk —  The Global Energy Transition Fund (herein, the Fund)  may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act. Concentrating investments in the Natural Resources sector increases the risk of loss because the stocks of many or all of the companies in the sector may decline in value due to developments adversely affecting the sector. In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the natural resources sector, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the
Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Natural Resources Investment Risk — Investment in companies in natural resources industries (including those in the energy sector) can be significantly affected by (often rapid) changes in supply of, or demand for, various natural resources. They may also be affected by changes in energy prices, international political and economic developments, environmental incidents, energy conservation, the success of exploration projects, changes in commodity prices, and tax and other government regulations. For example, the COVID-19 pandemic has drastically reduced the demand for various natural resources and has drastically increased the price volatility of natural resources and companies within the natural resources industry. An extended period of reduced (or negative) prices may significantly lengthen the time that companies within the natural resources industries would need to recover after a stabilization of prices. Investments in interests in gas or mineral exploration or development programs, including pipelines, may be held through master limited partnerships, which are generally subject to many of the risks that apply to partnerships and may also be subject to certain tax risks.
Smaller-Capitalization Stock Risk — Small- and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2023, were as follows:

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
56
(Unaudited)
* Based on the number of days borrowings were outstanding for the period ended June 30, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2022, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
9. Affiliated Securities:
An affiliated security is a security in which a Fund has ownership of at least 5% of the security’s outstanding voting shares, an investment company managed by VCM, or an issuer under common control with a Fund or VCM. The Funds do not invest in affiliated securities for the purpose of exercising management or control.  These securities are noted as affiliated on a Fund’s Schedule of Portfolio Investments.
Transactions in affiliated securities during the six months ended June 30, 2023, were as follows:
10. New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual resale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
Borrower or
Lender
Amount
Outstanding at
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Investor Fund . . . . . . . . . . . . . . . . . . . . . . Borrower $ — $ 2,759,500 5.36% $ 2,788,000
Declared Paid
RS Partners Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Value Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Large Cap Alpha Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Investors Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Global Energy Transition Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount
Long-Term
Amount Total
Global Energy Transition Fund ............................................ $ — $ 1,752,284,601 $ 1,752,284,601
Fair Value
12/31/2022
Purchases
at Cost
Proceeds
from Sales
Realized
Gains
(Losses)
Capital
Gain
Distribution
Net Change in
Unrealized
Appreciation/
Depreciation
Fair Value
6/30/2023
Dividend
Income
Global Energy Transition
Fund
Sunrise Energy Metals Ltd. $ 7,563,102 $ — $ — $ — $ — $ (3,468,113) $ 4,094,989 $ —

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
57
(Unaudited)
11. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Supplemental Information
June 30, 2023
Victory Portfolios
58
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
RS Partners Fund
Class A ...............................
$ 1,000.00 $ 1,065.80 $ 1,017.70 $ 7.32 $ 7.15 1.43%
Class R ...............................
1,000.00 1,063.70 1,015.92 9.16 8.95 1.79%
Class R6 ..............................
1,000.00 1,066.70 1,020.38 0.73 4.46 0.89%
Class Y ...............................
1,000.00 1,067.40 1,019.39 5.59 5.46 1.09%
Member Class ..........................
1,000.00 1,067.00 1,018.70 6.30 6.16 1.23%
RS Value Fund
Class A ...............................
1,000.00 1,035.40 1,018.35 6.56 6.51 1.30%
Class C ...............................
1,000.00 1,031.70 1,014.53 10.43 10.34 2.07%
Class R ...............................
1,000.00 1,033.70 1,016.41 8.52 8.45 1.69%
Class Y ...............................
1,000.00 1,036.50 1,019.54 5.35 5.31 1.06%
RS Large Cap Alpha Fund
Class A ...............................
1,000.00 1,047.80 1,020.38 4.52 4.46 0.89%
Class C ...............................
1,000.00 1,043.70 1,016.41 8.56 8.45 1.69%
Class R ...............................
1,000.00 1,045.90 1,018.55 6.39 6.31 1.26%
Class Y ...............................
1,000.00 1,048.90 1,021.42 3.45 3.41 0.68%

Supplemental Information — continued
June 30, 2023
Victory Portfolios
59
(Unaudited)
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
RS Investors Fund
Class A ...............................
1,000.00 1,051.90 1,018.20 6.77 6.66 1.33%
Class C ...............................
1,000.00 1,048.50 1,014.53 10.51 10.34 2.07%
Class R ...............................
1,000.00 1,049.20 1,015.12 9.91 9.74 1.95%
Class Y ...............................
1,000.00 1,053.60 1,019.59 5.35 5.26 1.05%
Global Energy Transition Fund
Class A ...............................
1,000.00 1,027.40 1,017.46 7.44 7.40 1.48%
Class C ...............................
1,000.00 1,023.20 1,013.49 11.44 11.38 2.28%
Class R ...............................
1,000.00 1,025.80 1,015.57 9.34 9.30 1.86%
Class Y ...............................
1,000.00 1,029.00 1,019.09 5.79 5.76 1.15%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
60
(Unaudited)
Supplemental Information — continued
June 30, 2023
Considerations of the Board in Continuing the Investment Advisory Agreement (the “Revised Agreement”)
The Board approved the Revised Agreement on behalf of the Victory RS Partners Fund (the “Fund”) at a meeting, which was called for that purpose, on May 23, 2023. In considering whether to approve the reduction of the Fund’s advisory fee as reflected in the Revised Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The
Board also considered information relating to the Fund and the Revised Agreement provided throughout the year and at the meetings on October
18, 2022 and December 6, 2022.
The Board, including the Independent Trustees, evaluated the information provided and its extensive experience with the Adviser and was advised by legal counsel to the Fund, which also serves as independent legal counsel to the Independent Trustees. The Board considered the
Fund’s advisory fee, expense ratio and investment performance in determining whether the Revised Agreement should be approved. The Board reviewed numerous factors with respect to the Fund.
In considering whether the compensation to be paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:
The requirements of the Fund for the services provided by the Adviser;
The nature, quality and extent of the services provided and expected to be provided;
The performance of the Funds as compared to comparable funds;
The proposed fees to be paid for the services and whether the fee arrangements provide for economies of scale that would benefit Fund shareholders as the Fund grows (acknowledging that economies of scale can be complex to assess and typically are not directly measurable);
Whether the fees would be sufficient to enable the Advisers to attract and retain experienced personnel and continue to provide quality services to the Fund;
The fees paid by other clients of the Adviser whose accounts are managed in a similar investment style and any differences in the services provided to other clients compared to those provided to the Fund;
The total expenses of the Fund;
Management’s commitment to operating the Fund at competitive expense levels;
The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser’s costs) with respect to the Adviser’s relationship with the Fund;
Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;
Other benefits received by the Adviser; and its affiliates, including revenues paid to the Adviser, or its affiliates, by the Fund for administration and fund accounting services, and distribution;
The capabilities and financial condition of the Adviser;
Current economic and industry trends; and
The historical relationship between each Fund and the Adviser.
The Board also considered a memorandum that it requested the Adviser to prepare that addressed the proposal to reduce the Fund’s advisory fee.
The Board considered the Fund’s proposed gross management fee both in the context of the Adviser’s expected profitability from the Fund and the historical costs associated with operating similar funds. In addition, the Board considered the Fund’s expected operating expense ratio. The
Board considered the Adviser’s commitment to competitive total operating expense ratios through its contractual agreement to waive its fees and reimburse expenses for a specified period of time, noting that this agreement could result in substantial initial subsidies by the Adviser.
The Board reviewed various other factors with respect to the Fund. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee attributed different weights to various factors.
Approval of the Revised Agreement on Behalf of the Fund
Based on its review of the information requested and provided, and following extended discussions, the Board determined that the Revised
Agreement, on behalf of the Fund, was consistent with the best interests of the Fund and its shareholders, and the Board unanimously approved the Revised Agreement, on behalf of the Fund on the basis of the foregoing review and discussions and the following considerations, among others:
The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Revised Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser’s relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;
The nature, quality and extent of the investment advisory services provided by the Adviser;
The Adviser’s entrepreneurial commitment to the management of the Fund and the creation of a broad-based family of funds, which entails a substantial commitment of the Adviser’s resources to the successful operation of the Fund;
The Adviser’s representations regarding its staffing and capabilities to manage the Fund, including the retention of personnel with relevant portfolio management experience;

Supplemental Information — continued
June 30, 2023
Victory Portfolios
61
(Unaudited)
The Adviser’s efforts to enhance investment results by, among other things, developing and supporting quality portfolio management teams;
and
The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and perfor-
mance of the Adviser.

Victory Portfolios
62
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSVF-SAR (6/23)

June 30, 2023
Semi Annual Report
Victory RS Small Cap Growth Fund
Victory RS Select Growth Fund
Victory RS Mid Cap Growth Fund
Victory RS Growth Fund
Victory RS Science and Technology Fund
Victory RS Small Cap Equity Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
Victory RS Small Cap Growth Fund
9
Victory RS Select Growth Fund
12
Victory RS Mid Cap Growth Fund
14
Victory RS Growth Fund
16
Victory RS Science and Technology Fund
18
Victory RS Small Cap Equity Fund
21
Financial Statements
Statements of Assets and Liabilities
23
Statements of Operations
25
Statements of Changes in Net Assets
27
Financial Highlights
32
Notes to Financial Statements 61
Supplemental Information 69
Proxy Voting and Portfolio Holdings Information
69
Expense Examples
69
Liquidity Risk Management Program
71
Privacy Policy (inside back cover)

Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

Victory Portfolios
Victory RS Small Cap Growth Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
MACOM Technology Solutions Holdings, Inc.
2.8%
BellRing Brands, Inc.
2.1%
Inspire Medical Systems, Inc.
1.9%
Advanced Energy Industries, Inc.
1.9%
Clean Harbors, Inc.
1.9%
Sprout Social, Inc., Class A
1.8%
Permian Resources Corp.
1.8%
Ralph Lauren Corp.
1.8%
Matador Resources Co.
1.6%
FirstCash Holdings, Inc.
1.6%

Victory Portfolios
Victory RS Select Growth Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Exact Sciences Corp.
3.5%
Dynatrace, Inc.
3.1%
Ralph Lauren Corp.
2.7%
Apellis Pharmaceuticals, Inc.
2.6%
WillScot Mobile Mini Holdings Corp.
2.5%
Lattice Semiconductor Corp.
2.4%
Clean Harbors, Inc.
2.4%
Shift4 Payments, Inc., Class A
2.3%
Axcelis Technologies, Inc.
2.2%
Chart Industries, Inc.
2.2%

Victory Portfolios
Victory RS Mid Cap Growth Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Dexcom , Inc.
2.9%
The Trade Desk, Inc., Class A
2.8%
Synopsys, Inc.
2.5%
Exact Sciences Corp.
2.5%
Confluent, Inc., Class A
2.1%
Dynatrace , Inc.
2.1%
Lattice Semiconductor Corp.
2.1%
Yum! Brands, Inc.
1.9%
Shift4 Payments, Inc., Class A
1.8%
Veeva Systems, Inc., Class A
1.8%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

Victory Portfolios
Victory RS Growth Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
12.1%
Apple, Inc.
11.6%
NVIDIA Corp.
5.6%
Alphabet, Inc., Class C
4.9%
Amazon.com, Inc.
4.4%
Visa, Inc., Class A
4.0%
Eli Lilly & Co.
3.9%
Tesla, Inc.
3.6%
Meta Platforms, Inc., Class A
3.4%
Vertex Pharmaceuticals, Inc.
3.0%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

7
Victory Portfolios
Victory RS Science and Technology Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Microsoft Corp.
7.2%
Vertex Pharmaceuticals, Inc.
5.0%
Meta Platforms, Inc., Class A
4.2%
NVIDIA Corp.
3.9%
Amazon.com, Inc.
3.8%
ServiceNow, Inc.
2.6%
Lattice Semiconductor Corp.
2.5%
Monolithic Power Systems, Inc.
2.4%
MACOM Technology Solutions Holdings, Inc.
2.3%
Varonis Systems, Inc.
2.2%

8
Victory Portfolios
Victory RS Small Cap Equity Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital growth.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Chart Industries, Inc.
8.8%
Shift4 Payments, Inc., Class A
6.0%
Payoneer Global, Inc.
5.4%
Euronet Worldwide, Inc.
4.8%
CBIZ, Inc.
4.2%
MACOM Technology Solutions Holdings, Inc.
4.1%
Ralph Lauren Corp.
3.5%
Flywire Corp.
3.3%
Under Armour, Inc., Class C
3.2%
Harmonic, Inc.
3.2%

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Small Cap Growth Fund
9
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.8%)
Biotechnology (9.7%):
89bio, Inc.(a) .......................................................... 223,030 $ 4,226,419
ACELYRIN, Inc.(a) ..................................................... 68,390 1,429,351
Akero Therapeutics, Inc.(a) ................................................ 89,680 4,187,159
Apellis Pharmaceuticals, Inc.(a) ............................................ 89,930 8,192,623
Bridgebio Pharma, Inc.(a) ................................................. 165,480 2,846,256
Immunovant, Inc.(a) ..................................................... 175,960 3,337,961
Krystal Biotech, Inc.(a) ................................................... 60,600 7,114,440
Morphic Holding, Inc.(a) ................................................. 100,710 5,773,704
Opthea Ltd., ADR(a) .................................................... 386,965 1,083,502
PTC Therapeutics, Inc.(a) ................................................. 88,220 3,587,907
Roivant Sciences Ltd.(a)(b) ................................................ 382,510 3,855,701
TG Therapeutics, Inc.(a) .................................................. 207,000 5,141,880
Vaxcyte, Inc.(a) ........................................................ 131,940 6,589,084
Viking Therapeutics, Inc.(a)(b) ............................................. 250,580 4,061,902
61,427,889
Consumer Discretionary (10.3%):
Acushnet Holdings Corp. ................................................. 103,200 5,642,976
Cava Group, Inc.(a) ..................................................... 350 14,333
Columbia Sportswear Co. ................................................. 54,780 4,231,207
Fox Factory Holding Corp.(a) .............................................. 83,550 9,066,010
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 142,650 8,263,714
Ralph Lauren Corp. ..................................................... 90,690 11,182,077
Shake Shack, Inc., Class A(a) .............................................. 43,130 3,352,064
Skyline Champion Corp.(a) ................................................ 131,290 8,592,930
Texas Roadhouse, Inc. ................................................... 28,470 3,196,612
Under Armour, Inc., Class C(a) ............................................. 964,190 6,469,715
Wingstop, Inc. ......................................................... 27,380 5,480,381
65,492,019
Consumer Staples (4.7%):
BellRing Brands, Inc.(a) .................................................. 362,850 13,280,310
Celsius Holdings, Inc.(a) .................................................. 22,480 3,353,791
Grocery Outlet Holding Corp.(a) ............................................ 288,460 8,829,761
The Simply Good Foods Co.(a) ............................................. 125,080 4,576,677
30,040,539
Energy (4.7%):
Denbury, Inc.(a) ........................................................ 98,230 8,473,320
Matador Resources Co. ................................................... 197,190 10,316,980
Permian Resources Corp. ................................................. 1,027,430 11,260,633
30,050,933
Financials (8.7%):
Euronet Worldwide, Inc.(a) ................................................ 81,180 9,528,097
FirstCash Holdings, Inc. .................................................. 109,710 10,239,234
Flywire Corp.(a) ....................................................... 219,290 6,806,762
Focus Financial Partners, Inc., Class A(a) ...................................... 24,130 1,267,066
Kinsale Capital Group, Inc. ................................................ 15,620 5,845,004
Payoneer Global, Inc.(a) .................................................. 1,347,680 6,482,341
Shift4 Payments, Inc., Class A(a) ............................................ 148,010 10,051,359
Wintrust Financial Corp. .................................................. 62,490 4,538,024
54,757,887
Health Care Equipment & Supplies (7.1%):
Axonics, Inc.(a) ........................................................ 61,570 3,107,438
Inspire Medical Systems, Inc.(a) ............................................ 37,160 12,063,622
iRhythm Technologies, Inc.(a) .............................................. 49,750 5,189,920
Lantheus Holdings, Inc.(a) ................................................ 58,450 4,905,124
LivaNova PLC(a) ....................................................... 67,830 3,488,497
PROCEPT BioRobotics Corp.(a)(b) .......................................... 100,380 3,548,433
Pulmonx Corp.(a) ....................................................... 350,530 4,595,448

Victory Portfolios
Victory RS Small Cap Growth Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Shockwave Medical, Inc.(a) ............................................... 27,680 $ 7,900,149
44,798,631
Health Care Providers & Services (3.8%):
Acadia Healthcare Co., Inc.(a) .............................................. 95,320 7,591,285
HealthEquity, Inc.(a) .................................................... 117,570 7,423,370
Surgery Partners, Inc.(a) .................................................. 205,250 9,234,197
24,248,852
Health Care Technology (1.3%):
Evolent Health, Inc., Class A(a) ............................................. 274,530 8,318,259
Industrials (21.3%):
AAON, Inc. ........................................................... 22,010 2,086,768
AAR Corp.(a) ......................................................... 113,750 6,570,200
Applied Industrial Technologies, Inc. ......................................... 66,000 9,558,780
Atkore, Inc.(a) ......................................................... 40,570 6,326,486
Bloom Energy Corp., Class A(a) ............................................ 317,990 5,199,137
Chart Industries, Inc.(a) .................................................. 63,219 10,101,764
Clean Harbors, Inc.(a) ................................................... 71,640 11,779,765
Comfort Systems USA, Inc. ............................................... 37,840 6,213,328
Herc Holdings, Inc. ..................................................... 37,320 5,107,242
Maximus, Inc. ......................................................... 66,700 5,636,817
McGrath RentCorp ...................................................... 88,830 8,214,998
Moog, Inc., Class A ..................................................... 20,030 2,171,853
Paycor HCM, Inc.(a) .................................................... 214,290 5,072,244
Saia, Inc.(a) ........................................................... 7,090 2,427,687
Shoals Technologies Group, Inc., Class A(a) .................................... 243,860 6,233,062
Simpson Manufacturing Co., Inc. ........................................... 49,090 6,798,965
Tecnoglass, Inc. ........................................................ 155,850 8,051,211
The AZEK Co., Inc.(a) ................................................... 255,610 7,742,427
Valmont Industries, Inc. .................................................. 23,700 6,897,885
Vertiv Holdings Co. ..................................................... 202,170 5,007,751
WNS Holdings Ltd., ADR(a) .............................................. 102,427 7,550,918
134,749,288
Information Technology (21.7%):
Advanced Energy Industries, Inc. ........................................... 106,230 11,839,333
Altair Engineering, Inc., Class A(a) .......................................... 42,050 3,189,072
Axcelis Technologies, Inc.(a) .............................................. 34,920 6,401,884
Badger Meter, Inc. ...................................................... 49,220 7,262,903
Belden, Inc. ........................................................... 57,430 5,493,179
Box, Inc., Class A(a) .................................................... 191,500 5,626,270
Braze, Inc., Class A(a)(b) ................................................. 140,840 6,167,384
Confluent, Inc., Class A(a) ................................................ 137,300 4,848,063
CyberArk Software Ltd.(a) ................................................ 47,350 7,402,226
Digi International, Inc.(a) ................................................. 81,860 3,224,465
DigitalOcean Holdings, Inc.(a)(b) ........................................... 185,540 7,447,576
Globant SA(a) ......................................................... 31,340 5,632,425
Impinj, Inc.(a) ......................................................... 48,120 4,313,958
MACOM Technology Solutions Holdings, Inc.(a) ................................ 274,803 18,007,841
PagerDuty, Inc.(a) ...................................................... 129,630 2,914,082
Procore Technologies, Inc.(a) .............................................. 96,960 6,309,187
SiTime Corp.(a) ........................................................ 83,370 9,835,159
Smartsheet, Inc., Class A(a) ............................................... 98,010 3,749,863
Sprout Social, Inc., Class A(a) .............................................. 255,070 11,774,031
Varonis Systems, Inc.(a) .................................................. 226,250 6,029,562
137,468,463
Life Sciences Tools & Services (1.2%):
Pacific Biosciences of California, Inc.(a) ...................................... 567,160 7,543,228
Materials (2.1%):
Avient Corp. .......................................................... 118,370 4,841,333
Livent Corp.(a) ........................................................ 184,410 5,058,366

Victory Portfolios
Victory RS Small Cap Growth Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Silgan Holdings, Inc. .................................................... 67,150 $ 3,148,664
13,048,363
Pharmaceuticals (2.2%):
Reata Pharmaceuticals, Inc., Class A(a) ....................................... 60,470 6,165,521
Revance Therapeutics, Inc.(a) .............................................. 167,660 4,243,475
Ventyx Biosciences, Inc.(a) ................................................ 99,840 3,274,752
13,683,748
Total Common Stocks (Cost $533,048,458) 625,628,099
Collateral for Securities Loaned (2.0%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(c) ........ 3,178,141 3,178,141
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(c) ............ 3,178,141 3,178,141
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(c) ............... 3,178,141 3,178,141
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(c) . 3,178,141 3,178,141
Total Collateral for Securities Loaned (Cost $12,712,564) 12,712,564
Total Investments (Cost $545,761,022) — 100.8% 638,340,663
Liabilities in excess of other assets — (0.8)% (5,195,883)
NET ASSETS - 100.00% $ 633,144,780
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
ADR—American Depositary Receipt
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Select Growth Fund
12
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.5%)
Aerospace & Defense (1.1%):
Axon Enterprise, Inc.(a) .................................................. 6,050 $ 1,180,476
Building Products (4.1%):
Advanced Drainage Systems, Inc. ........................................... 10,770 1,225,411
Builders FirstSource, Inc.(a) ............................................... 6,220 845,920
Tecnoglass, Inc. ........................................................ 22,340 1,154,084
The AZEK Co., Inc.(a) ................................................... 35,470 1,074,386
4,299,801
Commercial Services & Supplies (3.8%):
Clean Harbors, Inc.(a) ................................................... 15,240 2,505,913
RB Global, Inc. ........................................................ 24,300 1,458,000
3,963,913
Construction & Engineering (4.0%):
Valmont Industries, Inc. .................................................. 5,420 1,577,491
WillScot Mobile Mini Holdings Corp.(a) ...................................... 55,940 2,673,373
4,250,864
Consumer Discretionary (9.1%):
Churchill Downs, Inc. .................................................... 10,610 1,476,594
Five Below, Inc.(a) ...................................................... 9,750 1,916,265
Ollie's Bargain Outlet Holdings, Inc.(a) ....................................... 34,690 2,009,592
Ralph Lauren Corp. ..................................................... 23,020 2,838,366
Wingstop, Inc. ......................................................... 6,620 1,325,059
9,565,876
Consumer Staples (4.8%):
BellRing Brands, Inc.(a) .................................................. 56,660 2,073,756
Freshpet, Inc.(a)(b) ...................................................... 16,300 1,072,703
Grocery Outlet Holding Corp.(a) ............................................ 61,320 1,877,005
5,023,464
Electrical Equipment (1.3%):
Shoals Technologies Group, Inc., Class A(a) .................................... 53,800 1,375,128
Energy (4.0%):
Denbury, Inc.(a) ........................................................ 14,070 1,213,678
Diamondback Energy, Inc. ................................................ 9,780 1,284,701
Matador Resources Co. ................................................... 32,920 1,722,374
4,220,753
Financials (9.6%):
Euronet Worldwide, Inc.(a) ................................................ 17,570 2,062,191
Flywire Corp.(a) ....................................................... 55,150 1,711,856
Kinsale Capital Group, Inc. ................................................ 3,170 1,186,214
LPL Financial Holdings, Inc. ............................................... 2,630 571,841
Payoneer Global, Inc.(a) .................................................. 340,620 1,638,382
Shift4 Payments, Inc., Class A(a) ............................................ 35,550 2,414,200
Wintrust Financial Corp. .................................................. 7,340 533,031
10,117,715
Ground Transportation (1.0%):
Saia, Inc.(a) ........................................................... 2,940 1,006,686
Health Care (21.1%):
Acadia Healthcare Co., Inc.(a) .............................................. 20,030 1,595,189
Amicus Therapeutics, Inc.(a) ............................................... 181,420 2,278,635
Apellis Pharmaceuticals, Inc.(a) ............................................ 29,730 2,708,403
Evolent Health, Inc., Class A(a) ............................................. 46,670 1,414,101
Exact Sciences Corp.(a) .................................................. 39,650 3,723,135
Insulet Corp.(a) ........................................................ 4,820 1,389,799
Penumbra, Inc.(a) ....................................................... 6,560 2,257,034
PTC Therapeutics, Inc.(a) ................................................. 30,020 1,220,913
Sarepta Therapeutics, Inc.(a) ............................................... 14,930 1,709,783
Shockwave Medical, Inc.(a) ............................................... 5,760 1,643,962

Victory Portfolios
Victory RS Select Growth Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Tenet Healthcare Corp.(a) ................................................. 27,260 $ 2,218,419
22,159,373
Information Technology (21.1%):
Altair Engineering, Inc., Class A(a) .......................................... 18,370 1,393,181
Axcelis Technologies, Inc.(a) .............................................. 12,590 2,308,125
Check Point Software Technologies Ltd.(a) .................................... 12,780 1,605,423
DigitalOcean Holdings, Inc.(a)(b) ........................................... 35,910 1,441,427
Dynatrace, Inc.(a) ...................................................... 63,960 3,292,021
Fabrinet(a) ............................................................ 8,080 1,049,430
Fair Isaac Corp.(a) ...................................................... 1,870 1,513,223
Five9, Inc.(a) .......................................................... 18,940 1,561,603
Globant SA(a) ......................................................... 5,290 950,719
HubSpot, Inc.(a) ....................................................... 3,440 1,830,390
Lattice Semiconductor Corp.(a) ............................................. 26,380 2,534,327
MACOM Technology Solutions Holdings, Inc.(a) ................................ 26,820 1,757,515
Okta, Inc.(a) .......................................................... 13,370 927,209
22,164,593
Machinery (4.2%):
Chart Industries, Inc.(a) .................................................. 14,390 2,299,378
Lincoln Electric Holdings, Inc. ............................................. 5,270 1,046,780
Xylem, Inc. ........................................................... 9,297 1,047,028
4,393,186
Materials (2.4%):
Graphic Packaging Holding Co. ............................................ 58,980 1,417,290
Livent Corp.(a) ........................................................ 38,670 1,060,718
2,478,008
Professional Services (2.8%):
Genpact Ltd. .......................................................... 28,400 1,066,988
Paylocity Holding Corp.(a) ................................................ 9,870 1,821,311
2,888,299
Trading Companies & Distributors (3.1%):
Applied Industrial Technologies, Inc. ......................................... 14,800 2,143,484
Herc Holdings, Inc. ..................................................... 8,510 1,164,594
3,308,078
Total Common Stocks (Cost $84,965,179) 102,396,213
Shares
Collateral for Securities Loaned (1.5%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(c) ........ 405,190 405,190
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(c) ............ 405,190 405,190
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(c) ............... 405,190 405,190
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(c) . 405,190 405,190
Total Collateral for Securities Loaned (Cost $1,620,760) 1,620,760
Total Investments (Cost $86,585,939) — 99.0% 104,016,973
Other assets in excess of liabilities — 1.0% 1,101,396
NET ASSETS - 100.00% $ 105,118,369
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Rate disclosed is the daily yield on June 30, 2023.
RB—Revenue Bond

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Mid Cap Growth Fund
14
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (99.0%)
Communication Services (5.9%):
Pinterest, Inc., Class A (a) ................................................. 49,860 $ 1,363,173
Take-Two Interactive Software, Inc. (a) ....................................... 8,600 1,265,576
The Trade Desk, Inc., Class A (a) ............................................ 31,210 2,410,036
5,038,785
Consumer Discretionary (11.3%):
Academy Sports & Outdoors, Inc. .......................................... 8,940 483,207
Chipotle Mexican Grill, Inc. (a) ............................................. 260 556,140
Churchill Downs, Inc. ................................................... 7,470 1,039,600
Five Below, Inc. (a) ..................................................... 6,370 1,251,960
O'Reilly Automotive, Inc. (a) .............................................. 1,320 1,260,996
Ralph Lauren Corp. ..................................................... 11,170 1,377,261
Skyline Champion Corp. (a) ............................................... 16,180 1,058,981
Under Armour, Inc., Class C (a) ............................................. 153,230 1,028,173
Yum! Brands, Inc. ...................................................... 11,480 1,590,554
9,646,872
Consumer Staples (2.8%):
BellRing Brands, Inc. (a) ................................................. 18,110 662,826
Celsius Holdings, Inc. (a) ................................................. 2,880 429,667
The Hershey Co. ....................................................... 5,300 1,323,410
2,415,903
Energy (4.1%):
Cheniere Energy, Inc. ................................................... 6,330 964,439
Diamondback Energy, Inc. ................................................ 8,640 1,134,950
Matador Resources Co. .................................................. 26,560 1,389,619
3,489,008
Financials (8.0%):
Euronet Worldwide, Inc. (a) ............................................... 12,100 1,420,177
Kinsale Capital Group, Inc. ............................................... 2,320 868,144
LPL Financial Holdings, Inc. .............................................. 3,950 858,848
MSCI, Inc. ........................................................... 2,600 1,220,154
Shift4 Payments, Inc., Class A (a) ........................................... 22,800 1,548,348
Toast, Inc., Class A (a) ................................................... 38,270 863,754
6,779,425
Health Care (21.5%):
Align Technology, Inc. (a) ................................................. 2,240 792,154
AmerisourceBergen Corp. ................................................ 5,390 1,037,198
Apellis Pharmaceuticals, Inc. (a) ............................................ 11,680 1,064,048
Dexcom, Inc. (a) ....................................................... 19,130 2,458,396
Exact Sciences Corp. (a) .................................................. 22,780 2,139,042
Horizon Therapeutics PLC (a) .............................................. 12,290 1,264,027
Inspire Medical Systems, Inc. (a) ............................................ 1,060 344,118
Insulet Corp. (a) ........................................................ 4,390 1,265,813
Mettler-Toledo International, Inc. (a) ......................................... 950 1,246,058
Penumbra, Inc. (a) ...................................................... 1,030 354,382
ResMed, Inc. ......................................................... 5,150 1,125,275
Sarepta Therapeutics, Inc. (a) .............................................. 6,870 786,752
Seagen, Inc. (a) ........................................................ 6,340 1,220,196
Shockwave Medical, Inc. (a) ............................................... 1,170 333,930
Tenet Healthcare Corp. (a) ................................................ 17,130 1,394,039
Veeva Systems, Inc., Class A (a) ............................................ 7,680 1,518,566
18,343,994
Industrials (20.7%):
Advanced Drainage Systems, Inc. ........................................... 5,430 617,825
Axon Enterprise, Inc. (a) .................................................. 6,630 1,293,646
Chart Industries, Inc. (a) .................................................. 9,100 1,454,089
Clean Harbors, Inc. (a) ................................................... 9,150 1,504,534
CoStar Group, Inc. (a) ................................................... 7,980 710,220
Genpact Ltd. .......................................................... 18,030 677,387
HEICO Corp., Class A ................................................... 10,770 1,514,262
Lincoln Electric Holdings, Inc. ............................................. 4,310 856,095
Paycom Software, Inc. ................................................... 3,010 966,932
Quanta Services, Inc. .................................................... 3,720 730,794

Victory Portfolios
Victory RS Mid Cap Growth Fund
15
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
RB Global, Inc. ........................................................ 17,360 $ 1,041,600
Regal Rexnord Corp. .................................................... 4,870 749,493
Saia, Inc. (a) .......................................................... 2,590 886,842
Tecnoglass, Inc. ....................................................... 9,830 507,818
Verisk Analytics, Inc. .................................................... 2,990 675,830
Vertiv Holdings Co. ..................................................... 27,210 673,992
WillScot Mobile Mini Holdings Corp. (a) ...................................... 28,730 1,373,007
Xylem, Inc. ........................................................... 11,995 1,350,877
17,585,243
Information Technology (22.1%):
Amphenol Corp., Class A ................................................. 14,670 1,246,216
Axcelis Technologies, Inc. (a) .............................................. 4,510 826,818
Confluent, Inc., Class A (a) ................................................ 51,650 1,823,761
Dynatrace, Inc. (a) ...................................................... 34,210 1,760,789
Entegris, Inc. ......................................................... 5,080 562,966
Fair Isaac Corp. (a) ...................................................... 1,610 1,302,828
Five9, Inc. (a) ......................................................... 13,620 1,122,969
HubSpot, Inc. (a) ....................................................... 1,920 1,021,613
Lattice Semiconductor Corp. (a) ............................................ 18,210 1,749,435
MongoDB, Inc. (a) ...................................................... 2,340 961,717
Monolithic Power Systems, Inc. ............................................ 2,690 1,453,219
Okta, Inc. (a) .......................................................... 12,940 897,389
Palo Alto Networks, Inc. (a) ............................................... 3,920 1,001,599
Splunk, Inc. (a) ........................................................ 9,070 962,236
Synopsys, Inc. (a) ....................................................... 4,970 2,163,988
18,857,543
Materials (1.7%):
Albemarle Corp. ....................................................... 3,730 832,126
Graphic Packaging Holding Co. ............................................ 23,930 575,038
1,407,164
Real Estate (0.9%):
SBA Communications Corp. .............................................. 3,210 743,950
Total Common Stocks (Cost $66,098,740) 84,307,887
Total Investments (Cost $66,098,740) — 99.0% 84,307,887
Other assets in excess of liabilities — 1.0% 885,805
NET ASSETS - 100.00% $ 85,193,692
(a) Non-income producing security.
PLC—Public Limited Company
RB—Revenue Bond

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Growth Fund
16
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.9%)
Communication Services (9.3%):
Alphabet, Inc., Class C(a) ................................................. 106,960 $ 12,938,951
Meta Platforms, Inc., Class A(a) ............................................ 31,120 8,930,818
Netflix, Inc.(a) ......................................................... 5,920 2,607,701
24,477,470
Communications Equipment (0.7%):
Arista Networks, Inc.(a) .................................................. 10,740 1,740,524
Consumer Discretionary (11.8%):
Amazon.com, Inc.(a) .................................................... 89,080 11,612,469
Booking Holdings, Inc.(a) ................................................. 920 2,484,304
Chipotle Mexican Grill, Inc.(a) ............................................. 920 1,967,880
Five Below, Inc.(a) ...................................................... 16,940 3,329,387
Tesla, Inc.(a) .......................................................... 36,440 9,538,899
Yum! Brands, Inc. ...................................................... 15,150 2,099,032
31,031,971
Consumer Staples (6.1%):
BellRing Brands, Inc.(a) .................................................. 67,670 2,476,722
Costco Wholesale Corp. .................................................. 13,120 7,063,546
PepsiCo, Inc. .......................................................... 21,030 3,895,176
The Hershey Co. ....................................................... 10,470 2,614,359
16,049,803
Energy (0.8%):
Diamondback Energy, Inc. ................................................ 15,630 2,053,157
Financials (6.7%):
MSCI, Inc. ........................................................... 4,050 1,900,624
The Progressive Corp. ................................................... 19,490 2,579,891
Toast, Inc., Class A(a) .................................................... 114,780 2,590,585
Visa, Inc., Class A ...................................................... 44,777 10,633,642
17,704,742
Health Care (12.3%):
Dexcom, Inc.(a) ........................................................ 26,930 3,460,774
Eli Lilly & Co. ......................................................... 21,640 10,148,727
Intuitive Surgical, Inc.(a) ................................................. 8,440 2,885,974
Tenet Healthcare Corp.(a) ................................................. 32,760 2,666,009
UnitedHealth Group, Inc. ................................................. 10,900 5,238,976
Vertex Pharmaceuticals, Inc.(a) ............................................. 22,060 7,763,135
32,163,595
Industrials (6.7%):
CoStar Group, Inc.(a) .................................................... 26,850 2,389,650
Deere & Co. .......................................................... 4,910 1,989,483
HEICO Corp., Class A ................................................... 36,280 5,100,968
Old Dominion Freight Line, Inc. ............................................ 8,980 3,320,355
Quanta Services, Inc. .................................................... 14,250 2,799,412
Verisk Analytics, Inc. .................................................... 9,120 2,061,394
17,661,262
IT Services (1.2%):
Snowflake, Inc., Class A(a) ................................................ 17,280 3,040,934
Materials (0.8%):
Graphic Packaging Holding Co. ............................................ 88,410 2,124,492
Real Estate (0.8%):
SBA Communications Corp. ............................................... 8,650 2,004,724
Semiconductors & Semiconductor Equipment (10.9%):
Advanced Micro Devices, Inc.(a) ............................................ 21,220 2,417,170
Entegris, Inc. .......................................................... 25,650 2,842,533
Lam Research Corp. ..................................................... 4,750 3,053,585
Lattice Semiconductor Corp.(a) ............................................. 30,020 2,884,021
Monolithic Power Systems, Inc. ............................................ 4,950 2,674,139

Victory Portfolios
Victory RS Growth Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
NVIDIA Corp. ......................................................... 34,980 $ 14,797,240
28,668,688
Software (19.2%):
Intuit, Inc. ............................................................ 3,950 1,809,851
Microsoft Corp. ........................................................ 93,680 31,901,787
Palo Alto Networks, Inc.(a) ................................................ 16,480 4,210,805
Salesforce, Inc.(a) ...................................................... 12,330 2,604,836
ServiceNow, Inc.(a) ..................................................... 7,120 4,001,226
Synopsys, Inc.(a) ....................................................... 8,190 3,566,008
Workday, Inc., Class A(a) ................................................. 11,680 2,638,395
50,732,908
Technology Hardware, Storage & Peripherals (11.6%):
Apple, Inc. ........................................................... 156,608 30,377,254
Total Common Stocks (Cost $139,132,378) 259,831,524
Total Investments (Cost $139,132,378) — 98.9% 259,831,524
Other assets in excess of liabilities — 1.1% 2,809,076
NET ASSETS - 100.00% $ 262,640,600
(a) Non-income producing security.

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Science and Technology Fund
18
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (100.1%)
Biotechnology (22.9%):
89bio, Inc.(a) .......................................................... 78,310 $ 1,483,975
ACELYRIN, Inc.(a) ..................................................... 17,470 365,123
Akebia Therapeutics, Inc.(a) ............................................... 423,290 387,310
Akero Therapeutics, Inc.(a) ................................................ 22,810 1,064,999
Aldeyra Therapeutics, Inc.(a)(b) ............................................ 120,600 1,011,834
Apellis Pharmaceuticals, Inc.(a) ............................................ 23,203 2,113,793
Arcellx, Inc.(a) ........................................................ 19,810 626,392
Arcturus Therapeutics Holdings, Inc.(a) ....................................... 15,410 441,959
Bridgebio Pharma, Inc.(a) ................................................. 50,790 873,588
Cabaletta Bio, Inc.(a)(b) .................................................. 38,010 490,709
Exact Sciences Corp.(a) .................................................. 25,400 2,385,060
ImmunoGen, Inc.(a) ..................................................... 59,520 1,123,142
Immunovant, Inc.(a) ..................................................... 39,880 756,524
Krystal Biotech, Inc.(a) ................................................... 12,270 1,440,498
MoonLake Immunotherapeutics(a)(b) ........................................ 13,850 706,350
Morphic Holding, Inc.(a) ................................................. 23,300 1,335,789
Natera, Inc.(a) ......................................................... 11,660 567,376
Nuvalent, Inc., Class A(a) ................................................. 14,340 604,718
Opthea Ltd., ADR(a) .................................................... 62,480 174,944
ORIC Pharmaceuticals, Inc.(a)(b) ........................................... 90,580 702,901
Prothena Corp. PLC(a) ................................................... 12,300 839,844
PTC Therapeutics, Inc.(a) ................................................. 24,830 1,009,836
Regulus Therapeutics, Inc.(a) .............................................. 176,848 259,967
REVOLUTION Medicines, Inc.(a) .......................................... 39,560 1,058,230
Rocket Pharmaceuticals, Inc.(a) ............................................. 30,450 605,041
Roivant Sciences Ltd.(a)(b) ................................................ 80,180 808,214
Sage Therapeutics, Inc.(a) ................................................. 20,410 959,678
Sarepta Therapeutics, Inc.(a) ............................................... 11,530 1,320,416
TG Therapeutics, Inc.(a) .................................................. 64,590 1,604,416
Tyra Biosciences, Inc.(a) .................................................. 22,300 379,769
Vaxcyte, Inc.(a) ........................................................ 38,430 1,919,194
Vertex Pharmaceuticals, Inc.(a) ............................................. 25,090 8,829,422
Viking Therapeutics, Inc.(a)(b) ............................................. 78,720 1,276,051
Xenon Pharmaceuticals, Inc.(a)(b) ........................................... 4,130 159,005
Y-mAbs Therapeutics, Inc.(a)(b) ............................................ 56,670 384,789
Zymeworks, Inc.(a)(b) ................................................... 81,490 704,074
40,774,930
Communication Services (8.1%):
Bandwidth, Inc., Class A(a) ................................................ 29,260 400,277
Meta Platforms, Inc., Class A(a) ............................................ 26,010 7,464,350
Netflix, Inc.(a) ......................................................... 5,800 2,554,842
Take-Two Interactive Software, Inc.(a) ........................................ 17,280 2,542,925
ZoomInfo Technologies, Inc.(a) ............................................. 55,930 1,420,062
14,382,456
Communications Equipment (2.6%):
Calix, Inc.(a) .......................................................... 30,340 1,514,270
Extreme Networks, Inc.(a) ................................................ 83,900 2,185,595
Harmonic, Inc.(a) ....................................................... 58,230 941,579
4,641,444
Consumer Discretionary (4.0%):
2U, Inc.(a) ............................................................ 95,770 385,953
Amazon.com, Inc.(a) .................................................... 51,820 6,755,255
7,141,208
Electronic Equipment, Instruments & Components (1.2%):
Rogers Corp.(a) ........................................................ 13,280 2,150,430
Financials (2.9%):
Shift4 Payments, Inc., Class A(a) ............................................ 22,570 1,532,729

Victory Portfolios
Victory RS Science and Technology Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Visa, Inc., Class A ...................................................... 15,330 $ 3,640,568
5,173,297
Health Care Equipment & Supplies (0.6%):
Lantheus Holdings, Inc.(a) ................................................ 12,020 1,008,718
Health Care Providers & Services (0.1%):
GeneDx Holdings Corp.(a) ................................................ 11,617 69,237
Health Care Technology (0.8%):
Veeva Systems, Inc., Class A(a) ............................................. 7,380 1,459,247
Industrials (2.6%):
Lyft, Inc., Class A(a) .................................................... 147,020 1,409,922
Paycom Software, Inc. ................................................... 10,020 3,218,825
4,628,747
IT Services (3.2%):
Backblaze, Inc., Class A(a) ................................................ 28,110 121,716
MongoDB, Inc.(a) ...................................................... 3,810 1,565,872
Snowflake, Inc., Class A(a) ................................................ 10,600 1,865,388
Twilio, Inc., Class A(a) ................................................... 17,380 1,105,716
Wix.com Ltd.(a) ........................................................ 12,850 1,005,384
5,664,076
Life Sciences Tools & Services (1.4%):
10X Genomics, Inc., Class A(a) ............................................. 16,910 944,254
Pacific Biosciences of California, Inc.(a) ...................................... 115,100 1,530,830
2,475,084
Pharmaceuticals (4.4%):
Cymabay Therapeutics, Inc.(a) ............................................. 30,830 337,588
Eli Lilly & Co. ......................................................... 6,210 2,912,366
Marinus Pharmaceuticals, Inc.(a) ............................................ 36,930 401,060
Reata Pharmaceuticals, Inc., Class A(a) ....................................... 17,240 1,757,790
Revance Therapeutics, Inc.(a) .............................................. 38,680 978,991
Terns Pharmaceuticals, Inc.(a) .............................................. 48,870 427,613
Ventyx Biosciences, Inc.(a) ................................................ 28,960 949,888
7,765,296
Real Estate (0.7%):
Opendoor Technologies, Inc.(a)(b) ........................................... 314,210 1,263,124
Semiconductors & Semiconductor Equipment (22.4%):
Aehr Test Systems(a)(b) .................................................. 39,740 1,639,275
Ambarella, Inc.(a) ...................................................... 31,600 2,643,972
Applied Materials, Inc. ................................................... 15,800 2,283,732
Impinj, Inc.(a) ......................................................... 28,300 2,537,095
Lam Research Corp. ..................................................... 3,360 2,160,010
Lattice Semiconductor Corp.(a) ............................................. 46,230 4,441,316
MACOM Technology Solutions Holdings, Inc.(a) ................................ 63,700 4,174,261
MaxLinear, Inc.(a) ...................................................... 63,780 2,012,897
Monolithic Power Systems, Inc. ............................................ 7,800 4,213,794
NVIDIA Corp. ......................................................... 16,280 6,886,766
ON Semiconductor Corp.(a) ............................................... 16,180 1,530,304
Semtech Corp.(a) ....................................................... 76,200 1,940,052
SiTime Corp.(a) ........................................................ 11,270 1,329,522
SMART Global Holdings, Inc.(a) ........................................... 56,010 1,624,850
Wolfspeed, Inc.(a) ...................................................... 9,480 526,993
39,944,839
Software (22.2%):
Amplitude, Inc., Class A(a) ................................................ 104,340 1,147,740
AppLovin Corp., Class A(a) ............................................... 48,960 1,259,741
Confluent, Inc., Class A(a) ................................................ 57,730 2,038,446

Victory Portfolios
Victory RS Science and Technology Fund
20
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Regulus Therapeutics, Inc. .....................................
12/3/2020
$ 165,796
Security Description Shares Value
Dynatrace, Inc.(a) ...................................................... 35,610 $ 1,832,847
Fair Isaac Corp.(a) ...................................................... 3,610 2,921,248
Gitlab, Inc., Class A(a) ................................................... 20,690 1,057,466
Microsoft Corp. ........................................................ 37,600 12,804,304
Monday.com Ltd.(a) ..................................................... 12,820 2,195,040
RingCentral, Inc., Class A(a) ............................................... 24,730 809,413
Salesforce, Inc.(a) ...................................................... 9,940 2,099,924
Samsara, Inc., Class A(a) ................................................. 60,680 1,681,443
ServiceNow, Inc.(a) ..................................................... 8,160 4,585,675
Sprout Social, Inc., Class A(a) .............................................. 27,010 1,246,782
Varonis Systems, Inc.(a) .................................................. 146,710 3,909,822
39,589,891
Total Common Stocks (Cost $114,786,018) 178,132,024
Warrants (0.0%)(c)
Health Care (0.0%):(c)
Athenex, Inc. .......................................................... 1,346,518 —(d)
Nuvation Bio, Inc. ...................................................... 41,350 6,839
Regulus Therapeutics, Inc.(a)(e) ............................................ 132,637 —(d)
6,839
Total Warrants (Cost $179,261) 6,839
Collateral for Securities Loaned (4.8%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(f) ........ 2,155,380 2,155,380
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(f) ............ 2,155,380 2,155,380
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(f) ................ 2,155,380 2,155,380
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(f) . 2,155,380 2,155,380
Total Collateral for Securities Loaned (Cost $8,621,520) 8,621,520
Total Investments (Cost $123,586,799) — 104.9% 186,760,383
Liabilities in excess of other assets — (4.9)% (8,641,953)
NET ASSETS - 100.00% $ 178,118,430
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) All or a portion of this security is on loan.
(c) Amount represents less than 0.05% of net assets.
(d) Rounds to less than $1.
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
(f) Rate disclosed is the daily yield on June 30, 2023.
ADR—American Depositary Receipt
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Small Cap Equity Fund
21
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.6%)
Communications Equipment (5.4%):
Calix, Inc.(a) .......................................................... 16,890 $ 842,980
Harmonic, Inc.(a) ....................................................... 75,830 1,226,171
2,069,151
Consumer Discretionary (8.7%):
Fox Factory Holding Corp.(a) .............................................. 7,120 772,591
Ralph Lauren Corp. ..................................................... 10,640 1,311,912
Under Armour, Inc., Class C(a) ............................................. 183,690 1,232,560
3,317,063
Consumer Staples (5.6%):
BellRing Brands, Inc.(a) .................................................. 26,370 965,142
Grocery Outlet Holding Corp.(a) ............................................ 38,690 1,184,301
2,149,443
Electronic Equipment, Instruments & Components (2.7%):
Badger Meter, Inc. ...................................................... 7,040 1,038,822
Energy (2.9%):
Denbury, Inc.(a) ........................................................ 12,550 1,082,563
Financials (20.6%):
Euronet Worldwide, Inc.(a) ................................................ 15,410 1,808,672
Flywire Corp.(a) ....................................................... 41,060 1,274,502
Payoneer Global, Inc.(a) .................................................. 428,470 2,060,941
PROG Holdings, Inc.(a) .................................................. 12,680 407,282
Shift4 Payments, Inc., Class A(a) ............................................ 33,920 2,303,507
7,854,904
Health Care (12.8%):
Apellis Pharmaceuticals, Inc.(a) ............................................ 2,880 262,368
Evolent Health, Inc., Class A(a) ............................................. 12,270 371,781
Inspire Medical Systems, Inc.(a) ............................................ 2,100 681,744
iRhythm Technologies, Inc.(a) .............................................. 5,440 567,501
Krystal Biotech, Inc.(a) ................................................... 2,750 322,850
Pacific Biosciences of California, Inc.(a) ...................................... 54,310 722,323
PROCEPT BioRobotics Corp.(a) ............................................ 10,730 379,306
PTC Therapeutics, Inc.(a) ................................................. 7,660 311,532
Reata Pharmaceuticals, Inc., Class A(a) ....................................... 3,670 374,193
Revance Therapeutics, Inc.(a) .............................................. 17,200 435,332
Vaxcyte, Inc.(a) ........................................................ 9,280 463,443
4,892,373
Industrials (22.6%):
Bloom Energy Corp., Class A(a) ............................................ 26,180 428,043
CBIZ, Inc.(a) .......................................................... 29,890 1,592,539
Chart Industries, Inc.(a) .................................................. 21,040 3,361,982
Generac Holdings, Inc.(a) ................................................. 2,550 380,282
Hayward Holdings, Inc.(a) ................................................ 85,230 1,095,205
Paycor HCM, Inc.(a) .................................................... 21,990 520,503
Shoals Technologies Group, Inc., Class A(a) .................................... 47,650 1,217,934
8,596,488
IT Services (2.0%):
DigitalOcean Holdings, Inc.(a) ............................................. 18,760 753,026
Semiconductors & Semiconductor Equipment (10.1%):
Axcelis Technologies, Inc.(a) .............................................. 2,200 403,326
Impinj, Inc.(a) ......................................................... 7,290 653,549
MACOM Technology Solutions Holdings, Inc.(a) ................................ 24,170 1,583,860
SiTime Corp.(a) ........................................................ 10,360 1,222,169
3,862,904

Victory Portfolios
Victory RS Small Cap Equity Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Software (5.2%):
Altair Engineering, Inc., Class A(a) .......................................... 10,300 $ 781,152
Q2 Holdings, Inc.(a) ..................................................... 25,990 803,091
Sprout Social, Inc., Class A(a) .............................................. 8,290 382,667
1,966,910
Total Common Stocks (Cost $34,483,642) 37,583,647
Total Investments (Cost $34,483,642) — 98.6% 37,583,647
Other assets in excess of liabilities — 1.4% 546,298
NET ASSETS - 100.00% $ 38,129,945
(a) Non-income producing security.

Statements of Assets and Liabilities
June 30, 2023
23
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Assets:
Investments, at value (Cost $545,761,022, $86,585,939 and $66,098,740) $ 638,340,663(a) $ 104,016,973(b) $ 84,307,887
Cash 17,380,919 2,917,331 2,107,434
Receivables:
Interest and dividends 131,095 35,871 29,334
Capital shares issued 214,096 954 10,745
Investments sold 4,155,132 183,985 —
From Adviser 50,730 29,682 37,617
Prepaid expenses 38,693 33,497 36,314
Total Assets 660,311,328 107,218,293 86,529,331
Liabilities:
Payables:
Collateral received on loaned securities 12,712,564 1,620,760 —
Investments purchased 12,159,225 334,042 312,324
Capital shares redeemed 1,538,421 12,257 886,265
Accrued expenses and other payables:
Investment advisory fees 489,081 84,172 58,648
Administration fees 27,786 4,485 3,662
Custodian fees 7,398 1,570 17,295
Transfer agent fees 143,741 23,108 30,781
Compliance fees 444 69 55
12b-1 fees 32,365 7,947 6,490
Other accrued expenses 55,523 11,514 20,119
Total Liabilities 27,166,548 2,099,924 1,335,639
Commitments and contingencies (Note 4 )
Net Assets:
Capital 855,519,117 103,590,505 93,522,625
Total accumulated earnings/(loss) (222,374,337) 1,527,864 (8,328,933)
Net Assets $ 633,144,780 $ 105,118,369 $ 85,193,692
Net Assets
Class A $ 295,115,768 $ 68,048,471 $ 52,376,136
Class C 4,843,009 2,466,362 2,830,735
Class R 2,590,524 409,035 383,159
Class R6 77,414,440 520,981 1,403,210
Class Y 253,181,039 33,673,520 27,081,252
Member Class — — 1,119,200
Total $ 633,144,780 $ 105,118,369 $ 85,193,692
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 5,986,358 3,799,927 2,921,877
Class C 131,240 259,313 207,558
Class R 61,866 39,772 25,335
Class R6 1,444,789 25,170 72,748
Class Y 4,754,244 1,646,945 1,406,729
Member Class — — 62,114
Total 12,378,497 5,771,127 4,696,361
Net asset value, offering (except Class A) and redemption price per share:
Class A $ 49.30 $ 17.91 $ 17.93
Class C(c) 36.90 9.51 13.64
Class R 41.87 10.28 15.12
Class R6 53.58 20.70 19.29
Class Y 53.25 20.45 19.25
Member Class — — 18.02
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 52.31 $ 19.00 $ 19.02
(a) Includes $11,579,763 of securities on loan.
(b) Includes $1,624,833 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2023
24
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Victory RS Small
Cap Equity Fund
Assets:
Investments, at value (Cost $139,132,378, $123,586,799 and $34,483,642) $ 259,831,524 $ 186,760,383(a) $ 37,583,647
Cash 2,465,061 1,225,176 652,440
Receivables:
Interest and dividends 37,791 18,923 8,147
Capital shares issued 36,687 2,167 1,083
Investments sold 3,354,891 2,359,314 —
From Adviser 36,927 5,541 9,167
Prepaid expenses 26,153 23,949 33,218
Total Assets 265,789,034 190,395,453 38,287,702
Liabilities:
Payables:
Collateral received on loaned securities — 8,621,520 —
Investments purchased 2,854,529 3,148,882 111,276
Capital shares redeemed 61,349 291,897 87
Accrued expenses and other payables:
Investment advisory fees 156,998 143,732 22,932
Administration fees 11,205 7,719 1,627
Custodian fees 2,854 3,947 741
Transfer agent fees 24,873 27,422 10,776
Compliance fees 167 122 26
12b-1 fees 24,780 16,953 3,646
Other accrued expenses 11,679 14,829 6,646
Total Liabilities 3,148,434 12,277,023 157,757
Commitments and contingencies (Note 4 )
Net Assets:
Capital 145,217,499 154,685,568 59,226,629
Total accumulated earnings/(loss) 117,423,101 23,432,862 (21,096,684)
Net Assets $ 262,640,600 $ 178,118,430 $ 38,129,945
Net Assets
Class A $ 240,808,313 $ 146,453,608 $ 32,617,415
Class C 947,462 4,956,086 116,969
Class R 497,103 543,088 1,576,208
Class Y 20,387,722 26,165,648 2,088,818
Member Class — — 1,730,535
Total $ 262,640,600 $ 178,118,430 $ 38,129,945
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 10,654,762 7,743,926 3,984,952
Class C 56,055 394,864 14,266
Class R 25,645 36,994 326,982
Class Y 846,909 1,234,715 241,011
Member Class — — 210,598
Total 11,583,371 9,410,499 4,777,809
Net asset value, offering (except Class A) and redemption price per share:
Class A $ 22.60 $ 18.91 $ 8.19
Class C(b) 16.90 12.55 8.20
Class R 19.38 14.68 4.82
Class Y 24.07 21.19 8.67
Member Class — — 8.22
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 23.98 $ 20.06 $ 8.69
(a) Includes $7,808,903 of securities on loan.
(b) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2023
25
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Small
Cap Growth Fund
Victory RS Select
Growth Fund
Victory RS Mid Cap
Growth Fund
Investment Income:
Dividends $ 1,188,332 $ 235,688 $ 216,795
Interest 80,236 33,288 6,914
Securities lending (net of fees) 8,491 968 26
Foreign tax withholding — (5,287) (3,211)
Total Income 1,277,059 264,657 220,524
Expenses:
Investment advisory fees 3,239,459 519,796 353,409
Administration fees 187,946 28,653 22,920
Sub-Administration fees 8,426 8,426 8,426
12b-1 fees — Class A 376,886 84,758 61,183
12b-1 fees — Class C 25,085 14,293 15,308
12b-1 fees — Class R 6,590 913 948
Custodian fees 37,466 2,964 1,043
Transfer agent fees — Class A 214,778 45,186 41,423
Transfer agent fees — Class C 4,122 2,204 1,932
Transfer agent fees — Class R 2,789 464 212
Transfer agent fees — Class R6 9,578 84 51
Transfer agent fees — Class Y 161,059 16,971 14,525
Transfer agent fees — Member Class — — 1,558
Trustees' fees 25,726 4,509 3,909
Compliance fees 3,252 480 387
Legal and audit fees 22,946 8,786 8,485
State registration and filing fees 40,689 33,578 39,636
Line of credit fees — — 4,501
Interfund lending 6,459 404 153
Other expenses 53,995 13,018 21,289
Total Expenses 4,427,251 785,487 601,298
Expenses waived/reimbursed by Adviser (160,978) (88,330) (125,143)
Net Expenses 4,266,273 697,157 476,155
Net Investment Income (Loss) (2,989,214) (432,500) (255,631)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 44,868,169 5,302,654 5,706,301
Net change in unrealized appreciation/depreciation on investment securities 39,996,675 10,083,755 6,605,994
Net realized/unrealized gains (losses) on investments 84,864,844 15,386,409 12,312,295
Change in net assets resulting from operations $ 81,875,630 $ 14,953,909 $ 12,056,664

Statements of Operations
For the Six Months Ended June 30, 2023
26
See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS Growth
Fund
Victory RS Science
and Technology
Fund
Victory RS Small
Cap Equity Fund
Investment Income:
Dividends $ 637,278 $ 140,817 $ 17,498
Interest 19,217 27,667 13,157
Securities lending (net of fees) — 15,042 30,968
Total Income 656,495 183,526 61,623
Expenses:
Investment advisory fees 865,930 844,898 143,893
Administration fees 63,658 46,578 10,575
Sub-Administration fees 8,078 8,426 6,691
12b-1 fees — Class A 263,462 172,668 41,333
12b-1 fees — Class C 3,703 24,154 692
12b-1 fees — Class R 1,093 1,276 3,925
Custodian fees 6,248 7,372 1,467
Transfer agent fees — Class A 81,726 80,016 19,869
Transfer agent fees — Class C 511 3,858 189
Transfer agent fees — Class R 411 662 1,539
Transfer agent fees — Class Y 6,806 17,700 120
Transfer agent fees — Member Class — — 2,805
Trustees' fees 8,403 6,572 2,221
Compliance fees 1,018 765 177
Legal and audit fees 11,932 10,476 7,242
State registration and filing fees 27,399 28,090 33,460
Interfund lending — 3,769 —
Other expenses 11,932 14,293 7,069
Total Expenses 1,362,310 1,271,573 283,267
Expenses waived/reimbursed by Adviser (111,965) (20,092) (24,724)
Net Expenses 1,250,345 1,251,481 258,543
Net Investment Income (Loss) (593,850) (1,067,955) (196,920)
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 6,165,529 6,024,603 (1,149,833)
Net change in unrealized appreciation/depreciation on investment securities 60,163,706 31,733,437 4,398,387
Net realized/unrealized gains (losses) on investments 66,329,235 37,758,040 3,248,554
Change in net assets resulting from operations $ 65,735,385 $ 36,690,085 $ 3,051,634

27
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (2,989,214) $ (10,977,666) $ (432,500) $ (1,310,900) $ (255,631) $ (1,351,728)
Net realized gains (losses) 44,868,169 (319,455,871) 5,302,654 (19,910,007) 5,706,301 (22,935,468)
Net change in unrealized
appreciation/depreciation 39,996,675 (390,066,889) 10,083,755 (39,567,478) 6,605,994 (89,765,514)
Change in net assets resulting from
operations 81,875,630 (720,500,426) 14,953,909 (60,788,385) 12,056,664 (114,052,710)
Distributions to Shareholders:
Class A — (18,502,414) — (20,035,467) — (2,078,565)
Class C — (405,085) — (1,370,578) — (212,297)
Class R — (177,925) — (133,557) — (18,549)
Class R6 — (7,105,818) — (148,822) — (102,056)
Class Y — (17,565,941) — (8,460,125) — (1,258,394)
Member Class — — — — — (38,952)
From return of capital:
Class A — (4,376) — — — (1,216)
Class C — (196) — — — (92)
Class R — (154) — — — (8)
Class R6 — (1,539) — — — (68)
Class Y — (2,518) — — — (441)
Member Class — — — — — (17)
Change in net assets resulting from
distributions to shareholders — (43,765,966) — (30,148,549) — (3,710,655)
Change in net assets resulting from
capital transactions (180,508,259) (751,488,082) (14,280,671) (3,300,884) (9,674,277) (170,214,981)
Change in net assets (98,632,629) (1,515,754,474) 673,238 (94,237,818) 2,382,387 (287,978,346)
Net Assets:
Beginning of period 731,777,409 2,247,531,883 104,445,131 198,682,949 82,811,305 370,789,651
End of period $ 633,144,780 $ 731,777,409 $ 105,118,369 $ 104,445,131 $ 85,193,692 $ 82,811,305

28
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 6,480,259 $ 34,689,019 $ 1,758,342 $ 8,975,605 $ 1,006,031 $ 3,967,445
Distributions reinvested — 17,776,055 — 19,333,593 — 1,979,617
Cost of shares redeemed (50,861,935) (142,233,424) (12,295,184) (19,380,348) (3,433,013) (15,120,901)
Total Class A $ (44,381,676) $ (89,768,350) $ (10,536,842) $ 8,928,850 $ (2,426,982) $ (9,173,839)
Class C
Proceeds from shares issued $ 248,030 $ 625,784 $ 31,570 $ 187,845 $ 5,008 $ 71,372
Distributions reinvested — 394,946 — 1,369,191 — 204,364
Cost of shares redeemed (1,105,308) (3,024,781) (1,037,348) (4,364,410) (906,281) (5,142,350)
Total Class C $ (857,278) $ (2,004,051) $ (1,005,778) $ (2,807,374) $ (901,273) $ (4,866,614)
Class R
Proceeds from shares issued $ 287,952 $ 745,476 $ 31,242 $ 210,485 $ 9,305 $ 25,260
Distributions reinvested — 178,079 — 121,460 — 18,557
Cost of shares redeemed (594,927) (1,456,593) (5,167) (97,394) (52,114) (57,069)
Total Class R $ (306,975) $ (533,038) $ 26,075 $ 234,551 $ (42,809) $ (13,252)
Class R6
Proceeds from shares issued $ 10,274,035 $ 96,889,445 $ 17,589 $ 85,855 $ 454 $ 653,898
Distributions reinvested — 5,086,947 — 100,398 — 47,220
Cost of shares redeemed (59,571,697) (418,030,431) (166,214) (319,771) (1,201,307) (13,908,862)
Total Class R6 $ (49,297,662) $ (316,054,039) $ (148,625) $ (133,518) $ (1,200,853) $ (13,207,744)
Class Y
Proceeds from shares issued $ 22,905,807 $ 109,974,218 $ 1,115,901 $ 3,558,329 $ 1,888,460 $ 28,779,430
Distributions reinvested — 16,535,887 — 8,356,319 — 1,158,317
Cost of shares redeemed (108,570,475) (469,638,709) (3,731,402) (21,438,041) (7,050,742) (173,334,330)
Total Class Y $ (85,664,668) $ (343,128,604) $ (2,615,501) $ (9,523,393) $ (5,162,282) $ (143,396,583)
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 185,113 $ 907,948
Distributions reinvested — — — — — 38,969
Cost of shares redeemed — — — — (125,191) (503,866)
Total Member Class $ — $ — $ — $ — $ 59,922 $ 443,051
Change in net assets resulting from
capital transactions $ (180,508,259) $ (751,488,082) $ (14,280,671) $ (3,300,884) $ (9,674,277) $ (170,214,981)

29
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Small Cap Growth Fund Victory RS Select Growth Fund Victory RS Mid Cap Growth Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Share Transactions:
Class A
Issued 139,099 642,504 105,886 423,722 61,113 216,108
Reinvested — 388,211 — 1,189,874 — 121,154
Redeemed (1,089,934) (2,695,351) (749,691) (908,860) (209,861) (822,712)
Total Class A (950,835) (1,664,636) (643,805) 704,736 (148,748) (485,450)
Class C
Issued 6,975 14,959 3,689 11,998 396 5,143
Reinvested — 11,475 — 158,105 — 16,362
Redeemed (31,599) (70,838) (117,112) (271,514) (71,967) (365,714)
Total Class C (24,624) (44,404) (113,423) (101,411) (71,571) (344,209)
Class R
Issued 7,245 16,278 3,278 11,044 668 1,657
Reinvested — 4,567 — 12,990 — 1,342
Redeemed (14,860) (30,824) (550) (5,834) (3,695) (3,376)
Total Class R (7,615) (9,979) 2,728 18,200 (3,027) (377)
Class R6
Issued 201,162 1,671,138 913 4,014 25 30,747
Reinvested — 102,416 — 5,360 — 2,689
Redeemed (1,174,434) (7,055,471) (8,925) (11,644) (68,772) (637,517)
Total Class R6 (973,272) (5,281,917) (8,012) (2,270) (68,747) (604,081)
Class Y
Issued 457,255 1,844,212 59,134 134,761 106,677 1,431,519
Reinvested — 334,804 — 451,449 — 66,077
Redeemed (2,173,244) (8,186,782) (195,483) (841,670) (393,127) (9,239,741)
Total Class Y (1,715,989) (6,007,766) (136,349) (255,460) (286,450) (7,742,145)
Member Class
Issued — — — — 11,287 46,392
Reinvested — — — — — 2,375
Redeemed — — — — (7,576) (28,882)
Total Member Class — — — — 3,711 19,885
Change in Shares (3,672,335) (13,008,702) (898,861) 363,795 (574,832) (9,156,377)

30
Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund Victory RS Small Cap Equity Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ (593,850) $ (1,311,696) $ (1,067,955) $ (2,489,438) $ (196,920) $ (551,683)
Net realized gains (losses) 6,165,529 (6,795,394) 6,024,603 (37,644,194) (1,149,833) (22,242,472)
Net change in unrealized
appreciation/depreciation 60,163,706 (104,028,974) 31,733,437 (104,458,880) 4,398,387 (1,954,158)
Change in net assets resulting from
operations 65,735,385 (112,136,064) 36,690,085 (144,592,512) 3,051,634 (24,748,313)
Distributions to Shareholders:
Class A — (4,384,332) — (6,552,743) — (3,365,864)
Class C — (20,160) — (350,891) — (16,789)
Class R — (10,161) — (33,888) — (247,981)
Class Y (143) (401,226) — (1,342,160) — (181,269)
Member Class — — — — — (138,235)
Change in net assets resulting from
distributions to shareholders (143) (4,815,879) — (8,279,682) — (3,950,138)
Change in net assets resulting from
capital transactions (11,495,990) (19,356,756) (22,400,925) (27,125,371) (3,483,810) (1,256,231)
Change in net assets 54,239,252 (136,308,699) 14,289,160 (179,997,565) (432,176) (29,954,682)
Net Assets:
Beginning of period 208,401,348 344,710,047 163,829,270 343,826,835 38,562,121 68,516,803
End of period $ 262,640,600 $ 208,401,348 $ 178,118,430 $ 163,829,270 $ 38,129,945 $ 38,562,121

31
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS Growth Fund
Victory RS Science and Technology
Fund Victory RS Small Cap Equity Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 1,828,492 $ 4,167,043 $ 3,842,162 $ 15,185,266 $ 641,293 $ 1,336,251
Distributions reinvested — 4,245,969 — 6,247,783 — 3,311,927
Cost of shares redeemed (10,096,646) (22,830,119) (17,290,774) (27,288,651) (4,197,898) (6,588,878)
Total Class A $ (8,268,154) $ (14,417,107) $ (13,448,612) $ (5,855,602) $ (3,556,605) $ (1,940,700)
Class C
Proceeds from shares issued $ 169,614 $ 57,563 $ 158,463 $ 445,137 $ 20,565 $ 10,390
Distributions reinvested — 20,117 — 350,538 — 16,789
Cost of shares redeemed (117,271) (600,243) (948,189) (2,346,110) (85,826) (92,428)
Total Class C $ 52,343 $ (522,563) $ (789,726) $ (1,550,435) $ (65,261) $ (65,249)
Class R
Proceeds from shares issued $ 21,794 $ 78,198 $ 138,833 $ 142,859 $ 63,662 $ 107,572
Distributions reinvested — 10,161 — 33,888 — 247,981
Cost of shares redeemed (32,659) (49,319) (251,126) (242,176) (180,344) (472,276)
Total Class R $ (10,865) $ 39,040 $ (112,293) $ (65,429) $ (116,682) $ (116,723)
Class Y
Proceeds from shares issued $ 1,017,684 $ 1,658,485 $ 1,073,386 $ 9,412,717 $ 303,553 $ 785,431
Distributions reinvested 138 385,722 — 1,286,976 — 181,126
Cost of shares redeemed (4,287,136) (6,500,333) (9,123,680) (30,353,598) (205,873) (929,618)
Total Class Y $ (3,269,314) $ (4,456,126) $ (8,050,294) $ (19,653,905) $ 97,680 $ 36,939
Member Class
Proceeds from shares issued $ — $ — $ — $ — $ 340,217 $ 891,336
Distributions reinvested — — — — — 138,235
Cost of shares redeemed — — — — (183,159) (200,069)
Total Member Class $ — $ — $ — $ — $ 157,058 $ 829,502
Change in net assets resulting from
capital transactions $ (11,495,990) $ (19,356,756) $ (22,400,925) $ (27,125,371) $ (3,483,810) $ (1,256,231)
Share Transactions:
Class A
Issued 92,552 201,829 228,998 778,358 79,401 135,071
Reinvested — 233,654 — 386,149 — 416,071
Redeemed (519,345) (1,159,967) (1,009,752) (1,478,555) (523,047) (679,387)
Total Class A (426,793) (724,484) (780,754) (314,048) (443,646) (128,245)
Class C
Issued 10,579 3,767 13,459 34,476 2,356 1,018
Reinvested — 1,474 — 32,517 — 2,096
Redeemed (8,274) (38,402) (83,426) (175,396) (10,302) (9,053)
Total Class C 2,305 (33,161) (69,967) (108,403) (7,946) (5,939)
Class R
Issued 1,280 4,408 10,383 10,203 13,503 18,650
Reinvested — 650 — 2,693 — 52,762
Redeemed (1,879) (2,702) (18,946) (15,852) (39,085) (69,318)
Total Class R (599) 2,356 (8,563) (2,956) (25,582) 2,094
Class Y
Issued 49,289 74,901 56,776 448,635 36,080 83,100
Reinvested 7 19,955 — 71,104 — 21,511
Redeemed (209,995) (306,355) (491,233) (1,425,501) (24,550) (96,462)
Total Class Y (160,699) (211,499) (434,457) (905,762) 11,530 8,149
Member Class
Issued — — — — 42,313 92,568
Reinvested — — — — — 17,301
Redeemed — — — — (23,102) (22,922)
Total Member Class — — — — 19,211 86,947
Change in Shares (585,786) (966,788) (1,293,741) (1,331,169) (446,433) (36,994)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $43.77 $73.73 $97.45 $77.19 $61.11 $80.96
Investment Activities:
Net investment income (loss)(a) (0.24) (0.57) (1.20) (0.97) (0.80) (0.83)
Net realized and unrealized gains (losses) 5.77 (26.65) (10.15) 30.04 23.84 (6.54)
Total from Investment Activities 5.53 (27.22) (11.35) 29.07 23.04 (7.37)
Distributions to Shareholders from:
Net investment income — (2.74) (12.37) (8.81) (6.96) (12.48)
Net realized gains — —(b) — — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96) (12.48)
Net Asset Value, End of Period $49.30 $43.77 $73.73 $97.45 $77.19 $61.11
Total Return (excludes sales charge)(c)(d) 12.61% (37.07)% (11.06)% 37.84% 37.91% (8.97)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.40% 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss)(e) (1.02)% (1.08)% (1.27)% (1.20)% (1.06)% (0.94)%
Gross Expenses(e)(f) 1.45% 1.44% 1.42% 1.43% 1.44% 1.45%
Supplemental Data:
Net Assets at end of period (000's) $295,116 $303,669 $634,204 $820,006 $687,425 $499,350
Portfolio Turnover(c)(g) 59% 105% 92% 72% 100% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $32.89 $56.86 $79.07 $64.34 $52.19 $71.70
Investment Activities:
Net investment income (loss)(a) (0.31) (0.75) (1.55) (1.30) (1.17) (1.31)
Net realized and unrealized gains (losses) 4.32 (20.48) (8.29) 24.84 20.28 (5.72)
Total from Investment Activities 4.01 (21.23) (9.84) 23.54 19.11 (7.03)
Distributions to Shareholders from:
Net investment income — (2.74) (12.37) (8.81) (6.96) (12.48)
Net realized gains — —(b) — — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96) (12.48)
Net Asset Value, End of Period $36.90 $32.89 $56.86 $79.07 $64.34 $52.19
Total Return (excludes contingent deferred sales
charge)(c)(d) 12.19% (37.55)% (11.73)% 36.78% 36.88% (9.66)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.16% 2.16% 2.16% 2.16% 2.16% 2.16%
Net Investment Income (Loss)(e) (1.79)% (1.84)% (2.03)% (1.96)% (1.82)% (1.71)%
Gross Expenses(e)(f) 2.45% 2.31% 2.16% 2.26% 2.27% 2.26%
Supplemental Data:
Net Assets at end of period (000's) $4,843 $5,126 $11,387 $20,323 $18,581 $13,602
Portfolio Turnover(c)(g) 59% 105% 92% 72% 100% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $37.27 $63.68 $86.56 $69.61 $55.87 $75.55
Investment Activities:
Net investment income (loss)(a) (0.29) (0.70) (1.45) (1.20) (1.05) (1.15)
Net realized and unrealized gains (losses) 4.89 (22.97) (9.06) 26.96 21.75 (6.05)
Total from Investment Activities 4.60 (23.67) (10.51) 25.76 20.70 (7.20)
Distributions to Shareholders from:
Net investment income — (2.74) (12.37) (8.81) (6.96) (12.48)
Net realized gains — —(b) — — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96) (12.48)
Net Asset Value, End of Period $41.87 $37.27 $63.68 $86.56 $69.61 $55.87
Total Return(c)(d) 12.34% (37.36)% (11.51)% 37.20% 37.28% (9.39)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.86% 1.86% 1.86% 1.86% 1.86% 1.86%
Net Investment Income (Loss)(e) (1.48)% (1.54)% (1.73)% (1.66)% (1.52)% (1.40)%
Gross Expenses(e)(f) 2.19% 2.02% 1.86% 1.97% 1.93% 1.87%
Supplemental Data:
Net Assets at end of period (000's) $2,591 $2,589 $5,060 $8,513 $8,012 $7,285
Portfolio Turnover(c)(g) 59% 105% 92% 72% 100% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class R6
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $47.50 $79.37 $103.42 $81.24 $63.83 $83.67
Investment Activities:
Net investment income (loss)(a) (0.17) (0.43) (0.91) (0.73) (0.58) (0.58)
Net realized and unrealized gains (losses) 6.25 (28.70) (10.77) 31.72 24.95 (6.78)
Total from Investment Activities 6.08 (29.13) (11.68) 30.99 24.37 (7.36)
Distributions to Shareholders from:
Net investment income — (2.74) (12.37) (8.81) (6.96) (12.48)
Net realized gains — —(b) — — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96) (12.48)
Net Asset Value, End of Period $53.58 $47.50 $79.37 $103.42 $81.24 $63.83
Total Return(c)(d) 12.80% (36.86)% (10.74)% 38.32% 38.38% (8.66)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.06% 1.05% 1.04% 1.06% 1.06% 1.06%
Net Investment Income (Loss)(e) (0.70)% (0.74)% (0.91)% (0.86)% (0.72)% (0.64)%
Gross Expenses(e)(f) 1.09% 1.05% 1.04% 1.06% 1.06% 1.10%
Supplemental Data:
Net Assets at end of period (000's) $77,414 $114,850 $611,157 $677,128 $441,471 $113,288
Portfolio Turnover(c)(g) 59% 105% 92% 72% 100% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory RS Small Cap Growth Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $47.22 $79.00 $103.10 $81.06 $63.75 $83.64
Investment Activities:
Net investment income (loss)(a) (0.19) (0.47) (1.00) (0.79) (0.62) (0.61)
Net realized and unrealized gains (losses) 6.22 (28.57) (10.73) 31.64 24.89 (6.80)
Total from Investment Activities 6.03 (29.04) (11.73) 30.85 24.27 (7.41)
Distributions to Shareholders from:
Net realized gains — (2.74) (12.37) (8.81) (6.96) (12.48)
Return of capital — —(b) — — — —
Total Distributions — (2.74) (12.37) (8.81) (6.96) (12.48)
Net Asset Value, End of Period $53.25 $47.22 $79.00 $103.10 $81.06 $63.75
Total Return(c)(d) 12.77% (36.92)% (10.82)% 38.21% 38.29% (8.72)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(e) (0.76)% (0.81)% (1.00)% (0.93)% (0.79)% (0.67)%
Gross Expenses(e)(f) 1.18% 1.17% 1.14% 1.15% 1.15% 1.15%
Supplemental Data:
Net Assets at end of period (000's) $253,181 $305,542 $985,724 $1,411,316 $1,131,648 $967,112
Portfolio Turnover(c)(g) 59% 105% 92% 72% 100% 86%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $15.51 $31.30 $38.19 $33.81 $28.96 $46.03
Investment Activities:
Net investment income (loss)(a) (0.07) (0.24) (0.49) (0.40) (0.37) (0.42)
Net realized and unrealized gains (losses) 2.47 (9.65) 2.64 11.43 9.68 (3.12)
Total from Investment Activities 2.40 (9.89) 2.15 11.03 9.31 (3.54)
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46) (13.53)
Total Distributions — (5.90) (9.04) (6.65) (4.46) (13.53)
Net Asset Value, End of Period $17.91 $15.51 $31.30 $38.19 $33.81 $28.96
Total Return (excludes sales charge)(b)(c) 15.47% (32.43)% 6.89% 33.22% 32.29% (7.23)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.40% 1.40% 1.40% 1.40% 1.40% 1.40%
Net Investment Income (Loss)(d) (0.89)% (1.02)% (1.21)% (1.14)% (1.06)% (0.86)%
Gross Expenses(d)(e) 1.54% 1.51% 1.48% 1.49% 1.52% 1.50%
Supplemental Data:
Net Assets at end of period (000's) $68,048 $68,907 $117,017 $115,014 $97,337 $94,393
Portfolio Turnover(b)(f) 60% 131%(g) 75% 73% 74% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory RS Select Growth Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.27 $20.74 $28.54 $26.77 $23.82 $40.80
Investment Activities:
Net investment income (loss)(a) (0.07) (0.28) (0.59) (0.53) (0.53) (0.70)
Net realized and unrealized gains (losses) 1.31 (6.29) 1.83 8.95 7.94 (2.75)
Total from Investment Activities 1.24 (6.57) 1.24 8.42 7.41 (3.45)
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46) (13.53)
Total Distributions — (5.90) (9.04) (6.65) (4.46) (13.53)
Net Asset Value, End of Period $9.51 $8.27 $20.74 $28.54 $26.77 $23.82
Total Return (excludes contingent deferred sales
charge)(b)(c) 14.99% (32.94)% 6.02% 32.20% 31.28% (7.98)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.18% 2.18% 2.18% 2.18% 2.18% 2.18%
Net Investment Income (Loss)(d) (1.68)% (1.82)% (1.99)% (1.92)% (1.84)% (1.64)%
Gross Expenses(d)(e) 2.68% 2.42% 2.24% 2.29% 2.30% 2.25%
Supplemental Data:
Net Assets at end of period (000's) $2,466 $3,082 $9,835 $23,831 $26,988 $31,754
Portfolio Turnover(b)(f) 60% 131%(g) 75% 73% 74% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.93 $21.67 $29.34 $27.30 $24.16 $41.06
Investment Activities:
Net investment income (loss)(a) (0.07) (0.24) (0.53) (0.46) (0.45) (0.59)
Net realized and unrealized gains (losses) 1.42 (6.60) 1.90 9.15 8.05 (2.78)
Total from Investment Activities 1.35 (6.84) 1.37 8.69 7.60 (3.37)
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46) (13.53)
Total Distributions — (5.90) (9.04) (6.65) (4.46) (13.53)
Net Asset Value, End of Period $10.28 $8.93 $21.67 $29.34 $27.30 $24.16
Total Return(b)(c) 15.12% (32.77)% 6.31% 32.57% 31.63% (7.70)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.91% 1.91% 1.91% 1.91% 1.91% 1.91%
Net Investment Income (Loss)(d) (1.40)% (1.53)% (1.72)% (1.64)% (1.57)% (1.38)%
Gross Expenses(d)(e) 4.97% 4.17% 2.18% 5.35% 4.35% 3.60%
Supplemental Data:
Net Assets at end of period (000's) $409 $331 $408 $504 $604 $701
Portfolio Turnover(b)(f) 60% 131%(g) 75% 73% 74% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
40
See notes to financial statements.
Victory RS Select Growth Fund
Class R6
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $17.89 $34.71 $41.25 $35.99 $30.50 $47.53
Investment Activities:
Net investment income (loss)(a) (0.05) (0.18) (0.38) (0.31) (0.27) (0.29)
Net realized and unrealized gains (losses) 2.86 (10.74) 2.88 12.22 10.22 (3.21)
Total from Investment Activities 2.81 (10.92) 2.50 11.91 9.95 (3.50)
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46) (13.53)
Total Distributions — (5.90) (9.04) (6.65) (4.46) (13.53)
Net Asset Value, End of Period $20.70 $17.89 $34.71 $41.25 $35.99 $30.50
Total Return(b)(c) 15.71% (32.21)% 7.23% 33.65% 32.76% (6.92)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.06% 1.06% 1.06% 1.06% 1.06% 1.06%
Net Investment Income (Loss)(d) (0.56)% (0.69)% (0.88)% (0.80)% (0.72)% (0.59)%
Gross Expenses(d)(e) 3.51% 2.65% 1.83% 4.52% 5.46% 6.33%
Supplemental Data:
Net Assets at end of period (000's) $521 $594 $1,231 $710 $302 $239
Portfolio Turnover(b)(f) 60% 131%(g) 75% 73% 74% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

41
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Select Growth Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $17.68 $34.43 $41.02 $35.84 $30.41 $47.47
Investment Activities:
Net investment income (loss)(a) (0.06) (0.20) (0.41) (0.33) (0.29) (0.30)
Net realized and unrealized gains (losses) 2.83 (10.65) 2.86 12.16 10.18 (3.23)
Total from Investment Activities 2.77 10.85 2.45 11.83 9.89 (3.53)
Distributions to Shareholders from:
Net realized gains — (5.90) (9.04) (6.65) (4.46) (13.53)
Total Distributions — (5.90) (9.04) (6.65) (4.46) (13.53)
Net Asset Value, End of Period $20.45 $17.68 $34.43 $41.02 $35.84 $30.41
Total Return(b)(c) 15.67% (32.27)% 7.15% 33.57% 32.66% (7.02)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.14% 1.14% 1.14% 1.14% 1.14% 1.14%
Net Investment Income (Loss)(d) (0.63)% (0.76)% (0.95)% (0.88)% (0.80)% (0.59)%
Gross Expenses(d)(e) 1.28% 1.24% 1.21% 1.24% 1.23% 1.21%
Supplemental Data:
Net Assets at end of period (000's) $33,674 $31,532 $70,192 $93,844 $94,933 $120,696
Portfolio Turnover(b)(f) 60% 131%(g) 75% 73% 74% 79%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Current year rate reflects an increase in trading activity due to asset allocation shift.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $15.52 $24.76 $32.99 $25.56 $19.96 $25.77
Investment Activities:
Net investment income (loss)(a) (0.05) (0.14) (0.33) (0.20) (0.17) (0.14)
Net realized and unrealized gains (losses) 2.46 (8.41) 1.60 8.98 5.77 (1.79)
Total from Investment Activities 2.41 (8.55) 1.27 8.78 5.60 (1.93)
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) — (3.00)
Return of capital — —(b) — — — (0.88)
Total Distributions — (0.69) (9.50) (1.35) — (3.88)
Net Asset Value, End of Period $17.93 $15.52 $24.76 $32.99 $25.56 $19.96
Total Return (excludes sales charge)(c)(d) 15.53% (34.68)% 4.68% 34.47% 28.06% (7.37)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.20% 1.21%(g) 1.20% 1.20% 1.20% 1.20%
Net Investment Income (Loss)(e) (0.67)% (0.76)% (0.98)% (0.75)% (0.67)% (0.53)%
Gross Expenses(e)(f) 1.44% 1.40% 1.33% 1.35% 1.35% 1.34%
Supplemental Data:
Net Assets at end of period (000's) $52,376 $47,664 $88,064 $93,072 $82,888 $75,451
Portfolio Turnover(c)(h) 55% 133% 90% 92% 86% 126%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

43
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $11.86 $19.34 $28.05 $22.08 $17.40 $23.22
Investment Activities:
Net investment income (loss)(a) (0.10) (0.25) (0.52) (0.38) (0.34) (0.35)
Net realized and unrealized gains (losses) 1.88 (6.54) 1.31 7.70 5.02 (1.59)
Total from Investment Activities 1.78 (6.79) 0.79 7.32 4.68 (1.94)
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) — (3.65)
Return of capital — —(b) — — — (0.23)
Total Distributions — (0.69) (9.50) (1.35) — (3.88)
Net Asset Value, End of Period $13.64 $11.86 $19.34 $28.05 $22.08 $17.40
Total Return (excludes contingent deferred sales
charge)(c)(d) 15.01% (35.30)% 3.75% 33.30% 26.90% (8.23)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.11% 2.12%(g) 2.09% 2.11% 2.11% 2.11%
Net Investment Income (Loss)(e) (1.58)% (1.69)% (1.87)% (1.65)% (1.58)% (1.44)%
Gross Expenses(e)(f) 2.50% 2.25% 2.09% 2.14% 2.12% 2.12%
Supplemental Data:
Net Assets at end of period (000's) $2,831 $3,312 $12,054 $17,325 $20,266 $18,072
Portfolio Turnover(c)(h) 55% 133% 90% 92% 86% 126%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $13.14 $21.24 $29.79 $23.32 $18.31 $24.14
Investment Activities:
Net investment income (loss)(a) (0.09) (0.21) (0.47) (0.33) (0.28) (0.29)
Net realized and unrealized gains (losses) 2.07 (7.20) 1.42 8.15 5.29 (1.66)
Total from Investment Activities 1.98 (7.41) 0.95 7.82 5.01 (1.95)
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) — (3.86)
Return of capital — —(b) — — — (0.02)
Total Distributions — (0.69) (9.50) (1.35) — (3.88)
Net Asset Value, End of Period $15.12 $13.14 $21.24 $29.79 $23.32 $18.31
Total Return(c)(d) 15.07% (35.06)% 4.09% 33.67% 27.36% (7.99)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.80% 1.81%(g) 1.80% 1.80% 1.80% 1.80%
Net Investment Income (Loss)(e) (1.27)% (1.36)% (1.58)% (1.34)% (1.26)% (1.13)%
Gross Expenses(e)(f) 4.59% 3.89% 1.93% 4.13% 3.41% 2.68%
Supplemental Data:
Net Assets at end of period (000's) $383 $373 $610 $596 $927 $1,144
Portfolio Turnover(c)(h) 55% 133% 90% 92% 86% 126%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

45
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class R6
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $16.68 $26.46 $34.53 $26.63 $20.74 $26.55
Investment Activities:
Net investment income (loss)(a) (0.04) (0.11) (0.25) (0.14) (0.11) (0.07)
Net realized and unrealized gains (losses) 2.65 (8.98) 1.68 9.39 6.00 (1.86)
Total from Investment Activities 2.61 (9.09) 1.43 9.25 5.89 (1.93)
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) — (3.84)
Return of capital — —(b) — — — (0.04)
Total Distributions — (0.69) (9.50) (1.35) — (3.88)
Net Asset Value, End of Period $19.29 $16.68 $26.46 $34.53 $26.63 $20.74
Total Return(c)(d) 15.65% (34.49)% 4.95% 34.86% 28.40% (7.15)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.94% 0.95%(g) 0.94% 0.94% 0.94% 0.94%
Net Investment Income (Loss)(e) (0.43)% (0.54)% (0.73)% (0.49)% (0.44)% (0.26)%
Gross Expenses(e)(f) 1.67% 1.16% 0.98% 1.01% 1.05% 1.32%
Supplemental Data:
Net Assets at end of period (000's) $1,403 $2,360 $19,731 $27,861 $20,321 $3,793
Portfolio Turnover(c)(h) 55% 133% 90% 92% 86% 126%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $16.65 $26.43 $34.50 $26.61 $20.73 $26.54
Investment Activities:
Net investment income (loss)(a) (0.04) (0.11) (0.26) (0.14) (0.11) (0.08)
Net realized and unrealized gains (losses) 2.64 (8.98) 1.69 9.38 5.99 (1.85)
Total from Investment Activities 2.60 (9.09) 1.43 9.24 5.88 (1.93)
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35) — (1.17)
Return of capital — —(b) — — — (2.71)
Total Distributions — (0.69) (9.50) (1.35) — (3.88)
Net Asset Value, End of Period $19.25 $16.65 $26.43 $34.50 $26.61 $20.73
Total Return(c)(d) 15.62% (34.53)% 4.96% 34.84% 28.36% (7.15)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.95% 0.96%(g) 0.95% 0.95% 0.95% 0.95%
Net Investment Income (Loss)(e) (0.42)% (0.53)% (0.73)% (0.50)% (0.43)% (0.27)%
Gross Expenses(e)(f) 1.24% 1.13% 1.09% 1.10% 1.10% 1.05%
Supplemental Data:
Net Assets at end of period (000's) $27,081 $28,192 $249,373 $466,342 $395,586 $243,009
Portfolio Turnover(c)(h) 55% 133% 90% 92% 86% 126%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. Without these Interfund lending fees, the net expense ratio would have been at the contractual expense cap.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

47
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Mid Cap Growth Fund
Member Class
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 2,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $15.59 $24.84 $33.00 $29.16
Investment Activities:
Net investment income (loss)(b) (0.04) (0.11) (0.28) (0.04)
Net realized and unrealized gains (losses) 2.47 (8.45) 1.62 5.23
Total from Investment Activities 2.43 (8.56) 1.34 5.19
Distributions to Shareholders from:
Net realized gains — (0.69) (9.50) (1.35)
Total Distributions — (0.69) (9.50) (1.35)
Net Asset Value, End of Period $18.02 $15.59 $24.84 $33.00
Total Return(c)(d) 15.59% (34.61)% 4.88% 17.94%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.05% 1.05% 1.05% 1.05%
Net Investment Income (Loss)(e) (0.52)% (0.58)% (0.85)% (0.71)%
Gross Expenses(e)(f) 2.73% 2.60% 5.66% 31.23%
Supplemental Data:
Net Assets at end of period (000's) $1,119 $911 $957 $109
Portfolio Turnover(c)(g) 55% 133% 90% 92%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory RS Growth Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $17.06 $26.14 $23.84 $19.22 $16.40 $20.60
Investment Activities:
Net investment income (loss)(a) (0.05) (0.11) (0.18) (0.08) (0.03) (0.06)
Net realized and unrealized gains (losses) 5.59 (8.57) 4.85 6.89 4.90 (1.36)
Total from Investment Activities 5.54 (8.68) 4.67 6.81 4.87 (1.42)
Distributions to Shareholders from:
Net investment income — — (0.02) — — —
Net realized gains — (0.40) (2.35) (2.19) (2.05) (2.78)
Total Distributions — (0.40) (2.37) (2.19) (2.05) (2.78)
Net Asset Value, End of Period $22.60 $17.06 $26.14 $23.84 $19.22 $16.40
Total Return (excludes sales charge)(b)(c) 32.47% (33.31)% 19.91% 35.64% 29.83% (68.10)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(d) (0.53)% (0.53)% (0.71)% (0.37)% (0.16)% (0.28)%
Gross Expenses(d)(e) 1.18% 1.18% 1.17% 1.19% 1.19% 1.19%
Supplemental Data:
Net Assets at end of period (000's) $240,808 $189,042 $308,663 $274,388 $223,503 $188,220
Portfolio Turnover(b)(f) 34% 96% 62% 73% 95% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

49
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $12.81 $19.94 $18.80 $15.63 $13.75 $17.90
Investment Activities:
Net investment income (loss)(a) (0.10) (0.21) (0.31) (0.20) (0.16) (0.21)
Net realized and unrealized gains (losses) 4.19 (6.52) 3.80 5.56 4.09 (1.16)
Total from Investment Activities 4.09 (6.73) 3.49 5.36 3.93 (1.37)
Distributions to Shareholders from:
Net realized gains — (0.40) (2.35) (2.19) (2.05) (2.78)
Total Distributions — (0.40) (2.35) (2.19) (2.05) (2.78)
Net Asset Value, End of Period $16.90 $12.81 $19.94 $18.80 $15.63 $13.75
Total Return (excludes contingent deferred sales
charge)(b)(c) 31.93% (33.89)% 18.95% 34.55% 28.74% (7.56)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.93% 1.93% 1.93% 1.93% 1.93% 1.93%
Net Investment Income (Loss)(d) (1.37)% (1.37)% (1.54)% (1.20)% (0.99)% (1.10)%
Gross Expenses(d)(e) 3.50% 2.78% 1.99% 2.43% 2.33% 2.20%
Supplemental Data:
Net Assets at end of period (000's) $947 $689 $1,733 $3,731 $4,240 $4,409
Portfolio Turnover(b)(f) 34% 96% 62% 73% 95% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory RS Growth Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $14.68 $22.71 $21.09 $17.29 $15.00 $19.22
Investment Activities:
Net investment income (loss)(a) (0.10) (0.20) (0.30) (0.19) (0.14) (0.18)
Net realized and unrealized gains (losses) 4.80 (7.43) 4.27 6.18 4.48 (1.26)
Total from Investment Activities 4.70 (7.63) 3.97 5.99 4.34 (1.44)
Distributions to Shareholders from:
Net realized gains — (0.40) (2.35) (2.19) (2.05) (2.78)
Total Distributions — (0.40) (2.35) (2.19) (2.05) (2.78)
Net Asset Value, End of Period $19.38 $14.68 $22.71 $21.09 $17.29 $15.00
Total Return(b)(c) 32.02% (33.72)% 19.17% 34.87% 29.08% (7.41)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.71% 1.71% 1.71% 1.71% 1.71% 1.71%
Net Investment Income (Loss)(d) (1.14)% (1.14)% (1.32)% (0.98)% (0.77)% (0.88)%
Gross Expenses(d)(e) 4.12% 3.68% 1.71% 6.08% 5.41% 3.49%
Supplemental Data:
Net Assets at end of period (000's) $497 $385 $542 $420 $438 $516
Portfolio Turnover(b)(f) 34% 96% 62% 73% 95% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

51
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Growth Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $18.15 $27.70 $25.13 $20.11 $17.04 $21.23
Investment Activities:
Net investment income (loss)(a) (0.03) (0.06) (0.12) (0.02) 0.02 —
Net realized and unrealized gains (losses) 5.95 (9.09) 5.13 7.23 5.10 (1.41)
Total from Investment Activities 5.92 (9.15) 5.01 7.21 5.12 (1.41)
Distributions to Shareholders from:
Net investment income —(b) — (0.09) — — —
Net realized gains — (0.40) (2.35) (2.19) (2.05) (2.78)
Total Distributions —(b) (0.40) (2.44) (2.19) (2.05) (2.78)
Net Asset Value, End of Period $24.07 $18.15 $27.70 $25.13 $20.11 $17.04
Total Return(c)(d) 32.62% (33.13)% 20.22% 36.06% 30.18% (6.56)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(e) (0.26)% (0.26)% (0.44)% (0.09)% 0.11% (0.01)%
Gross Expenses(e)(f) 0.98% 0.95% 0.91% 0.99% 0.98% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $20,388 $18,286 $33,772 $29,875 $31,473 $26,457
Portfolio Turnover(c)(g) 34% 96% 62% 73% 95% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory RS Science and Technology Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $15.26 $28.34 $36.35 $23.37 $18.34 $21.56
Investment Activities:
Net investment income (loss)(a) (0.11) (0.22) (0.46) (0.34) (0.26) (0.27)
Net realized and unrealized gains (losses) 3.76 (12.07) (3.10) 15.48 7.43 0.06
Total from Investment Activities 3.65 (12.29) (3.56) 15.14 7.17 (0.21)
Distributions to Shareholders from:
Net realized gains — (0.79) (4.45) (2.16) (2.14) (3.01)
Total Distributions — (0.79) (4.45) (2.16) (2.14) (3.01)
Net Asset Value, End of Period $18.91 $15.26 $28.34 $36.35 $23.37 $18.34
Total Return (excludes sales charge)(b)(c) 23.92% (43.51)% (9.25)% 65.03% 39.32% (0.73)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.49% 1.47% 1.47% 1.48% 1.48% 1.47%
Net Investment Income (Loss)(d) (1.28)% (1.20)% (1.28)% (1.22)% (1.14)% (1.10)%
Gross Expenses(d)(e) 1.49% 1.48% 1.47% 1.48% 1.48% 1.47%
Supplemental Data:
Net Assets at end of period (000's) $146,454 $130,060 $250,490 $320,605 $199,591 $140,389
Portfolio Turnover(b)(f) 48% 56% 46% 30% 88% 83%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

53
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $10.17 $19.48 $26.81 $17.73 $14.40 $17.73
Investment Activities:
Net investment income (loss)(a) (0.11) (0.26) (0.55) (0.41) (0.35) (0.38)
Net realized and unrealized gains (losses) 2.49 (8.26) (2.33) 11.65 5.82 0.06
Total from Investment Activities 2.38 (8.52) (2.88) 11.24 5.47 (0.32)
Distributions to Shareholders from:
Net realized gains — (0.79) (4.45) (2.16) (2.14) (3.01)
Total Distributions — (0.79) (4.45) (2.16) (2.14) (3.01)
Net Asset Value, End of Period $12.55 $10.17 $19.48 $26.81 $17.73 $14.40
Total Return (excludes contingent deferred sales
charge)(b)(c) 23.40% (43.95)% (10.03)% 63.71% 38.27% (1.58)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 2.28% 2.28% 2.28% 2.28% 2.28% 2.28%
Net Investment Income (Loss)(d) (2.07)% (2.01)% (2.09)% (2.03)% (1.94)% (1.91)%
Gross Expenses(d)(e) 2.52% 2.40% 2.28% 2.32% 2.34% 2.31%
Supplemental Data:
Net Assets at end of period (000's) $4,956 $4,725 $11,168 $18,398 $14,054 $11,857
Portfolio Turnover(b)(f) 48% 56% 46% 30% 88% 83%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory RS Science and Technology Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $11.87 $22.45 $29.99 $19.60 $15.70 $18.99
Investment Activities:
Net investment income (loss)(a) (0.11) (0.25) (0.51) (0.39) (0.31) (0.33)
Net realized and unrealized gains (losses) 2.92 (9.54) (2.58) 12.94 6.35 0.05
Total from Investment Activities 2.81 (9.79) (3.09) 12.55 6.04 (0.28)
Distributions to Shareholders from:
Net realized gains — (0.79) (4.45) (2.16) (2.14) (3.01)
Total Distributions — (0.79) (4.45) (2.16) (2.14) (3.01)
Net Asset Value, End of Period $14.68 $11.87 $22.45 $29.99 $19.60 $15.70
Total Return(b)(c) 23.67% (43.79)% (9.66)% 64.32% 38.73% (1.20)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.93% 1.93% 1.93% 1.93% 1.93% 1.93%
Net Investment Income (Loss)(d) (1.72)% (1.66)% (1.74)% (1.68)% (1.59)% (1.56)%
Gross Expenses(d)(e) 4.10% 3.29% 1.93% 3.69% 4.28% 2.75%
Supplemental Data:
Net Assets at end of period (000's) $543 $541 $1,089 $1,273 $681 $707
Portfolio Turnover(b)(f) 48% 56% 46% 30% 88% 83%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

55
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Science and Technology Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $17.08 $31.49 $39.73 $25.36 $19.72 $22.90
Investment Activities:
Net investment income (loss)(a) (0.10) (0.20) (0.41) (0.29) (0.22) (0.22)
Net realized and unrealized gains (losses) 4.21 (13.42) (3.38) 16.82 8.00 0.05
Total from Investment Activities 4.11 (13.62) (3.79) 16.53 7.78 (0.17)
Distributions to Shareholders from:
Net realized gains — (0.79) (4.45) (2.16) (2.14) (3.01)
Total Distributions — (0.79) (4.45) (2.16) (2.14) (3.01)
Net Asset Value, End of Period $21.19 $17.08 $31.49 $39.73 $25.36 $19.72
Total Return(b)(c) 24.06% (43.38)% (9.04)% 65.40% 39.66% (0.51)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.24% 1.24% 1.23% 1.24% 1.24% 1.24%
Net Investment Income (Loss)(d) (1.03)% (0.97)% (1.05)% (0.99)% (0.89)% (0.85)%
Gross Expenses(d)(e) 1.31% 1.28% 1.23% 1.26% 1.26% 1.25%
Supplemental Data:
Net Assets at end of period (000's) $26,166 $28,503 $81,080 $109,275 $77,998 $53,395
Portfolio Turnover(b)(f) 48% 56% 46% 30% 88% 83%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $7.57 $13.32 $18.02 $16.05 $12.97 $18.88
Investment Activities:
Net investment income (loss)(a) (0.04) (0.11) (0.21) (0.19) (0.15) (0.16)
Net realized and unrealized gains (losses) 0.66 (4.81) (1.28) 6.17 5.11 (1.47)
Total from Investment Activities 0.62 (4.92) (1.49) 5.98 4.96 (1.63)
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (4.01) (1.88) (4.28)
Total Distributions — (0.83) (3.21) (4.01) (1.88) (4.28)
Net Asset Value, End of Period $8.19 $7.57 $13.32 $18.02 $16.05 $12.97
Total Return (excludes sales charge)(b)(c) 8.19% (37.21)% (7.36)% 37.99% 38.49% (8.39)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.35% 1.31% 1.25% 1.29% 1.26% 1.22%
Net Investment Income (Loss)(d) (1.03)% (1.19)% (1.18)% (1.14)% (0.93)% (0.78)%
Gross Expenses(d)(e) 1.36% 1.31% 1.25% 1.29% 1.26% 1.22%
Supplemental Data:
Net Assets at end of period (000's) $32,617 $33,527 $60,699 $76,611 $63,247 $51,619
Portfolio Turnover(b)(f) 81% 151% 113% 157%(g) 89% 77%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects increased trading activity due to changes in allocation strategies.

57
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021(a)
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $7.61 $13.49 $18.39 $49.61 $52.83 $115.36
Investment Activities:
Net investment income (loss)(b) (0.07) (0.19) (0.37) (0.84) (1.08) (2.04)
Net realized and unrealized gains (losses) 0.66 (4.86) (1.32) 17.74 20.42 (9.13)
Total from Investment Activities 0.59 (5.05) (1.69) 16.90 19.34 (11.17)
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (48.12) (22.56) (51.36)
Total Distributions — (0.83) (3.21) (48.12) (22.56) (51.36)
Net Asset Value, End of Period $8.20 $7.61 $13.49 $18.39 $49.61 $52.83
Total Return (excludes contingent deferred sales
charge)(c)(d) 7.75% (37.71)% (8.14)% 36.75% 37.26% (9.23)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.10% 2.10% 2.10% 2.10% 2.10% 2.10%
Net Investment Income (Loss)(e) (1.79)% (1.99)% (2.04)% (1.94)% (1.76)% (1.71)%
Gross Expenses(e)(f) 10.79% 7.52% 4.32% 5.26% 3.86% 4.24%
Supplemental Data:
Net Assets at end of period (000's) $117 $169 $380 $515 $478 $616
Portfolio Turnover(c)(g) 81% 151% 113% 157%(h) 89% 77%
(a) Per share amounts were adjusted for a 1:12 reverse stock split.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects increased trading activity due to changes in allocation strategies.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $4.47 $8.41 $12.79 $12.32 $10.32 $16.08
Investment Activities:
Net investment income (loss)(a) (0.03) (0.10) (0.21) (0.20) (0.18) (0.23)
Net realized and unrealized gains (losses) 0.38 (3.01) (0.96) 4.68 4.06 (1.25)
Total from Investment Activities 0.35 (3.11) (1.17) 4.48 3.88 (1.48)
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (4.01) (1.88) (4.28)
Total Distributions — (0.83) (3.21) (4.01) (1.88) (4.28)
Net Asset Value, End of Period $4.82 $4.47 $8.41 $12.79 $12.32 $10.32
Total Return(b)(c) 7.83% (37.41)% (7.87)% 37.31% 37.91% (8.92)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.75% 1.75% 1.75% 1.75% 1.75% 1.75%
Net Investment Income (Loss)(d) (1.43)% (1.63)% (1.68)% (1.59)% (1.42)% (1.30)%
Gross Expenses(d)(e) 2.37% 2.23% 1.89% 2.05% 2.05% 1.88%
Supplemental Data:
Net Assets at end of period (000's) $1,576 $1,575 $2,949 $3,325 $2,874 $2,303
Portfolio Turnover(b)(f) 81% 151% 113% 157%(g) 89% 77%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects increased trading activity due to changes in allocation strategies.

59
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Small Cap Equity Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.01 $13.98 $18.71 $16.52 $13.29 $19.20
Investment Activities:
Net investment income (loss)(a) (0.03) (0.10) (0.19) (0.16) (0.13) (0.14)
Net realized and unrealized gains (losses) 0.69 (5.04) (1.33) 6.36 5.24 (1.49)
Total from Investment Activities 0.66 (5.14) (1.52) 6.20 5.11 (1.63)
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (4.01) (1.88) (4.28)
Total Distributions — (0.83) (3.21) (4.01) (1.88) (4.28)
Net Asset Value, End of Period $8.67 $8.01 $13.98 $18.71 $16.52 $13.29
Total Return(b)(c) 8.24% (37.02)% (7.25)% 38.24% 38.69% (8.23)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.10% 1.10% 1.10% 1.10% 1.10% 1.10%
Net Investment Income (Loss)(d) (0.78)% (0.98)% (1.03)% (0.95)% (0.77)% (0.69)%
Gross Expenses(d)(e) 1.54% 1.44% 1.10% 1.58% 1.43% 1.68%
Supplemental Data:
Net Assets at end of period (000's) $2,089 $1,838 $3,095 $4,449 $3,275 $2,750
Portfolio Turnover(b)(f) 81% 151% 113% 157%(g) 89% 77%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(g) Reflects increased trading activity due to changes in allocation strategies.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory RS Small Cap Equity Fund
Member Class
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 2,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $7.60 $13.34 $18.04 $17.72
Investment Activities:
Net investment income (loss)(b) (0.03) (0.10) (0.19) (0.04)
Net realized and unrealized gains (losses) 0.65 (4.81) (1.30) 4.37
Total from Investment Activities 0.62 (4.91) (1.49) 4.33
Distributions to Shareholders from:
Net realized gains — (0.83) (3.21) (4.01)
Total Distributions — (0.83) (3.21) (4.01)
Net Asset Value, End of Period $8.22 $7.60 $13.34 $18.04
Total Return(c)(d) 8.16% (37.08)% (7.35)% 25.09%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.15% 1.15% 1.15% 1.15%
Net Investment Income (Loss)(e) (0.83)% (1.03)% (1.08)% (1.14)%
Gross Expenses(e)(f) 2.17% 2.44% 3.55% 23.73%
Supplemental Data:
Net Assets at end of period (000's) $1,731 $1,454 $1,394 $218
Portfolio Turnover(c)(g) 81% 151% 113% 157%(h)
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.
(h) Reflects increased trading activity due to changes in allocation strategies.

Notes to Financial Statements
June 30, 2023
Victory Portfolios
61
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following six Funds (collectively, the “Funds” and individually, a “Fund”). Each Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS Small Cap Growth Fund RS Small Cap Growth Fund A, C, R, R6, and Y
Victory RS Select Growth Fund RS Select Growth Fund A, C, R, R6, and Y
Victory RS Mid Cap Growth Fund RS Mid Cap Growth Fund A, C, R, R6, Y, and Member Class
Victory RS Growth Fund RS Growth Fund A, C, R, and Y
Victory RS Science and Technology Fund RS Science and Technology Fund A, C, R, and Y
Victory RS Small Cap Equity Fund RS Small Cap Equity Fund A, C, R, Y, and Member Class

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
62
(Unaudited)
may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of June 30, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Level 1 Level 2 Level 3 Total
RS Small Cap Growth Fund
Common Stocks ............................ $ 625,628,099 $ — $ — $ 625,628,099
Collateral for Securities Loaned ................ 12,712,564 — — 12,712,564
Total .................................... $ 638,340,663 $ — $ — $ 638,340,663
RS Select Growth Fund
Common Stocks ............................ 102,396,213 — — 102,396,213
Collateral for Securities Loaned ................ 1,620,760 — — 1,620,760
Total .................................... $ 104,016,973 $ — $ — $ 104,016,973
RS Mid Cap Growth Fund
Common Stocks ............................ 84,307,887 — — 84,307,887
Total .................................... $ 84,307,887 $ — $ — $ 84,307,887
RS Growth Fund
Common Stocks ............................ 259,831,524 — — 259,831,524
Total .................................... $ 259,831,524 $ — $ — $ 259,831,524
RS Science and Technology Fund
Common Stocks ............................ 178,132,024 — — 178,132,024
Warrants ................................. 6,839 —* — 6,839
Collateral for Securities Loaned ................ 8,621,520 — — 8,621,520
Total ....................................
$ 186,760,383 $ —* $ — $ 186,760,383
RS Small Cap Equity Fund
Common Stocks ............................ 37,583,647 — — 37,583,647
Total .................................... $ 37,583,647 $ — $ — $ 37,583,647
* Rounds to less than $1.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
63
(Unaudited)
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
RS Small Cap Growth Fund ......................................... $ 12,718,256(a) $ — $ 12,712,564
RS Select Growth Fund ............................................ 1,624,833 — 1,620,760
RS Science and Technology Fund ..................................... 8,322,648(b) — 8,621,520
(a) Includes $1,138,493 of securities on loan that were sold prior to June 30, 2023.
(b) Includes $513,745 of securities on loan that were sold prior to June 30, 2023.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
64
(Unaudited)
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the
“Victory Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Excluding U.S. Government Securities
Purchases Sales
RS Small Cap Growth Fund ........................................................... $ 404,157,836 $ 596,330,345
RS Select Growth Fund .............................................................. 61,301,874 76,771,536
RS Mid Cap Growth Fund ............................................................ 45,452,401 56,402,282
RS Growth Fund ................................................................... 78,684,940 93,661,439
RS Science and Technology Fund ....................................................... 81,213,374 104,873,642
RS Small Cap Equity Fund ............................................................ 30,566,673 33,218,410
Flat Rate
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.95%
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.75%
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
65
(Unaudited)
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2023, the Distributor received $3,983 from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
Class A Class C Class R
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
In effect until April 30, 2024
Class A Class C Class R Class R6 Class Y
Member
Class
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.16% 1.86% 1.06% 1.13% N/A
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.40% 2.18% 1.91% 1.06% 1.14% N/A
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.20% 2.11% 1.80% 0.94% 0.95% 1.05%
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.10% 1.93% 1.71% N/A 0.83% N/A
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.49% 2.28% 1.93% N/A 1.24% N/A
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.35% 2.10% 1.75% N/A 1.10% 1.15%
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
RS Small Cap Growth Fund ................................... $ 122,249 $ 315,198 $ 392,843 $ 160,978 $ 991,268
RS Select Growth Fund ...................................... 96,719 180,839 170,568 88,330 536,456
RS Mid Cap Growth Fund .................................... 401,896 678,326 404,134 125,143 1,609,499
RS Growth Fund ........................................... 148,624 240,370 237,938 111,965 738,897
RS Science and Technology Fund ............................... 15,003 — 31,991 20,092 67,086
RS Small Cap Equity Fund .................................... 21,814 42,087 45,282 24,724 133,907

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
66
(Unaudited)
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2023.
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
Sector Focus Risk —  To the extent the Funds focus in one or more sectors, market or economic factors impacting those sectors could have a significant effect on the value of the Funds’ investments and could make the Funds’ performance more volatile. For example, the values of companies in the Information Technology sector are particularly vulnerable to economic downturns, short product cycles and aggressive pricing, market competition and changes in government regulation.
Concentration Risk —  The RS Science and Technology Fund (herein, the Fund)  may concentrate its investments in a particular industry, as the term “concentration” is used in the 1940 Act. Concentrating investments in the science and technology related sectors increases the risk of loss because the stocks of many or all of the companies in the sectors may decline in value due to developments adversely affecting the sectors.
In addition, investors may buy or sell substantial amounts of the Fund’s shares in response to factors affecting or expected to affect the sectors, resulting in extreme inflows and outflows of cash into and out of the Fund. Such inflows or outflows might affect management of the Fund adversely to the extent they cause the Fund’s cash position or cash requirements to exceed normal levels.
Science and Technology Investment Risk —  Investments in science and technology companies (including those within the health care sector) may be highly volatile. Their values may be adversely affected by such factors as, for example, rapid technological change, changes in management personnel, changes in the competitive environment, and changes in investor sentiment. Many science and technology companies are small or mid-sized companies and may be newly organized.
Smaller-Capitalization Stock Risk — Small- and mid-sized capitalization companies are subject to a number of risks not associated with larger, more established companies, potentially making their stock prices more volatile and increasing the risk of loss. Smaller companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies.
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023,

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
67
(Unaudited)
the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The Funds had no borrowings under the Line of Credit agreement during the six months ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the period ended June 30, 2023.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2022, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
Borrower or
Lender
Amount
Outstanding at
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . Borrower $— $1,656,815 5.37% $4,109,000
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . Borrower — 1,371,500 5.37% 1,419,000
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . Borrower — 1,157,000 4.84% 1,157,000
RS Science and Technology Fund . . . . . . . . . . . . . Borrower — 6,157,500 5.59% 6,204,000
Declared Paid
RS Small Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Select Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Mid Cap Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Growth Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Science and Technology Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Small Cap Equity Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Short-Term
Amount
Long-Term
Amount Total
RS Small Cap Growth Fund .............................................. $ 331,471,936 $ 6,474,655 $ 337,946,591
RS Select Growth Fund ................................................. 16,832,034 — 16,832,034
RS Mid Cap Growth Fund ............................................... 26,817,470 — 26,817,470
RS Growth Fund ...................................................... 6,366,788 — 6,366,788
RS Science and Technology Fund .......................................... 44,515,674 — 44,515,674
RS Small Cap Equity Fund ............................................... 14,376,656 6,399,358 20,776,014

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
68
(Unaudited)
8. Stock Split:
Effective December 3, 2021, the RS Small Cap Equity Fund underwent a 12-for-1 reverse stock split of the issued and outstanding Class C shares of the Fund. The reverse stock split was not a taxable event, nor did it have an impact on the Fund’s holdings or performance, and was intended to reduce marketplace confusion and bring greater uniformity to the ratio of capital gains to the NAV across all share classes of the
Fund. No changes are contemplated at this time for the other share classes offered by the Fund.
9. New Accounting Pronouncement:
In June 2022, the FASB issued ASU 2022-03 to clarify the guidance in Topic 820, Fair Value Measurement (“Topic 820”). The amendments in ASU 2022-03 affect all entities that have investments in equity securities measured at fair value that are subject to a contractual resale restriction. ASU 2022-03 (1) clarifies the guidance in Topic 820, when measuring the fair value of an equity security subject to contractual restrictions that prohibit the sale of an equity security, (2) amends a related illustrative example, and (3) introduces new disclosure requirements for equity securities subject to contractual sale restrictions that are measured at fair value in accordance with Topic 820. For public business entities, the amendments in ASU 2022-03 are effective for fiscal years beginning after December 15, 2023, and interim periods within those fiscal years. For all other entities, the amendments are effective for fiscal years beginning after December 15, 2024, and interim periods within those fiscal years. Early adoption is permitted for both interim and annual financial statements that have not yet been issued or made available for issuance. Management is currently assessing the impact of these provisions on the Funds’ financial statements.
10. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

Supplemental Information
June 30, 2023
Victory Portfolios
69
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
RS Small Cap Growth Fund
Class A ...............................
$ 1,000.00 $ 1,126.10 $ 1,017.85 $ 7.38 $ 7.00 1.40%
Class C ...............................
1,000.00 1,121.90 1,014.08 11.36 10.79 2.16%
Class R ...............................
1,000.00 1,123.40 1,015.57 9.79 9.30 1.86%
Class R6 ..............................
1,000.00 1,128.00 1,019.54 5.59 5.31 1.06%
Class Y ...............................
1,000.00 1,127.70 1,019.19 5.96 5.66 1.13%
RS Select Growth Fund
Class A ...............................
1,000.00 1,154.70 1,017.85 7.48 7.00 1.40%
Class C ...............................
1,000.00 1,149.90 1,013.98 11.62 10.89 2.18%
Class R ...............................
1,000.00 1,151.20 1,015.32 10.19 9.54 1.91%
Class R6 ..............................
1,000.00 1,157.10 1,019.54 5.67 5.31 1.06%
Class Y ...............................
1,000.00 1,156.70 1,019.14 6.10 5.71 1.14%
RS Mid Cap Growth Fund
Class A ...............................
1,000.00 1,155.30 1,018.84 6.41 6.01 1.20%
Class C ...............................
1,000.00 1,150.10 1,014.33 11.25 10.54 2.11%
Class R ...............................
1,000.00 1,150.70 1,015.87 9.60 9.00 1.80%
Class R6 ..............................
1,000.00 1,156.50 1,020.13 5.03 4.71 0.94%
Class Y ...............................
1,000.00 1,156.20 1,020.08 5.08 4.76 0.95%
Member Class ..........................
1,000.00 1,155.90 1,019.59 5.61 5.26 1.05%

Supplemental Information — continued
June 30, 2023
Victory Portfolios
70
(Unaudited)
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
RS Growth Fund
Class A ...............................
1,000.00 1,324.70 1,019.34 6.34 5.51 1.10%
Class C ...............................
1,000.00 1,319.30 1,015.22 11.10 9.64 1.93%
Class R ...............................
1,000.00 1,320.20 1,016.31 9.84 8.55 1.71%
Class Y ...............................
1,000.00 1,326.20 1,020.68 4.79 4.16 0.83%
RS Science and Technology Fund
Class A ...............................
1,000.00 1,239.20 1,017.41 8.27 7.45 1.49%
Class C ...............................
1,000.00 1,234.00 1,013.49 12.63 11.38 2.28%
Class R ...............................
1,000.00 1,236.70 1,015.22 10.70 9.64 1.93%
Class Y ...............................
1,000.00 1,240.60 1,018.65 6.89 6.21 1.24%
RS Small Cap Equity Fund
Class A ...............................
1,000.00 1,081.90 1,018.10 6.97 6.76 1.35%
Class C ...............................
1,000.00 1,077.50 1,014.38 10.82 10.49 2.10%
Class R ...............................
1,000.00 1,078.30 1,016.12 9.02 8.75 1.75%
Class Y ...............................
1,000.00 1,082.40 1,019.34 5.68 5.51 1.10%
Member Class ..........................
1,000.00 1,081.60 1,019.09 5.94 5.76 1.15%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
71
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSGF-SAR (6/23)

June 30, 2023
Semi Annual Report
Victory RS International Fund
Victory RS Global Fund
Victory Sophus Emerging Markets Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
Victory RS International Fund
6
Victory RS Global Fund
10
Victory Sophus Emerging Markets Fund
15
Financial Statements
Statements of Assets and Liabilities
21
Statements of Operations
22
Statements of Changes in Net Assets
23
Financial Highlights
25
Notes to Financial Statements 40
Supplemental Information 48
Proxy Voting and Portfolio Holdings Information
48
Expense Examples
48
Liquidity Risk Management Program
50
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call
800-539-3863 and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863. Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Portfolios
Victory RS International Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
LVMH Moet Hennessy Louis Vuitton SE
3.9%
Novo Nordisk A/S, Class B
3.5%
Roche Holding AG
2.8%
L'Oreal SA
2.7%
Novartis AG, Registered Shares
2.6%
Siemens AG, Registered Shares
2.4%
Nestle SA, Registered Shares
2.4%
BHP Group Ltd.
2.3%
Toyota Motor Corp.
2.3%
Atlas Copco AB, Class B
2.2%

4
Victory Portfolios
Victory RS Global Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Apple, Inc.
5.5%
Microsoft Corp.
4.9%
NVIDIA Corp.
2.9%
Meta Platforms, Inc., Class A
2.2%
McDonald's Corp.
2.1%
PepsiCo, Inc.
2.1%
Alphabet, Inc., Class C
2.0%
Eli Lilly & Co.
2.0%
Amazon.com, Inc.
2.0%
Mastercard , Inc., Class A
1.8%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

5
Victory Portfolios
Victory Sophus Emerging Markets Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide long-term capital appreciation.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Taiwan Semiconductor Manufacturing Co. Ltd.
7.9%
Samsung Electronics Co. Ltd.
5.5%
Tencent Holdings Ltd.
4.6%
Alibaba Group Holding Ltd.
3.0%
ICICI Bank Ltd.
2.7%
Industrial & Commercial Bank of China Ltd., Class H
1.7%
Cholamandalam Investment and Finance Co. Ltd.
1.6%
Mahindra & Mahindra Ltd.
1.5%
Grupo Financiero Banorte SAB de CV, Class O
1.5%
PT Bank Mandiri Persero Tbk
1.4%

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS International Fund
6
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.8%)
Australia (7.0%):
Consumer Discretionary (1.1%):
Aristocrat Leisure Ltd. ................................................... 135,788 $ 3,512,431
Financials (1.4%):
Macquarie Group Ltd. ................................................... 40,408 4,806,984
Health Care (1.2%):
CSL Ltd. ............................................................. 22,631 4,189,842
Materials (2.3%):
BHP Group Ltd. ........................................................ 263,240 7,911,737
Real Estate (1.0%):
Scentre Group ......................................................... 1,965,599 3,475,408
23,896,402
Belgium (1.0%):
Information Technology (1.0%):
Melexis NV ........................................................... 33,549 3,294,136
China (0.9%):
Communication Services (0.9%):
Tencent Holdings Ltd. ................................................... 73,700 3,125,086
Denmark (4.5%):
Consumer Discretionary (1.0%):
Pandora A/S .......................................................... 39,366 3,519,114
Health Care (3.5%):
Novo Nordisk A/S , Class B ................................................ 72,361 11,690,898
15,210,012
France (12.1%):
Consumer Discretionary (5.1%):
La Francaise des Jeux SAEM (a) ............................................ 104,887 4,127,823
LVMH Moet Hennessy Louis Vuitton SE ...................................... 13,954 13,156,139
17,283,962
Consumer Staples (2.7%):
L'Oreal SA ........................................................... 19,312 9,007,724
Energy (0.5%):
Gaztransport Et Technigaz SA .............................................. 17,944 1,826,522
Industrials (1.5%):
Safran SA ............................................................ 32,313 5,063,277
Information Technology (0.9%):
Capgemini SE ......................................................... 16,945 3,208,103
Materials (1.4%):
Arkema SA ........................................................... 51,313 4,838,170
41,227,758
Germany (8.1%):
Consumer Discretionary (1.0%):
Volkswagen AG , Preference Shares .......................................... 24,765 3,329,898
Financials (2.0%):
Allianz SE , Registered Shares .............................................. 28,711 6,686,833
Industrials (2.4%):
Siemens AG , Registered Shares ............................................. 50,011 8,336,079

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Information Technology (1.6%):
SAP SE .............................................................. 40,380 $ 5,515,679
Utilities (1.1%):
RWE AG ............................................................. 83,545 3,640,234
27,508,723
Hong Kong (2.4%):
Financials (1.5%):
AIA Group Ltd. ........................................................ 518,000 5,261,268
Real Estate (0.9%):
CK Asset Holdings Ltd. .................................................. 527,000 2,928,525
8,189,793
Italy (1.3%):
Utilities (1.3%):
Snam SpA ............................................................ 826,966 4,321,602
Japan (21.6%):
Communication Services (2.0%):
Capcom Co. Ltd. ....................................................... 100,900 4,000,137
Kakaku.com, Inc. ....................................................... 182,500 2,629,197
6,629,334
Consumer Discretionary (3.1%):
Toyota Motor Corp. ..................................................... 476,100 7,652,717
ZOZO, Inc. ........................................................... 134,400 2,788,369
10,441,086
Consumer Staples (1.0%):
Toyo Suisan Kaisha Ltd. .................................................. 75,600 3,410,816
Financials (2.6%):
Mizuho Financial Group, Inc. .............................................. 290,100 4,434,776
Tokio Marine Holdings, Inc. ............................................... 196,600 4,532,803
8,967,579
Health Care (2.6%):
Hoya Corp. ........................................................... 50,700 6,067,710
Shionogi & Co. Ltd. ..................................................... 66,800 2,817,880
8,885,590
Industrials (6.5%):
Fuji Electric Co. Ltd. .................................................... 95,700 4,213,637
MISUMI Group, Inc. .................................................... 118,600 2,388,032
Mitsubishi Heavy Industries Ltd. ............................................ 95,900 4,479,501
Nippon Yusen KK ...................................................... 144,900 3,218,368
OKUMA Corp. ........................................................ 58,300 3,130,387
Sanwa Holdings Corp. ................................................... 367,200 4,781,132
22,211,057
Information Technology (2.6%):
Fujitsu Ltd. ........................................................... 20,900 2,706,474
Oracle Corp. .......................................................... 50,900 3,786,013
Ulvac, Inc. ............................................................ 54,200 2,311,852
8,804,339
Real Estate (0.6%):
Sumitomo Realty & Development Co. Ltd. .................................... 87,100 2,158,647
Utilities (0.6%):
Tokyo Gas Co. Ltd. ..................................................... 89,000 1,941,970
73,450,418

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Netherlands (5.2%):
Communication Services (0.6%):
Koninklijke KPN NV .................................................... 571,352 $ 2,039,517
Financials (1.7%):
ING Groep NV ........................................................ 417,359 5,626,127
Industrials (1.3%):
Wolters Kluwer NV ..................................................... 34,783 4,416,096
Information Technology (1.6%):
ASM International NV ................................................... 13,134 5,576,218
17,657,958
New Zealand (0.8%):
Health Care (0.8%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 185,282 2,789,024
Norway (1.4%):
Energy (0.4%):
Aker BP ASA ......................................................... 47,315 1,110,532
Financials (1.0%):
SpareBank 1 SMN ...................................................... 264,411 3,477,627
4,588,159
Spain (2.0%):
Financials (2.0%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 874,556 6,718,311
Sweden (2.9%):
Industrials (2.9%):
Atlas Copco AB , Class B ................................................. 592,548 7,390,813
Nibe Industrier AB , Class B ............................................... 249,216 2,370,480
9,761,293
Switzerland (11.4%):
Consumer Staples (3.6%):
Coca-Cola HBC AG ..................................................... 144,035 4,295,845
Nestle SA , Registered Shares .............................................. 66,842 8,042,778
12,338,623
Financials (2.4%):
Partners Group Holding AG ............................................... 4,155 3,918,597
UBS Group AG ........................................................ 203,610 4,128,057
8,046,654
Health Care (5.4%):
Novartis AG , Registered Shares ............................................. 87,289 8,802,887
Roche Holding AG ...................................................... 30,682 9,375,051
18,177,938
38,563,215
United Kingdom (15.2%):
Consumer Discretionary (1.8%):
Greggs PLC ........................................................... 91,091 2,958,620
Next PLC ............................................................ 35,865 3,144,352
6,102,972
Consumer Staples (3.0%):
Diageo PLC ........................................................... 125,350 5,388,044
Imperial Brands PLC .................................................... 214,241 4,741,336
10,129,380
Energy (3.3%):
BP PLC .............................................................. 674,043 3,923,893

Victory Portfolios
Victory RS International Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Shell PLC ............................................................ 246,866 $ 7,363,228
11,287,121
Financials (3.0%):
Barclays PLC ......................................................... 855,038 1,670,123
HSBC Holdings PLC .................................................... 921,457 7,294,762
Legal & General Group PLC ............................................... 426,350 1,234,211
10,199,096
Industrials (1.3%):
Ashtead Group PLC ..................................................... 61,794 4,283,535
Materials (2.4%):
Croda International PLC .................................................. 37,553 2,684,022
Rio Tinto PLC ......................................................... 88,933 5,650,744
8,334,766
Utilities (0.4%):
Centrica PLC .......................................................... 910,159 1,434,853
51,771,723
Total Common Stocks (Cost $287,489,818) 332,073,613
Exchange-Traded Funds (0.1%)
United States (0.1%):
iShares MSCI EAFE ETF ................................................. 4,988 361,630
Total Exchange-Traded Funds (Cost $329,657) 361,630
Total Investments (Cost $287,819,475) — 97.9% 332,435,243
Other assets in excess of liabilities — 2.1% 7,119,882
NET ASSETS - 100.00% $ 339,555,125
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$4,127,823 and amounted to 1.2% of net assets.
ETF—Exchange-Traded Fund
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory RS Global Fund
10
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (97.6%)
Australia (2.0%):
Consumer Discretionary (0.9%):
Aristocrat Leisure Ltd. ................................................... 174,921 $ 4,524,686
Financials (0.6%):
Macquarie Group Ltd. ................................................... 25,568 3,041,599
Health Care (0.5%):
CSL Ltd. ............................................................. 12,960 2,399,379
9,965,664
Belgium (0.6%):
Information Technology (0.6%):
Melexis NV ........................................................... 28,688 2,816,841
Bermuda (0.9%):
Industrials (0.9%):
Triton International Ltd. .................................................. 53,094 4,420,607
Canada (4.7%):
Consumer Staples (1.0%):
Alimentation Couche-Tard, Inc. ............................................. 100,140 5,135,520
Energy (0.9%):
Parex Resources, Inc. .................................................... 230,305 4,617,923
Industrials (0.8%):
Bombardier, Inc. , Class B (a) ............................................... 79,755 3,932,356
Information Technology (1.4%):
Constellation Software, Inc. ............................................... 3,482 7,215,200
Materials (0.6%):
Aginco Eagle Mines Ltd. ................................................. 53,889 2,691,196
23,592,195
China (2.2%):
Communication Services (1.3%):
Tencent Holdings Ltd. ................................................... 150,400 6,377,382
Consumer Staples (0.3%):
Foshan Haitian Flavouring & Food Co. Ltd. , Class A .............................. 254,614 1,645,350
Financials (0.6%):
Industrial & Commercial Bank of China Ltd. , Class H ............................. 5,840,000 3,121,083
11,143,815
Denmark (1.8%):
Consumer Discretionary (0.5%):
Pandora A/S .......................................................... 29,584 2,644,654
Health Care (1.3%):
Novo Nordisk A/S , Class B ................................................ 40,827 6,596,154
9,240,808
France (2.8%):
Consumer Discretionary (0.5%):
La Francaise des Jeux SAEM (b) ............................................ 60,440 2,378,613
Energy (0.7%):
Gaztransport Et Technigaz SA .............................................. 34,334 3,494,863
Industrials (0.8%):
Safran SA ............................................................ 26,620 4,171,214

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Materials (0.8%):
Arkema SA ........................................................... 46,313 $ 4,366,733
14,411,423
Germany (1.2%):
Consumer Discretionary (0.6%):
Volkswagen AG , Preference Shares .......................................... 21,521 2,893,710
Utilities (0.6%):
RWE AG ............................................................. 68,831 2,999,114
5,892,824
Indonesia (0.9%):
Communication Services (0.9%):
PT Telkom Indonesia Persero Tbk ........................................... 17,449,100 4,668,807
Italy (0.6%):
Utilities (0.6%):
Snam SpA ............................................................ 614,093 3,209,159
Japan (5.8%):
Communication Services (1.4%):
Capcom Co. Ltd. ....................................................... 92,400 3,663,158
Kakaku.com, Inc. ....................................................... 222,100 3,199,696
6,862,854
Consumer Discretionary (0.7%):
ZOZO, Inc. ........................................................... 166,800 3,460,565
Consumer Staples (0.6%):
Toyo Suisan Kaisha Ltd. .................................................. 65,700 2,964,161
Financials (0.9%):
Mizuho Financial Group, Inc. .............................................. 286,000 4,372,099
Health Care (0.5%):
Hoya Corp. ........................................................... 23,400 2,800,482
Industrials (1.1%):
Fuji Electric Co. Ltd. .................................................... 68,100 2,998,419
Nippon Yusen KK ...................................................... 109,300 2,427,658
5,426,077
Information Technology (0.3%):
Ulvac, Inc. ............................................................ 42,100 1,795,738
Utilities (0.3%):
Tokyo Gas Co. Ltd. ..................................................... 69,200 1,509,936
29,191,912
Netherlands (0.7%):
Information Technology (0.7%):
ASM International NV ................................................... 8,892 3,775,219
New Zealand (0.6%):
Health Care (0.6%):
Fisher & Paykel Healthcare Corp. Ltd. ........................................ 190,565 2,868,548
Norway (0.7%):
Energy (0.3%):
Aker BP ASA ......................................................... 64,113 1,504,798
Financials (0.4%):
SpareBank 1 SMN ...................................................... 159,663 2,099,945
3,604,743

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Singapore (0.7%):
Financials (0.7%):
Singapore Exchange Ltd. ................................................. 467,600 $ 3,330,614
South Africa (0.6%):
Consumer Discretionary (0.6%):
Mr Price Group Ltd. ..................................................... 389,096 2,969,214
South Korea (0.6%):
Information Technology (0.6%):
Samsung Electronics Co. Ltd. .............................................. 57,339 3,157,393
Spain (0.9%):
Financials (0.9%):
Banco Bilbao Vizcaya Argentaria SA ......................................... 608,550 4,674,861
Sweden (1.3%):
Industrials (1.3%):
Atlas Copco AB , Class B ................................................. 303,528 3,785,885
Nibe Industrier AB , Class B ............................................... 280,208 2,665,269
6,451,154
Switzerland (3.2%):
Consumer Staples (0.5%):
Nestle SA , Registered Shares .............................................. 22,925 2,758,456
Financials (1.4%):
Chubb Ltd. ........................................................... 20,488 3,945,169
Partners Group Holding AG ............................................... 3,286 3,099,040
7,044,209
Health Care (1.3%):
Roche Holding AG ...................................................... 20,951 6,401,691
16,204,356
Taiwan (2.3%):
Financials (0.9%):
Cathay Financial Holding Co. Ltd. ........................................... 3,329,000 4,622,430
Information Technology (1.4%):
ASE Technology Holding Co. Ltd. ........................................... 762,000 2,710,350
Lite-On Technology Corp. ................................................ 1,305,000 4,346,480
7,056,830
11,679,260
United Kingdom (4.7%):
Consumer Discretionary (1.0%):
Greggs PLC ........................................................... 97,164 3,155,871
Next PLC ............................................................ 22,805 1,999,357
5,155,228
Consumer Staples (0.6%):
Imperial Brands PLC .................................................... 146,181 3,235,110
Financials (0.9%):
HSBC Holdings PLC .................................................... 538,916 4,266,356
Industrials (0.6%):
Ashtead Group PLC ..................................................... 42,517 2,947,261
Materials (1.6%):
Croda International PLC .................................................. 36,705 2,623,413
Rio Tinto PLC ......................................................... 89,308 5,674,572
8,297,985
23,901,940

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
United States (57.8%):
Communication Services (4.2%):
Alphabet, Inc. , Class C (a) ................................................. 84,867 $ 10,266,361
Meta Platforms, Inc. , Class A (a) ............................................ 38,922 11,169,836
21,436,197
Consumer Discretionary (8.2%):
Amazon.com, Inc. (a) .................................................... 78,214 10,195,977
McDonald's Corp. ...................................................... 35,907 10,715,008
PulteGroup, Inc. ........................................................ 79,975 6,212,458
Ross Stores, Inc. ....................................................... 39,169 4,392,020
Tesla, Inc. (a) .......................................................... 22,806 5,969,926
Ulta Beauty, Inc. (a) ..................................................... 8,188 3,853,232
41,338,621
Consumer Staples (4.3%):
Colgate-Palmolive Co. ................................................... 92,154 7,099,544
PepsiCo, Inc. .......................................................... 56,472 10,459,744
The Estee Lauder Cos., Inc. ............................................... 20,124 3,951,951
21,511,239
Energy (2.2%):
APA Corp. ............................................................ 110,650 3,780,910
Cactus, Inc. , Class A ..................................................... 45,352 1,919,297
ConocoPhillips ........................................................ 52,766 5,467,085
11,167,292
Financials (8.7%):
Bank of America Corp. ................................................... 181,431 5,205,255
JPMorgan Chase & Co. .................................................. 48,027 6,985,047
LPL Financial Holdings, Inc. ............................................... 20,701 4,501,019
Mastercard, Inc. , Class A ................................................. 22,595 8,886,614
S&P Global, Inc. ....................................................... 21,580 8,651,206
Synchrony Financial ..................................................... 76,252 2,586,468
The PNC Financial Services Group, Inc. ...................................... 20,316 2,558,800
Unum Group .......................................................... 99,786 4,759,792
44,134,201
Health Care (6.7%):
Amgen, Inc. ........................................................... 25,650 5,694,813
CVS Health Corp. ...................................................... 32,437 2,242,370
Eli Lilly & Co. ......................................................... 21,752 10,201,253
IDEXX Laboratories, Inc. (a) ............................................... 12,107 6,080,499
Johnson & Johnson ..................................................... 44,072 7,294,797
UnitedHealth Group, Inc. ................................................. 5,458 2,623,333
34,137,065
Industrials (3.5%):
Delta Air Lines, Inc. (a) ................................................... 112,978 5,370,974
Eaton Corp. PLC ....................................................... 36,805 7,401,486
Honeywell International, Inc. .............................................. 23,270 4,828,525
17,600,985
Information Technology (16.9%):
Apple, Inc. ........................................................... 144,127 27,956,314
Cisco Systems, Inc. ..................................................... 118,809 6,147,178
Fortinet, Inc. (a) ........................................................ 82,769 6,256,509
Microsoft Corp. ........................................................ 71,970 24,508,664
NVIDIA Corp. ......................................................... 34,179 14,458,400
Texas Instruments, Inc. ................................................... 32,756 5,896,735
85,223,800
Materials (0.5%):
Alcoa Corp. ........................................................... 67,968 2,306,154

Victory Portfolios
Victory RS Global Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Real Estate (1.0%):
Prologis, Inc. .......................................................... 43,345 $ 5,315,397
Utilities (1.6%):
Constellation Energy Corp. ................................................ 45,315 4,148,588
MGE Energy, Inc. ...................................................... 48,426 3,830,981
7,979,569
292,150,520
Total Common Stocks (Cost $395,545,498) 493,321,877
Exchange-Traded Funds (0.5%)
United States (0.5%):
iShares MSCI ACWI ETF ................................................. 27,366 2,625,494
Total Exchange-Traded Funds (Cost $2,187,083) 2,625,494
Total Investments (Cost $397,732,581) — 98.1% 495,947,371
Other assets in excess of liabilities — 1.9% 9,369,555
NET ASSETS - 100.00% $ 505,316,926
(a) Non-income producing security.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$2,378,613 and amounted to 0.5% of net assets.
ETF—Exchange-Traded Fund
PLC—Public Limited Company

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Sophus Emerging Markets Fund
15
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (98.3%)
Brazil (7.7%):
Consumer Discretionary (0.5%):
Vibra Energia SA ....................................................... 551,874 $ 2,080,608
Consumer Staples (0.4%):
Sao Martinho SA ....................................................... 254,100 1,812,460
Energy (1.3%):
Petroleo Brasileiro SA , ADR ............................................... 363,736 5,030,469
Financials (1.1%):
Itau Unibanco Holding SA , ADR ............................................ 722,825 4,264,668
Health Care (0.6%):
Hypera SA ............................................................ 245,000 2,354,460
Industrials (0.9%):
Santos Brasil Participacoes SA ............................................. 972,000 2,062,685
SIMPAR SA .......................................................... 769,764 1,445,408
3,508,093
Information Technology (0.6%):
TOTVS SA ........................................................... 410,800 2,572,380
Materials (1.8%):
Gerdau SA , Preference Shares .............................................. 454,950 2,382,271
Vale SA .............................................................. 344,600 4,622,305
7,004,576
Real Estate (0.5%):
Multiplan Empreendimentos Imobiliarios SA ................................... 380,700 2,200,215
30,827,929
Canada (0.6%):
Energy (0.6%):
Parex Resources, Inc. .................................................... 116,212 2,330,206
Chile (0.3%):
Financials (0.0%):(a)
Banco de Credito e Inversiones SA .......................................... 1 31
Utilities (0.3%):
Enel Chile SA ......................................................... 21,509,105 1,399,014
1,399,045
China (26.0%):
Communication Services (7.1%):
Baidu, Inc. , Class A (b) ................................................... 288,196 4,915,596
NetEase, Inc. .......................................................... 263,600 5,105,842
Tencent Holdings Ltd. ................................................... 430,415 18,250,802
28,272,240
Consumer Discretionary (6.9%):
Alibaba Group Holding Ltd. (b) ............................................. 1,135,472 11,820,524
BYD Co. Ltd. , Class H ................................................... 153,500 4,922,114
Fuyao Glass Industry Group Co. Ltd. , Class A .................................. 373,200 1,844,753
H World Group, Ltd. , ADR (b) .............................................. 71,691 2,780,177
Hisense Home Appliances Group Co. Ltd. , Class A ............................... 514,200 1,910,792
MINISO Group Holding Ltd. , ADR .......................................... 126,916 2,156,303
Yadea Group Holdings Ltd. (c) .............................................. 912,000 2,080,508
27,515,171
Consumer Staples (1.5%):
Chenguang Biotech Group Co. Ltd. , Class A ................................... 814,700 2,009,962
Inner Mongolia Yili Industrial Group Co. Ltd. , Class A ............................ 500,600 1,953,706

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Tsingtao Brewery Co. Ltd. , Class H .......................................... 226,000 $ 2,063,453
6,027,121
Energy (1.0%):
PetroChina Co. Ltd. , Class H .............................................. 5,472,000 3,799,671
Financials (3.8%):
CITIC Securities Co. Ltd. , Class A ........................................... 1,207,000 3,294,197
Industrial & Commercial Bank of China Ltd. , Class H ............................. 12,445,000 6,651,007
Ping An Insurance Group Co. of China Ltd. , Class H .............................. 821,500 5,247,054
15,192,258
Health Care (2.0%):
China Resources Pharmaceutical Group Ltd. (c) ................................. 1,888,000 1,648,088
CSPC Pharmaceutical Group Ltd. ........................................... 2,098,000 1,825,915
Shandong Weigao Group Medical Polymer Co. Ltd. , Class H ........................ 1,316,800 1,727,909
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. , Class A ....................... 62,200 2,574,397
7,776,309
Industrials (1.8%):
China Railway Group Ltd. , Class H .......................................... 6,795,000 4,496,297
ZTO Express Cayman, Inc. , ADR ........................................... 100,671 2,524,829
7,021,126
Information Technology (1.0%):
Glodon Co. Ltd. , Class A ................................................. 376,900 1,688,612
Luxshare Precision Industry Co. Ltd. , Class A ................................... 550,900 2,473,084
4,161,696
Materials (0.9%):
Shandong Nanshan Aluminum Co. Ltd. , Class A ................................. 4,673,000 1,947,743
Tianqi Lithium Corp. , Class A .............................................. 169,000 1,633,328
3,581,071
103,346,663
Greece (2.1%):
Energy (0.6%):
Motor Oil Hellas Corinth Refineries SA ....................................... 97,948 2,479,393
Financials (0.8%):
National Bank of Greece SA (b) ............................................. 487,038 3,165,642
Industrials (0.7%):
Mytilineos SA ......................................................... 82,484 2,911,848
8,556,883
Hong Kong (1.6%):
Consumer Discretionary (0.7%):
Bosideng International Holdings Ltd. ......................................... 4,124,000 1,742,140
Man Wah Holdings Ltd. .................................................. 1,734,000 1,160,884
2,903,024
Real Estate (0.9%):
China Resources Land Ltd. ................................................ 792,000 3,370,615
6,273,639
India (16.4%):
Consumer Discretionary (2.8%):
Mahindra & Mahindra Ltd. ................................................ 340,392 6,048,247
Raymond Ltd. ......................................................... 110,113 2,280,350
Tata Motors Ltd. (b) ..................................................... 389,054 2,835,733
11,164,330
Consumer Staples (0.7%):
Varun Beverages Ltd. .................................................... 299,811 2,940,107

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Financials (6.5%):
Axis Bank Ltd. ........................................................ 416,898 $ 5,030,749
Cholamandalam Investment and Finance Co. Ltd. ................................ 461,921 6,444,980
ICICI Bank Ltd. , ADR ................................................... 475,693 10,978,994
Manappuram Finance Ltd. ................................................ 2,153,888 3,484,362
25,939,085
Health Care (0.8%):
Apollo Hospitals Enterprise Ltd. ............................................ 47,783 2,974,541
Industrials (2.1%):
Ashok Leyland Ltd. ..................................................... 1,323,444 2,707,171
Larsen & Toubro Ltd. .................................................... 135,798 4,106,444
WNS Holdings Ltd. , ADR (b) .............................................. 22,896 1,687,893
8,501,508
Materials (2.1%):
JK Paper Ltd. .......................................................... 390,167 1,527,602
Tata Steel Ltd. ......................................................... 2,369,996 3,247,376
UltraTech Cement Ltd. ................................................... 33,398 3,381,846
8,156,824
Utilities (1.4%):
Power Grid Corp. of India Ltd. ............................................. 1,725,006 5,377,935
65,054,330
Indonesia (1.7%):
Energy (0.3%):
PT Adaro Energy Indonesia Tbk ............................................ 8,373,300 1,246,385
Financials (1.4%):
PT Bank Mandiri Persero Tbk .............................................. 15,909,700 5,537,616
6,784,001
Ireland (1.0%):
Consumer Discretionary (1.0%):
PDD Holdings, Inc. , ADR (b) ............................................... 60,309 4,169,764
Luxembourg (0.7%):
Materials (0.7%):
Ternium SA , ADR ...................................................... 67,935 2,693,623
Mexico (4.4%):
Consumer Discretionary (0.5%):
Alsea SAB de CV (b) .................................................... 601,944 1,952,431
Consumer Staples (1.2%):
Fomento Economico Mexicano SAB de CV , ADR ............................... 41,426 4,591,658
Financials (1.5%):
Grupo Financiero Banorte SAB de CV , Class O ................................. 727,431 6,002,135
Industrials (0.8%):
Grupo Aeroportuario del Pacifico SAB de CV , Class B ............................ 168,216 3,019,808
Real Estate (0.4%):
Corp Inmobiliaria Vesta SAB de CV ......................................... 556,584 1,805,955
17,371,987
Panama (0.6%):
Industrials (0.6%):
Copa Holdings SA , Class A ................................................ 20,516 2,268,659

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Qatar (0.6%):
Industrials (0.6%):
Industries Qatar QSC .................................................... 709,485 $ 2,208,363
Russian Federation (0.0%):(a)
Consumer Staples (0.0%):(a)
Magnit PJSC (b) (d) (e) .................................................... 41,301 416
Energy (0.0%):(a)
Gazprom PJSC (b) (d) (e) .................................................. 1,511,910 40,545
Rosneft Oil Co. PJSC , GDR (b) (d) (e) ......................................... 677,591 31,752
72,297
Financials (0.0%):
Sberbank of Russia PJSC , ADR (b) (d) (e) ...................................... 446,943 —
72,713
Saudi Arabia (3.4%):
Communication Services (1.0%):
Saudi Telecom Co. ...................................................... 330,251 3,851,154
Information Technology (0.8%):
Arabian Internet & Communications Services Co. ................................ 36,024 3,107,221
Materials (1.6%):
SABIC Agri-Nutrients Co. ................................................ 101,489 3,525,576
Sahara International Petrochemical Co. ....................................... 294,975 2,946,256
6,471,832
13,430,207
South Korea (12.1%):
Communication Services (0.7%):
JYP Entertainment Corp. ................................................. 27,066 2,701,425
Consumer Discretionary (2.0%):
Hyundai Mobis Co. Ltd. .................................................. 14,505 2,568,164
Kia Corp. ............................................................ 77,712 5,234,960
7,803,124
Consumer Staples (0.2%):
BGF retail Co. Ltd. ..................................................... 7,523 999,363
Financials (1.4%):
DB Insurance Co. Ltd. ................................................... 49,631 2,819,023
Samsung Securities Co. Ltd. ............................................... 96,011 2,635,310
5,454,333
Health Care (0.9%):
Samsung Biologics Co. Ltd. (b) (c) ........................................... 6,721 3,805,424
Industrials (0.9%):
CJ Corp. ............................................................. 26,585 1,379,545
Samsung Engineering Co. Ltd. (b) ........................................... 110,661 2,386,526
3,766,071
Information Technology (6.0%):
Innox Advanced Materials Co. Ltd. .......................................... 70,794 2,097,375
Samsung Electronics Co. Ltd. .............................................. 392,825 21,631,055
23,728,430
48,258,170
Taiwan (14.0%):
Consumer Discretionary (0.5%):
Poya International Co. Ltd. ................................................ 109,000 2,078,569

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Health Care (1.2%):
Lotus Pharmaceutical Co. Ltd. ............................................. 274,000 $ 2,875,225
Universal Vision Biotechnology Co. Ltd. ...................................... 151,350 2,067,648
4,942,873
Information Technology (12.3%):
Gold Circuit Electronics Ltd. ............................................... 792,100 3,727,480
King Yuan Electronics Co. Ltd. ............................................. 1,538,000 2,824,107
Taiwan Semiconductor Manufacturing Co. Ltd. ................................. 1,693,998 31,300,322
Unimicron Technology Corp. .............................................. 624,000 3,549,219
United Microelectronics Corp. ............................................. 2,374,000 3,730,836
Wiwynn Corp. ......................................................... 79,000 3,611,249
48,743,213
55,764,655
Thailand (1.3%):
Energy (0.6%):
PTT Exploration & Production PCL .......................................... 519,300 2,200,728
Financials (0.3%):
SCB X PCL ........................................................... 420,900 1,267,492
Real Estate (0.4%):
AP Thailand PCL ....................................................... 5,117,200 1,661,464
5,129,684
United Arab Emirates (2.5%):
Consumer Discretionary (0.8%):
Americana Restaurants International PLC (b) ................................... 2,681,078 3,067,666
Financials (0.8%):
Emirates NBD Bank PJSC ................................................ 838,145 3,412,420
Real Estate (0.9%):
Emaar Properties PJSC ................................................... 1,961,320 3,448,025
9,928,111
United Kingdom (0.7%):
Materials (0.7%):
Anglo American PLC .................................................... 96,737 2,753,993
United States (0.6%):
Consumer Discretionary (0.6%):
Samsonite International SA (b) (c) ............................................ 901,200 2,548,506
Total Common Stocks (Cost $372,232,197) 391,171,131
Total Investments (Cost $372,232,197) — 98.3% 391,171,131
Other assets in excess of liabilities — 1.7% 6,594,743
NET ASSETS - 100.00% $ 397,765,874
(a) Amount represents less than 0.05% of net assets.
(b) Non-income producing security.
(c) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$10,082,526 and amounted to 2.5% of net assets.
(d) Security was fair valued based upon procedures approved by the Board of Trustees and represents less than 0.05% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)

Victory Portfolios
Victory Sophus Emerging Markets Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Name
Acquisition Date
Cost
Gazprom PJSC .............................................
7/28/2021
$ 5,922,464
Magnit PJSC ...............................................
9/16/2021
3,251,080
Rosneft Oil Co. PJSC , GDR ....................................
3/6/2020
4,383,338
Sberbank of Russia PJSC , ADR ..................................
11/11/2020
6,053,328
(e) The following table details the earliest acquisition date and cost of the Fund's restricted securities at June 30, 2023.
ADR—American Depositary Receipt
GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS
International Fund
Victory RS Global
Fund
Victory Sophus
Emerging Markets
Fund
Assets:
Investments, at value (Cost $287,819,475, $397,732,581 and $372,232,197) $ 332,435,243 $ 495,947,371 $ 391,171,131
Foreign currency, at value (Cost $307,371, $188,684 and $94,524) 307,777 188,772 94,524
Cash 6,622,097 8,635,622 7,705,153
Receivables:
Interest and dividends 277,985 715,330 2,174,766
Capital shares issued 42,639 522,489 318,899
Investments sold 47,189 — 1,078,110
Reclaims 1,680,320 368,023 4,518
From Adviser 73,425 191,689 229,948
Prepaid expenses 35,469 50,003 41,442
Total Assets 341,522,144 506,619,299 402,818,491
Liabilities:
Payables:
Investments purchased — — 2,433,793
Capital shares redeemed 1,670,559 941,457 434,256
Accrued foreign capital gains taxes — — 1,670,627
Accrued expenses and other payables:
Investment advisory fees 226,682 248,237 336,258
Administration fees 15,111 22,256 17,892
Custodian fees 11,904 12,784 79,177
Transfer agent fees 18,165 44,444 44,712
Compliance fees 249 372 296
Trustees' fees 7 643 —
12b-1 fees 3,518 9,374 6,150
Other accrued expenses 20,824 22,806 29,456
Total Liabilities 1,967,019 1,302,373 5,052,617
Commitments and contingencies (Note 5 )
Net Assets:
Capital 306,867,675 427,589,761 440,640,011
Total accumulated earnings/(loss) 32,687,450 77,727,165 (42,874,137)
Net Assets $ 339,555,125 $ 505,316,926 $ 397,765,874
Net Assets
Class A $ 21,454,736 $ 60,427,895 $ 38,272,993
Class C 2,488,027 4,536,065 724,527
Class R 1,455,157 5,628,234 8,988,640
Class R6 245,898,430 196,047,106 159,808,997
Class Y 68,258,775 238,677,626 189,970,717
Total $ 339,555,125 $ 505,316,926 $ 397,765,874
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 1,590,431 3,154,685 2,067,985
Class C 265,109 246,397 53,809
Class R 116,362 233,481 521,920
Class R6 22,360,657 13,901,615 8,468,507
Class Y 5,132,945 12,545,620 10,185,836
Total 29,465,504 30,081,798 21,298,057
Net asset value, offering (except Class A) and redemption price per share:
Class A $ 13.49 $ 19.15 $ 18.51
Class C(a) 9.38 18.41 13.46
Class R 12.51 24.11 17.22
Class R6 11.00 14.10 18.87
Class Y 13.30 19.02 18.65
Maximum Sales Charge — Class A 5.75% 5.75% 5.75%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 14.31 $ 20.32 $ 19.64
(a) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2023

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory RS
International Fund
Victory RS Global
Fund
Victory Sophus
Emerging Markets
Fund
Investment Income:
Dividends $ 8,021,535 $ 6,060,676 $ 6,016,127
Non-cash dividends — 482,628 859,393
Interest 56,405 108,943 62,964
Securities lending (net of fees) 21,231 10,942 3,419
Foreign tax withholding (900,872) (515,948) (693,729)
Total Income 7,198,299 6,147,241 6,248,174
Expenses:
Investment advisory fees 1,378,889 1,388,967 2,058,272
Administration fees 95,018 127,639 113,466
Sub-Administration fees 8,426 8,426 8,429
12b-1 fees — Class A 26,354 100,253 48,593
12b-1 fees — Class C 11,508 20,992 3,765
12b-1 fees — Class R 3,775 13,566 22,993
Custodian fees 24,836 27,441 149,872
Transfer agent fees — Class A 19,547 75,814 36,057
Transfer agent fees — Class C 804 2,903 781
Transfer agent fees — Class R 1,419 3,478 7,324
Transfer agent fees — Class R6 382 4,677 3,858
Transfer agent fees — Class Y 34,191 115,440 123,637
Trustees' fees 12,305 15,516 14,502
Compliance fees 1,549 2,022 1,847
Legal and audit fees 17,586 22,006 29,256
State registration and filing fees 36,420 46,164 37,923
Interfund lending 840 — 9,355
Other expenses 29,256 30,496 54,828
Total Expenses 1,703,105 2,005,800 2,724,758
Expenses waived/reimbursed by Adviser (206,643) (521,685) (658,494)
Net Expenses 1,496,462 1,484,115 2,066,264
Net Investment Income (Loss) 5,701,837 4,663,126 4,181,910
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities and foreign currency transactions (2,192,233) (2,459,058) (21,064,915)
Foreign taxes on realized gains — — (17,346)
Net change in unrealized appreciation/depreciation on investment securities 32,641,426 70,668,159 50,960,127
Net change in accrued foreign taxes on unrealized gains — — (995,657)
Net realized/unrealized gains (losses) on investments 30,449,193 68,209,101 28,882,209
Change in net assets resulting from operations $ 36,151,030 $ 72,872,227 $ 33,064,119

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Victory Sophus Emerging Markets
Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 5,701,837 $ 9,932,845 $ 4,663,126 $ 5,971,436 $ 4,181,910 $ 10,930,331
Net realized gains (losses) (2,192,233) (13,548,228) (2,459,058) (19,307,666) (21,082,261) (39,468,391)
Net change in unrealized
appreciation/depreciation 32,641,426 (63,990,594) 70,668,159 (64,195,136) 49,964,470 (88,165,981)
Change in net assets resulting from
operations 36,151,030 (67,605,977) 72,872,227 (77,531,366) 33,064,119 (116,704,041)
Distributions to Shareholders:
Class A — (401,148) — (813,599) — (1,172,326)
Class C — (51,514) — (7,808) — (21,170)
Class R — (32,085) — (27,669) — (259,268)
Class R6 — (6,839,367) — (2,306,455) — (5,253,274)
Class Y — (1,538,125) — (2,418,455) — (6,241,858)
Change in net assets resulting from
distributions to shareholders — (8,862,239) — (5,573,986) — (12,947,896)
Change in net assets resulting from
capital transactions (32,331,880) (25,178,437) 9,507,898 155,146,559 (35,160,736) 29,395,837
Change in net assets 3,819,150 (101,646,653) 82,380,125 72,041,207 (2,096,617) (100,256,100)
Net Assets:
Beginning of period 335,735,975 437,382,628 422,936,801 350,895,594 399,862,491 500,118,591
End of period $ 339,555,125 $ 335,735,975 $ 505,316,926 $ 422,936,801 $ 397,765,874 $ 399,862,491

24
Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory RS International Fund Victory RS Global Fund
Victory Sophus Emerging Markets
Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 681,943 $ 1,690,027 $ 15,318,916 $ 39,389,148 $ 2,552,910 $ 8,314,583
Distributions reinvested — 395,811 — 813,527 — 1,155,447
Cost of shares redeemed (1,462,018) (3,119,573) (46,074,097) (18,779,808) (7,316,722) (11,156,508)
Total Class A $ (780,075) $ (1,033,735) $ (30,755,181) $ 21,422,867 $ (4,763,812) $ (1,686,478)
Class C
Proceeds from shares issued $ 392,913 $ 1,117,282 $ 198,306 $ 1,963,521 $ 7,994 $ 23,894
Distributions reinvested — 51,514 — 7,808 — 21,170
Cost of shares redeemed (88,997) (101,535) (166,235) (1,247,720) (91,607) (637,096)
Total Class C $ 303,916 $ 1,067,261 $ 32,071 $ 723,609 $ (83,613) $ (592,032)
Class R
Proceeds from shares issued $ 83,645 $ 163,571 $ 422,025 $ 1,367,975 $ 432,120 $ 1,311,260
Distributions reinvested — 32,085 — 27,669 — 258,905
Cost of shares redeemed (439,096) (161,472) (760,403) (559,408) (1,211,021) (1,440,944)
Total Class R $ (355,451) $ 34,184 $ (338,378) $ 836,236 $ (778,901) $ 129,221
Class R6
Proceeds from shares issued $ 5,866,130 $ 21,656,628 $ 47,891,796 $ 66,746,148 $ 10,986,980 $ 53,778,877
Distributions reinvested — 6,786,564 — 2,305,114 — 5,020,928
Cost of shares redeemed (31,603,536) (27,352,642) (15,931,539) (6,266,606) (23,306,266) (24,922,793)
Total Class R6 $ (25,737,406) $ 1,090,550 $ 31,960,257 $ 62,784,656 $ (12,319,286) $ 33,877,012
Class Y
Proceeds from shares issued $ 5,313,749 $ 15,741,255 $ 44,067,899 $ 154,466,134 $ 33,587,809 $ 84,328,718
Distributions reinvested — 1,536,904 — 2,416,346 — 6,227,753
Cost of shares redeemed (11,076,613) (43,614,856) (35,458,770) (87,503,289) (50,802,933) (92,888,357)
Total Class Y $ (5,762,864) $ (26,336,697) $ 8,609,129 $ 69,379,191 $ (17,215,124) $ (2,331,886)
Change in net assets resulting from
capital transactions $ (32,331,880) $ (25,178,437) $ 9,507,898 $ 155,146,559 $ (35,160,736) $ 29,395,837
Share Transactions:
Class A
Issued 51,976 137,801 857,248 2,308,724 141,904 437,770
Reinvested — 32,172 — 49,185 — 67,255
Redeemed (111,347) (251,549) (2,478,772) (1,088,064) (402,779) (564,435)
Total Class A (59,371) (81,576) (1,621,524) 1,269,845 (260,875) (59,410)
Class C
Issued 43,407 127,652 11,549 108,783 591 1,782
Reinvested — 5,987 — 489 — 1,687
Redeemed (9,797) (11,928) (9,728) (78,594) (7,015) (44,129)
Total Class C 33,610 121,711 1,821 30,678 (6,424) (40,660)
Class R
Issued 6,958 14,207 18,869 60,592 25,877 74,569
Reinvested — 2,809 — 1,327 — 16,171
Redeemed (36,931) (13,403) (33,473) (27,086) (72,915) (80,662)
Total Class R (29,973) 3,613 (14,604) 34,833 (47,038) 10,078
Class R6
Issued 545,202 2,172,195 3,628,346 5,211,428 598,102 2,576,780
Reinvested — 677,709 — 189,565 — 287,238
Redeemed (2,941,567) (2,624,499) (1,221,268) (506,633) (1,270,110) (1,272,024)
Total Class R6 (2,396,365) 225,405 2,407,078 4,894,360 (672,008) 1,591,994
Class Y
Issued 412,390 1,227,865 2,462,273 8,844,273 1,836,740 4,338,691
Reinvested — 126,922 — 147,248 — 360,402
Redeemed (854,496) (3,518,895) (2,012,781) (5,252,065) (2,768,451) (4,891,207)
Total Class Y (442,106) (2,164,108) 449,492 3,739,456 (931,711) (192,114)
Change in Shares (2,894,205) (1,894,955) 1,222,263 9,969,172 (1,918,056) 1,309,888

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
25
See notes to financial statements.
Victory RS International Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $12.17 $14.76 $13.49 $12.93 $10.63 $12.12
Investment Activities:
Net investment income (loss)(a) 0.20 0.32 0.27 0.21 0.26 0.23
Net realized and unrealized gains (losses) 1.12 (2.66) 1.62 0.51 2.05 (1.52)
Total from Investment Activities 1.32 (2.34) 1.89 0.72 2.31 (1.29)
Distributions to Shareholders from:
Net investment income — (0.22) (0.25) (0.13) —(b) (0.20)
Net realized gains — (0.03) (0.37) (0.03) (0.01) —
Total Distributions — (0.25) (0.62) (0.16) (0.01) (0.20)
Net Asset Value, End of Period $13.49 $12.17 $14.76 $13.49 $12.93 $10.63
Total Return (excludes sales charge)(c)(d) 10.85% (15.89)% 14.05% 5.55% 21.72% (10.65)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.13% 1.13% 1.13% 1.13% 1.13% 1.13%
Net Investment Income (Loss)(e) 3.07% 2.53% 1.80% 1.79% 2.18% 1.79%
Gross Expenses(e)(f) 1.41% 1.41% 1.40% 1.47% 1.55% 1.61%
Supplemental Data:
Net Assets at end of period (000's) $21,455 $20,077 $25,555 $24,010 $22,620 $15,716
Portfolio Turnover(c)(g) 15% 29% 43% 52% 20% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
26
See notes to financial statements.
Victory RS International Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.50 $10.45 $9.72 $9.36 $7.76 $8.89
Investment Activities:
Net investment income (loss)(a) 0.11 0.14 0.11 0.10 0.12 0.11
Net realized and unrealized gains (losses) 0.77 (1.86) 1.17 0.34 1.49 (1.11)
Total from Investment Activities 0.88 (1.72) 1.28 0.44 1.61 (1.00)
Distributions to Shareholders from:
Net investment income — (0.20) (0.18) (0.05) — (0.13)
Net realized gains — (0.03) (0.37) (0.03) (0.01) —
Total Distributions — (0.23) (0.55) (0.08) (0.01) (0.13)
Net Asset Value, End of Period $9.38 $8.50 $10.45 $9.72 $9.36 $7.76
Total Return (excludes contingent deferred sales
charge)(b)(c) 10.35% (16.50)% 13.24% 4.76% 20.70% (11.24)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.88% 1.88% 1.88% 1.88% 1.88% 1.88%
Net Investment Income (Loss)(d) 2.34% 1.61% 1.03% 1.14% 1.39% 1.23%
Gross Expenses(d)(e) 2.49% 3.00% 3.07% 3.07% 3.14% 3.52%
Supplemental Data:
Net Assets at end of period (000's) $2,488 $1,967 $1,147 $1,241 $1,480 $702
Portfolio Turnover(b)(f) 15% 29% 43% 52% 20% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

27
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $11.30 $13.73 $12.58 $12.07 $9.95 $11.35
Investment Activities:
Net investment income (loss)(a) 0.16 0.26 0.22 0.18 0.21 0.19
Net realized and unrealized gains (losses) 1.05 (2.47) 1.51 0.45 1.92 (1.42)
Total from Investment Activities 1.21 (2.21) 1.73 0.63 2.13 (1.23)
Distributions to Shareholders from:
Net investment income — (0.19) (0.21) (0.09) — (0.17)
Net realized gains — (0.03) (0.37) (0.03) (0.01) —
Total Distributions — (0.22) (0.58) (0.12) (0.01) (0.17)
Net Asset Value, End of Period $12.51 $11.30 $13.73 $12.58 $12.07 $9.95
Total Return(b)(c) 10.71% (16.09)% 13.85% 5.21% 21.37% (10.85)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.38% 1.38% 1.38% 1.38% 1.38% 1.38%
Net Investment Income (Loss)(d) 2.70% 2.24% 1.58% 1.60% 1.87% 1.73%
Gross Expenses(d)(e) 2.36% 2.30% 2.16% 2.24% 2.32% 2.31%
Supplemental Data:
Net Assets at end of period (000's) $1,455 $1,653 $1,959 $1,998 $2,652 $1,786
Portfolio Turnover(b)(f) 15% 29% 43% 52% 20% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
28
See notes to financial statements.
Victory RS International Fund
Class R6
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
May 2,
2019(a)
through
December 31,
2019
Net Asset Value, Beginning of Period $9.91 $12.07 $11.14 $10.70 $10.00
Investment Activities:
Net investment income (loss)(b) 0.18 0.29 0.25 0.20 0.06
Net realized and unrealized gains (losses) 0.91 (2.17) 1.34 0.43 0.67
Total from Investment Activities 1.09 (1.88) 1.59 0.63 0.73
Distributions to Shareholders from:
Net investment income — (0.25) (0.29) (0.16) (0.02)
Net realized gains — (0.03) (0.37) (0.03) (0.01)
Total Distributions — (0.28) (0.66) (0.19) (0.03)
Net Asset Value, End of Period $11.00 $9.91 $12.07 $11.14 $10.70
Total Return(c)(d) 11.00% (15.57)% 14.32% 5.90% 7.24%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.83% 0.83% 0.83% 0.83% 0.83%
Net Investment Income (Loss)(e) 3.34% 2.80% 2.06% 2.03% 0.92%
Gross Expenses(e)(f) 0.92% 0.92% 0.91% 0.93% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $245,898 $245,239 $296,211 $251,586 $178,695
Portfolio Turnover(c)(g) 15% 29% 43% 52% 20%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

29
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS International Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $11.98 $14.54 $13.29 $12.74 $10.47 $11.93
Investment Activities:
Net investment income (loss)(a) 0.21 0.35 0.30 0.25 0.22 0.23
Net realized and unrealized gains (losses) 1.11 (2.63) 1.60 0.49 2.08 (1.47)
Total from Investment Activities 1.32 (2.28) 1.90 0.74 2.30 (1.24)
Distributions to Shareholders from:
Net investment income — (0.25) (0.28) (0.16) (0.02) (0.22)
Net realized gains — (0.03) (0.37) (0.03) (0.01) —
Total Distributions — (0.28) (0.65) (0.19) (0.03) (0.22)
Net Asset Value, End of Period $13.30 $11.98 $14.54 $13.29 $12.74 $10.47
Total Return(b)(c) 11.02% (15.71)% 14.38% 5.80% 21.94% (10.38)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.88% 0.88% 0.88% 0.88% 0.88% 0.88%
Net Investment Income (Loss)(d) 3.30% 2.85% 2.02% 2.11% 1.80% 1.97%
Gross Expenses(d)(e) 1.04% 1.05% 1.02% 1.09% 1.16% 1.62%
Supplemental Data:
Net Assets at end of period (000's) $68,259 $66,799 $112,511 $102,803 $75,366 $5,979
Portfolio Turnover(b)(f) 15% 29% 43% 52% 20% 52%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
30
See notes to financial statements.
Victory RS Global Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $16.41 $20.47 $17.27 $14.86 $11.53 $12.75
Investment Activities:
Net investment income (loss)(a) 0.16 0.24 0.20 0.18 0.21 0.20
Net realized and unrealized gains (losses) 2.58 (4.13) 3.65 2.35 3.29 (0.90)
Total from Investment Activities 2.74 (3.89) 3.85 2.53 3.50 (0.70)
Distributions to Shareholders from:
Net investment income — (0.17) (0.18) (0.11) (0.16) (0.16)
Net realized gains — — (0.47) (0.01) (0.01) (0.36)
Return of capital — —(b) — — — —
Total Distributions — (0.17) (0.65) (0.12) (0.17) (0.52)
Net Asset Value, End of Period $19.15 $16.41 $20.47 $17.27 $14.86 $11.53
Total Return (excludes sales charge)(c)(d) 16.70% (18.99)% 22.39% 17.00% 30.36% (5.45)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85% 0.85% 0.94%
Net Investment Income (Loss)(e) 1.80% 1.39% 1.05% 1.22% 1.51% 1.51%
Gross Expenses(e)(f) 1.16% 1.17% 1.34% 1.40% 1.53% 1.75%
Supplemental Data:
Net Assets at end of period (000's) $60,428 $78,373 $71,792 $51,066 $26,471 $5,695
Portfolio Turnover(c)(g) 15% 29% 38% 71% 46% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

31
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $15.83 $19.73 $16.68 $14.38 $11.17 $12.38
Investment Activities:
Net investment income (loss)(a) 0.09 0.11 0.06 0.07 0.14 0.10
Net realized and unrealized gains (losses) 2.49 (3.98) 3.52 2.24 3.16 (0.87)
Total from Investment Activities 2.58 (3.87) 3.58 2.31 3.30 (0.77)
Distributions to Shareholders from:
Net investment income — (0.03) (0.06) —(b) (0.08) (0.08)
Net realized gains — — (0.47) (0.01) (0.01) (0.36)
Return of capital — —(b) — — — —
Total Distributions — (0.03) (0.53) (0.01) (0.09) (0.44)
Net Asset Value, End of Period $18.41 $15.83 $19.73 $16.68 $14.38 $11.17
Total Return (excludes contingent deferred sales
charge)(c)(d) 16.30% (19.61)% 21.52% 16.06% 29.52% (6.20)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.60% 1.60% 1.60% 1.60% 1.60% 1.70%
Net Investment Income (Loss)(e) 1.04% 0.68% 0.35% 0.48% 1.07% 0.79%
Gross Expenses(e)(f) 2.11% 2.09% 2.33% 2.53% 2.59% 2.59%
Supplemental Data:
Net Assets at end of period (000's) $4,536 $3,872 $4,221 $3,491 $3,101 $2,358
Portfolio Turnover(c)(g) 15% 29% 38% 71% 46% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
32
See notes to financial statements.
Victory RS Global Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $20.68 $25.73 $21.57 $18.55 $14.37 $15.76
Investment Activities:
Net investment income (loss)(a) 0.17 0.25 0.21 0.18 0.25 0.20
Net realized and unrealized gains (losses) 3.26 (5.19) 4.55 2.92 4.07 (1.10)
Total from Investment Activities 3.43 (4.94) 4.76 3.10 4.32 (0.90)
Distributions to Shareholders from:
Net investment income — (0.11) (0.13) (0.07) (0.13) (0.13)
Net realized gains — — (0.47) (0.01) (0.01) (0.36)
Return of capital — —(b) — — — —
Total Distributions — (0.11) (0.60) (0.08) (0.14) (0.49)
Net Asset Value, End of Period $24.11 $20.68 $25.73 $21.57 $18.55 $14.37
Total Return(c)(d) 16.59% (19.19)% 22.12% 16.70% 30.10% (5.68)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.10% 1.10% 1.10% 1.10% 1.10% 1.20%
Net Investment Income (Loss)(e) 1.54% 1.16% 0.85% 0.98% 1.53% 1.25%
Gross Expenses(e)(f) 1.54% 1.57% 1.70% 1.93% 2.34% 2.34%
Supplemental Data:
Net Assets at end of period (000's) $5,628 $5,130 $5,488 $4,454 $2,365 $1,920
Portfolio Turnover(c)(g) 15% 29% 38% 71% 46% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

33
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory RS Global Fund
Class R6
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
May 2,
2019(a)
through
December 31,
2019
Net Asset Value, Beginning of Period $12.06 $15.11 $12.87 $11.07 $10.00
Investment Activities:
Net investment income (loss)(b) 0.14 0.22 0.20 0.08 0.13
Net realized and unrealized gains (losses) 1.90 (3.06) 2.73 1.83 1.12
Total from Investment Activities 2.04 (2.84) 2.93 1.91 1.25
Distributions to Shareholders from:
Net investment income — (0.21) (0.22) (0.10) (0.17)
Net realized gains — — (0.47) (0.01) (0.01)
Return of capital — —(c) — — —
Total Distributions — (0.21) (0.69) (0.11) (0.18)
Net Asset Value, End of Period $14.10 $12.06 $15.11 $12.87 $11.07
Total Return(d)(e) 16.92% (18.81)% 22.84% 17.27% 12.47%
Ratios to Average Net Assets:
Net Expenses(f)(g) 0.55% 0.55% 0.55% 0.55% 0.55%
Net Investment Income (Loss)(f) 2.12% 1.70% 1.35% 0.64% 1.85%
Gross Expenses(f)(g) 0.72% 0.73% 0.85% 1.16% 28.85%
Supplemental Data:
Net Assets at end of period (000's) $196,047 $138,665 $99,708 $46,776 $124
Portfolio Turnover(d)(h) 15% 29% 38% 71% 46%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Amount is less than $0.005 per share.
(d) Not annualized for periods less than one year.
(e) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(f) Annualized for periods less than one year.
(g) Does not include acquired fund fees and expenses, if any.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
34
See notes to financial statements.
Victory RS Global Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $16.28 $20.31 $17.12 $14.72 $11.42 $12.63
Investment Activities:
Net investment income (loss)(a) 0.18 0.29 0.26 0.20 0.26 0.23
Net realized and unrealized gains (losses) 2.56 (4.11) 3.62 2.34 3.24 (0.89)
Total from Investment Activities 2.74 (3.82) 3.88 2.54 3.50 (0.66)
Distributions to Shareholders from:
Net investment income — (0.21) (0.22) (0.13) (0.19) (0.19)
Net realized gains — — (0.47) (0.01) (0.01) (0.36)
Return of capital — —(b) — — — —
Total Distributions — (0.21) (0.69) (0.14) (0.20) (0.55)
Net Asset Value, End of Period $19.02 $16.28 $20.31 $17.12 $14.72 $11.42
Total Return(c)(d) 16.83% (18.82)% 22.78% 17.27% 30.69% (5.17)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.60% 0.60% 0.60% 0.60% 0.60% 0.70%
Net Investment Income (Loss)(e) 2.04% 1.67% 1.34% 1.38% 1.95% 1.80%
Gross Expenses(e)(f) 0.83% 0.84% 0.96% 1.10% 1.17% 1.20%
Supplemental Data:
Net Assets at end of period (000's) $238,678 $196,898 $169,687 $114,295 $52,541 $25,544
Portfolio Turnover(c)(g) 15% 29% 38% 71% 46% 58%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

35
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $17.10 $22.69 $24.70 $21.37 $17.45 $22.52
Investment Activities:
Net investment income (loss)(a) 0.15 0.40 0.18 0.10 0.37 0.24
Net realized and unrealized gains (losses) 1.26 (5.48) (1.26) 3.45 3.65 (4.54)
Total from Investment Activities 1.41 (5.08) (1.08) 3.55 4.02 (4.30)
Distributions to Shareholders from:
Net investment income — (0.51) (0.26) (0.22) (0.10) (0.13)
Net realized gains — — (0.66) — — (0.64)
Return of capital — — (0.01) — — —
Total Distributions — (0.51) (0.93) (0.22) (0.10) (0.77)
Net Asset Value, End of Period $18.51 $17.10 $22.69 $24.70 $21.37 $17.45
Total Return (excludes sales charge)(b)(c) 8.25% (22.41)% (4.35)% 16.73% 22.96% (19.08)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.34% 1.34% 1.34% 1.34% 1.34% 1.34%
Net Investment Income (Loss)(d) 1.69% 2.08% 0.69% 0.47% 1.95% 1.11%
Gross Expenses(d)(e) 1.65% 1.63% 1.60% 1.64% 1.62% 1.61%
Supplemental Data:
Net Assets at end of period (000's) $38,273 $39,819 $54,194 $60,206 $62,346 $56,823
Portfolio Turnover(b)(f) 44% 58% 85% 109% 96% 118%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
36
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $12.49 $16.69 $18.38 $15.94 $13.06 $17.07
Investment Activities:
Net investment income (loss)(a) 0.06 0.17 (0.03) (0.07) 0.14 0.05
Net realized and unrealized gains (losses) 0.91 (4.01) (0.92) 2.58 2.74 (3.42)
Total from Investment Activities 0.97 (3.84) (0.95) 2.51 2.88 (3.37)
Distributions to Shareholders from:
Net investment income — (0.36) (0.08) (0.07) — —(b)
Net realized gains — — (0.66) — — (0.64)
Return of capital — — —(b) — — —
Total Distributions — (0.36) (0.74) (0.07) — (0.64)
Net Asset Value, End of Period $13.46 $12.49 $16.69 $18.38 $15.94 $13.06
Total Return (excludes contingent deferred sales
charge)(c)(d) 7.77% (23.01)% (5.16)% 15.79% 22.05% (19.75)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 2.14% 2.14% 2.14% 2.14% 2.14% 2.14%
Net Investment Income (Loss)(e) 0.86% 1.18% (0.17)% (0.45)% 0.99% 0.31%
Gross Expenses(e)(f) 3.95% 3.39% 2.77% 2.69% 2.48% 2.40%
Supplemental Data:
Net Assets at end of period (000's) $725 $752 $1,684 $3,261 $5,787 $10,141
Portfolio Turnover(c)(g) 44% 58% 85% 109% 96% 118%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

37
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $15.93 $21.19 $23.13 $20.03 $16.37 $21.18
Investment Activities:
Net investment income (loss)(a) 0.12 0.33 0.11 0.05 0.31 0.18
Net realized and unrealized gains (losses) 1.17 (5.12) (1.18) 3.23 3.41 (4.26)
Total from Investment Activities 1.29 (4.79) (1.07) 3.28 3.72 (4.08)
Distributions to Shareholders from:
Net investment income — (0.47) (0.20) (0.18) (0.06) (0.09)
Net realized gains — — (0.66) — — (0.64)
Return of capital — — (0.01) — — —
Total Distributions — (0.47) (0.87) (0.18) (0.06) (0.73)
Net Asset Value, End of Period $17.22 $15.93 $21.19 $23.13 $20.03 $16.37
Total Return(b)(c) 8.10% (22.62)% (4.57)% 16.46% 22.64% (19.24)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.58% 1.58% 1.58% 1.58% 1.58% 1.58%
Net Investment Income (Loss)(d) 1.45% 1.85% 0.44% 0.25% 1.71% 0.89%
Gross Expenses(d)(e) 1.96% 1.94% 1.91% 1.95% 1.94% 1.91%
Supplemental Data:
Net Assets at end of period (000's) $8,989 $9,064 $11,840 $13,531 $13,817 $12,505
Portfolio Turnover(b)(f) 44% 58% 85% 109% 96% 118%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
38
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class R6
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $17.40 $23.08 $25.10 $21.68 $17.68 $22.81
Investment Activities:
Net investment income (loss)(a) 0.19 0.50 0.31 0.20 0.52 0.34
Net realized and unrealized gains (losses) 1.28 (5.59) (1.30) 3.52 3.65 (4.62)
Total from Investment Activities 1.47 (5.09) (0.99) 3.72 4.17 (4.28)
Distributions to Shareholders from:
Net investment income — (0.59) (0.35) (0.30) (0.17) (0.21)
Net realized gains — — (0.66) — — (0.64)
Return of capital — — (0.02) — — —
Total Distributions — (0.59) (1.03) (0.30) (0.17) (0.85)
Net Asset Value, End of Period $18.87 $17.40 $23.08 $25.10 $21.68 $17.68
Total Return(b)(c) 8.45% (22.06)% (3.93)% 17.28% 23.55% (18.73)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.89% 0.89% 0.89% 0.89% 0.89% 0.89%
Net Investment Income (Loss)(d) 2.13% 2.58% 1.17% 0.95% 2.69% 1.59%
Gross Expenses(d)(e) 1.19% 1.19% 1.17% 1.21% 1.22% 1.24%
Supplemental Data:
Net Assets at end of period (000's) $159,809 $159,001 $174,198 $115,637 $72,196 $29,228
Portfolio Turnover(b)(f) 44% 58% 85% 109% 96% 118%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

39
Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Sophus Emerging Markets Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $17.20 $22.83 $24.85 $21.48 $17.54 $22.64
Investment Activities:
Net investment income (loss)(a) 0.18 0.48 0.27 0.16 0.45 0.35
Net realized and unrealized gains (losses) 1.27 (5.53) (1.27) 3.50 3.65 (4.61)
Total from Investment Activities 1.45 (5.05) (1.00) 3.66 4.10 (4.26)
Distributions to Shareholders from:
Net investment income — (0.58) (0.34) (0.29) (0.16) (0.20)
Net realized gains — — (0.66) — — (0.64)
Return of capital — — (0.02) — — —
Total Distributions — (0.58) (1.02) (0.29) (0.16) (0.84)
Net Asset Value, End of Period $18.65 $17.20 $22.83 $24.85 $21.48 $17.54
Total Return(b)(c) 8.43% (22.15)% (4.01)% 17.10% 23.40% (18.77)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.99% 0.99% 0.99% 0.99% 0.99% 0.99%
Net Investment Income (Loss)(d) 2.05% 2.48% 1.05% 0.79% 2.32% 1.64%
Gross Expenses(d)(e) 1.33% 1.32% 1.29% 1.31% 1.30% 1.30%
Supplemental Data:
Net Assets at end of period (000's) $189,971 $191,226 $258,201 $280,364 $255,423 $178,132
Portfolio Turnover(b)(f) 44% 58% 85% 109% 96% 118%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2023
Victory Portfolios
40
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following three Funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory RS International RS International A, C, R, R6, and Y
Victory RS Global Fund RS Global Fund A, C, R, R6, and Y
Victory Sophus Emerging Markets Fund Sophus Emerging Markets Fund A, C, R, R6, and Y

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
41
(Unaudited)
In accordance with procedures adopted by the Board, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time the exchange on which they are traded closes and the time the Funds’ NAV is calculated. The Funds use a systematic valuation model, provided daily by an independent third party to fair value their international equity securities. These valuations are categorized as Level 2 in the fair value hierarchy.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
As of June 30, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic of foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Derivative Instruments:
Foreign Exchange Currency Contracts:
The Funds may enter into foreign exchange currency contracts to convert U.S. dollars to and from various foreign currencies. A foreign exchange currency contract is an obligation by a Fund to purchase or sell a specific currency at a future date at a price (in U.S. dollars) set at the time of the contract. The Funds do not engage in “cross-currency” foreign exchange contracts (i.e., contracts to purchase or sell one foreign currency in exchange for another foreign currency). The Funds’ foreign exchange currency contracts might be considered spot contracts
(typically a contract of one week or less) or forward contracts (typically a contract term over one week). A spot contract is entered into for purposes of hedging against foreign currency fluctuations relating to a specific portfolio transaction, such as the delay between a security transaction trade date and settlement date. Forward contracts are entered into for purposes of hedging portfolio holdings or concentrations of such holdings. Each foreign exchange currency contract is adjusted daily by the prevailing spot or forward rate of the underlying currency, and any appreciation or depreciation is recorded for financial statement purposes as unrealized until the contract settlement date, at which time the
Funds record realized gains or losses equal to the difference between the value of a contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if a counterparty is unable to meet the terms of a foreign exchange currency contract or if the value of the foreign currency changes unfavorably. In addition, the use of foreign exchange currency contracts does not eliminate fluctuations
Level 1 Level 2 Level 3 Total
RS International Fund
Common Stocks ............................ $ — $ 332,073,613 $ — $ 332,073,613
Exchange-Traded Funds ...................... 361,630 — — 361,630
Total .................................... $ 361,630 $ 332,073,613 $ — $ 332,435,243
RS Global Fund
Common Stocks ............................ 324,108,491 169,213,386 — 493,321,877
Exchange-Traded Funds ...................... 2,625,494 — — 2,625,494
Total .................................... $ 326,733,985 $ 169,213,386 $ — $ 495,947,371
Sophus Emerging Markets Fund
Common Stocks ............................ 81,189,409 309,909,009 72,713 391,171,131
Total .................................... $ 81,189,409 $ 309,909,009 $ 72,713 $ 391,171,131

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
42
(Unaudited)
in the underlying prices of the securities. The Funds enter into foreign exchange currency contracts solely for spot or forward hedging purposes, and not for speculative purposes (i.e., the Funds do not enter into such contracts solely for the purpose of earning foreign currency gains).  As of June 30, 2023, the Funds had no open forward foreign exchange currency contracts.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis.
Withholding taxes on interest, dividends, and gains as a result of certain investments by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
As of June 30, 2023, the Funds did not have any securities on loan.
Foreign Currency Translations:
The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations, if any, are disclosed as Net change in unrealized appreciation/depreciation on investment securities and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations, if any, are disclosed as Net realized gains (losses) from investment securities and foreign currency transactions on the Statements of Operations.
Foreign Taxes:
The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
43
(Unaudited)
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
4. Affiliated Fund Ownership:
The Funds offer shares for investment by other funds. The fund-of-funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by a fund-of-funds within its principal investment strategies may represent a significant portion of an underlying fund’s assets, and together with the investments of the other affiliated funds-of-funds, may represent a substantial portion or even all of an underlying fund’s net assets. The affiliated fund-of-funds’ annual and semi-annual reports may be viewed at vcm.com. As of June
30, 2023, certain fund-of-funds owned total outstanding shares of the Funds as follows:
5. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Excluding U.S. Government Securities
Purchases Sales
RS International Fund ................................................................ $ 51,406,438 $ 80,939,032
RS Global Fund .................................................................... 87,359,210 70,161,404
Sophus Emerging Markets Fund ........................................................ 177,136,635 212,716,932
RS International Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 6.5%
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16.9%
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 27.7%
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 18.6%
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.6%
RS Global Fund
Ownership %
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.3%
Sophus Emerging Markets Fund
Ownership %
Victory Target Retirement Income Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.1%
Victory Target Retirement 2030 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.4%
Victory Target Retirement 2040 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3.4%
Victory Target Retirement 2050 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 2.9%
Victory Target Retirement 2060 Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.4%
Victory Strategic Allocation Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.6%
Flat Rate
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
44
(Unaudited)
Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the
“Victory Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2023, the Distributor received $2,676 from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
RS International Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
45
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. There were no voluntary waivers or reimbursements for the six months ended June 30, 2023.
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
6. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Equity Risk — The value of the equity securities in which the Funds invest may decline in response to developments affecting individual companies and/or general economic conditions in the United States or abroad. A company’s earnings or dividends may not increase as expected
(or may decline) because of poor management, competitive pressures, reliance on particular suppliers or geographical regions, labor problems or shortages, corporate restructurings, fraudulent disclosures, man-made or natural disasters, military confrontations or wars, terrorism, public health crises, or other events, conditions and factors. Price changes may be temporary or last for extended periods.
Foreign Securities Risk — Foreign securities (including depositary receipts) are subject to political, regulatory, and economic risks not present in domestic investments. Foreign securities could be affected by factors not present in the United States, including expropriation, confiscation of property, and difficulties in enforcing contracts. Compared to U.S. companies, there generally is less publicly available information about foreign companies and there may be less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Depositary receipts may have additional risks, including creditworthiness of the depositary bank and the risk of an illiquid market. In addition, to the extent investments are made in a limited number of countries, events in those countries will have a more significant impact on the Funds. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies, currency exchange control regulations, and restrictions or prohibitions on the repatriation of foreign currencies may negatively affect an investment.
Emerging Markets Risk — The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their business activities in emerging markets or whose securities are traded principally in emerging markets. The risks of investing in emerging markets include the risks of illiquidity, increased price volatility, smaller-market capitalizations, limited reliable access to capital, less government regulation (including limitations on the available rights and remedies), market manipulation concerns, less extensive and less frequent recordkeeping, accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody, risks related to foreign investment structures, substantial economic and political disruptions and the nationalization of foreign deposits or assets.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical
In effect until April 30, 2024
Class A Class C Class R Class R6 Class Y
RS International . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.13% 1.88% 1.38% 0.83% 0.88%
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.60% 1.10% 0.55% 0.60%
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.34% 2.14% 1.58% 0.89% 0.99%
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
RS International Fund ........................................ $ 279,061 $ 478,133 $ 438,795 $ 206,643 $ 1,402,632
RS Global Fund ............................................ 420,512 1,055,678 899,922 521,685 2,897,797
Sophus Emerging Markets Fund ................................ 571,720 1,536,446 1,401,240 658,494 4,167,900

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
46
(Unaudited)
events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.
7. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month Secured Overnight Financing Rate (SOFR) plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the period ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the period ended June 30, 2023.
8. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets
Amount
Outstanding at
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . $— $1,800,000 5.46% $1,800,000
Borrower or
Lender
Amount
Outstanding at
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
RS International Fund . . . . . . . . . . . . . . . . . . . . Borrower $— $2,873,500 5.33% $2,906,000
Sophus Emerging Markets Fund . . . . . . . . . . . . . . Borrower — 5,173,583 5.36% 9,589,000
Declared Paid
RS International . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
RS Global Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually
Sophus Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Annually Annually

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
47
(Unaudited)
based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2022, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
9. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Short-Term
Amount
Long-Term
Amount Total
RS International Fund ................................................... $ 4,844,835 $ 8,010,398 $ 12,855,233
RS Global Fund ....................................................... 9,064,090 3,034,403 12,098,493
Sophus Emerging Markets Fund ........................................... 30,127,105 8,301,661 38,428,766

Supplemental Information
June 30, 2023
Victory Portfolios
48
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
RS International Fund
Class A ...............................
$ 1,000.00 $ 1,108.50 $ 1,019.19 $ 5.91 $ 5.66 1.13%
Class C ...............................
1,000.00 1,103.50 1,015.47 9.81 9.39 1.88%
Class R ...............................
1,000.00 1,107.10 1,017.95 7.21 6.90 1.38%
Class R6 ..............................
1,000.00 1,110.00 1,020.68 4.34 4.16 0.83%
Class Y ...............................
1,000.00 1,110.20 1,020.43 4.60 4.41 0.88%
RS Global Fund
Class A ...............................
1,000.00 1,167.00 1,020.58 4.57 4.26 0.85%
Class C ...............................
1,000.00 1,163.00 1,016.86 8.58 8.00 1.60%
Class R ...............................
1,000.00 1,165.90 1,019.34 5.91 5.51 1.10%
Class R6 ..............................
1,000.00 1,169.20 1,022.07 2.96 2.76 0.55%
Class Y ...............................
1,000.00 1,168.30 1,021.82 3.23 3.01 0.60%
Sophus Emerging Markets Fund
Class A ...............................
1,000.00 1,082.50 1,018.15 6.92 6.71 1.34%
Class C ...............................
1,000.00 1,077.70 1,014.18 11.02 10.69 2.14%
Class R ...............................
1,000.00 1,081.00 1,016.96 8.15 7.90 1.58%
Class R6 ..............................
1,000.00 1,084.50 1,020.38 4.60 4.46 0.89%
Class Y ...............................
1,000.00 1,084.30 1,019.89 5.12 4.96 0.99%

Supplemental Information — continued
June 30, 2023
Victory Portfolios
49
(Unaudited)
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios
50
(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each
Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a highly liquid investment minimum. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
VPRSIF-SAR (6/23)

June 30, 2023
Semi Annual Report
Victory INCORE Low Duration Bond Fund
Victory High Yield Fund
Victory Tax-Exempt Fund
Victory High Income Municipal Bond Fund
Victory Floating Rate Fund

vcm.com
News, Information And Education 24 Hours A Day, 7 Days A Week
The Victory Capital website gives fund shareholders, prospective shareholders, and investment professionals a convenient way to access fund information, get guidance, and track fund performance anywhere they can access the Internet. The site includes:
Detailed performance records
Daily share prices
The latest fund news
Investment resources to help you become a better investor
A section dedicated to investment professionals
Whether you’re a potential investor searching for the fund that matches your investment philosophy, a seasoned investor interest-
ed in planning tools, or an investment professional, vcm.com has what you seek. Visit us anytime. We’re always open.

Victory
Portfolios
1
Investment Objectives and Portfolio Holdings 3
Schedules of Portfolio Investments
Victory INCORE Low Duration Bond Fund
8
Victory High Yield Fund
15
Victory Tax-Exempt Fund
20
Victory High Income Municipal Bond
23
Victory Floating Rate Fund
27
Financial Statements
Statements of Assets and Liabilities
33
Statements of Operations
35
Statements of Changes in Net Assets
37
Financial Highlights
41
Notes to Financial Statements 61
Supplemental Information 73
Proxy Voting and Portfolio Holdings Information
73
Expense Examples
73
Liquidity Risk Management Program
75
Privacy Policy (inside back cover)

2
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
Visit our website at:
vcm.com
IRA DISTRIBUTION WITHHOLDING DISCLOSURE
We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state’s tax rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. Any withholding election that you make will apply to any subsequent distribution unless and until you change or revoke the election. If you wish to make a withholding election, or change or revoke a prior withholding election, call 800-539-3863 (800-235-8396 for Member Class) and form W-4P (OMB No. 1545-0074 withholding certificate for pension or annuity payments) will be electronically sent.
If you do not have a withholding election in place by the date of a distribution, federal income tax will be withheld from the taxable portion of your distribution at a rate of 10%. If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.
For more specific information, please consult your tax adviser.
The Funds are distributed by Victory Capital Services, Inc. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the
Victory Funds.
For additional information about any Victory Fund, including fees, expenses, and risks, view our prospectus online at vcm.com or call
800-539-3863 (800-235-8396 for Member Class). Read it carefully before you invest or send money.
The information in this report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the Funds, markets or securities mentioned herein should not be considered to be indicative of future results.
NOT FDIC INSURED NO BANK GUARANTEE MAY LOSE VALUE
INVESTMENTS INVOLVE RISK PRINCIPAL LOSS IS POSSIBLE

3
Victory Portfolios
Victory INCORE Low Duration Bond Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income consistent with preservation of capital.
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining investments which are under 2% of the net assets of the Fund.
ABS
—
Asset-Backed Securities
CMO
—
Collateralized Mortgage Obligations
MBS
—
Mortgage-Backed Securities

4
Victory Portfolios
Victory High Yield Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide current income. Capital appreciation is a secondary objective.
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

5
Victory Portfolios
Victory Tax-Exempt Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to maximize current income exempt from federal income taxes, consistent with the preservation of capital.
Top 10 Industries*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
General
15.6%
Medical
10.6%
Education
9.2%
Nursing Homes
8.7%
Water
7.9%
Higher Education
7.2%
School District
7.0%
General Obligation
6.6%
Transportation
6.4%
Development
5.7%

6
Victory Portfolios
Victory High Income Municipal Bond
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high current income exempt from federal income tax with a secondary objective of capital appreciation.
Top 10 Industries*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
Education
25.7%
Development
15.7%
Nursing Homes
13.4%
General
11.2%
Higher Education
8.4%
Medical
7.1%
Transportation
6.8%
Power
4.7%
General Obligation
2.8%
Housing
2.1%

7
Victory Portfolios
Victory Floating Rate Fund
June 30, 2023
Investment Objective and Portfolio Holdings:
(Unaudited)
The Fund seeks to provide a high level of current income.
Top 10 Holdings*:
June 30, 2023
(% of Net Assets)
Sector Allocation*:
June 30, 2023
(% of Net Assets)
Does not include futures contracts, money market instruments, and short-term investments purchased with cash collateral from securities loaned.
Percentages are of the net assets of the Fund and may not equal 100%.
Refer to the Schedule of Portfolio Investments for a complete list of securities.
WestJet Airlines Ltd., Initial Term Loan, First Lien
1.9%
Fertitta Entertainment LLC, Initial B Term Loan, First Lien
1.8%
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien
1.7%
Hertz Corp., Initial Term B Loans, First Lien
1.5%
Bally's Corp., Term B Facility Loans, First Lien
1.5%
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien
1.5%
Air Canada, Term Loan, First Lien
1.5%
Mileage Plus Holdings LLC, Initial Term Loan, First Lien
1.5%
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien
1.4%
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien
1.3%
** Other includes the remaining investments which are under 2% of the net assets of the Fund.

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory INCORE Low Duration Bond Fund
8
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Asset-Backed Securities (10.7%)
ABS Auto (10.7%):
AmeriCredit Automobile Receivables Trust, Series 2021-1, Class C, 0.89%, 10/19/26, Callable
3/18/25 @ 100 ..................................................... $ 1,815,000 $ 1,688,566
CarMax Auto Owner Trust, Series 2020-4, Class B, 0.85%, 6/15/26, Callable 11/15/24 @ 100 434,000 404,924
Foursight Capital Automobile Receivables Trust, Series 2023-1, Class A3, 5.39%, 12/15/27,
Callable 4/15/26 @ 100(a) ............................................ 1,460,000 1,443,665
GM Financial Automobile Leasing Trust, Series 2021-1, Class C, 0.70%, 2/20/25, Callable
7/20/23 @ 100 ..................................................... 1,168,000 1,165,324
GM Financial Consumer Automobile Receivables Trust, Series 2021-2, Class C, 1.28%,
1/19/27, Callable 4/16/25 @ 100 ........................................ 886,000 816,567
JPMorgan Chase Bank NA, Series 2021-2, Class B, 0.89%, 12/26/28, Callable 4/25/25 @
100(a) ........................................................... 305,096 294,987
Santander Drive Auto Receivables Trust, Series 2022-2, Class B, 3.44%, 9/15/27, Callable
7/15/25 @ 100 ..................................................... 750,000 725,749
Santander Drive Auto Receivables Trust, Series 2023-1, Class B, 4.98%, 2/15/28, Callable
10/15/25 @ 100 .................................................... 550,000 539,892
Santander Drive Auto Receivables Trust, Series 2021-3, Class C, 0.95%, 9/15/27, Callable
3/15/25 @ 100 ..................................................... 905,389 887,148
Santander Drive Auto Receivables Trust, Series 2021-2, Class C, 0.90%, 6/15/26, Callable
3/15/25 @ 100 ..................................................... 683,735 673,309
Santander Drive Auto Receivables Trust, Series 2021-1, Class C, 0.75%, 2/17/26, Callable
12/15/24 @ 100 .................................................... 333,052 330,402
Santander Retail Auto Lease Trust, Series 2021-A, Class C, 1.14%, 3/20/26, Callable 2/20/24
@ 100(a) ......................................................... 2,200,000 2,124,223
United Auto Credit Securitization Trust, Series 2022-1, Class C, 2.61%, 6/10/27, Callable
11/10/25 @ 100(a) .................................................. 731,000 718,572
Westlake Automobile Receivables Trust, Series 2021-1A, Class C, 0.95%, 3/16/26, Callable
12/15/24 @ 100(a) .................................................. 1,230,000 1,200,457
Westlake Automobile Receivables Trust, Series 2021-2A, Class C, 0.89%, 7/15/26, Callable
4/15/25 @ 100(a) ................................................... 1,223,000 1,168,642
Westlake Automobile Receivables Trust, Series 2022-1A, Class C, 3.11%, 3/15/27, Callable
8/15/25 @ 100(a) ................................................... 1,000,000 959,114
Westlake Automobile Receivables Trust, Series 2023-1A, Class B, 5.41%, 1/18/28, Callable
3/15/26 @ 100(a) ................................................... 750,000 740,212
Westlake Automobile Receivables Trust, Series 2023-2A, Class B, 6.14%, 3/15/28, Callable
10/15/26 @ 100(a) .................................................. 1,500,000 1,501,195
17,382,948
Total Asset-Backed Securities (Cost $17,893,806) 17,382,948
Collateralized Mortgage Obligations (20.8%)
Commercial MBS (20.8%):
Banc of America Commercial Mortgage Trust, Series 2015-UBS7, Class A4, 3.71%, 9/15/48,
Callable 9/15/25 @ 100 .............................................. 1,000,000 944,247
Bank, Series 2017-BNK9, Class A3, 3.28%, 11/15/54, Callable 12/15/29 @ 100 .......... 855,056 794,474
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4, 3.28%, 5/10/58, Callable
5/10/26 @ 100 ..................................................... 489,000 452,753
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A2, 3.60%, 1/10/48, Callable
1/10/26 @ 100 ..................................................... 494,860 466,372
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 1/10/48, Callable
1/10/26 @ 100 ..................................................... 925,000 872,973
Citigroup Commercial Mortgage Trust, Series 2016-P4, Class A4, 2.90%, 7/10/49, Callable
7/10/26 @ 100 ..................................................... 1,226,000 1,121,981
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A4, 3.78%, 9/10/58, Callable
5/10/26 @ 100 ..................................................... 1,502,000 1,422,560
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.72%, 9/15/48, Callable
5/15/26 @ 100 ..................................................... 2,237,000 2,123,681
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class A4, 3.19%, 4/10/48, Callable
4/10/25 @ 100 ..................................................... 1,854,000 1,754,695
COMM Mortgage Trust, Series 2015-CR25, Class A4, 3.76%, 8/10/48, Callable 8/10/25 @
100 ............................................................. 1,219,000 1,156,872

Victory Portfolios
Victory INCORE Low Duration Bond Fund
9
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 6/15/57, Callable
5/15/25 @ 100 ..................................................... $ 667,000 $ 633,306
CSAIL Commercial Mortgage Trust, Series 2016-C6, Class A5, 3.09%, 1/15/49, Callable
5/15/26 @ 100 ..................................................... 696,000 643,267
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4, 3.81%, 11/15/48, Callable
11/15/25 @ 100 .................................................... 832,000 787,964
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4, 3.72%, 8/15/48, Callable
8/15/25 @ 100 ..................................................... 1,280,899 1,213,315
GS Mortgage Securities Trust, Series 2015-GC32, Class A4, 3.76%, 7/10/48, Callable 7/10/25
@ 100 ........................................................... 1,098,000 1,039,727
GS Mortgage Securities Trust, Series 2016-GS2, Class A4, 3.05%, 5/10/49, Callable 5/10/26 @
100 ............................................................. 1,778,000 1,643,930
GS Mortgage Securities Trust, Series 2015-GC30, Class A4, 3.38%, 5/10/50, Callable 5/10/25
@ 100 ........................................................... 1,624,000 1,537,894
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class A3, 3.80%, 8/15/48,
Callable 8/15/25 @ 100 .............................................. 453,164 427,059
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4, 3.23%, 10/15/48,
Callable 4/15/25 @ 100 .............................................. 1,191,000 1,123,333
JPMBB Commercial Mortgage Securities Trust, Series 2016-C1, Class A5, 3.58%, 3/17/49,
Callable 2/15/26 @ 100 .............................................. 1,950,000 1,829,571
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class A4, 3.77%, 12/15/48,
Callable 11/15/25 @ 100 ............................................. 2,265,000 2,140,712
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C29, Class A4, 3.33%,
5/15/49, Callable 5/15/26 @ 100 ........................................ 2,018,000 1,876,794
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4, 3.64%, 6/15/48, Callable
6/15/25 @ 100 ..................................................... 1,597,000 1,515,358
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class A4, 3.66%, 9/15/58, Callable
8/15/25 @ 100 ..................................................... 1,248,000 1,181,288
Wells Fargo Commercial Mortgage Trust, Series 2015-P2, Class A4, 3.81%, 12/15/48, Callable
12/15/25 @ 100 .................................................... 532,000 502,074
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A4, 3.54%, 5/15/48, Callable
5/15/25 @ 100 ..................................................... 942,000 894,877
Wells Fargo Commercial Mortgage Trust, Series 2016-NXS6, Class A4, 2.92%, 11/15/49,
Callable 10/15/26 @ 100 ............................................. 1,690,000 1,546,376
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class A4, 3.70%, 11/15/48,
Callable 11/15/25 @ 100 ............................................. 2,243,000 2,116,007
33,763,460
Total Collateralized Mortgage Obligations (Cost $35,511,532) 33,763,460
Convertible Corporate Bonds (5.3%)
Consumer Discretionary (1.0%):
Booking Holdings, Inc., 0.75%, 5/1/25(b) ..................................... 525,000 787,872
Expedia Group, Inc., 2/15/26(c) ............................................. 590,000 517,079
Ford Motor Co., 3/15/26(c) ................................................ 290,000 317,212
1,622,163
Energy (0.8%):
Pioneer Natural Resources Co., 0.25%, 5/15/25 ................................. 565,000 1,242,054
Financials (0.9%):
Ares Capital Corp., 4.63%, 3/1/24 ........................................... 730,000 733,505
Barclays Bank PLC
2/4/25(c) ........................................................ 270,000 465,164
2/18/25(c) ....................................................... 230,000 235,085
1,433,754
Health Care (0.3%):
Illumina, Inc., 8/15/23(c) ................................................. 530,000 525,765
Industrials (1.0%):
Block, Inc., 0.25%, 11/1/27 ................................................ 195,000 149,821
Euronet Worldwide, Inc., 0.75%, 3/15/49, Callable 3/20/25 @ 100 .................... 730,000 710,701

Victory Portfolios
Victory INCORE Low Duration Bond Fund
10
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Southwest Airlines Co., 1.25%, 5/1/25(b) ...................................... $ 710,000 $ 819,475
1,679,997
Information Technology (1.0%):
Akamai Technologies, Inc., 0.13%, 5/1/25 ..................................... 375,000 400,733
Vishay Intertechnology, Inc., 2.25%, 6/15/25 ................................... 225,000 247,013
Western Digital Corp., 1.50%, 2/1/24 ......................................... 995,000 964,543
1,612,289
Real Estate (0.3%):
Kite Realty Group LP, 0.75%, 4/1/27(a) ....................................... 435,000 414,491
Total Convertible Corporate Bonds (Cost $7,885,111) 8,530,513
Shares
Convertible Preferred Stocks (1.7%)
Financials (1.1%):
Bank of America Corp., Series L, 7.25%(d) .................................... 655 767,542
KKR & Co., Inc., Series C, 9/15/23, 6.00% .................................... 6,495 429,319
Wells Fargo & Co., Series L, 7.50%(d) ........................................ 550 633,600
1,830,461
Utilities (0.6%):
American Electric Power Co., Inc., 8/15/23, 6.13% ............................... 3,530 175,370
NextEra Energy, Inc., 9/1/25, 6.93% ......................................... 14,310 648,100
NiSource, Inc., 3/1/24, 7.75% .............................................. 1,710 173,993
997,463
Total Convertible Preferred Stocks (Cost $3,157,562) 2,827,924
Principal Amount
Corporate Bonds (39.1%)
Communication Services (1.7%):
Charter Communications Operating LLC/Charter Communications Operating Capital, 4.50%,
2/1/24, Callable 1/1/24 @ 100 .......................................... 496,000 491,391
Fox Corp., 4.03%, 1/25/24, Callable 12/25/23 @ 100 ............................. 1,388,000 1,372,686
Hughes Satellite Systems Corp., 6.63%, 8/1/26 .................................. 550,000 516,010
Verizon Communications, Inc., 3.38%, 2/15/25 .................................. 354,000 342,084
2,722,171
Consumer Discretionary (2.2%):
General Motors Financial Co., Inc.
5.10%, 1/17/24, Callable 12/17/23 @ 100 ................................. 1,549,000 1,541,705
5.40%, 4/6/26 ..................................................... 934,000 923,397
Kohl's Corp., 4.25%, 7/17/25, Callable 4/17/25 @ 100 ............................ 1,194,000 1,115,037
3,580,139
Consumer Staples (2.1%):
Altria Group, Inc., 4.40%, 2/14/26, Callable 12/14/25 @ 100 ........................ 322,000 315,285
Molson Coors Beverage Co., 3.00%, 7/15/26, Callable 4/15/26 @ 100 ................. 800,000 747,564
Philip Morris International, Inc., 4.88%, 2/13/26 ................................. 1,260,000 1,250,981
Tyson Foods, Inc., 3.95%, 8/15/24, Callable 5/15/24 @ 100 ......................... 1,170,000 1,148,363
3,462,193
Energy (3.4%):
Continental Resources, Inc., 2.27%, 11/15/26, Callable 11/15/23 @ 100(a) .............. 797,000 708,760
HollyFrontier Corp., 2.63%, 10/1/23 ......................................... 971,000 960,346
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100 .................... 1,875,000 1,839,975
Pioneer Natural Resources Co., 5.10%, 3/29/26 ................................. 1,945,000 1,934,650
5,443,731
Financials (15.7%):
American Express Co., 4.90%, 2/13/26, Callable 1/13/26 @ 100 ..................... 1,260,000 1,247,765
Bank of America Corp.
4.20%, 8/26/24, MTN ................................................ 1,660,000 1,629,103
6.14% (SOFR+105bps), 2/4/28, Callable 2/4/27 @ 100(e) ...................... 2,016,000 2,008,127
Capital One Financial Corp.

Victory Portfolios
Victory INCORE Low Duration Bond Fund
11
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
3.30%, 10/30/24, Callable 9/30/24 @ 100 ................................. $ 684,000 $ 657,199
1.34% (SOFR+69bps), 12/6/24, Callable 12/6/23 @ 100(e) ..................... 1,695,000 1,650,172
2.64% (SOFR+129bps), 3/3/26, Callable 3/3/25 @ 100(e) ...................... 2,052,000 1,915,434
Citigroup, Inc., 3.11% (SOFR+284bps), 4/8/26, Callable 4/8/25 @ 100(e) .............. 2,772,000 2,646,731
Dana Financing Luxembourg Sarl, 5.75%, 4/15/25, Callable 8/7/23 @ 100(a) ............ 386,000 380,698
Fifth Third Bancorp, 3.65%, 1/25/24, Callable 12/25/23 @ 100 ...................... 799,000 787,454
JPMorgan Chase & Co.
2.30% (SOFR+116bps), 10/15/25, Callable 10/15/24 @ 100(e) .................. 1,000,000 953,276
2.60% (SOFR+92bps), 2/24/26, Callable 2/24/25 @ 100(e) ..................... 933,000 885,273
6.27% (SOFR+118bps), 2/24/28, Callable 2/24/27 @ 100(e) .................... 1,350,000 1,351,217
Morgan Stanley, 5.52% (SOFR+46bps), 1/25/24, Callable 12/25/23 @ 100(e) ............ 2,575,000 2,572,588
State Street Corp., 5.75% (SOFR+135bps), 11/4/26, Callable 11/4/25 @ 100(e) ........... 1,907,000 1,916,727
The Bank of New York Mellon Corp., 4.41% (SOFR+135bps), 7/24/26, Callable 7/24/25 @
100(e) ........................................................... 1,783,000 1,745,018
The Goldman Sachs Group, Inc., 6.94% (SOFR+185bps), 3/15/28, Callable 3/15/27 @ 100(e) 500,000 507,123
Wells Fargo & Co.
0.81% (SOFR+51bps), 5/19/25, Callable 5/19/24 @ 100, MTN(e) ................ 585,000 557,731
2.41% (SOFR+109bps), 10/30/25, Callable 10/30/24 @ 100, MTN(e) ............. 2,077,000 1,978,945
25,390,581
Health Care (4.0%):
Amgen, Inc., 5.51%, 3/2/26, Callable 3/2/24 @ 100 .............................. 1,255,000 1,251,949
Centene Corp., 4.25%, 12/15/27, Callable 7/24/23 @ 102.13 ........................ 621,000 581,085
HCA, Inc., 5.00%, 3/15/24 ................................................ 2,479,000 2,462,015
Humana, Inc., 5.70%, 3/13/26, Callable 3/13/24 @ 100 ............................ 932,000 932,573
Universal Health Services, Inc., 1.65%, 9/1/26, Callable 8/1/26 @ 100(a) ............... 1,387,000 1,215,593
6,443,215
Industrials (0.4%):
EnPro Industries, Inc., 5.75%, 10/15/26, Callable 8/7/23 @ 102.88 .................... 725,000 705,905
Information Technology (4.1%):
Arrow Electronics, Inc., 6.13%, 3/1/26, Callable 3/1/24 @ 100 ...................... 1,517,000 1,513,224
Broadcom Corp./Broadcom Cayman Finance Ltd., 3.63%, 1/15/24, Callable 11/15/23 @ 100 . 2,175,000 2,148,069
Cadence Design Systems, Inc., 4.38%, 10/15/24, Callable 7/15/24 @ 100 ............... 1,173,000 1,153,438
KLA Corp., 4.65%, 11/1/24, Callable 8/1/24 @ 100 .............................. 144,000 141,976
Micron Technology, Inc., 4.98%, 2/6/26, Callable 12/6/25 @ 100(b) ................... 1,200,000 1,181,693
NCR Corp., 5.00%, 10/1/28, Callable 10/1/23 @ 102.5(a) .......................... 642,000 574,281
6,712,681
Materials (1.2%):
Southern Copper Corp., 3.88%, 4/23/25 ....................................... 2,050,000 1,991,381
Real Estate (1.4%):
Equinix, Inc., 1.25%, 7/15/25, Callable 6/15/25 @ 100 ............................ 700,000 639,233
Iron Mountain, Inc., 5.25%, 7/15/30, Callable 7/15/25 @ 102.63(a) ................... 638,000 574,885
Regency Centers LP, 3.90%, 11/1/25, Callable 8/1/25 @ 100 ........................ 1,194,000 1,127,932
2,342,050
Utilities (2.9%):
Ameren Corp., 2.50%, 9/15/24, Callable 8/15/24 @ 100 ........................... 588,000 563,840
Exelon Corp., 3.95%, 6/15/25, Callable 3/15/25 @ 100 ............................ 591,000 572,068
Pinnacle West Capital Corp., 1.30%, 6/15/25, Callable 5/15/25 @ 100 ................. 800,000 728,155
WEC Energy Group, Inc., 5.00%, 9/27/25, Callable 8/27/25 @ 100 ................... 2,870,000 2,844,386
4,708,449
Total Corporate Bonds (Cost $65,671,228) 63,502,496
Residential Mortgage-Backed Securities (0.8%)
Private CMO Other (0.8%):
GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.50%, 1/25/20 ............... 14,733 13,536
JPMorgan Mortgage Trust, Series 2014-5, Class A11, 2.77%, 10/25/29, Callable 2/25/24 @
100(a)(f) ......................................................... 938,177 885,868

Victory Portfolios
Victory INCORE Low Duration Bond Fund
12
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
JPMorgan Mortgage Trust, Series 2017-3, Class 2A2, 2.50%, 8/25/47, Callable 9/25/26 @
100(a)(f) ......................................................... $ 539,521 $ 447,512
1,346,916
Total Residential Mortgage-Backed Securities (Cost $1,495,818) 1,346,916
Yankee Dollars (6.6%)
Energy (0.7%):
Canadian Natural Resources Ltd., 3.80%, 4/15/24, Callable 1/15/24 @ 100 .............. 1,180,000 1,161,114
Financials (3.4%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 1.75%, 1/30/26, Callable 12/30/25
@ 100 ........................................................... 1,100,000 987,895
HSBC Holdings PLC, 1.16% (SOFR+58bps), 11/22/24, Callable 11/22/23 @ 100(e) ....... 1,000,000 978,435
NXP BV/NXP Funding LLC, 5.35%, 3/1/26, Callable 1/1/26 @ 100 .................. 1,000,000 994,057
Pfizer Investment Enterprises Pte Ltd., 4.45%, 5/19/26, Callable 4/19/26 @ 100 .......... 1,275,000 1,259,424
The Toronto-Dominion Bank, 2.35%, 3/8/24 ................................... 1,359,000 1,327,773
5,547,584
Industrials (0.4%):
Sensata Technologies BV, 4.00%, 4/15/29, Callable 4/15/24 @ 102(a) ................. 606,000 539,408
Materials (1.7%):
Anglo American Capital PLC, 3.63%, 9/11/24(a) ................................ 2,880,000 2,799,486
Utilities (0.4%):
Enel Generacion Chile SA, 4.25%, 4/15/24, Callable 1/15/24 @ 100 .................. 655,000 642,256
Total Yankee Dollars (Cost $11,187,145) 10,689,848
U.S. Government Mortgage-Backed Agencies (3.0%)
Federal Home Loan Mortgage Corporation
Series 20, Class H, 5.50%, 10/25/23 ..................................... 76 75
7.00%, 9/1/38 ..................................................... 2,041 2,174
Series 4320, Class AP, 3.50%, 7/15/39 .................................... 541,972 519,049
Series 3713, Class PA, 2.00%, 2/15/40 - 3/15/40 ............................. 956,156 921,379
5.00%, 8/1/40 ..................................................... 349,856 352,963
1,795,640
Federal National Mortgage Association
6.00%, 2/1/37 ..................................................... 587,199 609,642
Series 2013-33, Class UD, 2.50%, 4/25/39 ................................. 71,139 70,254
Series 2011-21, Class PA, 4.50%, 5/25/40 ................................. 1,039,650 1,017,592
5.00%, 2/1/41 - 10/1/41 .............................................. 1,420,513 1,431,564
3,129,052
Total U.S. Government Mortgage-Backed Agencies (Cost $5,269,186) 4,924,692
U.S. Treasury Obligations (8.5%)
U.S. Treasury Notes, 3.50%, 9/15/25 ......................................... 14,125,000 13,742,080
Total U.S. Treasury Obligations (Cost $13,912,045) 13,742,080
Shares
Collateral for Securities Loaned (1.4%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(g) ........ 548,922 548,922
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(g) ............ 548,922 548,922
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(g) ............... 548,922 548,922

Victory Portfolios
Victory INCORE Low Duration Bond Fund
13
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Shares Value
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(g) . 548,922 $ 548,922
Total Collateral for Securities Loaned (Cost $2,195,688) 2,195,688
Total Investments (Cost $164,179,121) — 97.9% 158,906,565
Other assets in excess of liabilities — 2.1% 3,364,071
NET ASSETS - 100.00% $ 162,270,636
^ Purchased with cash collateral from securities on loan.
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$18,692,049 and amounted to 11.5% of net assets.
(b) All or a portion of this security is on loan.
(c) Zero-coupon bond.
(d) Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(e) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(f) The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at June 30, 2023.
(g) Rate disclosed is the daily yield on June 30, 2023.
ABS
—
Asset-Backed Securities
bps—Basis points
CMO
—
Collateralized Mortgage Obligations
LLC—Limited Liability Company
LP—Limited Partnership
MBS
—
Mortgage-Backed Securities
MTN—Medium Term Note
PLC—Public Limited Company
SOFR
—
Secured Overnight Financing Rate
Futures Contracts Purchased
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
2-Year U.S. Treasury Note Futures ....... 175 9/29/23 $ 36,125,878 $ 35,585,157 $ (540,721)
Australian Dollar Futures ............. 16 9/18/23 1,049,739 1,068,480 18,741
Canadian Dollar Futures .............. 24 9/19/23 1,778,609 1,815,120 36,511
$ (485,469)
Futures Contracts Sold
Number of
Contracts
Expiration
Date
Notional
Amount Value
Unrealized
Appreciation
(Depreciation)
10-Year U.S. Treasury Note Futures ...... 22 9/20/23 $ 2,515,309 $ 2,469,844 $ 45,465
5-Year U.S. Treasury Note Futures ....... 39 9/29/23 4,261,815 4,176,656 85,159
British Pound Futures ................ 31 9/18/23 2,427,065 2,460,431 (33,366)
Euro FX Futures ................... 12 9/18/23 1,618,707 1,642,949 (24,242)
Japanese Yen Futures ................ 29 9/18/23 2,655,179 2,542,031 113,148
Mexican Peso Futures ................ 51 9/18/23 1,421,620 1,465,740 (44,120)
Micro E-Mini S&P 500 Index Futures .... 298 9/15/23 6,537,256 6,687,492 (150,236)
Ultra Long Term U.S. Treasury Bond Futures 5 9/20/23 675,136 681,094 (5,958)
$ (14,150)
Total unrealized appreciation $ 299,024
Total unrealized depreciation (798,643)
Total net unrealized appreciation (depreciation) $ (499,619)

Victory Portfolios
Victory INCORE Low Duration Bond Fund
14
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Centrally Cleared
Credit Default Swap Agreements - Sell Protection(a)
Underlying Instruments
Fixed Deal
Receive
Rate
Maturity
Date
Payment
Frequency
Implied
Credit
Spread at
June 30,
2023(b)
Notional
Amount(c) Value
Premiums
Paid
(Received)
Unrealized
Appreciation
(Depreciation)
CDX North America High
Yield Index; Series 40 . 5.00% 6/20/28 Quarterly 4.28% $ 11,000,000 $ 318,225 $ 14,278 $ 303,947
$ 318,225 $ 14,278 $ 303,947
(a) When a credit event occurs as defined under the terms of the swap agreement, the Fund as a seller of credit protection will either (i) pay to the buyer of protection an amount equal to the par value of the defaulted reference entity or (ii) pay a net amount equal to the par value of the defaulted reference entity less its recovery value.
(b) Implied credit spread, represented in absolute terms, utilized in determining the value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement.
Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.
(c) The notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North America High Yield Index.

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory High Yield Fund
15
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.3%)
Communication Services (0.1%):
Altice USA, Inc., Class A(a) ............................................... 38,825 $ 117,251
iHeartMedia, Inc., Class A(a) .............................................. 30,500 111,020
228,271
Consumer Discretionary (0.2%):
Men's Wearhouse, Inc.(b) ................................................. 31,563 368,246
Health Care (0.0%):
Covis Parent SCA, Class A Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class B Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class C Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class D Shares(a)(c) ....................................... 1,622 —
Covis Parent SCA, Class E Shares(a)(c) ....................................... 1,622 —
—
Total Common Stocks (Cost $289,471) 596,517
Principal Amount
Senior Secured Loans (12.1%)
Communication Services (1.2%):
Intelsat Jackson Holdings SA, Term B loan, First Lien, 9.29% (SOFR03M+425bps), 2/1/29(d) $ 2,651,531 2,638,273
Consumer Discretionary (4.9%):
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.75% (SOFR03M+350bps),
8/21/26(d) ........................................................ 3,603,737 3,435,118
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.80%
(SOFR03M+375bps), 10/20/27(d) ....................................... 2,074,447 2,152,716
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 10.02% (LIBOR03M+475bps), 6/30/28(d) .. 1,558,703 792,335
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.15% (SOFR03M+325bps),
2/25/28(d) ........................................................ 1,387,219 1,375,705
The Michaels Cos., Inc., Term B Loans, First Lien, 9.41% (SOFR03M+425bps), 4/15/28(d) . 1,432,577 1,265,324
WestJet Airlines Ltd., Initial Term Loan, First Lien, 8.15% (SOFR03M+300bps), 12/11/26(d) 2,025,000 1,960,322
10,981,520
Energy (0.8%):
Traverse Midstream Partners LLC, Advance, First Lien, 8.84% (SOFR01M+375bps),
9/27/24(d) ........................................................ 1,703,690 1,686,653
Financials (3.0%):
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 11.40% (SOFR03M+650bps),
2/14/27(d) ........................................................ 2,009,929 1,432,075
Diamond Sports Group LLC, Term Loan, First Lien, 15.15% (SOFR01M+1000bps),
5/25/26(d) ........................................................ 519,695 396,595
Diamond Sports Group LLC, Term Loan, Second Lien, 10.40% (SOFR01M+525bps),
8/24/26(d)(e)(f) .................................................... 7,004,250 223,716
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.15% (SOFR01M+400bps),
1/27/29(d) ........................................................ 2,994,949 2,951,912
Knight Health Holdings LLC, 10.40% (LIBOR01M+525bps), 12/23/28(d) .............. 3,940,000 1,595,700
6,599,998
Health Care (2.2%):
Air Methods Corp., Initial Term Loans, First Lien, 8.66% (LIBOR03M+350bps), 4/21/24(d) . 1,928,205 678,092
Envision Healthcare Corp., Third Out term Loans, First Lien, 8.65% (SOFR03M+375bps),
3/31/27(d)(e)(f) .................................................... 858,207 6,171
LifeScan Global Corp., 11.65% (SOFR06M+650bps), 12/31/26(d) .................... 2,418,444 1,950,886
Radiology Partners, Inc., Term Loan New, First Lien, 9.40% (SOFR01M+425bps), 7/9/25(d) . 2,000,000 1,499,380
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 10.40%
(SOFR01M+525bps), 2/2/27(d) ......................................... 1,273,614 871,152
5,005,681
Total Senior Secured Loans (Cost $36,541,277) 26,912,125

Victory Portfolios
Victory High Yield Fund
16
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Corporate Bonds (72.7%)
Communication Services (11.4%):
Audacy Capital Corp.
6.50%, 5/1/27, Callable 7/24/23 @ 103.25(g) ............................... $ 3,500,000 $ 81,916
6.75%, 3/31/29, Callable 3/31/24 @ 103.38(g)(h) ............................ 4,200,000 142,343
CSC Holdings LLC, 6.50%, 2/1/29, Callable 2/1/24 @ 103.25(g) ..................... 2,800,000 2,269,782
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 8/7/23 @ 101.69(g)(h) ....... 2,635,000 1,813,924
Frontier Communications Holdings LLC, 5.00%, 5/1/28, Callable 5/1/24 @ 102.5(g) ...... 3,250,000 2,803,964
Gray Television, Inc.
7.00%, 5/15/27, Callable 7/18/23 @ 103.5(g) ............................... 3,000,000 2,559,211
4.75%, 10/15/30, Callable 10/15/25 @ 102.38(g) ............................ 2,250,000 1,481,500
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 7/24/23 @ 102.09(h) .............. 2,260,000 1,505,547
Nexstar Media, Inc., 5.63%, 7/15/27, Callable 7/18/23 @ 102.81(g) ................... 2,000,000 1,864,687
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 1/15/24
@ 102.13(g) ...................................................... 2,375,000 1,996,321
Scripps Escrow II, Inc., 5.38%, 1/15/31, Callable 1/15/26 @ 102.69(g)(h) ............... 2,600,000 1,837,888
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(g)(h) .......... 3,500,000 2,018,319
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(g) ................... 2,900,000 2,243,012
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 .......................... 3,000,000 2,595,815
25,214,229
Consumer Discretionary (19.5%):
Academy Ltd., 6.00%, 11/15/27, Callable 11/15/23 @ 103(g) ....................... 1,800,000 1,733,297
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @
102.69(g)(h) ...................................................... 3,000,000 2,782,442
Beazer Homes USA, Inc., 5.88%, 10/15/27, Callable 7/24/23 @ 102.94 ................ 3,000,000 2,830,153
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 8/7/23 @ 104.06(g)(h) ............. 3,755,000 3,838,513
Carnival Corp., 6.00%, 5/1/29, Callable 11/1/24 @ 103(g) .......................... 1,000,000 892,864
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(g) .......... 2,470,000 2,702,063
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(g)(h) ................ 3,125,000 2,776,961
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100 .......................... 3,250,000 3,151,286
LBM Acquisition LLC, 6.25%, 1/15/29, Callable 1/15/24 @ 103.13(g) ................. 1,750,000 1,448,546
Life Time, Inc., 5.75%, 1/15/26, Callable 8/7/23 @ 102.88(g) ....................... 3,000,000 2,927,135
MGM Resorts International, 5.50%, 4/15/27, Callable 1/15/27 @ 100 .................. 1,975,000 1,898,694
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/29, Callable 2/15/24 @ 103.88(g) ..... 1,100,000 1,093,488
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(g) ........... 2,500,000 2,537,042
Scientific Games Holdings LP/Scientific Games US FinCo., Inc., 6.63%, 3/1/30, Callable
3/1/25 @ 103.31(g) ................................................. 3,000,000 2,640,394
Scientific Games International, Inc, 7.00%, 5/15/28, Callable 8/7/23 @ 103.5(g) .......... 2,625,000 2,619,734
Station Casinos LLC, 4.50%, 2/15/28, Callable 8/7/23 @ 102.25(g) ................... 1,500,000 1,348,105
The Goodyear Tire & Rubber Co., 5.25%, 7/15/31, Callable 4/15/31 @ 100(h) ........... 2,000,000 1,737,420
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @
100(g)(h) ......................................................... 4,300,000 4,275,451
43,233,588
Consumer Staples (0.8%):
Post Holdings, Inc., 4.50%, 9/15/31, Callable 9/15/26 @ 102.25(g) ................... 2,000,000 1,706,810
Energy (12.0%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable
6/15/24 @ 102.69(g) ................................................ 2,500,000 2,321,545
Antero Resources Corp., 7.63%, 2/1/29, Callable 2/1/24 @ 103.81(g) .................. 2,500,000 2,552,052
Callon Petroleum Co.
8.00%, 8/1/28, Callable 8/1/24 @ 104(g)(h) ................................ 1,223,000 1,209,829
7.50%, 6/15/30, Callable 6/15/25 @ 103.75(g)(h) ............................ 1,750,000 1,652,073
Citgo Holding, Inc., 9.25%, 8/1/24, Callable 8/7/23 @ 100(g) ....................... 3,500,000 3,501,773
CITGO Petroleum Corp., 7.00%, 6/15/25, Callable 8/7/23 @ 101.75(g) ................ 2,500,000 2,454,888
Comstock Resources, Inc., 6.75%, 3/1/29, Callable 3/1/24 @ 103.38(g) ................ 4,776,000 4,373,010
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 8/7/23 @ 103 ........ 3,750,000 3,515,235
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(g) .......... 1,500,000 1,413,891
SM Energy Co., 5.63%, 6/1/25, Callable 8/7/23 @ 100 ............................ 1,500,000 1,470,109
Talos Production, Inc., 12.00%, 1/15/26, Callable 7/24/23 @ 106 ..................... 2,000,000 2,101,429
26,565,834

Victory Portfolios
Victory High Yield Fund
17
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Financials (6.2%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(g) .. $ 2,200,000 $ 1,931,695
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(g) ................. 1,950,000 1,299,866
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(g) ............... 1,750,000 1,607,045
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.
5.63%, 9/1/29, Callable 9/1/24 @ 102.81(g)(h) .............................. 2,000,000 1,508,507
5.88%, 9/1/31, Callable 9/1/26 @ 102.98(g) ................................ 4,800,000 3,540,518
Stagwell Global LLC, 5.63%, 8/15/29, Callable 8/15/24 @ 102.81(g) .................. 3,250,000 2,797,331
White Cap Parent LLC, 8.25%, 3/15/26, Callable 8/7/23 @ 101(g)(i) .................. 1,100,000 1,054,949
13,739,911
Health Care (3.1%):
Air Methods Corp., 8.00%, 5/15/25, Callable 8/7/23 @ 100(g) ....................... 2,400,000 18,039
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/1/24 @ 103.06(g) ................. 1,200,000 768,263
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(g) ....... 2,550,000 1,544,134
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69(g) ................. 2,625,000 1,551,275
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 8/7/23 @ 104.63(g) ................. 3,685,000 1,373,180
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/24/23 @ 100(g)(h) .............. 1,350,000 723,460
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 8/7/23 @ 102.66(g) .................. 3,040,000 849,393
6,827,744
Industrials (11.7%):
American Airlines, Inc., 11.75%, 7/15/25(g) .................................... 2,500,000 2,742,838
Aramark Services, Inc., 6.38%, 5/1/25, Callable 8/7/23 @ 101.59(g) .................. 1,000,000 1,001,210
Black Knight InfoServ LLC, 3.63%, 9/1/28, Callable 9/1/23 @ 101.81(g) ............... 1,250,000 1,122,829
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(g) .................... 2,125,000 2,168,517
ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(g) ..................... 2,000,000 1,680,894
Madison IAQ LLC, 5.88%, 6/30/29, Callable 6/30/24 @ 102.94(g) ................... 1,250,000 1,015,507
NESCO Holdings II, Inc., 5.50%, 4/15/29, Callable 4/15/24 @ 102.75(g) ............... 2,050,000 1,849,246
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(g)(h) .................. 1,700,000 1,539,230
SRS Distribution, Inc., 6.00%, 12/1/29, Callable 12/1/24 @ 103(g) ................... 2,150,000 1,854,439
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(g) ...................... 3,625,000 2,994,587
TransDigm, Inc., 4.63%, 1/15/29, Callable 1/15/24 @ 102.31 ....................... 3,325,000 2,956,947
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(g) ............... 3,000,000 2,601,820
WESCO Distribution, Inc., 7.25%, 6/15/28, Callable 8/7/23 @ 103.63(g) ............... 2,250,000 2,295,580
25,823,644
Information Technology (1.4%):
Cloud Software Group, Inc.
6.50%, 3/31/29, Callable 9/30/25 @ 103.25(g) .............................. 2,250,000 2,000,019
9.00%, 9/30/29, Callable 9/30/25 @ 104.5(g) ............................... 1,300,000 1,136,225
3,136,244
Materials (3.5%):
ATI, Inc., 5.13%, 10/1/31, Callable 10/1/26 @ 102.56 ............................. 3,000,000 2,678,404
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 6/15/28, Callable 6/15/24 @ 103.06(g) 2,550,000 2,221,435
Glatfelter Corp., 4.75%, 11/15/29, Callable 11/1/24 @ 102.38(g)(h) ................... 1,500,000 995,195
The Scotts Miracle-Gro Co.
4.00%, 4/1/31, Callable 4/1/26 @ 102 .................................... 1,275,000 1,003,290
4.38%, 2/1/32, Callable 8/1/26 @ 102.19 .................................. 1,225,000 972,182
7,870,506
Real Estate (1.5%):
Adams Homes, Inc., 7.50%, 2/15/25, Callable 7/24/23 @ 101.88(g) ................... 3,371,000 3,324,399
Utilities (1.6%):
Calpine Corp., 5.13%, 3/15/28, Callable 8/7/23 @ 102.56(g) ........................ 4,000,000 3,584,158
Total Corporate Bonds (Cost $189,751,286) 161,027,067
Yankee Dollars (10.7%)
Communication Services (1.3%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(g)(h) ........... 4,800,000 2,959,732

Victory Portfolios
Victory High Yield Fund
18
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Consumer Discretionary (2.3%):
International Game Technology PLC, 5.25%, 1/15/29, Callable 1/15/24 @ 102.63(g) ....... $ 2,000,000 $ 1,891,767
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(g) ....... 3,500,000 3,203,587
5,095,354
Energy (0.8%):
TechnipFMC PLC, 6.50%, 2/1/26, Callable 8/7/23 @ 103.25(g) ...................... 1,800,000 1,776,533
Financials (0.9%):
Adient Global Holdings Ltd., 8.25%, 4/15/31, Callable 4/15/26 @ 104.13(g)(h) .......... 2,000,000 2,035,673
Industrials (3.3%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 8/8/23 @ 101.97(g) ...................... 3,500,000 3,491,793
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 4/15/26, Callable 8/7/23 @ 100(g) .. 1,750,000 1,589,419
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 6.38%, 2/1/30, Callable 2/1/25
@ 103.19(g) ...................................................... 2,750,000 2,214,291
7,295,503
Information Technology (1.0%):
ION Trading Technologies Sarl, 5.75%, 5/15/28, Callable 5/15/24 @ 102.88(g) ........... 2,500,000 2,156,466
Materials (1.1%):
INEOS Finance PLC, 6.75%, 5/15/28, Callable 2/15/25 @ 103.38(g)(h) ................ 2,464,000 2,376,458
Total Yankee Dollars (Cost $25,793,928) 23,695,719
U.S. Government Mortgage-Backed Agencies (1.3%)
Federal Home Loan Bank
4.85%, 7/6/23(j) .................................................... 3,000,000 2,998,764
Total U.S. Government Mortgage-Backed Agencies (Cost $2,997,979) 2,998,764
Shares
Collateral for Securities Loaned (10.9%)^
Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.02%(k) ........ 6,033,567 6,033,567
HSBC U.S. Government Money Market Fund, Institutional Shares, 5.02%(k) ............ 6,033,567 6,033,567
Invesco Government & Agency Portfolio, Institutional Shares, 5.08%(k) ............... 6,033,567 6,033,567
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Shares, 5.04%(k) . 6,033,567 6,033,567
Total Collateral for Securities Loaned (Cost $24,134,268) 24,134,268
Total Investments (Cost $279,508,209) — 108.0% 239,364,460
Liabilities in excess of other assets — (8.0)% (17,742,754)
NET ASSETS - 100.00% $ 221,621,706
^ Purchased with cash collateral from securities on loan.
(a) Non-income producing security.
(b) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(e) Currently the issuer is in default with respect to interest and/or principal payments.
(f) Issuer filed for bankruptcy.
(g) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$156,306,275 and amounted to 70.5% of net assets.
(h) All or a portion of this security is on loan.
(i) Up to 9.00% of the coupon may be PIK.
(j) Rate represents the effective yield at June 30, 2023.
(k) Rate disclosed is the daily yield on June 30, 2023.
bps—Basis points
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.

Victory Portfolios
Victory High Yield Fund
19
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
LLC—Limited Liability Company
LP—Limited Partnership
PIK—Payment-in-Kind
PLC—Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2023.

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Tax-Exempt Fund
20
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (98.5%)
Arizona (1.5%):
City of Phoenix Civic Improvement Corp. Revenue AMT, Series B, 5.00%, 7/1/44,
Continuously Callable @100 ........................................... $ 540,000 $ 555,088
Arkansas (2.0%):
Arkansas Development Finance Authority Revenue, 3.20%, 12/1/49, Continuously Callable
@100 ........................................................... 750,000 568,032
University of Central Arkansas Revenue (INS - Build America Mutual Assurance Co.), Series
A, 3.00%, 11/1/49, Continuously Callable @100 ............................ 265,000 200,003
768,035
California (2.1%):
Alameda County IDA Revenue (LOC - Comerica Bank, N.A.), Series A, 6.50%, 12/1/40,
Callable 9/1/23 @ 100(a) ............................................. 355,000 355,000
San Francisco City & County Airport Comm-San Francisco International Airport Revenue
AMT, 4.00%, 5/1/52, Continuously Callable @100 ........................... 500,000 455,112
810,112
Colorado (4.5%):
Colorado Educational & Cultural Facilities Authority Revenue, 4.50%, 7/1/53, Continuously
Callable @100 ..................................................... 500,000 483,009
Colorado Health Facilities Authority Revenue, Series A, 4.00%, 12/1/50, Continuously
Callable @103 ..................................................... 750,000 602,754
Gold Hill Mesa Metropolitan, GO (INS - Build America Mutual Assurance Co.), 5.50%,
12/1/47, Continuously Callable @100 .................................... 585,000 640,296
1,726,059
Florida (11.4%):
Capital Trust Agency, Inc. Revenue, 5.00%, 8/1/55, Continuously Callable @100 ......... 400,000 387,923
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103 ........... 500,000 367,065
County of Escambia Revenue, Series 2, 2.90%, 4/1/39, Continuously Callable @100(a) ..... 800,000 800,000
County of Miami-Dade Revenue, Series A, 5.00%, 6/1/33, Continuously Callable @100 .... 1,000,000 1,037,124
County of Miami-Dade Seaport Department Revenue AMT, 4.00%, 10/1/50, Continuously
Callable @100 ..................................................... 500,000 463,702
Florida Development Finance Corp. Revenue, Series A, 5.00%, 6/15/55, Continuously Callable
@100 ........................................................... 500,000 473,108
Hillsborough County IDA Revenue, 4.00%, 8/1/50, Continuously Callable @100 ......... 500,000 452,207
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103 ............ 500,000 399,682
4,380,811
Georgia (2.2%):
Private Colleges & Universities Authority Revenue, 5.25%, 10/1/51, Continuously Callable
@100 ........................................................... 500,000 532,807
The Development Authority of Burke County Revenue, Series 1, 3.03%, 11/1/48, Continuously
Callable @100(a) ................................................... 300,000 300,000
832,807
Guam (2.7%):
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100 .... 1,000,000 1,036,357
Illinois (19.5%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 6.00%, 4/1/46,
Continuously Callable @100 ........................................... 1,275,000 1,332,310
City of Chicago Wastewater Transmission Revenue
Series A, 5.00%, 1/1/47, Continuously Callable @100 ......................... 1,000,000 1,019,435
Series C, 5.00%, 1/1/34, Continuously Callable @100 ......................... 1,000,000 1,022,054
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100 ............. 1,000,000 1,047,220
Sales Tax Securitization Corp. Revenue, Series 2018 C, 5.00%, 1/1/43, Continuously Callable
@100 ........................................................... 1,500,000 1,558,435
State of Illinois, GO
5.50%, 7/1/27, Continuously Callable @100 ............................... 1,000,000 1,000,269
Series B, 4.50%, 5/1/48, Continuously Callable @100 ......................... 500,000 492,542
7,472,265
Indiana (1.4%):
Indiana Finance Authority Revenue, Series A, 5.50%, 7/1/52, Continuously Callable @100 .. 500,000 520,059

Victory Portfolios
Victory Tax-Exempt Fund
21
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Iowa (0.8%):
Iowa Finance Authority Revenue, Series A-1, 4.00%, 5/15/55, Continuously Callable @103 . $ 500,000 $ 294,320
Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(b) ........................................ 200,000 192,078
Maryland (0.6%):
City of Gaithersburg Maryland Revenue, 5.13%, 1/1/42, Continuously Callable @103 ...... 250,000 237,065
Massachusetts (2.2%):
University of Massachusetts Building Authority Revenue
5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100 ............................... 220,000 225,243
Series 1-2021, 5.00%, 11/1/39, Continuously Callable @100 .................... 410,000 416,667
Series 1-2021, 5.00%, 11/1/39, Pre-refunded 11/1/24 @ 100 .................... 190,000 194,490
836,400
Michigan (1.1%):
Michigan Finance Authority Revenue, 4.00%, 12/1/51, Continuously Callable @100 ....... 500,000 411,891
Missouri (2.8%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(b) ........................................ 1,150,000 1,079,838
New Jersey (4.2%):
New Jersey Economic Development Authority Biomedical Research Facilities Revenue, Series
2016 A, 5.00%, 7/15/29, Continuously Callable @100 ........................ 885,000 930,413
New Jersey Transportation Trust Fund Authority Revenue
Series A, 12/15/38(c) ................................................ 1,000,000 511,536
Series BB, 3.50%, 6/15/46, Continuously Callable @100 ...................... 200,000 173,001
1,614,950
New York (15.9%):
Build NYC Resource Corp. Revenue, 4.75%, 6/15/53, Continuously Callable @100 ....... 350,000 328,954
Metropolitan Transportation Authority Revenue
Series 2016 B1, 5.00%, 11/15/56, Continuously Callable @100 .................. 1,545,000 1,596,694
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 461,608
New York City Municipal Water Finance Authority Revenue, Series DD, 4.20%, 6/15/33,
Continuously Callable @100(a) ......................................... 1,000,000 1,000,000
New York Counties Tobacco Trust II Revenue, 5.75%, 6/1/43, Continuously Callable @100 . 195,000 195,307
New York State Dormitory Authority Revenue, 6.00%, 7/1/40, Continuously Callable @100(b) 310,000 280,067
Port Authority of New York & New Jersey Revenue AMT, 5.00%, 12/1/32, Continuously
Callable @100 ..................................................... 1,000,000 1,006,017
Schenectady County Capital Resource Corp. Revenue, 5.25%, 7/1/52, Continuously Callable
@100 ........................................................... 200,000 220,682
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100 ............ 1,000,000 1,016,517
6,105,846
North Carolina (1.7%):
North Carolina Medical Care Commission Revenue
Series A, 4.00%, 9/1/50, Continuously Callable @100 ......................... 500,000 362,459
Series A, 4.00%, 10/1/50, Continuously Callable @103 ........................ 350,000 275,173
637,632
Ohio (9.9%):
Buckeye Tobacco Settlement Financing Authority Revenue, Series B-2, 5.00%, 6/1/55,
Continuously Callable @100 ........................................... 900,000 839,403
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103 ....... 500,000 435,931
County of Hardin Revenue, 5.00%, 5/1/30, Continuously Callable @103 ............... 350,000 329,225
Logan Elm Local School District, GO, 4.00%, 11/1/55, Continuously Callable @100 ...... 1,500,000 1,419,865
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 263,524
Port of Greater Cincinnati Development Authority Revenue, Series CO, 5.00%, 5/1/25,
Continuously Callable @100(b) ........................................ 500,000 498,139
3,786,087
Pennsylvania (5.7%):
Pennsylvania Economic Development Financing Authority Revenue, Series A-2, 4.00%,
5/15/53, Continuously Callable @100 .................................... 1,000,000 937,067

Victory Portfolios
Victory Tax-Exempt Fund
22
(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
The School District of Philadelphia, GO, Series A, 5.00%, 9/1/38, Continuously Callable
@100 ........................................................... $ 1,200,000 $ 1,260,987
2,198,054
Texas (1.1%):
City of Arlington Tax Allocation, 4.00%, 8/15/50, Continuously Callable @100 .......... 500,000 413,506
Utah (3.8%):
Military Installation Development Authority Revenue, Series A-1, 4.00%, 6/1/41, Continuously
Callable @103 ..................................................... 250,000 203,472
Utah Charter School Finance Authority Revenue, Series A, 5.63%, 6/15/42, Continuously
Callable @100(b) ................................................... 250,000 250,657
Utah Infrastructure Agency Revenue, Series A, 5.00%, 10/15/40, Continuously Callable @100 1,000,000 1,002,772
1,456,901
Wisconsin (0.9%):
Wisconsin Health & Educational Facilities Authority Revenue, 4.00%, 1/1/47, Continuously
Callable @103 ..................................................... 500,000 353,887
Total Municipal Bonds (Cost $40,035,432) 37,720,048
Total Investments (Cost $40,035,432) — 98.5% 37,720,048
Other assets in excess of liabilities — 1.5% 583,544
NET ASSETS - 100.00% $ 38,303,592
(a) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$2,300,779 and amounted to 6.0% of net assets.
(c) Zero-coupon bond.
AMT—Alternative Minimum Tax
GO—General Obligation
IDA—Industrial Development Authority
LOC—Line Letter of Credit

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory High Income Municipal Bond
23
(Unaudited)
See notes to financial statements.
Security Description Principal Amount Value
Municipal Bonds (99.6%)
Arizona (7.7%):
Arizona IDA Revenue
4.00%, 7/15/51, Continuously Callable @100(a) ............................. $ 500,000 $ 373,016
4.00%, 12/15/51, Continuously Callable @100(a) ............................ 700,000 513,902
La Paz County IDA Revenue, 4.00%, 2/15/51, Continuously Callable @100 ............. 280,000 215,795
Maricopa County IDA Revenue AMT, 4.00%, 10/15/47, Continuously Callable @104(a) .... 500,000 428,860
The County of Pima IDA Revenue
4.00%, 6/15/51, Continuously Callable @100(a) ............................. 500,000 363,706
Series A, 6.88%, 11/15/52, Continuously Callable @103(a) ..................... 250,000 254,854
The IDA of the City of Phoenix Revenue, 4.00%, 12/1/51, Continuously Callable @100(a) .. 1,000,000 759,865
2,909,998
California (0.4%):
California County Tobacco Securitization Agency Revenue, Series B-1, 5.00%, 6/1/49,
Continuously Callable @100 ........................................... 135,000 137,215
Delaware (1.0%):
Delaware State Economic Development Authority Revenue, 4.00%, 6/1/52, Continuously
Callable @100 ..................................................... 500,000 367,267
Florida (7.1%):
Capital Trust Agency, Inc. Revenue, 6.38%, 5/1/53, Continuously Callable @100(a) ....... 250,000 248,287
Escambia County Health Facilities Authority Revenue (INS - Assured Guaranty Municipal
Corp.), 3.00%, 8/15/50, Continuously Callable @100 ......................... 1,000,000 718,479
Florida Development Finance Corp. Revenue
4.00%, 7/1/55, Continuously Callable @100 ............................... 500,000 384,061
5.25%, 10/1/56, Continuously Callable @100(a) ............................. 500,000 467,236
Pinellas County Educational Facilities Authority Revenue, Series A, 4.00%, 6/1/46,
Continuously Callable @100(a) ......................................... 500,000 382,172
Seminole County IDA Revenue, 4.00%, 6/15/56, Continuously Callable @100(a) ......... 705,000 509,600
2,709,835
Georgia (4.7%):
The Development Authority of Burke County Revenue
Series 1, 3.03%, 11/1/48, Continuously Callable @100(b) ...................... 700,000 700,000
Series 1, 2.85%, 7/1/49, Continuously Callable @100(b) ....................... 1,100,000 1,100,000
1,800,000
Illinois (8.2%):
Chicago Board of Education Dedicated Capital Improvement Tax Revenue, 6.00%, 4/1/46,
Continuously Callable @100 ........................................... 1,500,000 1,567,423
Chicago O'Hare International Airport Revenue AMT, 4.63%, 1/1/53, Continuously Callable
@100 ........................................................... 500,000 504,236
City of Chicago, GO, Series A, 5.50%, 1/1/49, Continuously Callable @100 ............. 1,000,000 1,047,220
3,118,879
Indiana (3.7%):
Indiana Finance Authority Revenue
4.13%, 12/1/26 .................................................... 1,000,000 984,856
Series A, 5.00%, 7/1/55, Continuously Callable @100 ......................... 500,000 439,862
1,424,718
Iowa (1.7%):
Iowa Finance Authority Revenue
Series A, 5.00%, 5/15/48, Continuously Callable @100 ........................ 500,000 367,900
Series A-1, 4.00%, 5/15/55, Continuously Callable @103 ...................... 500,000 294,320
662,220
Kansas (0.5%):
Wyandotte County-Kansas City Unified Government Tax Allocation, 5.75%, 3/1/41,
Continuously Callable @103(a) ......................................... 200,000 192,078
Kentucky (1.3%):
Louisville/Jefferson County Metropolitan Government Revenue, Series A, 5.00%, 5/15/52,
Continuously Callable @100 ........................................... 500,000 506,625
Maryland (0.5%):
Maryland Economic Development Corp. Revenue, 4.25%, 7/1/50, Continuously Callable
@100 ........................................................... 200,000 184,369

Victory Portfolios
Victory High Income Municipal Bond

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Massachusetts (1.4%):
Massachusetts Development Finance Agency Revenue
4.00%, 10/1/32, Continuously Callable @105(a) ............................. $ 300,000 $ 264,305
5.00%, 7/1/47, Continuously Callable @100 ............................... 250,000 251,318
515,623
Minnesota (0.8%):
City of Woodbury Revenue, 4.00%, 7/1/51, Continuously Callable @103 ............... 400,000 287,681
Missouri (1.2%):
Health & Educational Facilities Authority of the State of Missouri Revenue, 4.25%, 12/1/42,
Continuously Callable @100(a) ......................................... 500,000 469,495
New Hampshire (1.0%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable
@103 ........................................................... 500,000 380,574
New Jersey (4.5%):
New Jersey Economic Development Authority Revenue, Series A, 5.00%, 7/1/33, Continuously
Callable @100 ..................................................... 500,000 523,891
New Jersey Transportation Trust Fund Authority Revenue
Series A, 12/15/38(c) ................................................ 1,500,000 767,304
Series BB, 3.50%, 6/15/46, Continuously Callable @100 ...................... 500,000 432,503
1,723,698
New Mexico (2.2%):
New Mexico Hospital Equipment Loan Council Revenue, Series LA, 5.00%, 7/1/49,
Continuously Callable @102 ........................................... 500,000 416,318
Winrock Town Center Tax Increment Development District Tax Allocation, 4.25%, 5/1/40,
Continuously Callable @103(a) ......................................... 500,000 417,773
834,091
New York (10.8%):
Build NYC Resource Corp. Revenue
4.00%, 6/15/51, Continuously Callable @100(a) ............................. 500,000 363,689
5.75%, 6/1/52, Continuously Callable @100(a) ............................. 250,000 248,192
5.75%, 6/1/62, Continuously Callable @100(a) ............................. 250,000 245,156
Series A, 5.00%, 6/15/51, Continuously Callable @100(a) ...................... 100,000 83,069
Huntington Local Development Corp. Revenue, Series S, 3.00%, 7/1/25 ................ 20,000 20,000
Metropolitan Transportation Authority Revenue
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30)(d) ........................... 365,000 393,539
Series D-3, 4.00%, 11/15/49, Continuously Callable @100 ..................... 500,000 461,608
Monroe County Industrial Development Corp. Revenue, 5.00%, 12/1/46, Continuously
Callable @100 ..................................................... 600,000 602,890
New York State Dormitory Authority Revenue
6.00%, 7/1/40, Continuously Callable @100(a) ............................. 1,000,000 903,443
4.00%, 7/1/40, Continuously Callable @100 ............................... 200,000 175,949
Onondaga Civic Development Corp. Revenue, 5.00%, 10/1/40, Continuously Callable @100 . 250,000 228,011
Western Regional Off-Track Betting Corp. Revenue, 4.13%, 12/1/41, Continuously Callable
@100(a) ......................................................... 500,000 375,944
4,101,490
North Carolina (0.6%):
North Carolina Medical Care Commission Revenue, 5.00%, 10/1/50, Continuously Callable
@103 ........................................................... 250,000 216,364
North Dakota (2.4%):
City of Grand Forks Revenue, 5.00%, 12/1/36, Continuously Callable @100 ............ 1,000,000 925,649
Ohio (2.3%):
County of Hardin Revenue, 5.50%, 5/1/50, Continuously Callable @103 ............... 500,000 423,904
Northeast Ohio Medical University Revenue, Series A, 4.00%, 12/1/45, Continuously Callable
@100 ........................................................... 225,000 197,355
Ohio Higher Educational Facility Commission Revenue, 6.00%, 9/1/47, Continuously Callable
@100 ........................................................... 250,000 263,524
884,783
Oregon (2.0%):
Clackamas County Hospital Facility Authority Revenue
Series A, 5.00%, 11/15/52, Continuously Callable @102 ....................... 500,000 458,767

Victory Portfolios
Victory High Income Municipal Bond

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Series A, 5.38%, 11/15/55, Continuously Callable @102 ....................... $ 100,000 $ 94,665
Yamhill County Hospital Authority Revenue, Series A, 5.00%, 11/15/51, Continuously Callable
@103 ........................................................... 250,000 203,590
757,022
Pennsylvania (3.9%):
Bucks County IDA Revenue, 5.00%, 7/1/54, Continuously Callable @100 .............. 500,000 425,072
Chester County IDA Revenue, 6.00%, 10/15/52, Continuously Callable @100(a) ......... 500,000 493,999
Pennsylvania Economic Development Financing Authority Revenue AMT, 9.00%, 4/1/51(a) . 500,000 564,052
1,483,123
South Carolina (5.0%):
County of Lancaster Special Assessment, Series 2016 A-1, 5.00%, 12/1/37, Continuously
Callable @100 ..................................................... 1,675,000 1,675,526
County of Richland Special Assessment, 3.63%, 11/1/31, Continuously Callable @103(a) ... 290,000 237,115
1,912,641
Texas (4.4%):
City of Houston Texas Airport System Revenue AMT, Series C, 4.00%, 7/15/41, Continuously
Callable @100 ..................................................... 750,000 680,658
Texas Private Activity Bond Surface Transportation Corp. Revenue AMT, Series 2013, 7.00%,
12/31/38, Continuously Callable @100 ................................... 1,000,000 1,003,116
1,683,774
Utah (5.7%):
Military Installation Development Authority Revenue
Series A-1, 4.00%, 6/1/41, Continuously Callable @103 ....................... 250,000 203,472
Series A-1, 4.00%, 6/1/52, Continuously Callable @103 ....................... 250,000 179,877
Utah Charter School Finance Authority Revenue
2.75%, 4/15/50, Continuously Callable @100 ............................... 525,000 364,401
Series A, 5.63%, 6/15/42, Continuously Callable @100(a) ...................... 250,000 250,656
Utah Infrastructure Agency Revenue, Series A, 5.38%, 10/15/40, Continuously Callable @100 1,150,000 1,170,470
2,168,876
Vermont (4.2%):
Vermont Economic Development Authority Revenue, 4.00%, 5/1/45, Continuously Callable
@103 ........................................................... 500,000 380,309
Vermont Educational & Health Buildings Financing Agency Revenue
5.00%, 10/15/46, Continuously Callable @100 .............................. 750,000 713,682
6.00%, 10/1/52, Continuously Callable @100(a) ............................. 500,000 489,181
1,583,172
West Virginia (2.7%):
Monongalia County Commission Excise Tax District Revenue, Series 2017 A, 5.75%, 6/1/43,
Continuously Callable @100(a) ......................................... 1,000,000 1,017,838
Wisconsin (7.7%):
Public Finance Authority Revenue
4.00%, 4/1/52, Continuously Callable @100(a) ............................. 500,000 381,766
5.88%, 6/1/52, Continuously Callable @100(a) ............................. 250,000 237,217
Series A, 4.25%, 12/1/51, Continuously Callable @100(a) ...................... 500,000 379,337
Series A, 5.25%, 3/1/55, Continuously Callable @100(a) ....................... 500,000 416,790
Series A, 5.00%, 7/1/55, Continuously Callable @100(a) ....................... 500,000 419,311
Series A-1, 4.00%, 7/1/51, Continuously Callable @100(a) ..................... 500,000 385,220
Wisconsin Health & Educational Facilities Authority Revenue
4.00%, 1/1/47, Continuously Callable @103 ............................... 500,000 353,886
4.00%, 12/1/51, Continuously Callable @100 ............................... 500,000 342,862
2,916,389
Total Municipal Bonds (Cost $43,177,738) 37,875,487
Total Investments (Cost $43,177,738) — 99.6% 37,875,487
Other assets in excess of liabilities — 0.4% 163,569
NET ASSETS - 100.00% $ 38,039,056
(a) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$13,137,124 and amounted to 34.5% of net assets.
(b) Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.

Victory Portfolios
Victory High Income Municipal Bond

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
(c) Zero-coupon bond.
(d) Put Bond.
AMT—Alternative Minimum Tax
GO—General Obligation
IDA—Industrial Development Authority

Schedule of Portfolio Investments
June 30, 2023
Victory Portfolios
Victory Floating Rate Fund
27
(Unaudited)
See notes to financial statements.
Security Description Shares Value
Common Stocks (0.1%)
Consumer Discretionary (0.1%):
Men's Wearhouse, Inc.(a) ................................................. 51,299 $ 598,506
Health Care (0.0%):
Covis Parent SCA, Class A Shares(b)(c) ....................................... 10,030 —
Covis Parent SCA, Class B Shares(b)(c) ....................................... 10,030 —
Covis Parent SCA, Class C Shares(b)(c) ....................................... 10,030 —
Covis Parent SCA, Class D Shares(b)(c) ...................................... 10,030 —
Covis Parent SCA, Class E Shares(b)(c) ....................................... 10,030 —
—
Total Common Stocks (Cost $192,371) 598,506
Warrants (0.0%)
Communication Services (0.0%):
Cineworld Group PLC(b) ................................................. 377,856 —
Total Warrants (Cost $–) —
Principal Amount
Senior Secured Loans (81.8%)
Communication Services (6.2%):
Cinemark USA, Inc., 8.86% (SOFR01M+375bps), 5/24/30(d) ....................... $ 5,112,188 5,078,652
CSC Holdings LLC, 9.65% (SOFR01M+450bps), 1/18/28(d) ....................... 7,985,000 7,346,200
Entercom Media Corp., New Term Loan, First Lien, 7.66% (SOFR01M+250bps), 11/17/24(d) 14,706,476 8,033,413
Frontier Communications Corp., Refinancing Term Loans, First Lien, 8.94%
(LIBOR01M+375bps), 10/8/27(d) ....................................... 6,237,755 6,026,357
Intelsat Jackson Holdings SA, Term B loan, First Lien, 9.29% (SOFR03M+425bps), 2/1/29(d) 12,142,100 12,081,390
Level 3 Financing, Inc., 6.90% (SOFR01M+175bps), 3/1/27(d) ...................... 7,925,000 7,365,336
Sinclair Television Group, Inc., Term Loan B-3, First Lien, 8.16% (LIBOR01M+300bps),
3/25/28(d) ........................................................ 15,734,208 12,705,373
Univision Communications, Inc., 2021 Replacement New First-Lien Term, First Lien, 8.40%
(LIBOR01M+325bps), 3/24/26(d) ....................................... 7,114,003 7,045,424
65,682,145
Consumer Discretionary (27.2%):
AAdvantage Loyalty IP Ltd., Initial Term Loan, First Lien, 10.00% (LIBOR03M+475bps),
4/20/28(d) ........................................................ 17,334,127 17,680,809
Air Canada, Term Loan, First Lien, 8.84% (LIBOR03M+350bps), 8/11/28(d) ............ 15,812,707 15,790,095
Alterra Mountain Co., Facility 2028 Term Loan B, First Lien, 8.65% (LIBOR01M+350bps),
8/17/28(d) ........................................................ 14,003,472 13,950,959
Bally's Corp., Term B Facility Loans, First Lien, 8.40% (LIBOR01M+325bps), 10/1/28(d) .. 16,282,423 15,891,971
Caesars Entertainment, Inc., 8.40% (SOFR01M+325bps), 1/26/30(d) .................. 13,765,500 13,752,973
Carnival Corp. (LIBOR01M+325bps), 10/18/28(e) ............................... 2,989,873 2,959,975
Carnival Corp., 2021 Incremental Term B Advance, First Lien, 8.40% (LIBOR06M+325bps),
10/18/28(d) ....................................................... 6,000,000 5,940,000
Clear Channel Outdoor Holdings, Inc., Term B Loan, First Lien, 8.75% (SOFR03M+350bps),
8/21/26(d) ........................................................ 10,876,752 10,367,828
Delta Air Lines, Inc. and SkyMiles IP Ltd., Initial Term Loan, First Lien, 8.80%
(SOFR03M+375bps), 10/20/27(d) ....................................... 15,220,435 15,794,702
Eyemart Express LLC, Term B-1 Loan, First Lien, 8.19% (LIBOR01M+300bps), 8/5/27(d) .. 7,501,343 6,938,742
Gray Television, Inc., 12/1/28(e) ............................................ 3,000,000 2,925,480
Great Outdoors Group LLC, Term B1, First Lien, 8.90% (US0001M+375bps), 3/5/28(d) .... 5,180,969 5,135,635
Hanesbrands, Inc., 8.90% (SOFR01M+375bps), 3/8/30(d) .......................... 4,094,750 4,104,987
Harbor Purchaser, Inc., 10.40% (SOFR01M+525bps), 4/4/29(d) ...................... 12,857,500 10,919,232
Holley Purchaser, Inc., Initial Term Loan, First Lien, 9.18% (SOFR03M+375bps), 11/10/28(d) 10,373,885 8,840,002
iHeartCommunications, Inc., Second Amendment Incremental Term Loan, First Lien, 8.40%
(SOFR01M+325bps), 5/1/26(d) ......................................... 4,689,535 4,047,069
iHeartCommunications, Inc., Term Loans, First Lien, 8.15% (SOFR01M+300bps), 5/1/26(d) . 13,524,463 11,661,468
Jo-Ann Stores LLC, Term B-1 Loan, First Lien, 10.02% (LIBOR03M+475bps), 6/30/28(d) .. 18,166,400 9,234,526
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 9.99% (SOFR06M+475bps),
7/30/28(d) ........................................................ 4,441,414 4,152,723

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Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
McGraw Hill Education, Inc., Initial Term Loan, First Lien, 9.90% (SOFR01M+475bps),
7/30/28(d) ........................................................ $ 6,003,179 $ 5,612,972
Petco Health & Wellness Co., Inc., Initial Term Loans, First Lien, 8.15% (SOFR03M+325bps),
2/25/28(d) ........................................................ 14,843,227 14,720,028
PetSmart, Inc., Initial Term Loans, First Lien, 8.90% (SOFR01M+375bps), 2/12/28(d) ..... 10,820,059 10,784,028
Rising Tide Holdings, Inc., 10.01% (SOFR03M+475bps), 6/1/28(d) ................... 11,061,462 6,544,735
Scientific Games International, Inc., Initial Term B Loans, First Lien, 8.15%
(SOFR01M+300bps), 4/14/29(d) ........................................ 8,932,443 8,908,683
Station Casinos LLC, Term B-1 Facility Loans, First Lien, 7.41% (LIBOR01M+225bps),
2/8/27(d) ......................................................... 12,448,841 12,398,672
The Michaels Cos., Inc., Term B Loans, First Lien, 9.41% (SOFR03M+425bps), 4/15/28(d) . 12,630,378 11,155,781
Uber Technologies, Inc., 8.03% (SOFR03M+275bps), 3/3/30(d) ..................... 12,441,241 12,431,288
United Airlines, Inc., Class B Term Loans, First Lien, 9.29% (LIBOR03M+375bps),
4/21/28(d) ........................................................ 6,085,444 6,073,638
WestJet Airlines Ltd., Initial Term Loan, First Lien, 8.15% (SOFR03M+300bps), 12/11/26(d) 20,525,473 19,923,571
288,642,572
Consumer Staples (2.3%):
Alliance Laundry Systems LLC, Initial Term B Loans, First Lien, 8.46% (SOFR03M+350bps),
10/8/27(d) ........................................................ 6,683,631 6,658,567
Anchor Packaging LLC, Initial Term Loans, First Lien, 8.65% (SOFR01M+350bps),
7/18/26(d) ........................................................ 6,816,100 6,615,912
B&G Foods, Inc., 7.76%, 10/10/26 .......................................... 7,000,000 6,842,500
First Brands Group LLC, 2021 Term Loans, First Lien, 10.25% (SOFR06M+500bps),
3/24/27(d) ........................................................ 4,371,296 4,270,232
24,387,211
Energy (2.4%):
Delek US Holdings, Inc., 8.75% (SOFR01M+350bps), 11/19/29(d) ................... 12,947,469 12,755,976
Traverse Midstream Partners LLC, Advance, First Lien, 8.84% (SOFR01M+375bps),
9/27/24(d) ........................................................ 12,561,234 12,435,622
25,191,598
Financials (21.4%):
19th Holdings Golf LLC, Initial Term Loans, First Lien, 8.42% (SOFR01M+325bps),
1/27/29(d) ........................................................ 7,792,934 7,578,628
ACProducts, Inc., Initial Term Loans, First Lien, 9.41% (SOFR03M+425bps), 5/17/28(d) ... 11,471,044 9,615,603
Acrisure LLC, Term Loan B 2020, First Lien, 8.65% (LIBOR01M+350bps), 2/15/27(d) .... 3,109,628 3,013,011
BW NHHC Holdco, Inc., Term Loan Lien 2, Second Lien, 14.13% (SOFR03M+900bps),
5/15/26(d) ........................................................ 3,000,000 600,000
Chariot Buyer LLC, Initial Term Loans, First Lien, 8.40% (SOFR01M+325bps), 11/3/28(d) .. 4,860,441 4,745,006
Clydesdale Acquisition Holdings, Inc., Term B Loans, First Lien, 9.43% (SOFR01M+418bps),
4/13/29(d) ........................................................ 3,925,263 3,857,866
Covis Pharma Holdings S.a.r.l., Dollar Term B Loans, First Lien, 11.40% (SOFR03M+650bps),
2/14/27(d) ........................................................ 12,425,018 8,852,826
CP Altas Buyer, Inc., Term B Loans, First Lien, 9.00% (SOFR01M+375bps), 11/23/27(d) ... 7,649,372 7,182,760
Cumulus Media New Holdings, Inc., Initial Term Loan, First Lien, 9.23%
(LIBOR01M+375bps), 3/31/26(d) ....................................... 19,164,544 14,133,851
Diamond Sports Group LLC, Term Loan, First Lien, 15.15% (SOFR01M+1000bps),
5/25/26(d) ........................................................ 1,448,737 1,105,574
Diamond Sports Group LLC, Term Loan, Second Lien, 10.40% (SOFR01M+525bps),
8/24/26(d)(f)(g) .................................................... 19,801,150 632,449
Fertitta Entertainment LLC, Initial B Term Loan, First Lien, 9.15% (SOFR01M+400bps),
1/27/29(d) ........................................................ 19,233,863 18,957,473
Hunter Douglas, Inc., Tranche B-1 Term Loans, First Lien, 8.67% (SOFR03M+350bps),
2/9/29(d) ......................................................... 8,847,720 8,369,412
Ineos US Finance LLC, 8.65% (SOFR01M+350bps), 2/9/30(d) ...................... 6,974,838 6,928,734
Innio North America Holding, Inc., Facility B USD, First Lien, 8.04% (LIBOR06M+275bps),
11/6/25(d) ........................................................ 8,711,348 8,591,567
ITT Holdings LLC, 8.02% (SOFR01M+275bps), 7/8/28(d) ......................... 3,000,000 2,968,740
Knight Health Holdings LLC, 10.40% (LIBOR01M+525bps), 12/23/28(d) .............. 23,147,500 9,374,738
LBM Acquisition LLC, Initial Term Loan, First Lien, 8.90% (SOFR01M+375bps), 12/17/27(d) 13,233,922 12,683,920
LSF11 A5 Holdco LLC, Term Loans, First Lien, 8.65% (SOFR01M+350bps), 10/15/28(d) .. 8,035,988 7,915,448

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Mileage Plus Holdings LLC, Initial Term Loan, First Lien, 10.76% (US0003M+525bps),
6/20/27(d) ........................................................ $ 14,964,912 $ 15,529,239
Neptune Bidco US, Inc., Dollar Term B Loan, First Lien, 9.90% (SOFR03M+500bps),
4/11/29(d) ........................................................ 6,125,000 5,377,750
NorthRiver Midstream Finance LP, Initial Term Loan B, First Lien, 8.43%
(LIBOR03M+325bps), 10/1/25(d) ....................................... 11,595,400 11,568,846
Oscar Acquisitionco LLC, 9.40% (SOFR03M+450bps), 4/29/29(d) ................... 9,456,131 9,227,576
Park River Holdings, Inc., Initial Term Loans, First Lien, 8.52% (LIBOR06M+325bps),
1/20/28(d) ........................................................ 9,799,889 9,377,808
Peraton Corp., Term B Loans, First Lien, 8.90% (SOFR01M+375bps), 2/1/28(d) .......... 5,074,359 4,975,612
Rand Parent LLC, 9.13% (SOFR03M+425bps), 2/9/30(d) .......................... 2,992,500 2,805,469
Robertshaw U.S. Holding Corp., 2nd Lien Initial Term Loans, Second Lien, 13.19%
(SOFR03M+800bps), 2/15/26(d) ........................................ 4,000,000 800,000
Robertshaw U.S. Holding Corp., Term Loan B, First Lien, 8.69% (SOFR03M+350bps),
2/28/25(d) ........................................................ 6,288,288 3,232,180
Sparta U.S. Holdco LLC, Initial Term Loan, First Lien, 8.42% (SOFR01M+325bps),
4/30/28(d) ........................................................ 3,940,000 3,904,304
SWF Holdings Corp. I, Initial Term Loans, First Lien, 9.15% (SOFR01M+400bps), 10/6/28(d) 9,702,857 7,825,354
Tailwind Smith Cooper Intermediate Corp., 2nd Lien Initial Term Loans, Second Lien, 14.15%
(SOFR03M+900bps), 5/28/27(d) ........................................ 3,000,000 2,600,250
Whitewater Whistler Holdings, 8.15% (SOFR03M+325bps), 1/25/30(d) ................ 5,500,000 5,491,750
WP CPP Holdings LLC, Term Loans, First Lien, 9.03% (LIBOR03M+375bps), 4/30/25(d) .. 7,674,875 6,936,168
226,759,912
Health Care (6.7%):
Air Medical Group Holdings, Inc., Incremental Term Loan B, First Lien, 9.40%
(SOFR01M+425bps), 3/14/25(d) ........................................ 2,116,433 1,178,853
Air Methods Corp., Initial Term Loans, First Lien, 8.66% (LIBOR03M+350bps), 4/21/24(d) . 17,350,304 6,101,582
Amneal Pharmaceuticals LLC, Initial Term Loans, First Lien, 8.65% (SOFR01M+350bps),
3/23/25(d) ........................................................ 8,432,002 8,108,803
Bausch Health Cos., Inc., Term B, First Lien, 10.34% (SOFR01M+525bps), 1/27/27(d) ..... 7,907,255 5,946,650
Envision Healthcare Corp., Third Out term Loans, First Lien, 8.65% (SOFR03M+375bps),
3/31/27(d)(f)(g) .................................................... 3,913,425 28,137
Global Medical Response, Inc., 2020 Term Loan, First Lien, 9.44% (SOFR01M+425bps),
10/2/25(d) ........................................................ 7,757,335 4,320,836
Lifepoint Health, Inc., Term B Loans, First Lien, 9.02% (LIBOR03M+375bps), 11/16/25(d) . 4,231,875 3,910,972
LifeScan Global Corp., 11.65% (SOFR06M+650bps), 12/31/26(d) .................... 13,439,216 10,841,013
LifeScan Global Corp., Initial Term Loan, Second Lien, 14.23% (SOFR12M+950bps),
6/19/25(d) ........................................................ 3,750,000 2,259,375
Radiology Partners, Inc., Term Loan New, First Lien, 9.40% (SOFR01M+425bps), 7/9/25(d) . 9,451,802 7,085,921
Surgery Center Holdings, Inc., 2021 New Term Loans, First Lien, 8.90%
(LIBOR01M+375bps), 8/31/26(d) ....................................... 3,647,237 3,640,198
Team Health Holdings, Inc., Facility Extending Term Loan B, First Lien, 10.40%
(SOFR01M+525bps), 2/2/27(d) ......................................... 10,237,903 7,002,726
U.S. Renal Care, Inc., Initial Term Loan, First Lien, 10.19% (LIBOR01M+500bps), 7/26/26(d) 19,439,194 8,731,503
Upstream Rehabilitation, August 2021 Incremental TL, First Lien, 9.41%
(SOFR03M+425bps), 11/20/26(d) ....................................... 2,895,013 2,569,324
71,725,893
Industrials (12.3%):
Avis Budget Car Rental LLC, Tranche C Term Loan, First Lien, 8.65% (SOFR01M+350bps),
3/16/29(d) ........................................................ 2,962,500 2,964,959
AZZ, Inc., Initial Term Loan, First Lien, 9.40% (SOFR01M+425bps), 5/6/29(d) .......... 4,321,368 4,320,028
Brand Energy and Infrastructure Services, Inc., Initial Term Loan, First Lien, 9.41%
(LIBOR03M+425bps), 6/21/24(d) ....................................... 1,438,500 1,418,419
Cengage Learning, Inc., 9.88% (LIBOR06M+475bps), 7/14/26(d) .................... 3,997,462 3,911,517
Chart Industries, Inc., 3/17/30(e) ............................................ 1,500,000 1,495,620
Chart Industries, Inc., 8.84% (SOFR01M+375bps), 12/8/29(d) ....................... 1,246,875 1,243,234
Commscope, Inc., 1st Lien Term Loan B2, 8.40% (SOFR01M+325bps), 4/4/26(d) ........ 2,976,764 2,845,787
Cornerstone Building Brands, Inc., New Term Loan B, First Lien, 8.40% (SOFR01M+325bps),
4/12/28(d) ........................................................ 10,449,463 9,985,820
CPM Holdings, Inc., Initial Term Loans, First Lien, 8.67% (LIBOR01M+350bps), 11/17/25(d) 2,864,978 2,854,950
Gates Global LLC, Initial B-3 Dollar Term Loan, First Lien, 7.75% (SOFR01M+250bps),
3/31/27(d) ........................................................ 10,763,329 10,697,027

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Graham Packaging Co., Inc., New Term Loans, First Lien, 8.27% (SOFR01M+300bps),
8/4/27(d) ......................................................... $ 9,456,034 $ 9,389,558
Hertz Corp., Initial Term B Loans, First Lien, 8.41% (SOFR01M+325bps), 6/30/28(d) ..... 16,577,033 16,533,601
Hertz Corp., Initial Term C Loan, First Lien, 8.41% (SOFR01M+325bps), 6/30/28(d) ...... 3,187,891 3,179,539
Janus International Group LLC, Amendment No 3 Refinancing Term Loans, First Lien, 8.40%
(SOFR01M+325bps), 2/15/25(d) ........................................ 12,360,549 12,327,052
Madison IAQ LLC, Initial Term Loans, First Lien, 8.30% (LIBOR06M+325bps), 6/16/28(d) . 9,083,787 8,886,215
SRS Distribution, Inc., 2021 Refinancing Term Loans, First Lien, 8.65%
(LIBOR01M+350bps), 6/4/28(d) ........................................ 10,201,519 9,892,923
Titan Acquisition Ltd., Initial Term Loan, First Lien, 8.15% (LIBOR06M+300bps), 3/28/25(d) 5,076,337 4,947,297
TransDigm, Inc., 8.15% (SOFR03M+325bps), 8/24/28(d) .......................... 5,343,608 5,338,478
Trident TPI Holdings, Inc., Tranche B-3 Initial Term Loans, First Lien, 9.16%
(LIBOR03M+400bps), 9/17/28(d) ....................................... 9,370,062 9,206,086
White Cap Buyer LLC, Initial Closing Date Term Loan, First Lien, 8.90%
(SOFR01M+375bps), 10/19/27(d) ....................................... 9,224,073 9,129,249
130,567,359
Information Technology (0.8%):
TIBCO Software Inc., Dollar Term B Loan, First Lien, 9.40% (SOFR03M+450bps), 3/20/29(d) 9,226,875 8,615,594
Materials (1.8%):
Albaugh LLC, Term Loan B, First Lien, 8.80% (SOFR03M+375bps), 5/2/29(d) .......... 8,005,484 7,902,053
Enviri Corp., 7.40% (SOFR01M+225bps), 3/10/28(d) ............................. 2,493,639 2,447,930
WireCo WorldGroup, Inc., Initial Term Loan, First Lien, 9.50% (LIBOR01M+425bps),
11/13/28(d) ....................................................... 9,129,951 9,072,889
19,422,872
Utilities (0.7%):
PG&E CORP., Term Loans, First Lien, 8.19% (SOFR01M+300bps), 6/23/25(d) .......... 7,700,008 7,682,144
Total Senior Secured Loans (Cost $985,379,140) 868,677,300
Corporate Bonds (13.3%)
Communication Services (1.6%):
Audacy Capital Corp., 6.50%, 5/1/27, Callable 7/24/23 @ 103.25(h) .................. 3,000,000 70,214
Cumulus Media New Holdings, Inc., 6.75%, 7/1/26, Callable 8/7/23 @ 101.69(h) ......... 3,847,000 2,648,260
iHeartCommunications, Inc., 8.38%, 5/1/27, Callable 7/24/23 @ 102.09 ................ 1,750,000 1,165,800
Outfront Media Capital LLC/Outfront Media Capital Corp., 4.25%, 1/15/29, Callable 1/15/24
@ 102.13(h) ...................................................... 1,250,000 1,050,695
Sinclair Television Group, Inc., 5.50%, 3/1/30, Callable 12/1/24 @ 102.75(h) ............ 5,850,000 3,373,476
Sirius XM Radio, Inc., 3.88%, 9/1/31, Callable 9/1/26 @ 101.94(h) ................... 6,750,000 5,220,804
TEGNA, Inc., 5.00%, 9/15/29, Callable 9/15/24 @ 102.5 .......................... 4,000,000 3,461,086
16,990,335
Consumer Discretionary (4.2%):
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 5.38%, 3/1/29, Callable 3/1/24 @
102.69(h) ........................................................ 6,000,000 5,564,884
Caesars Entertainment, Inc., 8.13%, 7/1/27, Callable 8/7/23 @ 104.06(h) ............... 7,050,000 7,206,796
Carnival Corp., 6.00%, 5/1/29, Callable 11/1/24 @ 103(h) .......................... 2,875,000 2,566,984
Carnival Holdings Bermuda Ltd., 10.38%, 5/1/28, Callable 5/1/25 @ 105.19(h) .......... 4,000,000 4,375,810
Cinemark USA, Inc., 5.25%, 7/15/28, Callable 7/15/24 @ 102.63(h) .................. 5,000,000 4,443,137
Ford Motor Co., 6.10%, 8/19/32, Callable 5/19/32 @ 100 .......................... 2,750,000 2,666,473
Life Time, Inc., 5.75%, 1/15/26, Callable 8/7/23 @ 102.88(h) ....................... 2,000,000 1,951,423
Royal Caribbean Cruises Ltd., 7.25%, 1/15/30, Callable 12/15/25 @ 103.63(h) ........... 3,500,000 3,551,859
The Goodyear Tire & Rubber Co., 5.25%, 7/15/31, Callable 4/15/31 @ 100 ............. 4,000,000 3,474,840
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31, Callable 11/15/30 @
100(h) ........................................................... 8,500,000 8,451,472
44,253,678
Energy (3.0%):
Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.38%, 6/15/29, Callable
6/15/24 @ 102.69(h) ................................................ 1,334,000 1,238,777
Apache Corp., 5.10%, 9/1/40, Callable 3/1/40 @ 100 ............................. 4,000,000 3,259,558
Callon Petroleum Co.

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
8.00%, 8/1/28, Callable 8/1/24 @ 104(h) .................................. $ 4,500,000 $ 4,451,538
7.50%, 6/15/30, Callable 6/15/25 @ 103.75(h) .............................. 3,500,000 3,304,145
Comstock Resources, Inc.
6.75%, 3/1/29, Callable 3/1/24 @ 103.38(h) ................................ 2,180,000 1,996,056
5.88%, 1/15/30, Callable 1/15/25 @ 102.94(h) .............................. 6,500,000 5,645,991
PBF Holding Co. LLC/PBF Finance Corp., 6.00%, 2/15/28, Callable 8/7/23 @ 103 ........ 6,258,000 5,866,223
Permian Resources Operating LLC, 5.88%, 7/1/29, Callable 7/1/24 @ 102.94(h) .......... 4,000,000 3,770,377
Talos Production, Inc., 12.00%, 1/15/26, Callable 7/24/23 @ 106 ..................... 2,130,000 2,238,022
31,770,687
Financials (1.4%):
Compass Group Diversified Holdings LLC, 5.25%, 4/15/29, Callable 4/15/24 @ 102.63(h) .. 4,000,000 3,512,172
Gray Escrow II, Inc., 5.38%, 11/15/31, Callable 11/15/26 @ 102.69(h) ................. 4,000,000 2,666,393
Neptune Bidco US, Inc., 9.29%, 4/15/29, Callable 10/15/25 @ 104.65(h) ............... 3,000,000 2,754,935
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.88%, 9/1/31, Callable
9/1/26 @ 102.98(h) ................................................. 8,500,000 6,269,667
15,203,167
Health Care (1.0%):
Air Methods Corp., 8.00%, 5/15/25, Callable 8/7/23 @ 100(h) ....................... 11,050,000 83,054
Bausch Health Cos., Inc., 6.13%, 2/1/27, Callable 2/1/24 @ 103.06(h) ................. 1,800,000 1,152,394
CHS/Community Health Systems, Inc., 6.13%, 4/1/30, Callable 4/1/25 @ 103.06(h) ....... 4,500,000 2,724,943
LifePoint Health, Inc., 5.38%, 1/15/29, Callable 1/15/24 @ 102.69(h) ................. 1,450,000 856,895
Radiology Partners, Inc., 9.25%, 2/1/28, Callable 8/7/23 @ 104.63(h) ................. 3,200,000 1,192,449
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26, Callable
8/7/23 @ 102.44(h) ................................................. 2,000,000 1,677,867
Team Health Holdings, Inc., 6.38%, 2/1/25, Callable 7/24/23 @ 100(h) ................ 4,333,000 2,322,037
U.S. Renal Care, Inc., 10.63%, 7/15/27, Callable 8/7/23 @ 102.66(h) .................. 1,120,000 312,934
10,322,573
Industrials (1.6%):
American Airlines, Inc., 11.75%, 7/15/25(h) .................................... 3,320,000 3,642,490
Chart Industries, Inc., 7.50%, 1/1/30, Callable 1/1/26 @ 103.75(h) .................... 1,250,000 1,275,598
ITT Holdings LLC, 6.50%, 8/1/29, Callable 8/1/24 @ 103.25(h) ..................... 1,750,000 1,470,782
Rand Parent LLC, 8.50%, 2/15/30, Callable 2/15/26 @ 104.25(h) .................... 3,650,000 3,304,817
The Hertz Corp., 5.00%, 12/1/29, Callable 12/1/24 @ 102.5(h) ...................... 3,200,000 2,643,498
Uber Technologies, Inc., 8.00%, 11/1/26, Callable 8/7/23 @ 104(h) ................... 1,650,000 1,680,662
Wabash National Corp., 4.50%, 10/15/28, Callable 10/15/24 @ 102.25(h) ............... 2,950,000 2,558,456
16,576,303
Information Technology (0.3%):
Cloud Software Group, Inc., 6.50%, 3/31/29, Callable 9/30/25 @ 103.25(h) ............. 4,000,000 3,555,589
Materials (0.2%):
The Scotts Miracle-Gro Co.
4.00%, 4/1/31, Callable 4/1/26 @ 102 .................................... 2,000,000 1,573,788
4.38%, 2/1/32, Callable 8/1/26 @ 102.19 .................................. 790,000 626,958
2,200,746
Utilities (0.0%):(i)
Calpine Corp., 5.13%, 3/15/28, Callable 8/7/23 @ 102.56(h) ........................ 500,000 448,020
Total Corporate Bonds (Cost $167,567,593) 141,321,098
Yankee Dollars (1.2%)
Communication Services (0.2%):
Telesat Canada/Telesat LLC, 5.63%, 12/6/26, Callable 12/6/23 @ 102.81(h) ............. 3,600,000 2,219,799
Consumer Discretionary (0.4%):
Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29, Callable 2/15/24 @ 102.81(h) ....... 5,125,000 4,690,966

Victory Portfolios
Victory Floating Rate Fund

(Unaudited)
Schedule of Portfolio Investments — continued
June 30, 2023
See notes to financial statements.
Security Description Principal Amount Value
Industrials (0.6%):
Bombardier, Inc., 7.88%, 4/15/27, Callable 8/8/23 @ 101.97(h) ...................... $ 6,000,000 $ 5,985,930
Total Yankee Dollars (Cost $13,364,156) 12,896,695
U.S. Treasury Obligations (1.2%)
U.S. Treasury Bills, 1.98%, 7/5/23(j) ......................................... 13,000,000 12,996,425
Total U.S. Treasury Obligations (Cost $12,992,814) 12,996,425
Total Investments (Cost $1,179,496,074) — 97.6% 1,036,490,024
Other assets in excess of liabilities — 2.4% 25,250,368
NET ASSETS - 100.00% $ 1,061,740,392
(a) This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(b) Non-income producing security.
(c) Security was fair valued based upon procedures approved by the Board of Trustees and represents 0.0% of net assets as of June 30, 2023. This security is classified as Level 3 within the fair value hierarchy. (See Note 2 in the Notes to Financial Statements)
(d) Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2023.
(e) The rates for this senior secured loan will be known on settlement date of the loan, subsequent to this report date. Senior secured loans have rates that will fluctuate over time in line with prevailing interest rates.
(f) Currently the issuer is in default with respect to interest and/or principal payments.
(g) Issuer filed for bankruptcy.
(h) Rule 144A security or other security that is restricted as to resale to institutional investors. As of June 30, 2023, the fair value of these securities was
$129,885,045 and amounted to 12.2% of net assets.
(i) Amount represents less than 0.05% of net assets.
(j) Rate represents the effective yield at June 30, 2023.
bps—Basis points
LIBOR
—
London Interbank Offered Rate
LIBOR01M
—
1 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
LIBOR03M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
LIBOR06M
—
6 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
LLC—Limited Liability Company
LP—Limited Partnership
PLC—Public Limited Company
SOFR
—
Secured Overnight Financing Rate
SOFR01M
—
1 Month SOFR, rate disclosed as of June 30, 2023.
SOFR03M
—
3 Month SOFR, rate disclosed as of June 30, 2023.
SOFR06M
—
6 Month SOFR, rate disclosed as of June 30, 2023.
US0001M
—
1 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.
US0003M
—
3 Month US Dollar LIBOR, rate disclosed as of June 30, 2023, based on the last reset date of the security.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory INCORE
Low Duration Bond
Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Assets:
Investments, at value (Cost $164,179,121, $279,508,209 and $40,035,432) $ 158,906,565(a) $ 239,364,460(b) $ 37,720,048
Cash 2,235,835 2,213,411 135,269
Deposit with broker for futures contracts 1,049,796 — —
Deposit with broker for swap agreements 1,516,160 — —
Receivables:
Interest and dividends 1,183,005 4,905,682 480,469
Capital shares issued 48,826 233,402 2,380
Investments sold — 5,429,502 —
Variation margin on open swap agreements 88,711 — —
From Adviser 22,089 42,523 22,369
Prepaid expenses 41,378 35,858 18,848
Total Assets 165,092,365 252,224,838 38,379,383
Liabilities:
Payables:
Collateral received on loaned securities 2,195,688 24,134,268 —
Distributions 60,183 233,353 5,531
Investments purchased — 5,384,061 —
Capital shares redeemed 320,901 635,246 29,948
Variation margin on open futures contracts 113,766 — —
Accrued expenses and other payables:
Investment advisory fees 62,759 109,165 15,721
Administration fees 7,402 9,600 1,660
Custodian fees 3,786 5,749 1,234
Transfer agent fees 32,509 53,047 9,524
Compliance fees 133 163 25
12b-1 fees 8,048 15,136 3,135
Other accrued expenses 16,554 23,344 9,013
Total Liabilities 2,821,729 30,603,132 75,791
Commitments and contingencies (Note 4 )
Net Assets:
Capital 199,490,316 298,292,822 41,951,647
Total accumulated earnings/(loss) (37,219,680) (76,671,116) (3,648,055)
Net Assets $ 162,270,636 $ 221,621,706 $ 38,303,592
Net Assets
Class A $ 65,146,664 $ 27,756,294 $ 27,123,512
Class C 2,615,557 22,460,821 845,699
Class R 1,181,073 15,177,079 —
Class Y 93,327,342 156,227,512 10,334,381
Total $ 162,270,636 $ 221,621,706 $ 38,303,592
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 6,768,238 5,292,241 3,246,214
Class C 271,644 4,271,620 101,268
Class R 122,718 2,885,577 —
Class Y 9,693,511 29,929,347 1,237,318
Total 16,856,111 42,378,785 4,584,800
Net asset value, offering (except Class A) and redemption price per share:
Class A $ 9.63 $ 5.24 $ 8.36
Class C(c) 9.63 5.26 8.35
Class R 9.62 5.26 —
Class Y 9.63 5.22 8.35
Maximum Sales Charge — Class A 2.25% 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9.85 $ 5.36 $ 8.55
(a) Includes $2,136,191 of securities on loan.
(b) Includes $23,087,156 of securities on loan.
(c) Redemption price per share varies by the length of time shares are held.

Statements of Assets and Liabilities
June 30, 2023

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Assets:
Investments, at value (Cost $43,177,738 and $1,179,496,074) $ 37,875,487 $ 1,036,490,024
Cash 26,816 12,968,609
Receivables:
Interest and dividends 440,508 9,968,618
Capital shares issued 3,512 2,289,309
Investments sold — 40,456,713
From Adviser 23,022 162,105
Prepaid expenses 17,417 44,199
Total Assets 38,386,762 1,102,379,577
Liabilities:
Payables:
Distributions 6,813 1,949,960
Investments purchased 250,000 33,778,750
Capital shares redeemed 55,371 3,821,753
Accrued expenses and other payables:
Investment advisory fees 15,635 569,582
Administration fees 1,655 46,451
Custodian fees 1,286 61,704
Transfer agent fees 6,052 268,086
Compliance fees 28 755
12b-1 fees 2,379 44,021
Other accrued expenses 8,487 98,123
Total Liabilities 347,706 40,639,185
Commitments and contingencies (Note 4 )
Net Assets:
Capital 44,252,269 1,541,402,140
Total accumulated earnings/(loss) (6,213,213) (479,661,748)
Net Assets $ 38,039,056 $ 1,061,740,392
Net Assets
Class A $ 19,293,907 $ 222,864,682
Class C 947,181 51,020,722
Class R — 325,061
Class Y 13,277,744 783,079,312
Member Class 4,520,224 4,450,615
Total $ 38,039,056 $ 1,061,740,392
Shares (unlimited number of shares authorized with a par value of $0.001 per share):
Class A 2,109,996 27,451,453
Class C 103,590 6,280,910
Class R — 40,034
Class Y 1,451,694 96,407,145
Member Class 494,287 548,342
Total 4,159,567 130,727,884
Net asset value, offering (except Class A) and redemption price per share:
Class A $ 9.14 $ 8.12
Class C(a) 9.14 8.12
Class R — 8.12
Class Y 9.15 8.12
Member Class 9.14 8.12
Maximum Sales Charge — Class A 2.25% 2.25%
Maximum offering price
(100%/(100%-maximum sales charge) of net asset value adjusted to the nearest cent) per share — Class A $ 9.35 $ 8.31
(a) Redemption price per share varies by the length of time shares are held.

Statements of Operations
For the Six Months Ended June 30, 2023

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory INCORE
Low Duration Bond
Fund
Victory High Yield
Fund
Victory Tax-Exempt
Fund
Investment Income:
Dividends $ 92,746 $ 4,375 $ —
Interest 2,698,913 11,029,861 882,548
Securities lending (net of fees) 9,291 298,630 —
Total Income 2,800,950 11,332,866 882,548
Expenses:
Investment advisory fees 410,664 690,891 94,913
Administration fees 50,302 63,471 10,464
Sub-Administration fees 10,401 9,167 8,426
12b-1 fees — Class A 85,820 35,260 33,157
12b-1 fees — Class C 15,506 115,842 4,368
12b-1 fees — Class R 2,757 38,212 —
Custodian fees 7,522 11,708 5,535
Transfer agent fees — Class A 38,874 12,314 12,658
Transfer agent fees — Class C 661 6,260 253
Transfer agent fees — Class R 711 2,092 —
Transfer agent fees — Class Y 38,852 119,461 6,840
Trustees' fees 7,009 8,835 2,172
Compliance fees 832 1,062 171
Legal and audit fees 13,454 15,151 7,896
State registration and filing fees 33,116 39,016 24,977
Interfund lending — 779 —
Other expenses 15,791 22,938 7,945
Total Expenses 732,272 1,192,459 219,775
Less fees paid indirectly — — (4,070)
Expenses waived/reimbursed by Adviser (68,813) (132,449) (66,132)
Net Expenses 663,459 1,060,010 149,573
Net Investment Income (Loss) 2,137,491 10,272,856 732,975
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities 190,523 (21,135,576) (216,397)
Net realized gains (losses) from futures contracts (661,015) — —
Net realized gains (losses) from swap agreements 660,715 — —
Net change in unrealized appreciation/depreciation on investment securities 667,134 21,092,121 589,356
Net change in unrealized appreciation/depreciation on futures contracts (597,569) — —
Net change in unrealized appreciation/depreciation on swap agreements (93,140) — —
Net realized/unrealized gains (losses) on investments 166,648 (43,455) 372,959
Change in net assets resulting from operations $ 2,304,139 $ 10,229,401 $ 1,105,934

Statements of Operations
For the Six Months Ended June 30, 2023

See notes to financial statements.
Victory Portfolios
(Unaudited)
Victory High Income
Municipal Bond
Fund
Victory Floating
Rate Fund
Investment Income:
Dividends $ 9,455 $ 44,963
Interest 1,009,765 60,025,993
Total Income 1,019,220 60,070,956
Expenses:
Investment advisory fees 99,652 3,803,584
Administration fees 10,985 322,515
Sub-Administration fees 9,167 9,167
12b-1 fees — Class A 26,221 296,511
12b-1 fees — Class C 5,453 275,307
12b-1 fees — Class R — 1,159
Custodian fees 8,616 124,177
Transfer agent fees — Class A 5,841 116,878
Transfer agent fees — Class C 337 24,975
Transfer agent fees — Class R — 526
Transfer agent fees — Class Y 3,881 403,727
Transfer agent fees — Member Class 1,598 3,437
Trustees' fees 2,248 42,921
Compliance fees 181 5,507
Legal and audit fees 7,919 61,869
State registration and filing fees 28,868 54,394
Interfund lending — 2,160
Other expenses 9,058 107,009
Total Expenses 220,025 5,655,823
Less fees paid indirectly (7,026) —
Expenses waived/reimbursed by Adviser (68,132) (548,903)
Net Expenses 144,867 5,106,920
Net Investment Income (Loss) 874,353 54,964,036
Realized/Unrealized Gains (Losses) from Investments:
Net realized gains (losses) from investment securities (65,717) (48,717,348)
Net change in unrealized appreciation/depreciation on investment securities 344,883 39,325,474
Net realized/unrealized gains (losses) on investments 279,166 (9,391,874)
Change in net assets resulting from operations $ 1,153,519 $ 45,572,162

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory INCORE Low Duration
Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 2,137,491 $ 2,567,116 $ 10,272,856 $ 20,120,748 $ 732,975 $ 1,464,502
Net realized gains (losses) 190,223 (2,268,869) (21,135,576) (12,799,167) (216,397) (266,141)
Net change in unrealized
appreciation/depreciation (23,575) (7,891,919) 21,092,121 (64,592,741) 589,356 (7,310,013)
Change in net assets resulting from
operations 2,304,139 (7,593,672) 10,229,401 (57,271,160) 1,105,934 (6,111,652)
Distributions to Shareholders:
Class A (880,622) (1,184,967) (1,237,876) (2,582,986) (510,521) (1,359,219)
Class C (27,412) (33,971) (932,354) (1,793,155) (13,319) (48,903)
Class R (11,921) (12,816) (645,210) (1,117,459) — —
Class Y (1,536,349) (2,056,953) (7,408,850) (15,051,058) (209,135) (594,628)
Change in net assets resulting from
distributions to shareholders (2,456,304) (3,288,707) (10,224,290) (20,544,658) (732,975) (2,002,750)
Change in net assets resulting from
capital transactions (18,580,433) (25,401,306) (23,510,048) (15,844,877) 1,433,202 (6,707,385)
Change in net assets (18,732,598) (36,283,685) (23,504,937) (93,660,695) 1,806,161 (14,821,787)
Net Assets:
Beginning of period 181,003,234 217,286,919 245,126,643 338,787,338 36,497,431 51,319,218
End of period $ 162,270,636 $ 181,003,234 $ 221,621,706 $ 245,126,643 $ 38,303,592 $ 36,497,431

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory INCORE Low Duration
Bond Fund Victory High Yield Fund Victory Tax-Exempt Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 3,195,592 $ 31,077,464 $ 1,622,442 $ 4,620,240 $ 4,306,522 $ 9,954,581
Distributions reinvested 787,706 1,069,427 761,759 1,725,144 485,007 1,271,336
Cost of shares redeemed (9,170,280) (34,520,760) (3,062,609) (17,029,134) (2,672,300) (16,407,801)
Total Class A $ (5,186,982) $ (2,373,869) $ (678,408) $ (10,683,750) $ 2,119,229 $ (5,181,884)
Class C
Proceeds from shares issued $ 436,844 $ 1,880,995 $ 238,920 $ 3,482,445 $ 17,247 $ 333,464
Distributions reinvested 25,458 32,476 488,243 1,032,069 12,086 46,307
Cost of shares redeemed (1,689,078) (3,338,417) (2,199,148) (5,904,434) (120,141) (1,205,436)
Total Class C $ (1,226,776) $ (1,424,946) $ (1,471,985) $ (1,389,920) $ (90,808) $ (825,665)
Class R
Proceeds from shares issued $ 192,353 $ 199,890 $ 178,063 $ 421,438 $ — $ —
Distributions reinvested 11,921 12,815 82,726 137,188 — —
Cost of shares redeemed (110,568) (274,569) (301,563) (143,786) — —
Total Class R $ 93,706 $ (61,864) $ (40,774) $ 414,840 $ — $ —
Class Y
Proceeds from shares issued $ 41,355,286 $ 55,691,544 $ 43,933,301 $ 173,422,368 $ 1,074,448 $ 9,356,843
Distributions reinvested 1,268,394 1,663,223 7,395,340 15,032,014 201,446 577,178
Cost of shares redeemed (54,884,061) (78,895,394) (72,647,522) (192,640,429) (1,871,113) (10,633,857)
Total Class Y $ (12,260,381) $ (21,540,627) $ (21,318,881) $ (4,186,047) $ (595,219) $ (699,836)
Change in net assets resulting from
capital transactions $ (18,580,433) $ (25,401,306) $ (23,510,048) $ (15,844,877) $ 1,433,202 $ (6,707,385)
Share Transactions:
Class A
Issued 330,662 3,166,353 305,459 783,246 516,829 1,145,635
Reinvested 81,348 109,743 143,208 296,774 58,017 147,649
Redeemed (946,068) (3,541,453) (574,503) (2,913,037) (319,300) (1,912,426)
Total Class A (534,058) (265,357) (125,836) (1,833,017) 255,546 (619,142)
Class C
Issued 44,994 191,685 44,519 573,020 2,084 35,794
Reinvested 2,629 3,342 91,560 178,458 1,446 5,338
Redeemed (174,196) (340,742) (409,622) (1,035,733) (14,311) (137,452)
Total Class C (126,573) (145,715) (273,543) (284,255) (10,781) (96,320)
Class R
Issued 19,799 20,168 33,476 69,477 — —
Reinvested 1,232 1,317 15,495 23,822 — —
Redeemed (11,402) (27,860) (56,733) (24,383) — —
Total Class R 9,629 (6,375) (7,762) 68,916 — —
Class Y
Issued 4,275,180 5,674,795 8,248,022 29,095,639 127,487 1,044,358
Reinvested 130,982 170,445 1,396,300 2,610,339 24,105 66,989
Redeemed (5,665,273) (8,040,501) (13,587,729) (32,937,648) (223,172) (1,231,080)
Total Class Y (1,259,111) (2,195,261) (3,943,407) (1,231,670) (71,580) (119,733)
Change in Shares (1,910,113) (2,612,708) (4,350,548) (3,280,026) 173,185 (835,195)

Victory Portfolios
Statements of Changes in Net Assets
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
From Investment Activities:
Operations:
Net Investment Income (Loss) $ 874,353 $ 1,716,763 $ 54,964,036 $ 109,307,705
Net realized gains (losses) (65,717) (538,945) (48,717,348) (103,162,620)
Net change in unrealized appreciation/depreciation 344,883 (8,833,268) 39,325,474 (170,669,010)
Change in net assets resulting from operations 1,153,519 (7,655,450) 45,572,162 (164,523,925)
Distributions to Shareholders:
Class A (452,363) (1,271,803) (11,120,180) (17,479,036)
Class C (19,301) (58,566) (2,357,588) (3,482,234)
Class R — — (20,312) (29,001)
Class Y (306,111) (521,176) (41,842,862) (88,352,703)
Member Class (96,578) (153,672) (209,954) (255,361)
Change in net assets resulting from distributions to shareholders (874,353) (2,005,217) (55,550,896) (109,598,335)
Change in net assets resulting from capital transactions (1,770,288) (4,293,890) (183,922,040) (672,675,949)
Change in net assets (1,491,122) (13,954,557) (193,900,774) (946,798,209)
Net Assets:
Beginning of period 39,530,178 53,484,735 1,255,641,166 2,202,439,375
End of period $ 38,039,056 $ 39,530,178 $ 1,061,740,392 $ 1,255,641,166

Victory Portfolios
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
Victory High Income Municipal Bond
Fund Victory Floating Rate Fund
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Six
Months
Ended
June 30,
2023
(Unaudited)
Year
Ended
December 31,
2022
Capital Transactions:
Class A
Proceeds from shares issued $ 238,848 $ 10,294,150 $ 12,655,821 $ 97,770,885
Distributions reinvested 413,827 1,179,354 9,678,002 15,235,706
Cost of shares redeemed (3,283,593) (17,909,597) (50,465,459) (167,236,180)
Total Class A $ (2,630,918) $ (6,436,093) $ (28,131,636) $ (54,229,589)
Class C
Proceeds from shares issued $ 7,905 $ 28,108 $ 1,697,159 $ 14,847,278
Distributions reinvested 19,301 58,388 2,098,997 3,095,076
Cost of shares redeemed (351,621) (660,750) (10,948,274) (30,677,125)
Total Class C $ (324,415) $ (574,254) $ (7,152,118) $ (12,734,771)
Class R
Proceeds from shares issued $ — $ — $ 14,715 $ 188,702
Distributions reinvested — — 20,310 28,901
Cost of shares redeemed — — (245,274) (205,368)
Total Class R $ — $ — $ (210,249) $ 12,235
Class Y
Proceeds from shares issued $ 4,110,247 $ 8,755,236 $ 202,978,800 $ 1,087,901,526
Distributions reinvested 302,961 509,091 32,628,522 73,528,356
Cost of shares redeemed (3,748,827) (8,291,509) (384,177,849) (1,769,959,405)
Total Class Y $ 664,381 $ 972,818 $ (148,570,527) $ (608,529,523)
Member Class
Proceeds from shares issued $ 699,749 $ 2,638,043 $ 334,647 $ 4,026,377
Distributions reinvested 96,578 153,672 209,954 255,361
Cost of shares redeemed (275,663) (1,048,076) (402,111) (1,476,039)
Total Member Class $ 520,664 $ 1,743,639 $ 142,490 $ 2,805,699
Change in net assets resulting from capital transactions $ (1,770,288) $ (4,293,890) $ (183,922,040) $ (672,675,949)
Share Transactions:
Class A
Issued 25,910 1,095,148 1,531,514 10,891,955
Reinvested 45,119 123,326 1,175,387 1,777,071
Redeemed (358,420) (1,919,547) (6,121,184) (19,287,321)
Total Class A (287,391) (701,073) (3,414,283) (6,618,295)
Class C
Issued 851 2,973 203,969 1,648,414
Reinvested 2,104 6,095 254,781 361,824
Redeemed (38,180) (67,991) (1,326,721) (3,552,036)
Total Class C (35,225) (58,923) (867,971) (1,541,798)
Class R
Issued — — 1,767 20,892
Reinvested — — 2,461 3,384
Redeemed — — (29,781) (23,243)
Total Class R — — (25,553) 1,033
Class Y
Issued 444,108 932,072 24,400,626 122,271,204
Reinvested 33,025 53,109 3,957,320 8,535,580
Redeemed (408,411) (872,754) (46,525,846) (205,741,941)
Total Class Y 68,722 112,427 (18,167,900) (74,935,157)
Member Class
Issued 75,587 271,855 40,629 446,286
Reinvested 10,550 16,200 25,529 29,978
Redeemed (30,109) (107,086) (48,853) (172,741)
Total Member Class 56,028 180,969 17,305 303,523
Change in Shares (197,866) (466,600) (22,458,402) (82,790,694)

Victory Portfolios
Financial Highlights
For a Share Outstanding Throughout Each Period
41
See notes to financial statements.
Victory INCORE Low Duration Bond Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $9.64 $10.16 $10.20 $9.99 $9.86 $9.99
Investment Activities:
Net investment income (loss)(a) 0.11 0.12 0.09 0.14 0.19 0.16
Net realized and unrealized gains (losses) —(b) (0.49) (0.02) 0.24 0.15 (0.08)
Total from Investment Activities 0.11 (0.37) 0.07 0.38 0.34 0.08
Distributions to Shareholders from:
Net investment income (0.12) (0.15) (0.11) (0.14) (0.20) (0.21)
Return of capital — — — (0.03) (0.01) —
Total Distributions (0.12) (0.15) (0.11) (0.17) (0.21) (0.21)
Net Asset Value, End of Period $9.63 $9.64 $10.16 $10.20 $9.99 $9.86
Total Return (excludes sales charge)(c)(d) 1.18% (3.62)% 0.71% 3.85% 3.51% 0.73%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.85% 0.85% 0.85% 0.85% 0.85%
Net Investment Income (Loss)(e) 2.22% 1.18% 0.87% 1.39% 1.93% 1.66%
Gross Expenses(e)(f) 0.96% 0.96% 0.95% 0.95% 0.95% 0.90%
Supplemental Data:
Net Assets at end of period (000's) $65,147 $70,419 $76,901 $70,357 $61,972 $96,210
Portfolio Turnover(c)(g) 29% 81% 58% 85% 50% 45%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
42
See notes to financial statements.
Victory INCORE Low Duration Bond Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $9.65 $10.16 $10.20 $9.99 $9.85 $9.99
Investment Activities:
Net investment income (loss)(a) 0.07 0.04 0.01 0.08 0.12 0.09
Net realized and unrealized gains (losses) —(b) (0.47) (0.02) 0.22 0.16 (0.09)
Total from Investment Activities 0.07 (0.43) (0.01) 0.30 0.28 —(b)
Distributions to Shareholders from:
Net investment income (0.09) (0.08) (0.03) (0.07) (0.14) (0.14)
Return of capital — — — (0.02) —(b) —
Total Distributions (0.09) (0.08) (0.03) (0.09) (0.14) (0.14)
Net Asset Value, End of Period $9.63 $9.65 $10.16 $10.20 $9.99 $9.85
Total Return (excludes contingent deferred sales
charge)(c)(d) 0.69% (4.26)% (0.07)% 3.05% 2.81% (0.04)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.62% 1.62% 1.62% 1.62% 1.62% 1.62%
Net Investment Income (Loss)(e) 1.42% 0.37% 0.10% 0.76% 1.17% 0.88%
Gross Expenses(e)(f) 2.00% 1.91% 1.91% 1.72% 1.70% 1.68%
Supplemental Data:
Net Assets at end of period (000's) $2,616 $3,841 $5,528 $23,504 $38,969 $62,103
Portfolio Turnover(c)(g) 29% 81% 58% 85% 50% 45%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory INCORE Low Duration Bond Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $9.64 $10.16 $10.20 $9.99 $9.86 $9.99
Investment Activities:
Net investment income (loss)(a) 0.09 0.07 0.05 0.10 0.15 0.12
Net realized and unrealized gains (losses) (0.01) (0.48) (0.02) 0.24 0.15 (0.08)
Total from Investment Activities 0.08 (0.41) 0.03 0.34 0.30 0.04
Distributions to Shareholders from:
Net investment income (0.10) (0.11) (0.07) (0.10) (0.16) (0.17)
Return of capital — — — (0.03) (0.01) —
Total Distributions (0.10) (0.11) (0.07) (0.13) (0.17) (0.17)
Net Asset Value, End of Period $9.62 $9.64 $10.16 $10.20 $9.99 $9.86
Total Return(b)(c) 0.86% (4.03)% 0.29% 3.41% 3.17% 0.31%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.27% 1.27% 1.27% 1.27% 1.27% 1.27%
Net Investment Income (Loss)(d) 1.81% 0.75% 0.45% 0.99% 1.50% 1.20%
Gross Expenses(d)(e) 2.26% 2.22% 2.30% 2.38% 2.13% 1.87%
Supplemental Data:
Net Assets at end of period (000's) $1,181 $1,090 $1,214 $1,129 $1,147 $1,554
Portfolio Turnover(b)(f) 29% 81% 58% 85% 50% 45%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
44
See notes to financial statements.
Victory INCORE Low Duration Bond Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $9.65 $10.16 $10.20 $9.99 $9.86 $10.00
Investment Activities:
Net investment income (loss)(a) 0.12 0.14 0.11 0.17 0.21 0.19
Net realized and unrealized gains (losses) (0.01) (0.47) (0.01) 0.23 0.16 (0.10)
Total from Investment Activities 0.11 (0.33) 0.10 0.40 0.37 0.09
Distributions to Shareholders from:
Net investment income (0.13) (0.18) (0.14) (0.15) (0.23) (0.23)
Return of capital — — — (0.04) (0.01) —
Total Distributions (0.13) (0.18) (0.14) (0.19) (0.24) (0.23)
Net Asset Value, End of Period $9.63 $9.65 $10.16 $10.20 $9.99 $9.86
Total Return(b)(c) 1.19% (3.30)% 0.94% 4.08% 3.76% 0.96%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.62% 0.62% 0.62% 0.62% 0.62% 0.62%
Net Investment Income (Loss)(d) 2.45% 1.40% 1.10% 1.64% 2.12% 1.87%
Gross Expenses(d)(e) 0.66% 0.65% 0.67% 0.68% 0.69% 0.68%
Supplemental Data:
Net Assets at end of period (000's) $93,327 $105,653 $133,644 $165,330 $164,509 $180,034
Portfolio Turnover(b)(f) 29% 81% 58% 85% 50% 45%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $5.26 $6.79 $6.83 $6.73 $6.20 $6.57
Investment Activities:
Net investment income (loss)(a) 0.23 0.40 0.36 0.37 0.37 0.39
Net realized and unrealized gains (losses) (0.02) (1.52) (0.03) 0.10 0.54 (0.37)
Total from Investment Activities 0.21 (1.12) 0.33 0.47 0.91 0.02
Distributions to Shareholders from:
Net investment income (0.23) (0.41) (0.37) (0.37) (0.38) (0.39)
Total Distributions (0.23) (0.41) (0.37) (0.37) (0.38) (0.39)
Net Asset Value, End of Period $5.24 $5.26 $6.79 $6.83 $6.73 $6.20
Total Return (excludes sales charge)(b)(c) 4.05% (16.87)% 4.86% 7.61% 14.90% 0.28%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.00% 1.00% 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss)(d) 8.82% 6.68% 5.22% 5.85% 5.70% 6.01%
Gross Expenses(d)(e) 1.09% 1.08% 1.08% 1.12% 1.12% 1.12%
Supplemental Data:
Net Assets at end of period (000's) $27,756 $28,508 $49,271 $38,735 $31,602 $23,797
Portfolio Turnover(b)(f) 29% 47% 67% 124% 87% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
46
See notes to financial statements.
Victory High Yield Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $5.28 $6.81 $6.85 $6.75 $6.21 $6.58
Investment Activities:
Net investment income (loss)(a) 0.21 0.36 0.31 0.33 0.33 0.34
Net realized and unrealized gains (losses) (0.02) (1.52) (0.03) 0.10 0.54 (0.36)
Total from Investment Activities 0.19 (1.16) 0.28 0.43 0.87 (0.02)
Distributions to Shareholders from:
Net investment income (0.21) (0.37) (0.32) (0.33) (0.33) (0.35)
Total Distributions (0.21) (0.37) (0.32) (0.33) (0.33) (0.35)
Net Asset Value, End of Period $5.26 $5.28 $6.81 $6.85 $6.75 $6.21
Total Return (excludes contingent deferred sales
charge)(b)(c) 3.68% (17.41)% 4.11% 6.84% 14.24% (0.43)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.70% 1.70% 1.70% 1.70% 1.70% 1.70%
Net Investment Income (Loss)(d) 8.10% 6.03% 4.51% 5.14% 5.00% 5.29%
Gross Expenses(d)(e) 1.82% 1.80% 1.78% 1.81% 1.82% 1.84%
Supplemental Data:
Net Assets at end of period (000's) $22,461 $23,976 $32,889 $25,957 $21,163 $19,432
Portfolio Turnover(b)(f) 29% 47% 67% 124% 87% 174%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Yield Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $5.28 $6.81 $6.85 $6.75 $6.22 $6.59
Investment Activities:
Net investment income (loss)(a) 0.22 0.38 0.34 0.35 0.35 0.37
Net realized and unrealized gains (losses) (0.02) (1.52) (0.03) 0.10 0.53 (0.37)
Total from Investment Activities 0.20 (1.14) 0.31 0.45 0.88 —(b)
Distributions to Shareholders from:
Net investment income (0.22) (0.39) (0.35) (0.35) (0.35) (0.37)
Total Distributions (0.22) (0.39) (0.35) (0.35) (0.35) (0.37)
Net Asset Value, End of Period $5.26 $5.28 $6.81 $6.85 $6.75 $6.22
Total Return(c)(d) 3.87% (17.07)% 4.55% 7.24% 14.48% (0.07)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.31% 1.29% 1.28% 1.33% 1.33% 1.35%
Net Investment Income (Loss)(e) 8.49% 6.46% 4.93% 5.51% 5.37% 5.64%
Gross Expenses(e)(f) 1.31% 1.29% 1.28% 1.33% 1.33% 1.35%
Supplemental Data:
Net Assets at end of period (000's) $15,177 $15,267 $19,243 $19,248 $18,818 $17,595
Portfolio Turnover(c)(g) 29% 47% 67% 124% 87% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
48
See notes to financial statements.
Victory High Yield Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $5.24 $6.76 $6.80 $6.70 $6.17 $6.54
Investment Activities:
Net investment income (loss)(a) 0.24 0.41 0.38 0.39 0.39 0.41
Net realized and unrealized gains (losses) (0.02) (1.51) (0.04) 0.10 0.53 (0.37)
Total from Investment Activities 0.22 (1.10) 0.34 0.49 0.92 0.04
Distributions to Shareholders from:
Net investment income (0.24) (0.42) (0.38) (0.39) (0.39) (0.41)
Total Distributions (0.24) (0.42) (0.38) (0.39) (0.39) (0.41)
Net Asset Value, End of Period $5.22 $5.24 $6.76 $6.80 $6.70 $6.17
Total Return(b)(c) 4.19% (16.58)% 5.15% 7.88% 15.25% 0.52%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.76% 0.76% 0.76% 0.76% 0.76% 0.76%
Net Investment Income (Loss)(d) 9.10% 7.00% 5.49% 6.11% 5.96% 6.32%
Gross Expenses(d)(e) 0.89% 0.86% 0.84% 0.90% 0.92% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $156,228 $177,376 $237,385 $168,677 $108,171 $21,060
Portfolio Turnover(b)(f) 29% 47% 67% 124% 87% 87%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax-Exempt Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.27 $9.78 $9.94 $9.84 $9.47 $9.91
Investment Activities:
Net investment income (loss)(a) 0.16 0.27 0.27 0.29 0.30 0.36
Net realized and unrealized gains (losses) 0.09 (1.41) 0.12 0.23 0.53 (0.30)
Total from Investment Activities 0.25 (1.14) 0.39 0.52 0.83 0.06
Distributions to Shareholders from:
Net investment income (0.16) (0.31) (0.32) (0.32) (0.34) (0.36)
Net realized gains — (0.06) (0.23) (0.10) (0.12) (0.14)
Total Distributions (0.16) (0.37) (0.55) (0.42) (0.46) (0.50)
Net Asset Value, End of Period $8.36 $8.27 $9.78 $9.94 $9.84 $9.47
Total Return (excludes sales charge)(b)(c) 3.03% (11.70)% 3.94% 5.39% 8.82% 0.69%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.80%(f) 0.80% 0.80% 0.80% 0.80% 0.80%
Net Investment Income (Loss)(d) 3.85% 3.08% 2.74% 3.00% 3.04% 3.68%
Gross Expenses(d)(e) 1.16%(f) 1.07% 1.03% 1.04% 1.02% 0.97%
Supplemental Data:
Net Assets at end of period (000's) $27,124 $24,745 $35,312 $32,001 $30,251 $29,993
Portfolio Turnover(b)(g) 8% 13% 6% 44% 64% 42%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by 0.02%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
50
See notes to financial statements.
Victory Tax-Exempt Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.27 $9.78 $9.94 $9.84 $9.47 $9.90
Investment Activities:
Net investment income (loss)(a) 0.13 0.20 0.20 0.22 0.23 0.28
Net realized and unrealized gains (losses) 0.08 (1.41) 0.11 0.22 0.52 (0.29)
Total from Investment Activities 0.21 (1.21) 0.31 0.44 0.75 (0.01)
Distributions to Shareholders from:
Net investment income (0.13) (0.24) (0.24) (0.24) (0.26) (0.28)
Net realized gains — (0.06) (0.23) (0.10) (0.12) (0.14)
Total Distributions (0.13) (0.30) (0.47) (0.34) (0.38) (0.42)
Net Asset Value, End of Period $8.35 $8.27 $9.78 $9.94 $9.84 $9.47
Total Return (excludes contingent deferred sales
charge)(b)(c) 2.51% (12.40)% 3.13% 4.56% 7.97% 0.01%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.60%(f) 1.60% 1.60% 1.60% 1.60% 1.60%
Net Investment Income (Loss)(d) 3.05% 2.23% 2.01% 2.28% 2.34% 2.88%
Gross Expenses(d)(e) 3.17%(f) 2.58% 2.38% 1.91% 1.82% 1.78%
Supplemental Data:
Net Assets at end of period (000's) $846 $927 $2,037 $6,497 $11,259 $17,986
Portfolio Turnover(b)(g) 8% 13% 6% 44% 64% 42%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by 0.02%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Tax-Exempt Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.27 $9.78 $9.94 $9.84 $9.46 $9.90
Investment Activities:
Net investment income (loss)(a) 0.16 0.28 0.29 0.30 0.30 0.37
Net realized and unrealized gains (losses) 0.08 (1.41) 0.11 0.23 0.55 (0.30)
Total from Investment Activities 0.24 (1.13) 0.40 0.53 0.85 0.07
Distributions to Shareholders from:
Net investment income (0.16) (0.32) (0.33) (0.33) (0.35) (0.37)
Net realized gains — (0.06) (0.23) (0.10) (0.12) (0.14)
Total Distributions (0.16) (0.38) (0.56) (0.43) (0.47) (0.51)
Net Asset Value, End of Period $8.35 $8.27 $9.78 $9.94 $9.84 $9.46
Total Return(b)(c) 2.97% 11.60% 4.06% 5.51% 9.06% 0.08%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.69%(f) 0.69% 0.69% 0.69% 0.69% 0.69%
Net Investment Income (Loss)(d) 3.96% 3.19% 2.85% 3.12% 3.07% 3.79%
Gross Expenses(d)(e) 0.99%(f) 0.87% 0.89% 0.85% 0.83% 0.77%
Supplemental Data:
Net Assets at end of period (000's) $10,334 $10,826 $13,969 $22,998 $24,459 $20,260
Portfolio Turnover(b)(g) 8% 13% 6% 44% 64% 42%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by 0.02%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
52
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $9.07 $11.09 $10.84 $10.75 $10.39 $10.79
Investment Activities:
Net investment income (loss)(a) 0.20 0.36 0.36 0.42 0.35 0.43
Net realized and unrealized gains (losses) 0.07 (1.95) 0.27 0.15 0.47 (0.40)
Total from Investment Activities 0.27 (1.59) 0.63 0.57 0.82 0.03
Distributions to Shareholders from:
Net investment income (0.20) (0.40) (0.38) (0.39) (0.40) (0.43)
Net realized gains — (0.03) — (0.09) (0.06) —
Total Distributions (0.20) (0.43) (0.38) (0.48) (0.46) (0.43)
Net Asset Value, End of Period $9.14 $9.07 $11.09 $10.84 $10.75 $10.39
Total Return (excludes sales charge)(b)(c) 2.95% (14.48)% 5.91% 5.52% 8.04% 0.34%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.80%(f) 0.80% 0.80% 0.80% 0.80% 0.80%
Net Investment Income (Loss)(d) 4.32% 3.74% 3.22% 3.95% 3.27% 4.13%
Gross Expenses(d)(e) 1.13%(f) 1.04% 1.04% 1.10% 1.09% 1.02%
Supplemental Data:
Net Assets at end of period (000's) $19,294 $21,747 $34,352 $26,330 $19,153 $16,483
Portfolio Turnover(b)(g) 11% 23% 19% 74% 49% 48%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by 0.03%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $9.07 $11.09 $10.84 $10.75 $10.39 $10.79
Investment Activities:
Net investment income (loss)(a) 0.16 0.29 0.28 0.33 0.28 0.35
Net realized and unrealized gains (losses) 0.07 (1.96) 0.27 0.16 0.46 (0.40)
Total from Investment Activities 0.23 (1.67) 0.55 0.49 0.74 (0.05)
Distributions to Shareholders from:
Net investment income (0.16) (0.32) (0.30) (0.31) (0.32) (0.35)
Net realized gains — (0.03) — (0.09) (0.06) —
Total Distributions (0.16) (0.35) (0.30) (0.40) (0.38) (0.35)
Net Asset Value, End of Period $9.14 $9.07 $11.09 $10.84 $10.75 $10.39
Total Return (excludes contingent deferred sales
charge)(b)(c) 2.56% (15.14)% 5.12% 4.72% 7.22% (0.43)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.57%(f) 1.57% 1.57% 1.57% 1.57% 1.57%
Net Investment Income (Loss)(d) 3.54% 2.94% 2.50% 3.11% 2.61% 3.35%
Gross Expenses(d)(e) 2.87%(f) 2.56% 2.20% 1.90% 1.85% 1.78%
Supplemental Data:
Net Assets at end of period (000's) $947 $1,259 $2,192 $9,378 $13,995 $19,282
Portfolio Turnover(b)(g) 11% 23% 19% 74% 49% 48%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by 0.03%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
54
See notes to financial statements.
Victory High Income Municipal Bond Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $9.07 $11.09 $10.84 $10.75 $10.39 $10.79
Investment Activities:
Net investment income (loss)(a) 0.21 0.38 0.38 0.44 0.38 0.46
Net realized and unrealized gains (losses) 0.08 (1.95) 0.28 0.16 0.47 (0.40)
Total from Investment Activities 0.29 (1.57) 0.66 0.60 0.85 0.06
Distributions to Shareholders from:
Net investment income (0.21) (0.42) (0.41) (0.42) (0.43) (0.46)
Net realized gains — (0.03) — (0.09) (0.06) —
Total Distributions (0.21) (0.45) (0.41) (0.51) (0.49) (0.46)
Net Asset Value, End of Period $9.15 $9.07 $11.09 $10.84 $10.75 $10.39
Total Return(b)(c) 3.18% (14.29)% 6.16% 5.76% 8.29% 0.57%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.57%(f) 0.57% 0.57% 0.57% 0.57% 0.57%
Net Investment Income (Loss)(d) 4.54% 3.94% 3.40% 4.14% 3.56% 4.36%
Gross Expenses(d)(e) 0.90%(f) 0.87% 0.85% 0.93% 0.88% 0.78%
Supplemental Data:
Net Assets at end of period (000's) $13,278 $12,548 $14,087 $9,682 $10,620 $11,683
Portfolio Turnover(b)(g) 11% 23% 19% 74% 49% 48%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by 0.04%.
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory High Income Municipal Bond Fund
Member Class
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $9.07 $11.09 $10.84 $10.56
Investment Activities:
Net investment income (loss)(b) 0.20 0.38 0.34 0.12
Net realized and unrealized gains (losses) 0.07 (1.96) 0.31 0.31
Total from Investment Activities 0.27 (1.58) 0.65 0.43
Distributions to Shareholders from:
Net investment income (0.20) (0.41) (0.40) (0.06)
Net realized gains — (0.03) — (0.09)
Total Distributions (0.20) (0.44) (0.40) (0.15)
Net Asset Value, End of Period $9.14 $9.07 $11.09 $10.84
Total Return(c)(d) 3.03% (14.35)% 6.07% 4.12%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.65%(g) 0.65% 0.65% 0.65%
Net Investment Income (Loss)(e) 4.47% 3.93% 3.04% 6.78%
Gross Expenses(e)(f) 1.15%(g) 1.33% 2.61% 42.32%
Supplemental Data:
Net Assets at end of period (000's) $4,520 $3,976 $2,853 $140
Portfolio Turnover(c)(h) 11% 23% 19% 74%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Reflects total annual operating expenses of the Fund before reductions of any expenses paid indirectly. The Fund’s expenses paid indirectly decreased the expense ratios by 0.04%.
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
56
See notes to financial statements.
Victory Floating Rate Fund
Class A
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.19 $9.33 $9.34 $9.42 $9.13 $9.60
Investment Activities:
Net investment income (loss)(a) 0.38 0.48 0.36 0.49 0.55 0.52
Net realized and unrealized gains (losses) (0.07) (1.13) —(b) (0.08) 0.29 (0.47)
Total from Investment Activities 0.31 (0.65) 0.36 0.41 0.84 0.05
Distributions to Shareholders from:
Net investment income (0.38) (0.49) (0.37) (0.49) (0.55) (0.52)
Total Distributions (0.38) (0.49) (0.37) (0.49) (0.55) (0.52)
Net Asset Value, End of Period $8.12 $8.19 $9.33 $9.34 $9.42 $9.13
Total Return (excludes sales charge)(c)(d) 3.86% (7.01)% 3.89% 4.81% 9.43% 0.43%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.00% 1.01%(g) 1.00% 1.00% 1.00% 1.00%
Net Investment Income (Loss)(e) 9.28% 5.52% 3.88% 5.54% 5.89% 5.41%
Gross Expenses(e)(f) 1.12% 1.11% 1.12% 1.17% 1.17% 1.14%
Supplemental Data:
Net Assets at end of period (000's) $222,865 $252,904 $349,706 $164,864 $146,584 $118,672
Portfolio Turnover(c)(h) 23% 35% 35% 54% 35% 48%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Class C
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.20 $9.33 $9.34 $9.42 $9.14 $9.61
Investment Activities:
Net investment income (loss)(a) 0.35 0.41 0.29 0.43 0.48 0.44
Net realized and unrealized gains (losses) (0.08) (1.12) (0.01) (0.09) 0.28 (0.47)
Total from Investment Activities 0.27 (0.71) 0.28 0.34 0.76 (0.03)
Distributions to Shareholders from:
Net investment income (0.35) (0.42) (0.29) (0.42) (0.48) (0.44)
Total Distributions (0.35) (0.42) (0.29) (0.42) (0.48) (0.44)
Net Asset Value, End of Period $8.12 $8.20 $9.33 $9.34 $9.42 $9.14
Total Return (excludes contingent deferred sales
charge)(b)(c) 3.32% (7.66)% 3.05% 3.96% 8.49% (0.38)%
Ratios to Average Net Assets:
Net Expenses(d)(e) 1.80% 1.81%(f) 1.80% 1.80% 1.80% 1.80%
Net Investment Income (Loss)(d) 8.48% 4.73% 3.09% 4.81% 5.08% 4.60%
Gross Expenses(d)(e) 1.88% 1.87% 1.89% 1.94% 1.92% 1.90%
Supplemental Data:
Net Assets at end of period (000's) $51,021 $58,606 $81,109 $94,885 $149,054 $211,462
Portfolio Turnover(b)(g) 23% 35% 35% 54% 35% 48%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
58
See notes to financial statements.
Victory Floating Rate Fund
Class R
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.19 $9.33 $9.33 $9.41 $9.13 $9.60
Investment Activities:
Net investment income (loss)(a) 0.36 0.44 0.31 0.45 0.50 0.46
Net realized and unrealized gains (losses) (0.07) (1.14) —(b) (0.09) 0.28 (0.46)
Total from Investment Activities 0.29 (0.70) 0.31 0.36 0.78 —(b)
Distributions to Shareholders from:
Net investment income (0.36) (0.44) (0.31) (0.44) (0.50) (0.47)
Total Distributions (0.36) (0.44) (0.31) (0.44) (0.50) (0.47)
Net Asset Value, End of Period $8.12 $8.19 $9.33 $9.33 $9.41 $9.13
Total Return(c)(d) 3.57% (7.55)% 3.40% 4.23% 8.75% (0.13)%
Ratios to Average Net Assets:
Net Expenses(e)(f) 1.56% 1.57%(g) 1.56% 1.56% 1.56% 1.56%
Net Investment Income (Loss)(e) 8.69% 5.05% 3.31% 5.01% 5.34% 4.84%
Gross Expenses(e)(f) 3.94% 3.32% 3.45% 6.20% 3.73% 2.99%
Supplemental Data:
Net Assets at end of period (000's) $325 $537 $602 $300 $455 $716
Portfolio Turnover(c)(h) 23% 35% 35% 54% 35% 48%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Amount is less than $0.005 per share.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
For a Share Outstanding Throughout Each Period
Financial Highlights — continued
See notes to financial statements.
Victory Floating Rate Fund
Class Y
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
Year
Ended
December 31,
2020
Year
Ended
December 31,
2019
Year
Ended
December 31,
2018
Net Asset Value, Beginning of Period $8.20 $9.33 $9.35 $9.43 $9.14 $9.61
Investment Activities:
Net investment income (loss)(a) 0.39 0.49 0.38 0.51 0.57 0.54
Net realized and unrealized gains (losses) (0.08) (1.11) (0.01) (0.08) 0.29 (0.47)
Total from Investment Activities 0.31 (0.62) 0.37 0.43 0.86 0.07
Distributions to Shareholders from:
Net investment income (0.39) (0.51) (0.39) (0.51) (0.57) (0.54)
Total Distributions (0.39) (0.51) (0.39) (0.51) (0.57) (0.54)
Net Asset Value, End of Period $8.12 $8.20 $9.33 $9.35 $9.43 $9.14
Total Return(b)(c) 3.84% (6.69)% 4.01% 5.03% 9.65% 0.64%
Ratios to Average Net Assets:
Net Expenses(d)(e) 0.78% 0.79%(f) 0.78% 0.78% 0.78% 0.78%
Net Investment Income (Loss)(d) 9.49% 5.58% 4.08% 5.73% 6.10% 5.64%
Gross Expenses(d)(e) 0.86% 0.85% 0.86% 0.93% 0.92% 0.89%
Supplemental Data:
Net Assets at end of period (000's) $783,079 $939,244 $1,768,900 $403,852 $289,796 $281,545
Portfolio Turnover(b)(g) 23% 35% 35% 54% 35% 48%
(a) Per share net investment income (loss) has been calculated using the average daily shares method.
(b) Not annualized for periods less than one year.
(c) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(d) Annualized for periods less than one year.
(e) Does not include acquired fund fees and expenses, if any.
(f) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(g) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Victory Portfolios
Financial Highlights — continued
For a Share Outstanding Throughout Each Period
60
See notes to financial statements.
Victory Floating Rate Fund
Member Class
Six Months
Ended
June 30, 2023
(Unaudited)
Year
Ended
December 31,
2022
Year
Ended
December 31,
2021
November 3,
2020(a)
through
December 31,
2020
Net Asset Value, Beginning of Period $8.19 $9.33 $9.34 $9.02
Investment Activities:
Net investment income (loss)(b) 0.39 0.52 0.38 0.08
Net realized and unrealized gains (losses) (0.07) (1.15) (0.01) 0.32
Total from Investment Activities 0.32 (0.63) 0.37 0.40
Distributions to Shareholders from:
Net investment income (0.39) (0.51) (0.38) (0.08)
Total Distributions (0.39) (0.51) (0.38) (0.08)
Net Asset Value, End of Period $8.12 $8.19 $9.33 $9.34
Total Return(c)(d) 3.94% (6.87)% 4.04% 4.41%
Ratios to Average Net Assets:
Net Expenses(e)(f) 0.85% 0.86%(g) 0.85% 0.85%
Net Investment Income (Loss)(e) 9.44% 5.94% 4.02% 5.46%
Gross Expenses(e)(f) 1.24% 1.36% 3.64% 56.41%
Supplemental Data:
Net Assets at end of period (000's) $4,451 $4,350 $2,122 $62
Portfolio Turnover(c)(h) 23% 35% 35% 54%
(a) Commencement of operations.
(b) Per share net investment income (loss) has been calculated using the average daily shares method.
(c) Not annualized for periods less than one year.
(d) Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. Generally Accepted Accounting Principles and could differ from the reported return.
(e) Annualized for periods less than one year.
(f) Does not include acquired fund fees and expenses, if any.
(g) Includes impact of Interfund lending fees. With these Interfund lending fees, the net expense ratio would have been at the contractual expense cap. (See
Note 4 in the accompanying Notes to Financial Statements)
(h) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of shares.

Notes to Financial Statements
June 30, 2023
Victory Portfolios
61
(Unaudited)
1. Organization:
Victory Portfolios (the “Trust”) is organized as a Delaware statutory trust and the Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company. The Trust is comprised of 37 funds and is authorized to issue an unlimited number of shares, which are units of beneficial interest with a par value of $0.001 per share.
The accompanying financial statements are those of the following five Funds (collectively, the “Funds” and individually, a “Fund”). Each
Fund is classified as diversified under the 1940 Act.
Each class of shares of a Fund has substantially identical rights and privileges except with respect to sales charges, fees paid under distribution plans, expenses allocable exclusively to each class of shares, voting rights on matters solely affecting a single class of shares, and the exchange privilege of each class of shares.
Victory Capital Management Inc. (“VCM” or the “Adviser”) is an indirect wholly owned subsidiary of Victory Capital Holdings, Inc., a publicly traded Delaware corporation, and a wholly owned direct subsidiary of Victory Capital Operating, LLC.
Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.
2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.  The policies are in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period.
Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies under Accounting Standards Codification Topic 946.
Investment Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:
Level 1 — quoted prices (unadjusted) in active markets for identical securities
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, or credit spreads, applicable to those securities, etc.)
Level 3 — significant unobservable inputs (including the Adviser’s assumptions in determining the fair value of investments)
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.
The Adviser, appointed as the valuation designee by the Trust’s Board of Trustees (the “Board”), has established the Pricing and Liquidity
Committee (the “Committee”), and subject to Board oversight, the Committee administers and oversees the Funds’ valuation policies and procedures, which were approved by the Board.
Portfolio securities listed or traded on securities exchanges, including Exchange-Traded Funds (“ETFs”), and American Depositary Receipts,
are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the Nasdaq Official Closing
Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.
Investments in open-end investment companies, other than ETFs, are valued at their net asset value (“NAV”). These valuations are typically categorized as Level 1 in the fair value hierarchy.
Debt securities are valued each business day by a pricing service approved by the valuation designee and subject to the oversight of the Board.
The pricing service uses the evaluated bid or the last sale price to value securities. Debt obligations maturing within 60 days may be valued at amortized cost, provided that the amortized cost represents the fair value of such securities. These valuations are typically categorized as Level
2 in the fair value hierarchy.
Funds (Legal Name) Funds (Short Name) Investment Share Classes Offered
Victory INCORE Low Duration Bond Fund INCORE Low Duration Bond Fund A, C, R and Y
Victory High Yield Fund High Yield Fund A, C, R and Y
Victory Tax-Exempt Fund Tax-Exempt Fund A, C and Y
Victory High Income Municipal Bond Fund High Income Municipal Bond Fund A, C, Y and Member Class
Victory Floating Rate Fund Floating Rate Fund A, C, R, Y and Member Class

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
62
(Unaudited)
Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.
Swap agreements are valued at the mean between the current bid and ask prices. To the extent this model is utilized, these valuations are considered as Level 2 in the fair value hierarchy.
In the event that price quotations or valuations are not readily available, investments are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Board. These valuations are typically categorized as Level 2 or Level
3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund’s NAV to be more reliable than it otherwise would be.
A summary of the valuations as of June 30, 2023, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed on the Schedules of Portfolio Investments:
Level 1 Level 2 Level 3 Total
INCORE Low Duration Bond Fund
Asset-Backed Securities ...................... $ — $ 17,382,948 $ — $ 17,382,948
Collateralized Mortgage Obligations ............. — 33,763,460 — 33,763,460
Convertible Corporate Bonds .................. — 8,530,513 — 8,530,513
Convertible Preferred Stocks ................... 2,827,924 — — 2,827,924
Corporate Bonds ........................... — 63,502,496 — 63,502,496
Residential Mortgage-Backed Securities .......... — 1,346,916 — 1,346,916
Yankee Dollars ............................ — 10,689,848 — 10,689,848
U.S. Government Mortgage-Backed Agencies ...... — 4,924,692 — 4,924,692
U.S. Treasury Obligations ..................... — 13,742,080 — 13,742,080
Collateral for Securities Loaned ................ 2,195,688 — — 2,195,688
Total .................................... $ 5,023,612 $ 153,882,953 $ — $ 158,906,565
Other Financial Investments:*
Assets:
Credit Default Swap Agreements ................ — 303,947 — 303,947
Futures Contracts ........................... 299,02 4 — — 299,02 4
Liabilities:
Futures Contracts ........................... (798,64 3 ) — — (798,64 3 )
Total .................................... $ (499,619) $ 303,947 $ — $ (195,672)
High Yield Fund
Common Stocks ............................ 228,271 — 368,246 596,517
Senior Secured Loans ........................ — 26,912,125 — 26,912,125
Corporate Bonds ........................... — 161,027,067 — 161,027,067
Yankee Dollars ............................ — 23,695,719 — 23,695,719
U.S. Government Mortgage-Backed Agencies ...... — 2,998,764 — 2,998,764
Collateral for Securities Loaned ................ 24,134,268 — — 24,134,268
Total .................................... $ 24,362,539 $ 214,633,675 $ 368,246 $ 239,364,460
Tax-Exempt Fund
Municipal Bonds ........................... — 37,720,048 — 37,720,048
Total .................................... $ — $ 37,720,048 $ — $ 37,720,048
High Income Municipal Bond Fund
Municipal Bonds ........................... — 37,875,487 — 37,875,487
Total .................................... $ — $ 37,875,487 $ — $ 37,875,487
Floating Rate Fund
Common Stocks ............................ — — 598,506 598,506
Warrants ................................. — —** — —**
Senior Secured Loans ........................ — 868,677,300 — 868,677,300
Corporate Bonds ........................... — 141,321,098 — 141,321,098

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
63
(Unaudited)
As of June 30, 2023, there were no transfers into/out of Level 3.
Real Estate Investment Trusts (“REITs”):
The Funds may invest in REITs, which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real-estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.
Investment Companies:
Exchange-Traded Funds:
The Funds may invest in ETFs, the shares of which are bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities often designed to track the performance and dividend yield of a particular domestic of foreign market index. The Funds may purchase shares of an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although the lack of liquidity of an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.
Open-End Funds:
The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.
Securities Purchased on a Delayed-Delivery or When-Issued Basis:
The Funds may purchase securities on a delayed-delivery or when-issued basis. Delivery and payment for securities that have been purchased by the Funds on a delayed-delivery or when-issued basis, or for delayed draws on loans can generally take place within 35 days a month or more after the trade date. Securities that require more than 35 days to settle are considered a senior security and subject to Rule 18f-4. At the time the Funds makes the commitment to purchase a security on a delayed-delivery or when-issued basis, the Funds records the transaction and reflects the value of the security in determining NAV. No interest accrues to the Fund until the transaction settles and payment takes place. If the
Funds owns delayed-delivery or when-issued securities, these values are included in Payables for Investments purchased on the accompanying
Statements of Assets and Liabilities.
Municipal Obligations:
The values of municipal obligations can fluctuate and may be affected by adverse tax, legislative, or political changes, and by financial developments affecting municipal issuers. Payment of municipal obligations may depend on a relatively limited source of revenue, resulting in greater credit risk. Future changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations.
Mortgage- and Asset-Backed Securities:
The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Funds to a lower rate of return upon reinvestment of principal.
The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National
Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and
“Freddie Mac,” respectively), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.
Level 1 Level 2 Level 3 Total
Floating Rate Fund, continued
Yankee Dollars ............................ $ — $ 12,896,695 $ — $ 12,896,695
U.S. Treasury Obligations ..................... — 12,996,425 — 12,996,425
Total .................................... $ — $ 1,035,891,518 $ 598,506 $ 1,036,490,024
* Futures Contracts and Swap Agreements are valued at the unrealized appreciation (depreciation) on the investment.
** Zero market value security.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
64
(Unaudited)
Loans:
Floating rate loans in which a Fund invests are primarily “senior” loans. Senior floating rate loans typically hold a senior position in the capital structures of the borrower, are typically secured by specific collateral, and have a claim on the assets and/or stock of the borrower that is senior to that held by subordinated debtholders and stockholders of the borrower. While these protections may reduce risk, these investments still present significant credit risk. A significant portion of a Fund’s floating rate investments may be issued in connection with highly leveraged transactions such as leveraged buyouts, leveraged recapitalization loans, and other types of acquisition financing. Obligations in these types of transactions are subject to greater credit risk (including default and bankruptcy) than many other investments and may be, or become, illiquid. See the note below regarding below investment grade securities.
The Funds may purchase second-lien loans (secured loans with a claim on collateral subordinate to a senior lender’s claim on such collateral), fixed rate loans, unsecured loans, and other debt obligations.
Transactions in loans often settle on a delayed basis, and a Fund may not receive the proceeds from the sale of a loan or pay for a loan purchase for a substantial period of time after entering into the transactions.
Below-Investment-Grade Securities:
Certain Funds may invest in below-investment-grade securities (i.e., lower-quality, “junk” debt), which are subject to various risks. Lower-
quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment-grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.
Derivative Instruments:
Futures Contracts:
The Funds may enter into contracts for the future delivery of securities or foreign currencies and futures contracts based on a specific security, class of securities, foreign currency or an index, and purchase or sell options on any such futures contracts. A futures contract on a securities index is an agreement obligating either party to pay, and entitling the other party to receive, while the contract is outstanding, cash payments based on the level of a specified securities index. No physical delivery of the underlying asset is made. The Funds may enter into futures contracts in an effort to hedge against market risks. The acquisition of put and call options on futures contracts will give the Funds the right (but not the obligation), for a specified price, to sell or to purchase the underlying futures contract, upon exercise of the option, at any time during the option period. Futures transactions involve brokerage costs and a good faith margin deposit, known as initial margin, of cash or government securities with a broker or custodian is required to initiate and maintain open positions in futures contracts. Subsequent payments, known as variation margin, are made or received by the Funds based on the change in the market value of the position and are recorded as unrealized appreciation or depreciation until the contract is closed out, at which time the gain or loss is realized. The Funds may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if the Funds had not entered into any futures transactions. In addition, the value of the Funds’
futures positions may not prove to be perfectly or even highly correlated with the value of its portfolio securities or foreign currencies, limiting the Funds’ ability to hedge effectively against interest rate, exchange rate and/or market risk and giving rise to additional risks. There is no assurance of liquidity in the secondary market for purposes of closing out futures positions. The collateral held by the Funds is reflected on the
Statements of Assets and Liabilities under Deposit with broker for futures contracts.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for futures contracts. During the six months June 30, 2023, the Funds entered into futures contracts primarily for the strategy of hedging or other purposes, including but not limited to, providing liquidity and equitizing cash.
Credit Derivatives:
The Funds may enter into credit derivatives, including centrally cleared credit default swaps on individual obligations or credit indices. The
Funds may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the
Funds’ asset allocations or risk exposures, or (iii) for hedging purposes. The use by the Funds of centrally cleared credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Funds to greater volatility than investments in more traditional securities, as described in the Funds' Statements of
Additional Information.
Centrally cleared credit default swap (“CDS”) agreements on credit indices involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of a specific sector of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the CDS.
The counterparty risk for cleared swap agreements is generally lower than uncleared over-the-counter swap agreements because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees each party’s

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
65
(Unaudited)
performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations.
However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to the Fund.
The Funds may enter into CDS agreements either as a buyer or seller. The Funds may buy protection under a CDS to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Funds may sell protection under a CDS in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.
For swaps entered with an individual counterparty, the Funds bear the risk of loss of the uncollateralized amount expected to be received under a CDS agreement in the event of the default or bankruptcy of the counterparty. CDS agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Funds may also enter into centrally cleared swaps.
Upon entering into a cleared CDS, the Funds may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the
CDS and is returned to a Fund upon termination of the CDS, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the CDS fluctuates, making the long and short positions in the CDS contract more or less valuable, a process known as “marking-to-market.” The premium (discount) payments are built into the daily price of the CDS and thus are amortized through the variation margin. The variation margin payment also includes the daily portion of the periodic payment stream.
The maximum potential amount of future payments (undiscounted) that the Funds as a seller of protection could be required to make under a
CDS agreement equals the notional amount of the agreement. Notional amounts of each individual CDS agreement outstanding as of period end for which the Funds are the sellers of protection are disclosed on the Schedules of Portfolio Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, periodic interest payments, or net amounts received from the settlement of buy protection CDS agreements entered into by the Funds for the same referenced entity or entities. The collateral held by the Funds is reflected on the Statements of Assets and Liabilities under Deposit with broker for swap agreements.
Management has determined that no offsetting requirements exist as a result of their conclusion that the Funds are not subject to master netting agreements for swaps contracts.  The INCORE Low Duration Bond Fund entered into centrally cleared CDS agreements primarily for the strategy of asset allocation and risk exposure management during the period.
Summary of Derivative Instruments:
The following table summarizes the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of June 30, 2023:
The following table presents the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the period ended June 30, 2023:
Assets Liabilities
Variation
Margin
Receivable on
Open Futures
Contracts*
Variation
Margin
Receivable
on Swap
Agreements*
Variation
Margin Payable
on Open Futures
Contracts*
Equity Risk Exposure: – – (150,236)
INCORE Low Duration Bond Fund ............................................ $ – $ – $ 150,236
Credit Risk Exposure: – 303,947 –
INCORE Low Duration Bond Fund ............................................ – 303,947 –
Currency Risk Exposure: 168,400 – (101,728)
INCORE Low Duration Bond Fund ............................................ 168,400 – 101,728
Interest Rate Risk Exposure: 130,624 – (546,679)
INCORE Low Duration Bond Fund ............................................ 130,624 – 546,679
* Includes cumulative appreciation (depreciation) of Futures Contracts and Swap Agreements as reported on the Schedules of Portfolio
Investments. Only current day’s variation margin for Futures Contracts and Swap Agreements is reported within the Statements of Assets and Liabilities.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
66
(Unaudited)
All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. The underlying face value of open derivative positions relative to each Fund’s net assets at period end is generally representative of the notional amount of open positions to net assets throughout the period.
Investment Transactions and Related Income:
Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date or the last business day of the reporting period. Interest income is determined on the basis of coupon interest accrued using the effective interest method which adjusts, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Gains or losses realized on sales of securities are recorded on the identified cost basis. Paydown gains or losses on applicable securities, if any, are recorded as components of Interest income on the Statements of Operations.
The Funds may receive other income from investments in loan assignments and/or unfunded commitments, including amendment fees, consent fees, and commitment fees. These fees are recorded as income when received. These amounts, if received, are included in Interest income on the Statements of Operations.
Securities Lending:
The Funds, through a Securities Lending Agreement with Citibank, N.A. (“Citibank”), may lend their securities to qualified financial institutions, such as certain broker-dealers and banks, to earn additional income, net of income retained by Citibank.  Borrowers are required to initially secure their loans for collateral in the amount of at least 102% of the value of U.S. securities loaned or at least 105% of the value of non-U.S. securities loaned, marked-to-market daily. Any collateral shortfalls associated with increases in the valuation of the securities loaned are generally cured the next business day. The collateral can be received in the form of cash collateral and/or non-cash collateral. Non-
cash collateral can include U.S. Government Securities and other securities as permitted by Securities and Exchange Commission (“SEC”)
guidelines. The cash collateral is invested in short-term instruments or cash equivalents, primarily open-end investment companies, as noted
on the Funds’ Schedules of Portfolio Investments. The Funds effectively do not have control of the non-cash collateral and therefore it is not disclosed on the Funds’ Schedules of Portfolio Investments. Collateral requirements are determined daily based on the value of the Funds’
securities on loan as of the end of the prior business day.  During the time portfolio securities are on loan, the borrower will pay the Funds any dividends or interest paid on such securities plus any fee negotiated between the parties to the lending agreement. The Funds also earn a return from the collateral. The Funds pay Citibank various fees in connection with the investment of cash collateral and fees based on the investment income received from securities lending activities. Securities lending income (net of these fees) is disclosed on the Statements of Operations.
Loans are terminable upon demand and the borrower must return the loaned securities within the lesser of one standard settlement period or five business days.  Although risk is mitigated by the collateral, a Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. In addition, there is a risk that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower.
The Funds’ agreement with Citibank does not include master netting provisions. Non-cash collateral received by the Funds may not be sold or repledged, except to satisfy borrower default.
The following table is a summary of the Funds’ securities lending transactions as of June 30, 2023.
Net Realized Gains (Losses) on
Derivatives Recognized as a Result from
Operations
Net Change in Unrealized Appreciation/
Depreciation on Derivatives Recognized
as a Result of Operations
Net Realized Gains
(Losses) from
Futures Contracts
Net Realized Gains
(Losses) from Swap
Agreements
Net Change
in Unrealized
Appreciation/
Depreciation on
Futures Contracts
Net Change
in Unrealized
Appreciation/
Depreciation on
Swap Agreements
Equity Risk Exposure: (318299.00) – (260152.00) –
INCORE Low Duration Bond Fund .................... $ (318,299) $ – $ (260,152) $ –
Credit Risk Exposure: – 660715.00 – (93140.00)
INCORE Low Duration Bond Fund .................... – 660,715 – (93,140)
Currency Risk Exposure: (155714.00) – 105994.00 –
INCORE Low Duration Bond Fund .................... (155,714) – 105,994 –
Interest Rate Risk Exposure: (187002.00) – (443411.00) –
INCORE Low Duration Bond Fund .................... (187,002) – (443,411) –
Value of
Securities on Loan
Non-Cash
Collateral Cash Collateral
INCORE Low Duration Bond Fund .................................... $ 2,136,191 $ — $ 2,195,688
High Yield Fund ................................................. 23,087,156 — 24,134,268

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
67
(Unaudited)
Federal Income Taxes:
Each Fund intends to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds have a tax year end of December 31.
For the six months ended June 30, 2023, the Funds did not incur any income tax, interest, or penalties, and have recorded no liability for net unrecognized tax benefits relating to uncertain tax positions.
Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax years, which includes the current fiscal tax year end). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.
Allocations:
Expenses directly attributable to a Fund are charged to that Fund, while expenses that are attributable to more than one fund in the Trust, or jointly with an affiliated trust, are allocated among the respective funds in the Trust and/or an affiliated trust based upon net assets or another appropriate basis.
Income, expenses (other than class-specific expenses such as transfer agent fees, state registration fees, printing fees, and 12b-1 fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.
3. Purchases and Sales:
Purchases and sales of securities (excluding securities maturing less than one year from acquisition) for the six months ended June 30, 2023, were as follows:
4. Fees and Transactions with Affiliates and Related Parties:
Investment Advisory Fees:
Investment advisory services are provided to the Funds by the Adviser, which is a New York corporation registered as an investment adviser with the SEC.
VCM has entered into a Sub-Advisory Agreement with Park Avenue Institutional Advisers LLC (“Park Avenue”). Park Avenue is responsible for providing day-to-day investment advisory services to the High Yield Fund and the Floating Rate Fund, subject to the oversight of the Board.
Under the terms of the Investment Advisory Agreement, the Adviser is entitled to receive fees accrued daily and paid monthly at an annualized rate based on a percentage of the average daily net assets of each Fund. The rates at which the Adviser is paid by each Fund are included in the table below.
Amounts incurred and paid to VCM for the six months ended June 30, 2023, are reflected on the Statements of Operations as Investment advisory fees.
Administration and Servicing Fees:
VCM also serves as the Funds’ administrator and fund accountant. Under the Fund Administration, Servicing and Fund Accounting Agreement,
VCM is paid an administration fee based on a percentage of the average daily net assets of the Trust, Victory Variable Insurance Funds and
Victory Portfolios II. The tiered rates at which VCM is paid by the Funds are shown in the table below:
Excluding U.S. Government Securities U.S. Government Securities
Purchases Sales Purchases Sales
INCORE Low Duration Bond Fund ...................... $ 28,063,246 $ 31,877,513 $ 23,657,773 $ 37,296,773
High Yield Fund ................................... 63,482,511 90,457,303 — —
Tax-Exempt Fund ................................... 2,759,465 7,005,911 — —
High Income Municipal Bond Fund ...................... 4,078,933 6,078,092 — —
Floating Rate Fund .................................. 263,714,005 443,750,158 — —
Flat Rate
INCORE Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.45%
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.60%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.50%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.65%

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
68
(Unaudited)
Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Administration fees.
Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, acts as sub-administrator and sub-fund accountant to the Funds pursuant to the
Sub-Administration and Sub-Fund Accounting Services Agreement between VCM and Citi. VCM pays Citi a fee for providing these services.
The Funds reimburse VCM and Citi for out-of-pocket expenses incurred in providing these services and certain other expenses specifically allocated to the Funds. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Sub-
Administration fees.
The Funds (as part of the Trust) have entered into an agreement with the Adviser to provide compliance services, pursuant to which the Adviser furnishes its compliance personnel, including the services of the Chief Compliance Officer (“CCO”), and other resources reasonably necessary to provide the Trust with compliance oversight services related to the design, administration, and oversight of a compliance program for the
Trust in accordance with Rule 38a-1 under the 1940 Act. The CCO is an employee of the Adviser, which pays the compensation of the CCO and support staff. The funds in the Trust, Victory Variable Insurance Funds, Victory Portfolios II and Victory Portfolios III (collectively, the
“Victory Funds Complex”), in aggregate, compensate the Adviser for these services. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Compliance fees.
Transfer Agency Fees:
FIS Investor Services, LLC (“FIS”) serves as the Funds’ transfer agent. Under the Transfer Agent Agreement, the Trust pays FIS a fee for its services and reimburses FIS for all of their reasonable out-of-pocket expenses incurred in providing these services.  Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Victory Capital Transfer Agency, Inc., an affiliate of the Adviser, serves as sub-transfer agent for the Member Class. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as Transfer agent fees.
Distributor/Underwriting Services:
Victory Capital Services, Inc. (the “Distributor”), an affiliate of the Adviser, serves as Distributor for the continuous offering of the shares of the
Funds pursuant to a Distribution Agreement between the Distributor and the Trust.
Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee up to the annual rate shown in the table below:
The distribution and service fees paid to the Distributor may be used by the Distributor to pay for activities primarily intended to result in the sale of Class A, Class C, and Class R. Amounts incurred for the six months ended June 30, 2023, are reflected on the Statements of Operations as 12b-1 fees.
In addition, the Distributor is entitled to receive commissions in connection with sales of the Class A. For the six months ended June 30, 2023, the Distributor received $2,710 from commissions earned in connection with sales of Class A.
Other Fees:
Citibank serves as the Funds’ custodian. The Funds pay Citibank a fee for providing these services. Amounts incurred for the six months ended
June 30, 2023, are reflected on the Statements of Operations as Custodian fees.
Sidley Austin LLP provides legal services to the Trust.
The Adviser has entered into an expense limitation agreement with the Trust.  Under the terms of the agreement, the Adviser has agreed to waive fees or reimburse certain expenses to the extent that ordinary operating expenses incurred by certain classes of a Fund in any fiscal year exceed the expense limit for such classes of the Fund. Such excess amounts will be the liability of the Adviser. Acquired fund fees and expenses, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business are excluded from the expense limits. As of June 30, 2023, the expense limits
(excluding voluntary waivers) are as follows:
Net Assets
Up to $15 billion $15 billion — $30 billion Over $30 billion
0.08%, plus 0.05%, plus 0.04%
Class A Class C Class R
INCORE Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% N/A
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25% 1.00% 0.50%
In effect until April 30, 2024
Class A Class C Class R Class Y
Member
Class
INCORE Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.85% 1.62% 1.27% 0.62% N/A

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
69
(Unaudited)
Under the terms of the expense limitation agreement, the Funds have agreed to repay fees and expenses that were waived or reimbursed by the Adviser for a period of up to three years (thirty-six (36) months) after the waiver or reimbursement took place, subject to the lesser of any operating expense limits in effect at the time of: (a) the original waiver or expense reimbursement; or (b) the recoupment, after giving effect to the recoupment amount.
The Funds have not recorded any amounts available to be repaid as a commitment and contingency liability due to an assessment that such repayments are not probable at June 30, 2023.
As of June 30, 2023, the following amounts are available to be repaid to the Adviser.
The Adviser may voluntarily waive or reimburse additional fees to assist the Funds in maintaining competitive expense ratios. Voluntary waivers and reimbursements applicable to the Funds are not available to be recouped at a future time. For the six months ended June 30, 2023, the Adviser voluntarily waived the following amounts:
The Funds have adopted a Deferred Compensation Agreement (the “Agreement”) for their Trustees and any Advisory Trustees who receive compensation from the Funds. Under the terms of the Agreement, a Trustee or Advisory Trustee may elect to defer all or a portion of their compensation. Amounts deferred may be allocated to investment options that are specified in the Agreement as selected by the Trustee or
Advisory Trustee, including certain Victory Funds, in which their deferred accounts are deemed invested. Deferred compensation liability under the Agreement constitutes a general unsecured obligation for an applicable Victory Fund. For the six months ended June 30, 2023, no material amounts have been deferred, and, therefore, have not been included in the Funds’ Statements of Assets and Liabilities.
Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Adviser, administrator, fund accountant, sub-
administrator, sub-fund accountant, custodian, legal counsel, and Distributor.
5. Risks:
The Funds may be subject to other risks in addition to these identified risks.
Debt Securities Risk — The value of a debt security or other income-producing security changes in response to various factors, including, for example, market-related factors (such as changes in interest rates or changes in the risk appetite of investors generally) and changes in the actual or perceived ability of the issuer (or of issuers generally) to meet its (or their) obligations. Securities with floating interest rates generally are less sensitive to interest rate changes, but may decline in value if their interest rates do not rise as much as interest rates in general. Other factors that may affect the value of debt securities, include, among others, public health crises and responses by governments and companies to such crises. These and other events may affect the creditworthiness of the issuer of a debt security and may impair an issuer’s ability to timely meet its debt obligations as they come due.
High-Yield/Junk Bond Risk — Lower-quality debt securities can involve a substantially greater risk of default than higher quality debt securities, and their values can decline significantly over short and longer periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general.
Floating Rate Loan Risk — Investments in floating rate loans are generally subject to the same risks as investments in other types of debt securities, including, in many cases, investments in high-yield/junk bonds. There may be limited public information available regarding the loan. They may be difficult to value and may be illiquid. The receipt of principal and interest on some loans may be subject to the credit risk of a financial institution that issues or administers the loan. In certain circumstances, the Funds may not have the same protections available to investors under the federal securities laws. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates. In the event of a recession or serious credit event, among other eventualities, the value of the Funds’
investments in floating rate loans are more likely to decline. Transactions in loans often settle on a delayed basis, and the Funds may not receive the proceeds from the sale of a loan for a substantial period of time after the sale. The secondary market for floating rate loans is limited and, thus, the Funds’ ability to sell or realize the full value of its investment in these loans to reinvest sale proceeds or to meet redemption obligations may be impaired.
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.70% 1.35% 0.76% N/A
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 1.60% N/A 0.69% N/A
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.80% 1.57% N/A 0.57% 0.65%
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 1.00% 1.80% 1.56% 0.78% 0.85%
Expires
2023
Expires
2024
Expires
2025
Expires
2026 Total
INCORE Low Duration Bond Fund .............................. $ 54,349 $ 97,075 $ 88,131 $ 41,435 $ 280,990
High Yield Fund ........................................... 144,724 221,331 261,892 132,449 760,396
Tax-Exempt Fund ........................................... 67,965 131,110 125,945 66,132 391,152
High Income Municipal Bond Fund .............................. 67,815 156,099 142,621 68,132 434,667
Floating Rate Fund .......................................... 408,557 1,454,748 1,383,846 548,903 3,796,054
INCORE Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $27,378

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
70
(Unaudited)
Municipal Obligations Risk — The values of municipal obligations that depend on a specific revenue source to fund their payment obligations may fluctuate as a result of changes in the cash flows generated by the revenue source or changes in the priority of the municipal obligation to receive the cash flows generated by the revenue source. Changes in the financial health of a municipality or other issuer, or an insurer of municipalities, may make it difficult to pay interest and principal when due and may affect the overall municipal securities market. Municipal obligations concentrated in a particular geographic region may make the Funds’ investments more susceptible to economic, political, regulatory, or other factors affecting issuers in those geographic areas and may increase the volatility of the Funds’ net asset value. In addition, changes in federal tax laws or the activity of an issuer may adversely affect the tax-exempt status of municipal obligations. Loss of tax-exempt status may cause interest received and distributed to shareholders by the Funds to be taxable and may result in a significant decline in the values of such municipal obligations.
Credit Risk — The Funds will be subject to credit risk with respect to the amount each expects to receive from counterparties for financial instruments entered into by the Funds. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.
Derivatives Risk — The use of derivative instruments, such as futures contracts and credit default swaps, exposes the Funds to additional risks and transaction costs. Risks of derivative instruments include: (1) the risk that interest rates, securities prices, asset values, and currency markets will not move in the direction that a portfolio manager anticipates; (2) imperfect correlation between the price of derivative instruments and movements in the prices of the securities, assets, interest rates or currencies being hedged; (3) the fact that skills needed to use these strategies are different than those needed to select portfolio securities; (4) the possible absence of a liquid secondary market for any particular instrument and possible exchange imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired;
(5) the risk that adverse price movements in an instrument can result in a loss substantially greater than the Funds’ initial investment in that instrument (in some cases, the potential loss is unlimited); (6) particularly in the case of privately-negotiated instruments, the risk that the counterparty will not perform its obligations, which could leave the Funds worse off than if it had not entered into the position; and (7) the inability to close out certain hedged positions to avoid adverse tax consequences.
LIBOR Discontinuation Risk — The discontinuation of London Interbank Offered Rate (“LIBOR”) may adversely affect the financial markets generally and the Funds’ operations, finances and investments specifically. LIBOR has been the principal floating rate benchmark in the financial markets, and a large portion of the Funds’ assets were tied to LIBOR. However, LIBOR was discontinued as a floating rate benchmark after June
30, 2023. Then-existing LIBOR obligations have been transitioned or will transition to another benchmark, depending on the LIBOR currency and tenor. For some existing LIBOR-based obligations, the contractual consequences of the discontinuation of LIBOR may not be clear.
Non-LIBOR floating rate obligations, including obligations based on the Secured Overnight Financing Rate (“SOFR”), may have returns and values that fluctuate more than those of floating rate debt obligations that are based on LIBOR or other rates. Also, because SOFR and some alternative floating rates are relatively new market indexes, markets for certain non-LIBOR obligations may never develop or may not be liquid.
Market terms for non-LIBOR floating rate obligations, such as the spread over the index reflected in interest rate provisions, may evolve over time, and prices of non-LIBOR floating rate obligations may be different depending on when they are issued and changing views about correct spread levels.
Various SOFR-based rates, including SOFR-based term rates, and various non-SOFR-based rates have developed in response to the discontinuation of U.S. dollar LIBOR, which may create various risks for the Funds and the financial markets more generally. There are non-
LIBOR forward-looking floating rates that are not based on SOFR and that may be considered by participants in the financial markets as LIBOR alternatives. Unlike forward-looking SOFR-based term rates, such rates are intended reflect a bank credit spread component.
It is not clear how replacement rates for LIBOR—including SOFR-based rates and non-SOFR-based rates—will continue to develop and to what extent they will be used. There is no assurance that these replacement rates will be suitable substitutes for LIBOR, and thus the substitution of such rates for LIBOR could have an adverse effect on the Funds and the financial markets more generally. Concerns about market depth and stability could affect the development of non-SOFR-based term rates, and such rates may create various risks, which may or may not be similar to the risks relating to SOFR.
Market Risk — Overall market risks may affect the value of the Funds. Domestic and international factors such as political events, war, terrorism, trade disputes, inflation rates, interest rate levels, and other fiscal and monetary policy changes; cybersecurity incidents, pandemics, and other public health crises; sanctions against a particular foreign country, its nationals, businesses, or industries; and related geopolitical events, as well as environmental disasters such as earthquakes, fires, and floods, or other catastrophes, may add to instability in global economies and markets generally, and may lead to increased market volatility. Global economies and financial markets are highly interconnected, which increases the possibility that conditions in one country or region might adversely affect issuers in another country or region. The impact of these and other factors may be short-term or may last for extended periods.

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
71
(Unaudited)
6. Borrowing and Interfund Lending:
Line of Credit:
The Victory Funds Complex participates in a short-term demand note “Line of Credit” agreement with Citibank. Under the agreement with
Citibank, the Victory Funds Complex may borrow up to $600 million, of which $300 million is committed and $300 million is uncommitted.
$40 million of the Line of Credit is reserved for use by the Victory Floating Rate Fund, another series of the Victory Funds Complex, with
Victory Floating Rate Fund paying the related commitment fees for that amount. The purpose of the Line of Credit is to meet temporary or emergency cash needs. For the six months ended June 30, 2023, Citibank received an annual commitment fee of 0.15% on $300 million for providing the Line of Credit. Each Fund in the Victory Funds Complex paid a pro-rata portion of the commitment fees plus any interest on amounts borrowed. Interest is based on the one-month SOFR plus 1.10 percent. Effective June 27, 2023, the agreement was renewed and the annual commitment fee of 0.15% remained unchanged. Interest charged to each Fund during the period, if applicable, is reflected on the
Statements of Operations under Line of credit fees.
The average borrowing for the days outstanding and average interest rate for each Fund during the six months ended June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the period ended June 30, 2023.
Interfund Lending:
The Trust and the Adviser rely on an exemptive order granted by the SEC in March 2017 (the “Order”), permitting the establishment and operation of an Interfund Lending Facility (the “Facility”). The Facility allows each Fund to directly lend and borrow money to or from any other fund in the Victory Funds Complex that is permitted to participate in the Facility, relying upon the Order at rates beneficial to both the borrowing and lending funds. Advances under the Facility are allowed for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund’s borrowing restrictions.
The interfund loan rate is determined, as specified in the Order, by averaging the current repurchase agreement rate and the current bank loan rate. As a Borrower (as defined in the Order), interest charged to each Fund, if any, during the period, is reflected on the Statements of Operations under Interfund lending fees. As a Lender (as defined in the Order), interest earned by each Fund, if any, during the period, is reflected on the
Statements of Operations under Interfund lending.
The average borrowing or lending for the days outstanding and average interest rate for the Funds that utilized this Facility during the six months ended June 30, 2023, were as follows:
* Based on the number of days borrowings were outstanding for the period ended June 30, 2023.
7. Federal Income Tax Information:
Dividends from net investment income, if any, are declared and paid as noted in the table below. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.
The amounts of dividends from net investment income and distributions from net realized gains (collectively, distributions to shareholders) are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (e.g., net operating loss and distribution reclassification), such amounts are reclassified within the components of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by the Funds may be reclassified as an offset to capital on the accompanying Statement of Assets and Liabilities.
Amount
Outstanding at
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
INCORE Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . $— $3,170,000 6.25% $3,170,000
Borrower or
Lender
Amount
Outstanding at
June 30, 2023
Average
Borrowing*
Average
Interest Rate*
Maximum
Borrowing
During the
Period
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . Borrower $ — $ 1,395,500 5.09% $ 1,607,000
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . Borrower — 2,616,667 4.96% 5,696,000
Declared Paid
INCORE Low Duration Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
High Yield Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Tax-Exempt Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
High Income Municipal Bond Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly
Floating Rate Fund . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . Monthly Monthly

Notes to Financial Statements — continued
June 30, 2023
Victory Portfolios
72
(Unaudited)
The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (loss) will be determined at the end of the current tax year.
As of the tax year ended December 31, 2022, the Funds had net capital loss carryforwards as shown in the table below.  It is unlikely that the
Board will authorize a distribution of capital gains realized in the future until the capital loss carryforwards have been used.
8. New Regulatory Pronouncement:
In October 2022, the SEC adopted a rule and form amendments that require, among other things, mutual funds and ETFs to prepare and transmit streamlined annual and semi-annual shareholder reports. In connection with these amendments, certain information that was previously disclosed in shareholder reports will instead be made available online, delivered free of charge upon request, and filed with the SEC on a semi-
annual basis. Also in connection with these amendments, annual and semi-annual reports will be provided directly to shareholders, either in paper or (if the shareholder has so elected) electronically. Compliance with the rule and form amendments begins in July 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.
Short-Term
Amount
Long-Term
Amount Total
INCORE Low Duration Bond Fund ......................................... $ 12,890,952 $ 18,232,419 $ 31,123,371
High Yield Fund ...................................................... 6,891,068 8,024,182 14,915,250
Tax-Exempt Fund ...................................................... 54,155 381,144 435,299
High Income Municipal Bond Fund ......................................... 45,554 570,983 616,537
Floating Rate Fund ..................................................... 74,673,227 212,600,151 287,273,378

Supplemental Information
June 30, 2023
Victory Portfolios
73
(Unaudited)
Proxy Voting and Portfolio Holdings Information
Proxy Voting:
Information regarding the policies and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at sec.gov.
Information relating to how the Funds voted proxies relating to portfolio securities held during the most recent 12 months ended June 30 is available on the SEC’s website at sec.gov.
Availability of Schedules of Portfolio Investments:
The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarter of each fiscal year on Form
N-PORT. Forms N-PORT are available on the SEC’s website at sec.gov.
Expense Examples
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2)
ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs
(in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1,
2023, through June 30, 2023.
The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.
Please note the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs.
Therefore, the hypothetical expenses in the table are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
INCORE Low Duration Bond Fund
Class A ...............................
$ 1,000.00 $ 1,011.80 $ 1,020.58 $ 4.24 $ 4.26 0.85%
Class C ...............................
1,000.00 1,006.90 1,016.76 8.06 8.10 1.62%
Class R ...............................
1,000.00 1,008.60 1,018.50 6.32 6.36 1.27%
Class Y ...............................
1,000.00 1,011.90 1,021.72 3.09 3.11 0.62%
High Yield Fund
Class A ...............................
1,000.00 1,040.50 1,019.84 5.06 5.01 1.00%
Class C ...............................
1,000.00 1,036.80 1,016.36 8.59 8.50 1.70%
Class R ...............................
1,000.00 1,038.70 1,018.30 6.62 6.56 1.31%
Class Y ...............................
1,000.00 1,041.90 1,021.03 3.85 3.81 0.76%
Tax-Exempt Fund
Class A ...............................
1,000.00 1,030.30 1,020.83 4.03 4.01 0.80%
Class C ...............................
1,000.00 1,025.10 1,016.86 8.03 8.00 1.60%
Class Y ...............................
1,000.00 1,029.70 1,021.37 3.47 3.46 0.69%

Supplemental Information — continued
June 30, 2023
Victory Portfolios
74
(Unaudited)
Beginning
Account
Value
1/1/23
Actual
Ending
Account
Value
6/30/23
Hypothetical
Ending
Account
Value
6/30/23
Actual
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Hypothetical
Expenses
Paid During
Period
1/1/23 - 6/30/23*
Annualized
Expense Ratio
During Period
1/1/23 - 6/30/23
High Income Municipal Bond Fund
Class A ...............................
1,000.00 1,029.50 1,020.83 4.03 4.01 0.80%
Class C ...............................
1,000.00 1,025.60 1,017.01 7.89 7.85 1.57%
Class Y ...............................
1,000.00 1,031.80 1,021.97 2.87 2.86 0.57%
Member Class ..........................
1,000.00 1,030.30 1,021.57 3.27 3.26 0.65%
Floating Rate Fund
Class A ...............................
1,000.00 1,038.60 1,019.84 5.05 5.01 1.00%
Class C ...............................
1,000.00 1,033.20 1,015.87 9.07 9.00 1.80%
Class R ...............................
1,000.00 1,035.70 1,017.06 7.87 7.80 1.56%
Class Y ...............................
1,000.00 1,038.40 1,020.93 3.94 3.91 0.78%
Member Class ..........................
1,000.00 1,039.40 1,020.58 4.30 4.26 0.85%
*
Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Victory Portfolios

(Unaudited)
Supplemental Information — continued
June 30, 2023
Liquidity Risk Management Program:
The Victory Funds have adopted and implemented a written liquidity risk management program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The LRMP is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration each Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed market conditions; its short- and long-term cash flow projections; and its cash holdings and access to other liquidity management tools such as available funding sources including the Victory Funds Complex Interfund Lending Facility and Line of Credit (discussed in the Notes to Financial Statements). The Victory Funds’ Board of Trustees approved the appointment of the Funds’ investment adviser, Victory Capital
Management Inc. (“Victory Capital”), as the administrator of the LRMP.
Victory Capital manages liquidity risks associated with the Funds’ investments by monitoring, among other things, cash and cash equivalents, any use of derivatives, the concentration of investments, the appropriateness of each Fund’s investment strategy, and by classifying every Fund investment as either highly liquid, moderately liquid, less liquid, or illiquid on at least a monthly basis. To assist with the classification of Fund investments, Victory Capital has retained a third-party provider of liquidity evaluation services. This provider determines preliminary liquidity classifications for all portfolio holdings based upon portfolio-level data and certain assumptions provided by Victory Capital. Victory Capital reviews the preliminary liquidity classifications and, when appropriate, considers other information including input from the Funds’ portfolio managers (including the portfolio managers employed by any investment sub-advisers) in determining final liquidity classifications.
At a meeting held on February 23, 2023, Victory Capital provided an oral and written report to the Trustees on the operation and effectiveness of the LRMP during the previous year. The report from Victory Capital concluded that the Funds did not experience any significant liquidity challenges during the covered period, and the Funds’ LRMP is reasonably designed to assess and manage its liquidity risk. The report also concluded that the LRMP continues to operate adequately and effectively to enable Victory Capital to oversee and manage liquidity risk and ensure each Fund is able to meet redemption requests without significant dilution to the remaining investors’ interest in each Fund. During the review period, except for Victory Floating Rate Fund, each Fund’s portfolio consisted primarily of highly liquid investments, which are defined as cash and any investments that each Fund reasonably expects to be converted to cash in current market conditions in three business days or less without significantly changing the market value of the investment. Therefore, the Funds have not adopted a Highly Liquid Investment
Minimum. The Victory Floating Rate Fund set a Highly Liquid Investment Minimum of 5% upon implementation of the LMRP. The Victory
Floating Rate Fund invests primarily in floating rate bank loans, which typically are characterized as Less Liquid because transactions on these securities often occur on a delayed basis. The Fund typically maintains 12-15% of its net assets in Highly Liquid Investments. This Fund also reserves a set portion of the Line of Credit agreement with Citibank to mitigate the liquidity risk from holding Less Liquid securities. Victory
Floating Rate Fund has maintained highly liquid investments satisfying this minimum requirement. The Funds’ investments were below the limitation on illiquid investments during the review period. Additionally, Victory Capital indicated that no events occurred that would require the filing of Form N-RN (prior to August 2022, Form N-LIQUID) and recommended no material changes to the LRMP.

Privacy Policy
Protecting the Privacy of Information
The Trust respects your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.
We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. We may also disclose this information to companies that perform marketing services on our behalf. This allows us to continue to offer you Victory investment products and services that meet your investing needs, and to effect transactions that you request or authorize. These companies will use this information only in connection with the services for which we hired them. They are not permitted to use or share this information for any other purpose.
To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic, and procedural safeguards to guard your personal information.*
You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Trust does not share information with other companies for purposes of marketing solicitations for products other than the Trust. Therefore, the Trust does not provide opt-out options to their shareholders.

Victory Funds
P.O. Box 182593
Columbus, Ohio 43218-2593
Visit our website at:
vcm.com
Call Victory at:
800-539-FUND (800-539-3863)
800-235-8396 for Member Class
VPRSFIF-SAR (6/23)

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)        Not applicable.

(b)        Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 29, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James K. De Vries
James K. De Vries, Principal Executive Officer

Date	August 28, 2023

By (Signature and Title)*	/s/ Allan Shaer
Allan Shaer, Principal Financial Officer

Date	August 29, 2023